Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (1.9%)
	BHP Group Ltd.	2,884,180	88,239
	Commonwealth Bank of Australia	966,931	73,733
	CSL Ltd.	276,023	54,205
	National Australia Bank Ltd.	1,798,242	37,926
	Westpac Banking Corp.	1,990,411	31,225
	ANZ Group Holdings Ltd.	1,712,101	30,209
	Macquarie Group Ltd.	208,258	25,697
	Wesfarmers Ltd.	654,900	24,793
	Woodside Energy Group Ltd.	1,080,539	22,601
	Rio Tinto Ltd.	212,798	18,311
	Fortescue Ltd.	910,865	17,604
	Goodman Group	1,059,669	17,590
	Woolworths Group Ltd.	698,846	16,412
	Transurban Group	1,785,405	15,685
	Aristocrat Leisure Ltd.	380,986	10,984
*	James Hardie Industries plc GDR	257,202	9,663
	Santos Ltd.	1,867,515	9,438
	QBE Insurance Group Ltd.	875,585	9,016
	Amcor plc GDR	825,368	7,831
	Brambles Ltd.	821,351	7,831
	Coles Group Ltd.	754,091	7,826
	Cochlear Ltd.	38,215	7,584
	Suncorp Group Ltd.	756,468	6,963
	Scentre Group	3,174,012	6,310
	South32 Ltd.	2,747,734	5,949
	Telstra Group Ltd.	2,233,116	5,889
	Insurance Australia Group Ltd.	1,458,932	5,727
	Computershare Ltd. (XASX)	341,057	5,649
	Sonic Healthcare Ltd.	269,379	5,617
	Origin Energy Ltd.	991,445	5,533
	Northern Star Resources Ltd.	634,293	5,441
*	Xero Ltd.	75,523	5,406
	ASX Ltd.	108,463	4,637
	WiseTech Global Ltd.	94,839	4,465
	Stockland	1,501,412	4,434
	CAR Group Ltd.	204,521	4,391
	APA Group	747,536	4,135
	Lottery Corp. Ltd.	1,247,057	4,093
	Mineral Resources Ltd.	100,968	3,894
	BlueScope Steel Ltd.	254,100	3,880
[1]	Pilbara Minerals Ltd.	1,681,502	3,830
	Medibank Pvt Ltd.	1,529,703	3,830

		Shares	Market Value ($000)
	Dexus	714,041	3,614
	REA Group Ltd.	29,138	3,475
	Ramsay Health Care Ltd.	100,236	3,342
	Treasury Wine Estates Ltd.	476,415	3,341
	SEEK Ltd.	199,308	3,286
	Washington H Soul Pattinson & Co. Ltd.	144,458	3,229
	GPT Group	1,043,022	3,152
	Ampol Ltd.	131,257	3,105
	Mirvac Group	2,144,812	3,014
	Endeavour Group Ltd.	767,673	2,810
*	NEXTDC Ltd.	301,579	2,730
	Vicinity Ltd.	2,053,341	2,726
	Orica Ltd.	255,454	2,694
	Qube Holdings Ltd.	1,144,338	2,433
	Aurizon Holdings Ltd.	975,539	2,405
	Atlas Arteria Ltd.	663,248	2,338
	Evolution Mining Ltd.	1,091,559	2,287
	ALS Ltd.	273,522	2,247
	Cleanaway Waste Management Ltd.	1,314,516	2,225
	JB Hi-Fi Ltd.	59,670	2,220
	Steadfast Group Ltd.	569,103	2,202
	Altium Ltd.	68,164	2,190
	Whitehaven Coal Ltd.	390,473	2,135
	Worley Ltd.	214,888	2,064
	Charter Hall Group	261,844	2,042
[1]	IDP Education Ltd.	156,994	2,010
	Seven Group Holdings Ltd.	85,744	2,007
*	Lynas Rare Earths Ltd.	521,947	1,985
	AGL Energy Ltd.	344,214	1,944
	Pro Medicus Ltd.	28,933	1,906
	Bendigo & Adelaide Bank Ltd.	295,466	1,888
	Incitec Pivot Ltd.	1,075,007	1,877
	Lendlease Corp. Ltd.	381,359	1,831
	Reece Ltd.	119,675	1,763
*	Qantas Airways Ltd.	475,959	1,716
	IGO Ltd.	339,273	1,649
	Technology One Ltd.	150,456	1,537
*	Paladin Energy Ltd.	1,676,710	1,405
	Breville Group Ltd.	78,907	1,395
	nib holdings Ltd.	263,080	1,391
	Bank of Queensland Ltd.	351,976	1,382
	Champion Iron Ltd.	251,589	1,380
[2]	Viva Energy Group Ltd.	599,021	1,365
	Orora Ltd.	723,443	1,315
	Reliance Worldwide Corp. Ltd.	469,290	1,283
	Flight Centre Travel Group Ltd.	91,266	1,261
	Metcash Ltd.	521,415	1,237
	BWP Trust	541,769	1,213
	Charter Hall Retail REIT	478,914	1,157
	CSR Ltd.	255,294	1,150
*	Sandfire Resources Ltd.	244,443	1,149
	Iluka Resources Ltd.	245,222	1,145
	Ansell Ltd.	70,795	1,113
	Nine Entertainment Co. Holdings Ltd.	858,041	1,101
	Beach Energy Ltd.	990,822	1,063
	Charter Hall Long Wale REIT	435,271	1,060
*	Alumina Ltd.	1,404,638	1,057
	AUB Group Ltd.	52,894	1,053

		Shares	Market Value ($000)
	Perpetual Ltd.	61,958	1,043
*	Webjet Ltd.	213,221	1,035
	Challenger Ltd.	243,545	1,033
	National Storage REIT	681,822	1,023
	New Hope Corp. Ltd.	287,133	1,004
	Downer EDI Ltd.	367,065	1,000
	ARB Corp. Ltd.	44,466	972
	Eagers Automotive Ltd.	105,029	969
	Domino's Pizza Enterprises Ltd.	37,445	963
*	Neuren Pharmaceuticals Ltd.	62,670	960
	AMP Ltd.	1,553,146	942
	Perseus Mining Ltd.	765,998	902
	Region RE Ltd.	593,940	874
	Super Retail Group Ltd.	84,088	868
	Harvey Norman Holdings Ltd.	296,900	853
	Premier Investments Ltd.	46,619	849
	Ventia Services Group Pty. Ltd.	388,535	834
	Corporate Travel Management Ltd.	62,290	824
	Deterra Royalties Ltd.	227,707	820
	Centuria Industrial REIT	382,499	810
	Sims Ltd.	85,247	799
	HUB24 Ltd.	32,779	792
	Nickel Industries Ltd.	1,456,859	747
	HomeCo Daily Needs REIT	898,252	739
	Nufarm Ltd.	200,238	722
*	Megaport Ltd.	85,492	698
	TPG Telecom Ltd.	201,437	693
	Yancoal Australia Ltd.	173,161	676
	HMC Capital Ltd.	170,028	674
*	Telix Pharmaceuticals Ltd.	90,061	672
	Bapcor Ltd.	182,563	668
	GUD Holdings Ltd.	83,265	661
	Lifestyle Communities Ltd.	56,518	658
*	Boral Ltd.	190,362	656
	Ramelius Resources Ltd.	630,328	655
	Waypoint REIT Ltd.	402,946	649
	Data#3 Ltd.	101,966	648
*	Boss Energy Ltd.	177,302	642
	EVT Ltd.	76,887	627
*	Genesis Minerals Ltd.	585,608	621
	Tabcorp Holdings Ltd.	1,184,950	616
	Brickworks Ltd.	32,053	612
	GrainCorp Ltd. Class A	115,293	606
*	De Grey Mining Ltd.	758,783	604
	Gold Road Resources Ltd.	605,940	599
*,1	Liontown Resources Ltd.	892,153	594
	Helia Group Ltd.	179,466	577
	Inghams Group Ltd.	205,852	576
*	Adbri Ltd.	286,010	569
*	Capricorn Metals Ltd.	190,001	566
	Costa Group Holdings Ltd.	265,677	553
	IRESS Ltd.	101,554	539
	Johns Lyng Group Ltd.	121,385	536
*	PEXA Group Ltd.	71,558	535
*	Regis Resources Ltd.	391,667	534
*	Star Entertainment Group Ltd.	1,426,946	518
	Ingenia Communities Group	178,560	517
*	Bellevue Gold Ltd.	597,654	517

		Shares	Market Value ($000)
	Kelsian Group Ltd.	110,932	516
*,2	Life360 Inc. GDR	102,710	512
	NRW Holdings Ltd.	282,625	499
	Bega Cheese Ltd.	203,972	497
	Netwealth Group Ltd.	44,941	488
	Insignia Financial Ltd.	347,434	482
	Collins Foods Ltd.	59,424	466
	Dexus Industria REIT	254,739	465
	Elders Ltd.	75,733	442
	Monadelphous Group Ltd.	49,373	442
	Link Administration Holdings Ltd.	308,166	437
	Magellan Financial Group Ltd.	73,758	432
	Sigma Healthcare Ltd.	632,983	428
*	Karoon Energy Ltd.	339,967	428
	Centuria Office REIT	493,450	427
	IPH Ltd.	95,011	423
	Centuria Capital Group	375,430	419
	Lovisa Holdings Ltd.	28,117	418
	Arena REIT	182,201	413
*	Audinate Group Ltd.	38,055	410
[2]	Coronado Global Resources Inc. GDR	383,982	408
	McMillan Shakespeare Ltd.	35,729	402
*	SiteMinder Ltd.	117,620	402
*	Strike Energy Ltd.	1,411,792	396
*	PolyNovo Ltd.	321,279	395
*	Red 5 Ltd.	1,869,932	384
[1]	GQG Partners Inc. GDR	308,698	378
*	Silex Systems Ltd.	109,538	365
*	Silver Lake Resources Ltd.	456,787	360
	Codan Ltd.	67,411	356
*	Temple & Webster Group Ltd.	58,920	349
*	Fleetpartners Group Ltd.	172,186	344
*	Resolute Mining Ltd.	1,218,737	342
	Imdex Ltd.	309,856	342
*	West African Resources Ltd.	534,086	339
	Pinnacle Investment Management Group Ltd.	51,131	337
	Rural Funds Group	248,430	336
	Stanmore Resources Ltd.	126,289	324
*	Westgold Resources Ltd.	221,239	319
*	Healius Ltd.	352,684	317
	Domain Holdings Australia Ltd.	145,704	316
	oOh!media Ltd.	303,040	316
	Credit Corp. Group Ltd.	27,193	302
	Jumbo Interactive Ltd.	29,317	301
	Austal Ltd.	224,126	297
*	Macquarie Technology Group Ltd.	6,342	296
	Charter Hall Social Infrastructure REIT	160,628	290
*	Perenti Ltd.	499,424	266
*	Aussie Broadband Ltd.	103,599	259
	Hansen Technologies Ltd.	76,538	257
	Hotel Property Investments Ltd.	130,574	255
*	Tietto Minerals Ltd.	628,624	254
	G8 Education Ltd.	359,410	249
*,1	Imugene Ltd.	3,809,649	247
	Service Stream Ltd.	403,873	246
	Accent Group Ltd.	185,939	244
*,1	Weebit Nano Ltd.	108,201	243
*,1	Zip Co. Ltd.	504,026	242

		Shares	Market Value ($000)
	Vulcan Steel Ltd.	49,991	242
	Myer Holdings Ltd.	545,572	241
*	Nanosonics Ltd.	125,228	240
	Platinum Asset Management Ltd.	304,070	233
	Abacus Storage King	309,567	230
	PWR Holdings Ltd.	33,484	229
*	Cettire Ltd.	110,751	225
	Australian Ethical Investment Ltd.	63,690	224
	Clinuvel Pharmaceuticals Ltd.	21,474	220
	SmartGroup Corp. Ltd.	34,915	220
	HealthCo REIT	246,383	220
*,3	Leo Lithium Ltd.	657,986	218
	Growthpoint Properties Australia Ltd.	137,861	216
*	Alpha HPA Ltd.	378,587	213
	Cromwell Property Group	766,822	207
	Dicker Data Ltd.	28,127	207
*	Select Harvests Ltd.	83,420	203
	MyState Ltd.	93,253	202
	Abacus Group	272,036	194
*	Judo Capital Holdings Ltd.	250,833	192
*	Australian Agricultural Co. Ltd.	198,343	189
	Infomedia Ltd.	200,382	186
	Nick Scali Ltd.	21,686	175
	GWA Group Ltd.	108,684	162
*	Mayne Pharma Group Ltd.	45,285	155
*,3	AVZ Minerals Ltd.	1,173,611	150
	Regis Healthcare Ltd.	66,335	143
*	Omni Bridgeway Ltd.	163,346	142
*	Chalice Mining Ltd.	194,712	140
*	Superloop Ltd.	293,545	135
*,1	Latin Resources Ltd.	1,228,628	135
*	Carnarvon Energy Ltd.	970,363	127
	Navigator Global Investments Ltd. (XASX)	137,284	124
*	Alkane Resources Ltd.	333,352	124
*,1	Core Lithium Ltd.	981,521	123
*	Bravura Solutions Ltd.	220,350	118
*	Nuix Ltd.	116,761	118
*	Cooper Energy Ltd.	1,339,382	114
[1]	Australian Clinical Labs Ltd.	57,771	113
*,1	Sayona Mining Ltd.	4,246,210	109
*,1	Vulcan Energy Resources Ltd.	78,229	108
	Southern Cross Media Group Ltd.	159,131	107
*,1	Kogan.com Ltd.	27,037	101
	Emeco Holdings Ltd.	242,499	100
*	OFX Group Ltd.	100,137	100
*	Mount Gibson Iron Ltd.	286,220	99
*	Mesoblast Ltd.	570,519	98
	Cedar Woods Properties Ltd.	29,986	95
*	Calix Ltd.	84,244	93
	Amcor plc	9,678	91
	GDI Property Group Partnership	205,323	89
*,1	Syrah Resources Ltd.	328,112	88
*	Tyro Payments Ltd.	124,644	88
*	Fineos Corp. Ltd. GDR	64,697	87
	Australian Finance Group Ltd.	79,434	84
*,1	ioneer Ltd.	1,046,875	81
*	Seven West Media Ltd.	466,784	79
*	Arafura Rare Earths Ltd.	932,307	78

		Shares	Market Value ($000)
*	Opthea Ltd.	237,716	74
*	EML Payments Ltd.	118,258	69
	APM Human Services International Ltd.	142,484	69
	Integral Diagnostics Ltd.	51,802	67
[1]	PointsBet Holdings Ltd.	105,113	64
	Solvar Ltd.	78,326	59
*	Praemium Ltd.	219,272	54
*	Coast Entertainment Holdings Ltd.	176,320	54
	Jupiter Mines Ltd.	422,476	51
	Baby Bunting Group Ltd.	48,163	50
	SG Fleet Group Ltd.	31,301	49
	St Barbara Ltd.	414,057	46
*	Aurelia Metals Ltd.	605,104	45
*,1	Argosy Minerals Ltd.	669,900	43
[1]	Humm Group Ltd.	96,019	42
*,1	Lake Resources NL	710,462	42
*,1	BrainChip Holdings Ltd.	407,392	42
*,1	Andromeda Metals Ltd.	2,516,818	41
*	29Metals Ltd.	178,050	39
*,1	Novonix Ltd.	104,544	38
*	Australian Strategic Materials Ltd.	51,123	35
*,3	Firefinch Ltd.	519,107	20
*	MMA Offshore Ltd.	15,085	20
*	Pact Group Holdings Ltd.	32,865	19
*	Neometals Ltd.	184,488	17
*	Jervois Global Ltd.	936,381	16
*	Paradigm Biopharmaceuticals Ltd.	69,034	14
*	Bubs Australia Ltd.	161,206	12
*	Appen Ltd.	38,563	8
*	Wildcat Resources Ltd.	19,836	5
			833,160
Austria (0.1%)
	Erste Group Bank AG	177,770	7,658
	OMV AG	79,482	3,538
	Verbund AG	37,294	3,033
	ANDRITZ AG	41,163	2,534
[2]	BAWAG Group AG	44,178	2,275
	Wienerberger AG	63,524	2,153
	voestalpine AG	62,879	1,871
	Raiffeisen Bank International AG	72,005	1,501
	DO & Co. AG	5,899	823
	CA Immobilien Anlagen AG	23,167	760
[1]	Telekom Austria AG	76,181	663
	Oesterreichische Post AG	18,751	635
	UNIQA Insurance Group AG	69,446	583
	EVN AG	21,054	582
[1]	Mayr Melnhof Karton AG	4,365	579
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	510
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	391
*	IMMOFINANZ AG	15,378	365
*,1	Lenzing AG	10,800	360
	Strabag SE	7,566	354
[1]	AT&S Austria Technologie & Systemtechnik AG	14,089	340
	Palfinger AG	8,719	226
	Porr AG	10,423	146
	Flughafen Wien AG	1,513	82
*	Eurotelesites AG	19,045	80

		Shares	Market Value ($000)
	Agrana Beteiligungs AG	3,459	52
			32,094
Belgium (0.2%)
	Anheuser-Busch InBev SA	496,516	30,713
*	Argenx SE	33,904	12,803
	KBC Group NV	140,870	9,189
	UCB SA	72,003	6,773
	Ageas SA	101,614	4,367
	Groupe Bruxelles Lambert NV	53,906	4,087
*	Syensqo SA	39,404	3,513
	Umicore SA	126,940	2,887
	Elia Group SA	22,903	2,758
	Warehouses De Pauw CVA	93,978	2,749
	D'ieteren Group	12,342	2,493
	Sofina SA	9,327	2,231
	Ackermans & van Haaren NV	11,942	1,997
	Lotus Bakeries NV	224	1,909
	Aedifica SA	25,758	1,678
	Cofinimmo SA	18,110	1,316
	Colruyt Group NV	28,293	1,293
	Solvay SA	39,404	1,078
	Euronav NV	60,233	1,060
	Bekaert SA	20,649	1,007
	Melexis NV	10,729	919
	Proximus SADP	89,316	848
	KBC Ancora	17,674	814
	Montea NV	8,868	761
	Barco NV	39,155	650
	Shurgard Self Storage Ltd. (XBRU)	13,998	649
	VGP NV	4,936	579
	Fagron	30,361	547
	Xior Student Housing NV	17,133	513
	Deme Group NV	3,612	453
	Gimv NV	8,579	400
	Retail Estates NV	5,739	376
	Kinepolis Group NV	8,060	357
	Tessenderlo Group SA	11,558	331
*	Ontex Group NV	41,395	327
	bpost SA	44,296	181
	Wereldhave Belgium Comm VA	1,657	85
*	AGFA-Gevaert NV	58,608	80
	Van de Velde NV	1,942	69
			104,840
Brazil (0.5%)
	Vale SA	1,959,076	26,794
	Petroleo Brasileiro SA	1,881,464	16,010
	B3 SA - Brasil Bolsa Balcao	3,282,610	8,673
	Centrais Eletricas Brasileiras SA	763,788	6,291
	Banco Do Brasil SA	492,620	5,613
	Weg SA	842,972	5,503
	Banco BTG Pactual SA	748,724	5,443
	Ambev SA	1,988,286	5,249
	Localiza Rent a Car SA (BVMF)	478,682	5,229
	Suzano SA	400,415	4,172
	Petroleo Brasileiro SA ADR	243,945	4,001
	Itau Unibanco Holding SA ADR	598,242	3,948
	JBS SA	772,798	3,655

		Shares	Market Value ($000)
	Equatorial Energia SA	505,186	3,613
	PRIO SA	381,475	3,382
	Rumo SA	706,116	3,287
	Raia Drogasil SA	629,008	3,212
	Vale SA ADR	230,741	3,159
	Vibra Energia SA	652,148	3,126
	Cia de Saneamento Basico do Estado de Sao Paulo	193,400	3,078
	Banco Bradesco SA ADR	979,393	3,036
	Ultrapar Participacoes SA	469,196	2,668
	BB Seguridade Participacoes SA	381,439	2,637
	Cosan SA	701,452	2,587
	Telefonica Brasil SA	247,864	2,569
[2]	Rede D'Or Sao Luiz SA	463,639	2,541
	Sendas Distribuidora SA	823,842	2,271
	Banco Bradesco SA	818,122	2,259
*,2	Hapvida Participacoes e Investimentos SA	2,691,712	2,108
	Petroleo Brasileiro SA ADR (XNYS)	117,894	2,012
*	Embraer SA	420,100	1,932
	Itau Unibanco Holding SA	331,231	1,865
	Klabin SA	433,500	1,863
	Lojas Renner SA	546,894	1,772
*	Natura & Co. Holding SA	540,363	1,745
*	Eneva SA	666,102	1,716
	CCR SA	631,944	1,673
	Totvs SA	253,784	1,615
	Energisa SA	155,715	1,591
*	BRF SA	527,445	1,485
	Hypera SA	221,112	1,416
	Allos SA	283,026	1,402
	Ambev SA ADR	532,359	1,395
	TIM SA	356,400	1,247
	Banco Santander Brasil SA	201,300	1,164
	Cia Siderurgica Nacional SA	273,000	977
[2]	GPS Participacoes e Empreendimentos SA	247,500	955
	Transmissora Alianca de Energia Eletrica SA	127,327	948
	Kinea Indice de Precos FII	47,661	929
	Engie Brasil Energia SA	112,292	920
	Multiplan Empreendimentos Imobiliarios SA	156,421	880
	Gerdau SA ADR	193,380	818
	Santos Brasil Participacoes SA	391,523	797
*	3R PETROLEUM OLEO E GAS SA	140,544	777
	CPFL Energia SA	103,400	757
	CSHG Logistica FI Imobiliario	22,124	738
*	Magazine Luiza SA	1,731,833	734
	Fleury SA	220,636	725
	Caixa Seguridade Participacoes SA	251,300	717
	Atacadao SA	323,671	680
	Cia Paranaense de Energia	366,970	664
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,698	653
	YDUQS Participacoes SA	167,700	653
	Cielo SA	630,700	633
	Porto Seguro SA	115,444	622
	Tres Tentos Agroindustrial SA	274,100	610
*	Cogna Educacao SA	974,473	574
	Petroreconcavo SA	117,900	549
	Kinea Rendimentos Imobiliarios FII	25,467	533
	M Dias Branco SA	67,300	520
	XP Log FII (BVMF)	23,223	513

		Shares	Market Value ($000)
	Auren Energia SA	190,520	507
	Sao Martinho SA	88,800	505
	Neoenergia SA	121,642	501
	Xp Malls Fdo Inv Imob Fii	20,530	485
	Arezzo Industria e Comercio SA	36,400	460
*	AES Brasil Energia SA	192,828	443
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	431
	Kinea Renda Imobiliaria FII	12,735	422
	SLC Agricola SA	107,976	416
	Odontoprev SA	167,443	408
	Cia de Saneamento do Parana	71,580	406
*	Marfrig Global Foods SA	204,286	388
	Alupar Investimento SA	64,124	382
	GRUPO DE MODA SOMA SA	237,618	380
*	IRB Brasil Resseguros SA	45,622	375
	Vinci Shopping Centers FII (BVMF)	15,328	375
	FII Iridium	23,717	372
*	Grupo Mateus SA	262,500	365
*	Serena Energia SA	185,768	362
	CSN Mineracao SA	263,100	361
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	358
	Vivara Participacoes SA	51,700	353
[1]	TIM SA ADR	19,532	343
*	MRV Engenharia e Participacoes SA	193,100	307
	Hedge Brasil Shopping FII	6,598	304
	Capitania Securities II Fii	175,780	302
	Wilson Sons SA	88,400	301
*	Oncoclinicas do Brasil Servicos Medicos SA	127,900	299
	Iochpe Maxion SA	116,496	292
	CSHG Renda Urbana Fii	10,273	290
	Smartfit Escola de Ginastica e Danca SA	59,100	289
	Dexco SA	173,000	270
	EcoRodovias Infraestrutura e Logistica SA	146,153	268
	Mills Estruturas e Servicos de Engenharia SA	100,894	267
	Tupy SA	48,400	259
	Cia Siderurgica Nacional SA ADR	72,877	257
	Direcional Engenharia SA	57,937	255
	Fii UBS Br Receb Imob	14,598	252
	SIMPAR SA	157,472	248
*	Log-in Logistica Intermodal SA	32,900	247
	Grendene SA	177,800	243
	JHSF Participacoes SA	253,747	243
	Diagnosticos da America SA	149,678	243
	Maxi Renda FII (BVMF)	110,974	241
	Enauta Participacoes SA	55,045	210
	Vulcabras Azaleia SA	53,500	203
	Camil Alimentos SA	106,200	190
	Minerva SA	135,360	187
	Ez Tec Empreendimentos e Participacoes SA	58,861	183
	Fras-Le SA	56,394	178
*	CM Hospitalar SA	82,300	168
	Mahle-Metal Leve SA	22,500	155
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	153
*	Hidrovias do Brasil SA	195,900	147
	Movida Participacoes SA	73,800	138
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	137
	Grupo SBF SA	51,109	136
*	Zamp SA	128,544	129

		Shares	Market Value ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	124
	LOG Commercial Properties e Participacoes SA	29,615	123
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	121
*	Anima Holding SA	132,984	118
[2]	Locaweb Servicos de Internet SA	106,337	117
	Armac Locacao Logistica E Servicos SA	38,900	112
*	XP Malls Fundo Investimentos Imobiliarios	4,761	112
	Pet Center Comercio E Participacoes SA	150,800	100
	Cosan SA ADR	5,875	87
*	Grupo Casas Bahia SA	51,411	82
	FII Hectare Ce	10,844	80
	Cia Energetica de Minas Gerais	25,651	78
	Iguatemi SA (BVMF)	15,638	75
	FII BTLG	3,409	70
	Lojas Quero-Quero SA	66,900	69
	Bradespar SA	14,000	59
	Ambipar Participacoes e Empreendimentos SA	20,500	57
	Empreendimentos Pague Menos S/A	87,340	56
	Maxi Renda FII	25,809	56
	Cia Brasileira de Aluminio	68,422	55
	Cia Brasileira de Distribuicao	63,121	50
	Hospital Mater Dei SA	35,300	47
	Blau Farmaceutica SA	17,500	43
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	39
	Guararapes Confeccoes SA	19,300	21
*	Lojas Quero Quero SA	2,779	3
	Iguatemi SA	425	—
			210,226
Canada (2.7%)
	Royal Bank of Canada	805,349	78,597
	Toronto-Dominion Bank	1,041,072	63,241
*	Shopify Inc. Class A	663,755	53,137
	Enbridge Inc.	1,211,415	43,016
	Canadian National Railway Co.	333,794	41,407
	Canadian Natural Resources Ltd.	613,751	39,278
	Bank of Montreal	412,896	38,893
	Brookfield Corp.	861,979	34,211
	Canadian Pacific Kansas City Ltd.	424,044	34,124
[1]	Bank of Nova Scotia	690,241	32,278
	Constellation Software Inc.	11,351	31,373
	Alimentation Couche-Tard Inc.	423,323	24,805
	Suncor Energy Inc.	748,087	24,772
	TC Energy Corp.	588,979	23,236
	Canadian Imperial Bank of Commerce	513,290	23,197
	Manulife Financial Corp.	1,043,368	23,064
	Waste Connections Inc.	147,796	22,944
	Sun Life Financial Inc.	333,288	17,276
	Intact Financial Corp.	102,524	16,033
	Barrick Gold Corp.	1,005,706	15,709
	National Bank of Canada	193,585	14,806
	Nutrien Ltd.	283,638	14,143
	Restaurant Brands International Inc.	177,394	13,848
*	CGI Inc.	120,624	13,508
	Thomson Reuters Corp.	89,603	13,303
	Fairfax Financial Holdings Ltd.	12,469	12,998
	Agnico Eagle Mines Ltd.	263,772	12,964
	Wheaton Precious Metals Corp.	262,746	12,314
	Cenovus Energy Inc.	753,346	12,204

		Shares	Market Value ($000)
	Cameco Corp.	249,308	11,903
	Franco-Nevada Corp.	109,257	11,821
	Dollarama Inc.	156,434	11,481
	Fortis Inc. (XTSE)	279,286	11,205
	Pembina Pipeline Corp.	324,738	11,186
	Teck Resources Ltd. Class B	259,058	10,369
	WSP Global Inc.	67,760	9,954
	Power Corp. of Canada	311,274	9,074
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	8,705
	Magna International Inc.	151,934	8,635
	Loblaw Cos. Ltd.	86,276	8,622
	Metro Inc.	138,660	7,280
[1]	Tourmaline Oil Corp.	168,099	7,268
	Open Text Corp.	157,770	6,880
	BCE Inc.	168,498	6,799
	Brookfield Asset Management Ltd. Class A	160,636	6,459
	TFI International Inc.	46,114	6,060
	Imperial Oil Ltd.	99,239	5,724
	ARC Resources Ltd.	359,333	5,581
[1]	Emera Inc.	153,232	5,415
[2]	Hydro One Ltd.	181,185	5,377
	Great-West Lifeco Inc.	150,804	5,034
	Stantec Inc.	62,561	5,027
	George Weston Ltd.	38,587	4,917
	TELUS Corp.	270,626	4,847
*	Descartes Systems Group Inc.	49,267	4,314
	RB Global Inc.	64,056	4,100
	Kinross Gold Corp.	725,470	3,998
	iA Financial Corp. Inc.	58,074	3,948
	Toromont Industries Ltd.	45,065	3,947
	Element Fleet Management Corp.	225,637	3,806
	GFL Environmental Inc.	110,565	3,757
	TMX Group Ltd.	150,432	3,720
	FirstService Corp.	21,547	3,606
	West Fraser Timber Co. Ltd.	43,093	3,427
[1]	Canadian Tire Corp. Ltd. Class A	31,676	3,367
*	Ivanhoe Mines Ltd. Class A	316,537	3,322
*	CAE Inc.	164,983	3,304
*	MEG Energy Corp.	172,151	3,255
	Gildan Activewear Inc.	98,163	3,242
	SNC-Lavalin Group Inc.	97,435	3,232
	Canadian Apartment Properties REIT	92,765	3,220
	AltaGas Ltd.	153,365	3,188
	Lundin Mining Corp.	380,015	3,104
	Keyera Corp.	122,913	2,973
[1]	Northland Power Inc.	158,005	2,908
	Saputo Inc.	139,972	2,886
	First Quantum Minerals Ltd.	315,257	2,861
	RioCan REIT	208,984	2,843
	Alamos Gold Inc. Class A	225,573	2,732
	Pan American Silver Corp.	200,394	2,713
	Onex Corp.	36,259	2,677
	Parkland Corp.	75,465	2,575
	Boyd Group Services Inc.	11,683	2,511
	RB Global Inc. (XTSE)	38,298	2,450
	Finning International Inc.	83,966	2,430
	PrairieSky Royalty Ltd.	138,615	2,287
[1]	Algonquin Power & Utilities Corp.	381,777	2,263

		Shares	Market Value ($000)
*	Celestica Inc.	65,237	2,242
	SmartCentres REIT	115,639	2,121
	Colliers International Group Inc.	18,018	2,115
*	Kinaxis Inc.	16,658	2,029
	Stella-Jones Inc.	33,287	1,969
	B2Gold Corp.	701,245	1,956
*	ATS Corp.	45,413	1,943
	Crescent Point Energy Corp.	296,060	1,931
	Granite REIT	33,914	1,827
	Brookfield Infrastructure Corp. Class A	50,765	1,780
*	Bombardier Inc. Class B	47,520	1,756
	Enerplus Corp.	120,519	1,750
[1]	Capital Power Corp.	60,817	1,672
	Methanex Corp.	37,229	1,651
	Tricon Residential Inc.	143,335	1,578
	Choice Properties REIT	141,110	1,474
	Osisko Gold Royalties Ltd.	99,337	1,447
	Allied Properties REIT	97,335	1,413
*	Bausch Health Cos. Inc.	178,909	1,403
	Dream Industrial REIT	136,842	1,366
*	Air Canada	100,181	1,358
	Primo Water Corp.	92,839	1,355
	Premium Brands Holdings Corp.	19,481	1,333
*	Lightspeed Commerce Inc.	70,871	1,308
	Gibson Energy Inc.	80,341	1,282
	BRP Inc.	19,728	1,245
*	Eldorado Gold Corp.	101,624	1,242
	TransAlta Corp.	170,309	1,234
[1]	First Capital REIT	104,459	1,228
	Definity Financial Corp.	42,107	1,225
[1]	Boardwalk REIT	23,520	1,221
	Canadian Western Bank	55,453	1,221
*	Aritzia Inc.	49,495	1,204
*	Capstone Copper Corp.	241,729	1,190
	IGM Financial Inc.	43,965	1,189
	Brookfield Renewable Corp. Class A	42,581	1,189
	Linamar Corp.	24,947	1,183
	Baytex Energy Corp.	368,789	1,171
	H&R REIT	155,946	1,143
[1]	Whitecap Resources Inc.	172,198	1,114
	Chartwell Retirement Residences	123,353	1,100
	Boralex Inc. Class A	45,472	1,097
	CI Financial Corp.	89,378	1,090
	SSR Mining Inc.	114,163	1,076
	Atco Ltd. Class I	38,158	1,067
	Russel Metals Inc.	30,749	1,008
	Quebecor Inc. Class B	41,385	1,006
	Parex Resources Inc.	58,372	966
	Vermilion Energy Inc.	87,659	942
	Paramount Resources Ltd. Class A	44,840	884
	Maple Leaf Foods Inc.	45,846	874
	Brookfield Renewable Corp. Class A (XTSE)	30,631	856
	OceanaGold Corp.	420,973	842
[2]	Nuvei Corp.	34,376	835
*	BlackBerry Ltd.	291,375	817
	North West Co. Inc.	25,906	749
	Enghouse Systems Ltd.	26,575	739
	Stelco Holdings Inc.	22,895	735

		Shares	Market Value ($000)
	First Majestic Silver Corp.	156,968	727
	Topaz Energy Corp.	48,122	696
	Hudbay Minerals Inc.	124,559	692
*	Equinox Gold Corp.	153,444	678
	Superior Plus Corp.	98,777	677
	Lundin Gold Inc.	56,881	671
	Primaris REIT	59,581	616
	Centerra Gold Inc.	115,435	609
*	IAMGOLD Corp.	253,640	604
	Brookfield Infrastructure Corp. Class A (XTSE)	16,160	566
	Innergex Renewable Energy Inc.	82,152	561
	Winpak Ltd.	17,729	556
*	Torex Gold Resources Inc.	51,590	530
	Mullen Group Ltd.	46,582	519
*	NexGen Energy Ltd.	64,469	494
[1]	Cascades Inc.	44,345	485
[1]	NorthWest Healthcare Properties REIT	121,759	444
*,1	Ballard Power Systems Inc.	130,153	426
	Laurentian Bank of Canada	20,915	413
	Cargojet Inc.	4,459	399
	Westshore Terminals Investment Corp.	18,163	384
	Transcontinental Inc. Class A	36,166	364
*	Canfor Corp.	29,993	363
*	Novagold Resources Inc.	131,238	335
*,1	Lithium Americas Argentina Corp.	51,144	227
*,1	Lithium Americas Corp.	51,144	223
*,1	Canada Goose Holdings Inc.	17,852	214
*,1	Cronos Group Inc.	105,313	213
	First National Financial Corp.	7,029	212
	Cogeco Communications Inc.	3,793	175
*	Lightspeed Commerce Inc. (XTSE)	4,566	84
*	International Petroleum Corp.	7,051	78
	Dye & Durham Ltd.	6,301	61
*	Bombardier Inc. Class A	299	11
			1,192,316
Chile (0.1%)
	Banco De Chile	24,439,240	2,735
	Empresas COPEC SA	277,882	1,766
	Cencosud SA	789,631	1,373
*	Latam Airlines Group SA	100,410,223	1,240
	Enel Americas SA	11,387,896	1,154
	Empresas CMPC SA	679,611	1,107
	Banco Santander Chile	22,286,422	1,030
*	Falabella SA	430,463	1,022
	Banco de Credito e Inversiones SA	35,912	951
	Enel Chile SA	12,468,240	748
	Cia Sud Americana de Vapores SA	10,338,767	744
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	598
	Colbun SA	4,091,997	580
	Parque Arauco SA	360,481	577
	Quinenco SA	168,061	570
	Aguas Andinas SA Class A	1,718,996	522
	Banco Santander Chile ADR	27,100	495
	Cencosud Shopping SA	263,796	440
	Cia Cervecerias Unidas SA	70,134	425
	SMU SA	2,436,207	393
	Banco Itau Chile SA	40,256	378
*	Engie Energia Chile SA	332,671	315

		Shares	Market Value ($000)
	CAP SA	38,966	281
	Inversiones Aguas Metropolitanas SA	349,036	274
	Empresa Nacional de Telecomunicaciones SA	81,743	267
	Enel Chile SA ADR	65,984	191
*	Plaza SA	137,445	190
	Soc Inversiones Oro Blanco	25,993,409	181
	Inversiones La Construccion SA	17,724	138
	Vina Concha y Toro SA	117,757	126
	SONDA SA	316,876	124
	Ripley Corp. SA	580,437	115
			21,050
China (2.4%)
	Tencent Holdings Ltd.	3,590,602	124,635
	Alibaba Group Holding Ltd.	9,765,720	87,589
*	PDD Holdings Inc. ADR	347,435	44,079
	China Construction Bank Corp. Class H	53,103,026	31,536
*,2	Meituan Class B	3,075,127	24,734
	Industrial & Commercial Bank of China Ltd. Class H	44,068,245	21,467
	NetEase Inc.	1,032,655	20,073
	Bank of China Ltd. Class H	46,946,410	17,618
*	Baidu Inc. Class A	1,284,754	16,634
	JD.com Inc. Class A	1,356,162	15,292
	Ping An Insurance Group Co. of China Ltd. Class H	3,352,466	14,092
*,2	Xiaomi Corp. Class B	8,452,200	13,317
	BYD Co. Ltd. Class H	544,460	12,191
	Kweichow Moutai Co. Ltd. Class A	50,795	11,369
*	Trip.com Group Ltd.	303,801	11,058
*	Li Auto Inc. Class A	618,697	8,552
	PetroChina Co. Ltd. Class H	11,586,000	8,381
	Yum China Holdings Inc.	232,866	8,012
	China Merchants Bank Co. Ltd. Class H	2,158,398	7,868
*,2	Kuaishou Technology	1,494,600	7,533
	China Shenhua Energy Co. Ltd. Class H	1,864,000	7,071
	China Petroleum & Chemical Corp. Class H	13,551,337	7,049
*	New Oriental Education & Technology Group Inc.	874,460	6,749
	Agricultural Bank of China Ltd. Class H	17,115,500	6,627
	ANTA Sports Products Ltd.	735,400	6,207
*,2	Wuxi Biologics Cayman Inc.	2,047,240	5,387
[2]	Nongfu Spring Co. Ltd. Class H	992,000	5,384
	KE Holdings Inc. ADR	371,312	5,261
	China Resources Land Ltd.	1,643,909	4,991
	China Life Insurance Co. Ltd. Class H	4,243,271	4,892
	PICC Property & Casualty Co. Ltd. Class H	3,884,330	4,832
	Zijin Mining Group Co. Ltd. Class H	3,049,301	4,525
	Haier Smart Home Co. Ltd. Class H	1,594,800	4,506
	China Mengniu Dairy Co. Ltd.	1,867,236	4,137
*	BeiGene Ltd.	359,900	4,079
	Shenzhou International Group Holdings Ltd.	445,766	3,970
	H World Group Ltd. ADR	124,848	3,966
*,1	NIO Inc. Class A	699,597	3,927
	Contemporary Amperex Technology Co. Ltd. Class A	183,832	3,885
	Ping An Insurance Group Co. of China Ltd. Class A	670,558	3,794
	CSPC Pharmaceutical Group Ltd.	4,998,000	3,677
	China Merchants Bank Co. Ltd. Class A	825,049	3,535
	China Overseas Land & Investment Ltd.	2,290,980	3,466
	ENN Energy Holdings Ltd.	458,818	3,415
*,2	Innovent Biologics Inc.	843,441	3,398
	CITIC Ltd.	3,482,000	3,361

		Shares	Market Value ($000)
	China Yangtze Power Co. Ltd. Class A	967,094	3,289
*	Tencent Music Entertainment Group ADR	348,934	3,280
	China Resources Beer Holdings Co. Ltd.	886,681	3,207
*	Vipshop Holdings Ltd. ADR	201,645	3,204
	Geely Automobile Holdings Ltd.	3,275,200	3,104
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,107,000	2,937
	Li Ning Co. Ltd.	1,369,750	2,926
[2]	China Tower Corp. Ltd. Class H	26,116,576	2,905
	CITIC Securities Co. Ltd. Class H	1,475,634	2,880
	Industrial & Commercial Bank of China Ltd. Class A	3,931,085	2,831
	China Pacific Insurance Group Co. Ltd. Class H	1,534,400	2,823
*,1	XPeng Inc. Class A	662,828	2,760
	Wuliangye Yibin Co. Ltd. Class A	152,400	2,690
*	TAL Education Group ADR	247,508	2,633
	Kanzhun Ltd. ADR	182,254	2,535
*	Full Truck Alliance Co. Ltd. ADR	398,579	2,503
	BYD Co. Ltd. Class A	103,833	2,476
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,305,049	2,422
	Yankuang Energy Group Co. Ltd. Class H	1,176,000	2,416
	Sunny Optical Technology Group Co. Ltd.	392,200	2,411
	Bank of Communications Co. Ltd. Class H	3,953,058	2,339
	China CITIC Bank Corp. Ltd. Class H	4,567,525	2,264
	Sino Biopharmaceutical Ltd.	6,128,250	2,211
	Agricultural Bank of China Ltd. Class A	3,949,935	2,140
	China Resources Power Holdings Co. Ltd.	1,031,400	2,087
	Tsingtao Brewery Co. Ltd. Class H	353,667	2,018
*,2	JD Health International Inc.	611,061	2,016
	Weichai Power Co. Ltd. Class H	1,111,400	1,962
	China Shenhua Energy Co. Ltd. Class A	360,700	1,870
	Yangzijiang Shipbuilding Holdings Ltd.	1,475,136	1,842
	Sinopharm Group Co. Ltd. Class H	695,800	1,830
	Kunlun Energy Co. Ltd.	2,030,000	1,819
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	47,188	1,767
[1,2]	WuXi AppTec Co. Ltd. Class H	250,456	1,733
	Industrial Bank Co. Ltd. Class A	789,200	1,731
	Zijin Mining Group Co. Ltd. Class A	1,025,112	1,721
	China Gas Holdings Ltd.	1,881,474	1,715
[2]	CGN Power Co. Ltd. Class H	5,994,832	1,680
	China Petroleum & Chemical Corp. Class A	1,965,580	1,634
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	1,559
	BYD Electronic International Co. Ltd.	431,000	1,476
	China Resources Gas Group Ltd.	505,000	1,432
*	Tongcheng-Elong Holdings Ltd.	688,400	1,404
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	1,396
	Bank of China Ltd. Class A	2,298,200	1,384
*	Kingdee International Software Group Co. Ltd.	1,424,000	1,377
[1]	Great Wall Motor Co. Ltd. Class H	1,393,558	1,372
*,2	Akeso Inc.	270,000	1,371
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	48,124	1,344
	GCL-Poly Energy Holdings Ltd.	11,595,000	1,334
	PetroChina Co. Ltd. Class A	1,140,400	1,329
[2]	Huatai Securities Co. Ltd. Class H	1,122,564	1,324
	Jiangsu Hengrui Medicine Co. Ltd. Class A	251,616	1,316
[2]	Haidilao International Holding Ltd.	835,000	1,316
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,313
	Want Want China Holdings Ltd.	2,366,467	1,303
*	Huaneng Power International Inc. Class H	2,306,000	1,300
	Bank of Communications Co. Ltd. Class A	1,547,100	1,295

		Shares	Market Value ($000)
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	1,273
[2]	China Feihe Ltd.	2,715,000	1,244
[2]	Longfor Group Holdings Ltd.	1,115,600	1,237
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,225
	China Coal Energy Co. Ltd. Class H	1,109,000	1,218
*	Bilibili Inc. Class Z	134,839	1,218
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,206
*	Alibaba Health Information Technology Ltd.	3,270,000	1,202
	Hengan International Group Co. Ltd.	387,230	1,199
	Luzhou Laojiao Co. Ltd. Class A	57,900	1,186
	China State Construction Engineering Corp. Ltd. Class A	1,648,764	1,183
	Anhui Conch Cement Co. Ltd. Class H	587,500	1,177
	Wanhua Chemical Group Co. Ltd. Class A	120,700	1,176
	Kingsoft Corp. Ltd.	482,200	1,173
	China State Construction International Holdings Ltd.	1,107,750	1,170
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,167
	CMOC Group Ltd. Class H	2,049,000	1,122
	CRRC Corp. Ltd. Class H	2,388,000	1,110
*	Zai Lab Ltd.	518,430	1,102
	Xinyi Solar Holdings Ltd.	2,390,200	1,097
	SF Holding Co. Ltd. Class A	222,098	1,094
	Haitong Securities Co. Ltd. Class H	2,347,139	1,082
	China Galaxy Securities Co. Ltd. Class H	2,183,500	1,070
	CITIC Securities Co. Ltd. Class A	369,454	1,057
	Jiangxi Copper Co. Ltd. Class H	750,000	1,049
	East Money Information Co. Ltd. Class A	599,444	1,043
	Muyuan Foods Co. Ltd. Class A	211,548	1,040
	China Vanke Co. Ltd. Class H	1,302,889	1,025
[2]	Guotai Junan Securities Co. Ltd. Class H	917,800	1,019
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,069,486	1,018
	China Power International Development Ltd.	2,715,851	1,016
	Luxshare Precision Industry Co. Ltd. Class A	285,769	1,013
	China Hongqiao Group Ltd.	1,373,500	1,007
	Tingyi Cayman Islands Holding Corp.	1,006,000	1,002
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	988
	China Medical System Holdings Ltd.	691,000	987
[2]	Topsports International Holdings Ltd.	1,505,000	976
	China Pacific Insurance Group Co. Ltd. Class A	278,588	968
[2]	China International Capital Corp. Ltd. Class H	805,200	957
[2]	China Resources Mixc Lifestyle Services Ltd.	326,200	942
	Ping An Bank Co. Ltd. Class A	713,500	941
	China Merchants Port Holdings Co. Ltd.	760,000	940
*,1,2	Zhejiang Leapmotor Technologies Ltd.	348,000	940
	Guangdong Investment Ltd.	1,614,000	938
	China Railway Group Ltd. Class H	2,048,000	937
	Beijing Enterprises Holdings Ltd.	256,000	927
	NARI Technology Co. Ltd. Class A	315,271	922
	Foxconn Industrial Internet Co. Ltd. Class A	497,600	921
	Qifu Technology Inc. ADR	63,590	913
*	Hollysys Automation Technologies Ltd.	36,808	911
*	Genscript Biotech Corp.	542,000	900
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	893
[2]	Yadea Group Holdings Ltd.	650,000	891
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	187,044	886
	China National Building Material Co. Ltd. Class H	2,504,750	884
[2]	Pop Mart International Group Ltd.	392,800	881
*,1,2	Giant Biogene Holding Co Ltd.	216,000	875
*,1,2	SenseTime Group Inc. Class B	8,641,000	874

		Shares	Market Value ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	859
[2]	Hansoh Pharmaceutical Group Co. Ltd.	568,000	853
	RLX Technology Inc. ADR	467,145	850
	China CSSC Holdings Ltd. Class A	198,900	847
	Guangzhou Automobile Group Co. Ltd. Class H	2,141,399	846
	Bosideng International Holdings Ltd.	1,850,000	836
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,306,000	834
	Shenzhen Inovance Technology Co. Ltd. Class A	105,400	822
*	iQIYI Inc. ADR	244,567	819
	MINISO Group Holding Ltd. ADR	47,534	806
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	805
	Sinotruk Hong Kong Ltd.	352,000	799
	Autohome Inc. ADR	31,542	795
	China Everbright Bank Co. Ltd. Class H	2,639,000	783
*,2	JD Logistics Inc.	893,027	780
[1]	Country Garden Services Holdings Co. Ltd.	1,159,059	766
	China Railway Group Ltd. Class A	870,300	766
	Bank of Ningbo Co. Ltd. Class A	254,868	765
	BOE Technology Group Co. Ltd. Class A	1,524,900	765
[2]	3SBio Inc.	1,011,000	762
	China Everbright Bank Co. Ltd. Class A	1,726,000	758
	Gree Electric Appliances Inc. of Zhuhai Class A	154,000	757
	New China Life Insurance Co. Ltd. Class H	422,234	754
	ZTE Corp. Class H	424,814	738
	Far East Horizon Ltd.	1,000,000	733
	SAIC Motor Corp. Ltd. Class A	382,099	728
	Haitian International Holdings Ltd.	326,000	726
	Bank of Jiangsu Co. Ltd. Class A	710,300	724
	China Oilfield Services Ltd. Class H	742,000	713
	Kingboard Holdings Ltd.	399,840	712
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	290,109	712
	China National Nuclear Power Co. Ltd. Class A	616,500	712
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	55,395	706
	Daqin Railway Co. Ltd. Class A	677,500	705
	GF Securities Co. Ltd. Class H	700,000	704
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	690
*,2	China Literature Ltd.	236,600	688
	Chinasoft International Ltd.	1,204,000	686
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	681
	Shanghai Baosight Software Co. Ltd. Class B	343,940	678
*	Air China Ltd. Class H	1,202,000	672
	China Taiping Insurance Holdings Co. Ltd.	808,659	671
*,1,2	East Buy Holding Ltd.	228,000	670
	CRRC Corp. Ltd. Class A	842,200	667
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	664
	China United Network Communications Ltd. Class A	1,044,400	657
	Zhejiang Expressway Co. Ltd. Class H	880,440	654
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	653
	NAURA Technology Group Co. Ltd. Class A	20,500	648
	Minth Group Ltd.	396,000	642
	China Minsheng Banking Corp. Ltd. Class A	1,165,700	642
	China Merchants Securities Co. Ltd. Class A	343,700	641
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	638
	Anhui Conch Cement Co. Ltd. Class A	195,200	629
	Shenzhen International Holdings Ltd.	763,000	628
	Zhongsheng Group Holdings Ltd.	372,000	628
*	Canadian Solar Inc.	28,375	627
	C&D International Investment Group Ltd.	380,000	627

		Shares	Market Value ($000)
	Sungrow Power Supply Co. Ltd. Class A	57,300	626
	Central China Securities Co. Ltd. Class H	4,718,988	621
[1,2]	Smoore International Holdings Ltd.	1,018,000	616
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	22,198	616
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	615
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	392,356	613
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	612
	Fu Shou Yuan International Group Ltd.	1,018,000	611
	Weichai Power Co. Ltd. Class A	297,000	610
[1,2]	Hygeia Healthcare Holdings Co. Ltd. Class C	187,132	610
*,1,2	Hua Hong Semiconductor Ltd.	335,084	607
	China Conch Venture Holdings Ltd.	780,998	606
	Poly Developments and Holdings Group Co. Ltd. Class A	453,699	605
[2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	604
	China Everbright Environment Group Ltd.	1,728,777	603
	Fosun International Ltd.	1,142,464	600
	Tongwei Co. Ltd. Class A	183,900	597
*,1	Country Garden Holdings Co. Ltd.	7,333,230	595
	JinkoSolar Holding Co. Ltd. ADR	22,367	587
	Beijing Kingsoft Office Software Inc. Class A	19,754	587
	Sany Heavy Industry Co. Ltd. Class A	321,146	586
	TravelSky Technology Ltd. Class H	579,000	582
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	582
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	580
	China CITIC Bank Corp. Ltd. Class A	660,900	577
	Shenzhen Transsion Holdings Co. Ltd. Class A	30,181	574
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	337,639	573
	China Oilfield Services Ltd. Class A	267,625	573
	Huaxia Bank Co. Ltd. Class A	676,100	571
	China Vanke Co. Ltd. Class A	416,700	558
	Cosco Shipping Ports Ltd.	908,000	556
	Postal Savings Bank of China Co. Ltd. Class A	841,600	555
	JOYY Inc. ADR	17,845	547
	CSC Financial Co. Ltd. Class A	174,800	545
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	541
	Zhaojin Mining Industry Co. Ltd. Class H	579,500	540
	Beijing Enterprises Water Group Ltd.	2,207,015	537
	Yuexiu Property Co. Ltd.	855,972	536
[2]	China Resources Pharmaceutical Group Ltd.	872,500	532
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	526
	ZTE Corp. Class A	170,998	523
	Bank of Beijing Co. Ltd. Class A	731,300	519
*	Daqo New Energy Corp. ADR	28,637	517
	China Communications Services Corp. Ltd. Class H	1,252,000	516
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	515
	Sinotrans Ltd. Class H	1,224,000	511
	WuXi AppTec Co. Ltd. Class A	67,184	510
[1]	Greentown China Holdings Ltd.	669,879	505
	Huadian Power International Corp. Ltd. Class H	1,050,000	504
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	503
	China Construction Bank Corp. Class A	525,300	503
	Hisense Home Appliances Group Co. Ltd. Class H	209,000	502
*,1	HengTen Networks Group Ltd.	2,941,200	493
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	1,284,000	491
	Iflytek Co. Ltd. Class A	91,800	488
	Power Construction Corp. of China Ltd. Class A	693,900	487
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	55,500	487
*,1,2	Ping An Healthcare and Technology Co. Ltd.	337,627	485

		Shares	Market Value ($000)
*,1	China Southern Airlines Co. Ltd. Class H	1,312,000	485
[2]	CSC Financial Co. Ltd. Class H	633,000	482
	China Overseas Property Holdings Ltd.	722,493	479
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	476
[1]	Vinda International Holdings Ltd.	160,599	475
	Fufeng Group Ltd.	875,000	475
	Guotai Junan Securities Co. Ltd. Class A	229,800	468
	Bank of Nanjing Co. Ltd. Class A	398,300	461
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	460
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	455
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	452
	Bank of Shanghai Co. Ltd. Class A	503,837	449
	Eve Energy Co. Ltd. Class A	91,605	445
	China Cinda Asset Management Co. Ltd. Class H	4,614,000	443
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	439
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	438
*,1,2	New Horizon Health Ltd.	201,000	437
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	816,380	434
	Hello Group Inc. ADR	73,822	433
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	431
	GF Securities Co. Ltd. Class A	223,100	426
	Bank of Hangzhou Co. Ltd. Class A	280,300	426
*	Shanghai International Airport Co. Ltd. Class A	91,440	422
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	421
	Dongyue Group Ltd.	625,000	420
	Focus Media Information Technology Co. Ltd. Class A	530,900	418
	Jiangsu Expressway Co. Ltd. Class A	261,600	415
	Grand Pharmaceutical Group Ltd.	957,080	414
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	412
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	412
	Jiangsu Expressway Co. Ltd. Class H	430,000	411
	FinVolution Group ADR	85,405	411
	GD Power Development Co. Ltd. Class A	654,899	408
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	408
	Shanghai International Port Group Co. Ltd. Class A	523,300	402
	SSY Group Ltd.	738,336	401
	TCL Technology Group Corp. Class A	691,020	390
	AECC Aviation Power Co. Ltd. Class A	89,200	390
	China Nonferrous Mining Corp. Ltd.	553,000	390
[2]	China Merchants Securities Co. Ltd. Class H	520,132	389
[1]	Kingboard Laminates Holdings Ltd.	645,858	388
	Tian Lun Gas Holdings Ltd.	837,500	388
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	32,185	387
[1]	Uni-President China Holdings Ltd.	686,800	386
*	Huaneng Power International Inc. Class A	315,900	385
*	Alibaba Pictures Group Ltd.	7,640,000	382
	Tianqi Lithium Corp. Class A (XSEC)	58,648	381
	Lens Technology Co. Ltd. Class A	260,400	379
	Shandong Gold Mining Co. Ltd. Class A	131,877	378
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	376
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	540,397	374
	Zhongji Innolight Co. Ltd. Class A	26,000	371
	Haier Smart Home Co. Ltd. Class A	118,600	369
*	Tellhow Sci-Tech Co. Ltd. Class A	517,900	367
	Yihai International Holding Ltd.	285,000	366
	People's Insurance Co. Group of China Ltd. Class A	514,600	366
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	361
*,1	Gds Holdings Ltd. Class A	536,711	359

		Shares	Market Value ($000)
[2]	Orient Securities Co. Ltd. Class H	920,800	359
*,1	Microport Scientific Corp.	484,652	358
[1]	Flat Glass Group Co. Ltd. Class H	238,000	358
	Zhejiang NHU Co. Ltd. Class A	159,476	357
	Ganfeng Lithium Co. Ltd. Class A	75,080	356
	Beijing New Building Materials plc Class A	95,500	356
	Shenwan Hongyuan Group Co. Ltd. Class A	584,200	356
	China Coal Energy Co. Ltd. Class A	208,800	354
[1,2]	Meitu Inc.	1,194,000	354
*,2	Keymed Biosciences Inc.	89,000	353
	Hisense Home Appliances Group Co. Ltd. Class A	101,200	352
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	352
[1]	Gushengtang Holdings Ltd.	72,600	351
	BOE Technology Group Co. Ltd. Class B	1,145,300	349
*	China Eastern Airlines Corp. Ltd. Class A	669,200	349
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	348
	CMOC Group Ltd. Class A	463,200	347
	Montage Technology Co. Ltd. Class A	55,380	347
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	345
	Shougang Fushan Resources Group Ltd.	867,524	343
	GoerTek Inc. Class A	160,800	341
	Huatai Securities Co. Ltd. Class A	176,900	339
	Beijing Tongrentang Co. Ltd. Class A	55,761	339
	XCMG Construction Machinery Co. Ltd. Class A	431,000	338
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	338
*,1,2	ZJLD Group Inc.	335,000	338
*,2	Luye Pharma Group Ltd.	1,002,500	337
	Metallurgical Corp. of China Ltd. Class A	742,600	335
	Yangzijiang Financial Holding Ltd.	1,432,536	335
	Anhui Expressway Co. Ltd. Class H	322,000	334
*,1,2	China Huarong Asset Management Co. Ltd. Class H	7,787,000	334
	TBEA Co. Ltd. Class A	169,650	332
*,1	Fenbi Ltd.	650,500	330
	Shoucheng Holdings Ltd.	1,871,600	328
	Dongfang Electric Corp. Ltd. Class H	381,200	326
	Sichuan Chuantou Energy Co. Ltd. Class A	150,600	326
	Weibo Corp. ADR	40,070	325
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	324
	Yankuang Energy Group Co. Ltd. Class A	101,550	324
	Guangdong Haid Group Co. Ltd. Class A	61,077	322
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	319
	China Water Affairs Group Ltd.	622,000	318
	Metallurgical Corp. of China Ltd. Class H	1,618,000	317
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	316
*,2	Bairong Inc.	215,000	315
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	312
*	Air China Ltd. Class A	314,400	312
	Lao Feng Xiang Co. Ltd. Class B	86,994	311
	Poly Property Services Co. Ltd. Class H	87,100	309
	Huadong Medicine Co. Ltd. Class A	76,030	307
	Tsingtao Brewery Co. Ltd. Class A	31,400	305
	Changchun High & New Technology Industry Group Inc. Class A	18,846	300
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	300
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	297
	Haitong Securities Co. Ltd. Class A	242,200	297
[2]	Jiumaojiu International Holdings Ltd.	500,000	295
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	295
[1]	Xtep International Holdings Ltd.	595,000	293

		Shares	Market Value ($000)
	New China Life Insurance Co. Ltd. Class A	68,800	293
	Tianqi Lithium Corp. Class H	66,600	293
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	40,087	292
	China National Chemical Engineering Co. Ltd. Class A	326,900	292
*,2	Ascentage Pharma Group International	98,300	289
	China Suntien Green Energy Corp. Ltd. Class H	824,000	285
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	284
	China BlueChemical Ltd. Class H	1,028,000	283
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	282
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	281
	JA Solar Technology Co. Ltd. Class A	117,899	281
*,1,2	InnoCare Pharma Ltd.	411,000	280
[1]	Tianneng Power International Ltd.	360,000	279
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	279
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	278
	CSG Holding Co. Ltd. Class B	936,406	277
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	277
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	275
	SDIC Power Holdings Co. Ltd. Class A	139,495	272
	Aluminum Corp. of China Ltd. Class A	342,600	272
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	272
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	271
	Guoyuan Securities Co. Ltd. Class A	304,220	271
	China Education Group Holdings Ltd.	545,000	270
*	Hopson Development Holdings Ltd.	582,416	269
	China Jinmao Holdings Group Ltd.	3,358,000	268
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	50,778	268
	Huaneng Lancang River Hydropower Inc. Class A	219,800	268
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	267
*,1	Nine Dragons Paper Holdings Ltd.	716,000	265
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	265
*,2	Jinxin Fertility Group Ltd.	949,500	264
*,1	Gaotu Techedu Inc. ADR	78,650	262
	Huayu Automotive Systems Co. Ltd. Class A	115,600	262
	Youngor Group Co. Ltd. Class A	279,400	262
*	Satellite Chemical Co. Ltd. Class A	136,887	261
	Yuexiu Transport Infrastructure Ltd.	476,000	260
	Wens Foodstuffs Group Co. Ltd. Class A	99,060	260
[1,2]	Asiainfo Technologies Ltd.	258,800	259
	Concord New Energy Group Ltd.	3,100,000	258
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	256
	Shenzhen Expressway Corp. Ltd. Class H	318,000	255
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	254
	Datang International Power Generation Co. Ltd. Class H	1,648,000	253
*	New Hope Liuhe Co. Ltd. Class A	220,700	252
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	252
*	360 Security Technology Inc. Class A	264,998	251
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	250
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	250
	CIMC Enric Holdings Ltd.	302,000	249
*,2	Weimob Inc.	1,116,000	249
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	249
*	Tuya Inc. ADR	135,745	248
	Livzon Pharmaceutical Group Inc. Class A	52,281	247
	ENN Natural Gas Co. Ltd. Class A	101,270	246
	Trina Solar Co. Ltd. Class A	76,264	246
*	COFCO Joycome Foods Ltd.	1,261,000	245
	Ningbo Tuopu Group Co. Ltd. Class A	36,000	245

		Shares	Market Value ($000)
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	244
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	244
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	244
	Shui On Land Ltd.	2,712,000	243
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	243
*	Guangshen Railway Co. Ltd. Class A	614,800	243
*	Spring Airlines Co. Ltd. Class A	33,300	243
	Industrial Securities Co. Ltd. Class A	318,650	242
	Zangge Mining Co. Ltd. Class A	70,099	242
	Maxscend Microelectronics Co. Ltd. Class A	18,772	241
	Guanghui Energy Co. Ltd. Class A	243,700	239
*	China Southern Airlines Co. Ltd. Class A	297,800	239
	Huaxin Cement Co. Ltd. Class H	302,600	239
	Canvest Environmental Protection Group Co. Ltd.	449,000	238
	Shanghai Industrial Holdings Ltd.	194,000	238
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	238
	Imeik Technology Development Co. Ltd. Class A	6,300	238
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	236
	Zhejiang Juhua Co. Ltd. Class A	106,100	236
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	235
	COSCO SHIPPING Holdings Co. Ltd. Class A	169,900	235
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	235
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	234
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	127,100	234
[1]	NetDragon Websoft Holdings Ltd.	170,000	233
	China Reinsurance Group Corp. Class H	4,331,000	233
	Shanghai Baosight Software Co. Ltd. Class A	40,772	233
	Towngas Smart Energy Co. Ltd.	628,000	232
*	Lifetech Scientific Corp.	1,059,998	232
	Lufax Holding Ltd. ADR	97,994	232
	Sinopec Kantons Holdings Ltd.	526,000	231
*,1	EHang Holdings Ltd. ADR	22,759	231
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	174,500	230
[1]	China Risun Group Ltd.	584,000	230
[1,2]	Everbright Securities Co. Ltd. Class H	368,800	229
	Shenzhen Investment Ltd.	1,603,953	226
	China International Marine Containers Group Co. Ltd. Class H	325,500	226
*,1	Zhongyu Energy Holdings Ltd.	338,000	226
	Hundsun Technologies Inc. Class A	76,751	225
*	Juneyao Airlines Co. Ltd. Class A	135,100	224
*	Seres Group Co. Ltd. Class A	28,400	224
	AVIC Industry-Finance Holdings Co. Ltd. Class A	470,300	223
*	Beijing Shougang Co. Ltd. Class A	498,800	222
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	222
*	Zhihu Inc. ADR	285,004	222
	Mango Excellent Media Co. Ltd. Class A	74,026	221
	Skyworth Group Ltd.	695,340	220
*	Wingtech Technology Co. Ltd. Class A	47,000	219
[2]	Legend Holdings Corp. Class H	275,100	219
	Consun Pharmaceutical Group Ltd.	320,000	218
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	218
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	218
	Xiamen C & D Inc. Class A	161,800	218
	CITIC Heavy Industries Co. Ltd. Class A	424,000	218
	Noah Holdings Ltd. ADR	18,372	217
[1]	China Energy Engineering Corp. Ltd. Class H	2,456,000	217
	Yonyou Network Technology Co. Ltd. Class A	137,925	215
	Yintai Gold Co. Ltd. Class A	109,560	215

		Shares	Market Value ($000)
	Hubei Energy Group Co. Ltd. Class A	354,400	214
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	214
	Qilu Bank Co. Ltd. Class A	366,100	214
*,1	China Eastern Airlines Corp. Ltd. Class H	858,000	213
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	213
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	69,500	211
	Liaoning Cheng Da Co. Ltd. Class A	145,200	209
	Shanghai Maling Aquarius Co. Ltd. Class A	246,300	209
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	208
	Hualan Biological Engineering Inc. Class A	84,275	207
	Guangdong Goworld Co. Ltd. Class A	202,400	207
*	Hengli Petrochemical Co. Ltd. Class A	126,900	207
	Yealink Network Technology Corp. Ltd. Class A	60,942	207
	China Oriental Group Co. Ltd.	1,352,000	206
	JCET Group Co. Ltd. Class A	65,500	205
	Qingdao Hanhe Cable Co. Ltd. Class A	421,600	204
	Yunnan Energy New Material Co. Ltd. Class A	34,500	204
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	202
	Shanghai Environment Group Co. Ltd. Class A	168,200	202
	China Lesso Group Holdings Ltd.	453,000	201
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	201
	Sieyuan Electric Co. Ltd. Class A	28,400	200
	Supcon Technology Co. Ltd. Class A	40,692	200
	Huadian Power International Corp. Ltd. Class A	234,000	198
*,1	Xinte Energy Co. Ltd. Class H	175,600	198
	LB Group Co. Ltd. Class A	87,600	197
*	Zhejiang Century Huatong Group Co. Ltd. Class A	336,100	196
[1,2]	Angelalign Technology Inc.	28,753	196
	Hunan Valin Steel Co. Ltd. Class A	257,000	195
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	194
	GigaDevice Semiconductor Inc. Class A	22,151	193
	Xinyi Energy Holdings Ltd.	1,372,200	192
*	Sinopec Oilfield Service Corp. Class A	787,700	192
	China Resources Microelectronics Ltd. Class A	36,484	192
*,1	Seazen Group Ltd.	1,385,754	191
	Great Wall Motor Co. Ltd. Class A	67,131	191
	Caitong Securities Co. Ltd. Class A	182,468	189
	China International Capital Corp. Ltd. Class A	41,900	189
	Yunnan Aluminium Co. Ltd. Class A	125,400	188
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	187
	Lao Feng Xiang Co. Ltd. Class A	21,700	187
	Flat Glass Group Co. Ltd. Class A	65,700	187
	CGN Power Co. Ltd. Class A	349,900	186
	Shanghai Huayi Group Co. Ltd. Class A	221,800	186
	Gemdale Properties & Investment Corp. Ltd.	5,256,000	185
	CPMC Holdings Ltd.	213,000	184
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	184
	Huagong Tech Co. Ltd. Class A	51,100	183
	Suzhou TFC Optical Communication Co. Ltd. Class A	15,400	183
	Everbright Securities Co. Ltd. Class A	84,000	183
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	182
*	Kunlun Tech Co. Ltd. Class A	43,700	182
	Chongqing Brewery Co. Ltd. Class A	23,300	181
	Angang Steel Co. Ltd. Class H	1,100,800	180
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	180
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	180
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	179
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	179

		Shares	Market Value ($000)
[1,2]	Simcere Pharmaceutical Group Ltd.	268,000	179
	PAX Global Technology Ltd.	255,000	178
*	Golden Solar New Energy Technology Holdings Ltd.	362,000	178
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	176
	Anjoy Foods Group Co. Ltd. Class A	17,000	176
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	175
	Shengyi Technology Co. Ltd. Class A	87,300	175
	Poly Property Group Co. Ltd.	952,000	174
	China Overseas Grand Oceans Group Ltd.	739,500	174
[2]	China New Higher Education Group Ltd.	672,000	174
	Health & Happiness H&H International Holdings Ltd.	133,236	174
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	174
	Beijing Tiantan Biological Products Corp. Ltd. Class A	47,400	174
	Hangcha Group Co. Ltd. Class A	54,500	174
	CECEP Solar Energy Co. Ltd. Class A	245,590	173
[1,2]	A-Living Smart City Services Co. Ltd.	448,750	173
	China Galaxy Securities Co. Ltd. Class A	106,700	173
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	173
	Digital China Holdings Ltd.	659,499	172
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	172
*	China Grand Automotive Services Group Co. Ltd. Class A	816,100	172
	Lingyi iTech Guangdong Co. Class A	259,100	171
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	170
	Sinochem International Corp. Class A	309,300	170
	China Everbright Ltd.	330,000	169
	Xingda International Holdings Ltd.	851,881	169
*,1,2	Alphamab Oncology	334,000	169
	Shanghai Electric Power Co. Ltd. Class A	152,500	169
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	168
	Pharmaron Beijing Co. Ltd. Class A	57,019	168
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	168
*	Qingdao Sentury Tire Co. Ltd. Class A	42,200	168
*,1,2	Haichang Ocean Park Holdings Ltd.	1,564,000	168
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	167
	Wangsu Science & Technology Co. Ltd. Class A	154,300	167
	Hesteel Co. Ltd. Class A	577,400	167
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	167
*,1	Kingsoft Cloud Holdings Ltd.	956,010	167
	Yuexiu REIT	1,220,817	166
*,2	Maoyan Entertainment	152,400	166
	Orient Securities Co. Ltd. Class A	144,208	166
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	166
	SG Micro Corp. Class A (XSHE)	19,017	165
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	164
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	164
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	164
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	163
	YTO Express Group Co. Ltd. Class A	105,100	163
	SDIC Capital Co. Ltd. Class A	174,100	162
	China Modern Dairy Holdings Ltd.	1,979,500	162
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	162
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	162
	China Jushi Co. Ltd. Class A	125,730	161
	An Hui Wenergy Co. Ltd. Class A	162,200	161
	Leyard Optoelectronic Co. Ltd. Class A	256,000	161
	Jizhong Energy Resources Co. Ltd. Class A	152,500	160
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	160
	Anhui Expressway Co. Ltd. Class A	92,100	160

		Shares	Market Value ($000)
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	159
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	158
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	95,600	158
*	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	158
	Hexing Electrical Co. Ltd. Class A	39,100	157
*,1,2	Remegen Co. Ltd. Class H	80,500	157
	AIMA Technology Group Co. Ltd. Class A	41,697	157
	Glarun Technology Co. Ltd. Class A	99,600	156
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	156
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	155
	Meihua Holdings Group Co. Ltd. Class A	111,623	155
*	Sohu.com Ltd. ADR	16,045	154
	By-health Co. Ltd. Class A	73,300	154
	Bank of Chongqing Co. Ltd. Class H	295,500	154
*	Beijing Forever Technology Co. Ltd. Class A	212,400	154
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	153
	Livzon Pharmaceutical Group Inc. Class H	50,106	153
	Founder Securities Co. Ltd. Class A	158,898	153
	China Resources Medical Holdings Co. Ltd.	298,090	153
	China Shineway Pharmaceutical Group Ltd.	150,000	152
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	152
	Guosen Securities Co. Ltd. Class A	136,055	152
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	152
*	Taiyuan Heavy Industry Co. Ltd. Class A	504,400	152
*	Jilin Yatai Group Co. Ltd. Class A	641,100	152
[2]	Pharmaron Beijing Co. Ltd. Class H	116,623	151
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	151
	Sunresin New Materials Co. Ltd. Class A	24,525	151
	Western Mining Co. Ltd. Class A	76,100	151
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	150
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	150
	Henan Shenhuo Coal & Power Co. Ltd. Class A	64,600	150
	Sinoma International Engineering Co. Class A	96,700	150
	CNGR Advanced Material Co. Ltd. Class A	24,700	150
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	149
	Lee & Man Paper Manufacturing Ltd.	549,000	148
	TongFu Microelectronics Co. Ltd. Class A	57,700	148
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	170,100	148
	Sun Art Retail Group Ltd.	1,199,500	147
*	Gotion High-tech Co. Ltd. Class A	56,400	147
	Western Securities Co. Ltd. Class A	176,322	147
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	146
	Sanan Optoelectronics Co. Ltd. Class A	95,300	146
	Sonoscape Medical Corp. Class A	29,000	145
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	145
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	145
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	145
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	145
*	Guangdong Shirongzhaoye Co. Ltd. Class A	185,200	145
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	67,500	144
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	144
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	143
	Walvax Biotechnology Co. Ltd. Class A	62,000	143
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	143
	People.cn Co. Ltd. Class A	47,600	143
	Shanghai Huafon Aluminium Corp. Class A	70,200	143
	Lonking Holdings Ltd.	877,000	142
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	142

		Shares	Market Value ($000)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	142
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	147,000	142
	JNBY Design Ltd.	111,500	142
	Goldwind Science & Technology Co. Ltd.	387,365	141
*	CSG Smart Science&Technology Co. Ltd. Class A	186,700	141
	Central China Securities Co. Ltd. Class A	282,700	141
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	140
	Maanshan Iron & Steel Co. Ltd. Class A	382,200	140
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	140
*,1,2	Arrail Group Ltd.	180,000	140
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	139
	Liaoning Port Co. Ltd. Class A	729,600	139
*,2	Peijia Medical Ltd.	241,000	139
*,1	Canaan Inc. ADR	96,887	139
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	436,700	139
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	138
*	XD Inc.	128,600	138
*,1,2	Yidu Tech Inc.	314,900	138
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	137
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	137
	Shenzhen Expressway Corp. Ltd. Class A	106,900	136
	China South City Holdings Ltd.	4,116,000	135
	Shanxi Coking Co. Ltd. Class A	205,090	135
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	3,830	135
	Jinko Solar Co. Ltd. Class A	122,429	135
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	134
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	134
*	OFILM Group Co. Ltd. Class A	144,400	134
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	134
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	228,600	134
	CNPC Capital Co. Ltd. Class A	155,800	134
	Eastern Air Logistics Co. Ltd. Class A	63,599	134
*	Unisplendour Corp. Ltd. Class A	61,740	133
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	133
	Offshore Oil Engineering Co. Ltd. Class A	170,900	133
	Sichuan Expressway Co. Ltd. Class A	215,200	133
	Sailun Group Co. Ltd. Class A	79,000	133
	iRay Technology Co. Ltd. Class A	4,442	133
	Haining China Leather Market Co. Ltd. Class A	258,700	133
	SooChow Securities Co. Ltd. Class A	140,608	132
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	132
	Gansu Energy Chemical Co. Ltd. Class A	321,500	132
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	131
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	131
*	New Guomai Digital Culture Co. Ltd. Class A	86,800	131
	Tiangong International Co. Ltd.	604,000	130
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	130
	China National Software & Service Co. Ltd. Class A	35,100	130
	Xiangcai Co. Ltd. Class A	126,300	130
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	130
*	Hainan Airlines Holding Co. Ltd. Class A	681,205	130
*	Shanghai Electric Group Co. Ltd. Class A	232,100	129
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	129
	Shenghe Resources Holding Co. Ltd. Class A	111,500	128
*	ChemPartner PharmaTech Co. Ltd. Class A	168,100	128
	Risen Energy Co. Ltd. Class A	62,100	127
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	51,800	127

		Shares	Market Value ($000)
	Zhongjin Gold Corp. Ltd. Class A	96,500	127
	Western Superconducting Technologies Co. Ltd. Class A	25,721	127
*	China Conch Environment Protection Holdings Ltd.	848,498	127
	Greentown Service Group Co. Ltd.	408,000	126
	Eoptolink Technology Inc. Ltd. Class A	21,366	126
[2]	AK Medical Holdings Ltd.	216,000	126
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	126
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	82,800	126
*,1,2	Microport Cardioflow Medtech Corp.	633,000	126
	Hang Zhou Great Star Industrial Co. Ltd. Class A	48,000	125
	Winning Health Technology Group Co. Ltd. Class A	158,600	125
*	Vnet Group Inc. ADR	72,846	124
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	124
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	165,700	124
	China Foods Ltd.	332,000	123
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	123
	Datang International Power Generation Co. Ltd. Class A	361,800	123
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	123
	Ginlong Technologies Co. Ltd. Class A	14,755	123
*	Wanda Film Holding Co. Ltd. Class A	80,000	123
*	Qi An Xin Technology Group Inc. Class A	29,697	123
	Befar Group Co. Ltd. Class A	238,500	123
	Ninestar Corp. Class A	45,100	122
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	122
*,1	Jinke Smart Services Group Co. Ltd. Class H	115,500	122
	China Coal Xinji Energy Co. Ltd. Class A	148,200	122
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	477,500	121
	First Tractor Co. Ltd. Class H	184,000	121
*	Yanlord Land Group Ltd.	312,100	121
	Wushang Group Co. Ltd. Class A	114,800	121
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	121
	Dongguan Development Holdings Co. Ltd. Class A	92,200	121
	Empyrean Technology Co. Ltd. Class A	11,200	121
	BOE Varitronix Ltd.	184,527	120
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	120
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	120
	China Rare Earth Resources And Technology Co. Ltd. Class A	35,700	120
*,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	153,000	120
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	120
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	120
	CGN New Energy Holdings Co. Ltd.	510,000	119
	Jiangsu Shagang Co. Ltd. Class A	257,800	119
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	119
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	119
	Bluestar Adisseo Co. Class A	114,500	119
[2]	Zhou Hei Ya International Holdings Co. Ltd.	533,000	119
	Sinomine Resource Group Co. Ltd. Class A	27,440	119
	Jiangsu Pacific Quartz Co. Ltd.Class A	11,900	119
*	Cambricon Technologies Corp. Ltd. Class A	7,865	119
	Rongan Property Co. Ltd. Class A	364,100	118
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	118
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	118
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	118
	Sino Biological Inc. Class A	13,097	118
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	118
	Shanxi Coal International Energy Group Co. Ltd. Class A	50,200	118
	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	117
	GRG Banking Equipment Co. Ltd. Class A	88,897	117

		Shares	Market Value ($000)
*	Guolian Securities Co. Ltd. Class A	82,200	117
*	Hainan Airport Infrastructure Co. Ltd. Class A	241,272	117
	Guangzhou Port Co. Ltd. Class A	276,000	117
	Gemdale Corp. Class A	206,200	116
	CECEP Wind-Power Corp. Class A	293,280	116
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	116
	Ningbo Deye Technology Co. Class A	12,348	116
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	116
*	BeiGene Ltd. Class A	7,712	116
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	115
	Hengtong Optic-electric Co. Ltd. Class A	75,300	115
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	115
	China Yongda Automobiles Services Holdings Ltd.	442,000	114
	China Greatwall Technology Group Co. Ltd. Class A	98,400	114
	Jointown Pharmaceutical Group Co. Ltd. Class A	117,233	114
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	113
	China Lilang Ltd.	210,000	113
	Thunder Software Technology Co. Ltd. Class A	16,200	113
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	113
	Shenergy Co. Ltd. Class A	111,600	113
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	113
*	Chengtun Mining Group Co. Ltd. Class A	221,700	113
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	113
	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	113
	Advanced Technology & Materials Co. Ltd. Class A	110,200	112
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	112
	Shenzhen Aisidi Co. Ltd. Class A	99,300	112
	China Baoan Group Co. Ltd. Class A	74,500	112
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	112
	Unilumin Group Co. Ltd. Class A	144,822	112
[1]	China Meidong Auto Holdings Ltd.	318,000	112
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	112
	Sanchuan Wisdom Technology Co. Ltd. Class A	219,200	112
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	112
*,1	Yeahka Ltd.	70,800	111
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	111
	Chervon Holdings Ltd.	54,400	111
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	276,600	111
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	110
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	110
*	Isoftstone Information Technology Group Co. Ltd. Class A	25,300	110
	Goldenmax International Group Ltd. Class A	118,600	109
*	Shandong Xinchao Energy Corp. Ltd. Class A	280,000	109
*,3	China Dili Group	1,288,303	109
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	63,525	109
*	Shandong Humon Smelting Co. Ltd. Class A	84,200	108
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	108
[2]	Red Star Macalline Group Corp. Ltd. Class H	463,655	108
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	108
	Xiamen Faratronic Co. Ltd. Class A	8,900	107
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	107
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	107
	GalaxyCore Inc. Class A	47,142	107
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	107
	West China Cement Ltd.	1,334,000	106
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	106

		Shares	Market Value ($000)
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	106
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	106
	KPC Pharmaceuticals Inc. Class A	41,500	106
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	106
[2]	Blue Moon Group Holdings Ltd.	466,000	106
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	106
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	105
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	113,100	105
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	105
	Hainan Haide Capital Management Co. Ltd. Class A	82,100	105
	Zhejiang Supor Co. Ltd. Class A	14,795	104
	BBMG Corp. Class H	1,331,000	104
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	104
	First Capital Securities Co. Ltd. Class A	141,900	104
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	104
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	104
	Hangzhou Iron & Steel Co. Class A	166,400	104
	Maccura Biotechnology Co. Ltd. Class A	62,700	103
	Sino GeoPhysical Co. Ltd. Class A	62,700	103
	Hunan Gold Corp. Ltd. Class A	68,600	103
	Angang Steel Co. Ltd. Class A	308,400	103
	China South Publishing & Media Group Co. Ltd. Class A	65,600	103
	Xiamen Xiangyu Co. Ltd. Class A	116,103	103
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	103
	China National Accord Medicines Corp. Ltd. Class A	24,700	102
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	102
	Hangzhou First Applied Material Co. Ltd. Class A	32,081	102
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	102
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	102
	Gongniu Group Co. Ltd. Class A	7,900	102
	Eastroc Beverage Group Co. Ltd. Class A	4,500	102
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	102
*	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	101
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	101
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	196,300	101
	China CAMC Engineering Co. Ltd. Class A	84,700	101
	IKD Co. Ltd. Class A	39,200	101
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,040	101
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	101
	Jade Bird Fire Co. Ltd. Class A	59,490	101
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,553	101
*	Jiangxi Ganneng Co. Ltd. Class A	90,200	101
*	Shandong Hi-Speed New Energy Group Ltd.	432,800	101
	Jihua Group Corp. Ltd. Class A	268,300	101
*,1	Agile Group Holdings Ltd.	1,147,500	100
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	100
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	100
	Goldwind Science & Technology Co. Ltd. Class A	102,900	100
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	106,800	100
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	100
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	100
	Kingnet Network Co. Ltd. Class A	75,700	100
	JCHX Mining Management Co. Ltd. Class A	18,900	100
	Willfar Information Technology Co. Ltd. Class A	29,405	100
	Amoy Diagnostics Co. Ltd. Class A	42,200	99
	Dongxing Securities Co. Ltd. Class A	89,900	99
	C&D Property Management Group Co. Ltd.	235,000	99
	Xiamen Tungsten Co. Ltd. Class A	46,600	99

		Shares	Market Value ($000)
	Porton Pharma Solutions Ltd. Class A	39,997	99
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	98
	Ming Yang Smart Energy Group Ltd. Class A	78,400	98
	Autohome Inc. Class A	16,144	98
*,2,3	China Renaissance Holdings Ltd.	105,800	98
	Accelink Technologies Co. Ltd. Class A	32,100	97
	GEM Co. Ltd. Class A	153,900	97
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	97
	Skshu Paint Co. Ltd. Class A	19,160	96
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	96
	Beijing Strong Biotechnologies Inc. Class A	39,900	96
	Bank of Changsha Co. Ltd. Class A	96,300	96
*	Tongkun Group Co. Ltd. Class A	58,000	96
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	96
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	96
*	Beken Corp. Class A	32,300	96
	Ningbo Shanshan Co. Ltd. Class A	68,800	96
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	96
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	44,500	96
	TCL Electronics Holdings Ltd.	304,333	95
	Xiamen ITG Group Corp. Ltd. Class A	100,000	95
	Fujian Funeng Co. Ltd. Class A	82,244	95
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	95
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	95
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	93,900	95
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	95
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	95
	Chongqing Water Group Co. Ltd. Class A	117,945	95
	Xinhu Zhongbao Co. Ltd. Class A	323,300	95
	China World Trade Center Co. Ltd. Class A	39,900	95
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	95
	Western Region Gold Co. Ltd. Class A	66,000	95
	China Wafer Level Csp Co. Class A	42,300	95
*	IRICO Display Devices Co. Ltd. Class A	117,500	95
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	95
*	Dada Nexus Ltd. ADR	49,657	94
	Shanghai Bailian Group Co. Ltd. Class B	193,500	94
	Sinoma Science & Technology Co. Ltd. Class A	47,400	94
	Tangrenshen Group Co. Ltd. Class A	115,400	94
*	Guosheng Financial Holding Inc. Class A	65,600	94
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	94
*	Talkweb Information System Co. Ltd. Class A	58,700	94
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	94
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	94
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	94
	Giant Network Group Co. Ltd. Class A	73,700	94
*,1,2	CARsgen Therapeutics Holdings Ltd.	186,000	94
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	94
*	Fujian Kuncai Material Technology Co. Ltd. Class A	14,300	94
*	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	94
*	Anyang Iron & Steel Inc. Class A	348,700	94
*	Guangzhou R&F Properties Co. Ltd. Class H	707,400	93
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	93
	Changjiang Securities Co. Ltd. Class A	135,520	93
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	93
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	93
	Dongfang Electric Corp. Ltd. Class A	46,700	93
*	Chongqing Dima Industry Co. Ltd. Class A	510,600	93

		Shares	Market Value ($000)
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	93
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	93
	Zhuhai Port Co. Ltd. Class A	136,800	93
*	DingDong Cayman Ltd. ADR	66,118	93
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	93
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	92
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	92
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	92
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	92
	Xinjiang Joinworld Co. Ltd. Class A	97,200	92
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	92
*	Nanjing Tanker Corp. Class A	216,800	92
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	92
	Weifu High-Technology Group Co. Ltd. Class A	40,800	91
	JiuGui Liquor Co. Ltd. Class A	10,500	91
	CNOOC Energy Technology & Services Ltd. Class A	221,900	91
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	91
	Shandong Hi-speed Co. Ltd. Class A	85,500	91
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	91
	Keda Industrial Group Co. Ltd. Class A	60,600	91
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	91
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	91
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	11,198	91
	Ningbo Yunsheng Co. Ltd. Class A	117,000	91
	Shandong Lukang Pharma Class A	111,100	91
	Kangji Medical Holdings Ltd.	120,500	90
*,1,2	Shimao Services Holdings Ltd.	799,000	90
	LexinFintech Holdings Ltd. ADR	49,470	90
	Shenzhen Energy Group Co. Ltd. Class A	104,400	90
	Innuovo Technology Co. Ltd. Class A	135,300	90
*,1,2	CanSino Biologics Inc. Class H	43,400	90
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	90
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	90
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	90
	CTS International Logistics Corp. Ltd. Class A	90,900	90
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	90
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	53,200	90
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	90
[1,2]	China East Education Holdings Ltd.	306,500	89
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	89
	Sichuan Swellfun Co. Ltd. Class A	13,300	89
*	Greattown Holdings Ltd. Class A	220,800	89
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	89
	Beijing Roborock Technology Co. Ltd. Class A	2,226	89
*	Blivex Technology Co. Ltd. Class A	518,200	89
*	Wintime Energy Group Co. Ltd. Class A	490,400	89
	China XD Electric Co. Ltd. Class A	125,287	89
*	Jishi Media Co. Ltd. Class A	394,100	89
	Guangzhou Development Group Inc. Class A	118,600	89
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,800	89
*,2,3	Venus MedTech Hangzhou Inc. Class H	122,500	88
*	Yatsen Holding Ltd. ADR	142,516	88
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	88
	China Zheshang Bank Co. Ltd. Class A	233,870	88
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	88
	Jingjin Equipment Inc. Class A	35,880	88
	Shenzhen SED Industry Co. Ltd. Class A	36,000	88

		Shares	Market Value ($000)
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	88
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	144,232	88
	Shandong Iron and Steel Co. Ltd. Class A	483,900	88
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	88
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	65,900	87
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	87
	Ingenic Semiconductor Co. Ltd. Class A	13,200	87
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	87
*	Sai Micro Electronics Inc. Class A	34,800	87
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	87
	Angel Yeast Co. Ltd. Class A	20,300	87
*	China Railway Materials Co. Class A	244,900	87
	Shenzhen Envicool Technology Co. Ltd. Class A	32,600	87
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	87
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	86
	Renhe Pharmacy Co. Ltd. Class A	108,300	86
	Venustech Group Inc. Class A	33,500	86
*	Tongdao Liepin Group	173,000	86
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	282,100	86
	Ningbo Joyson Electronic Corp. Class A	42,800	86
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	86
*	National Silicon Industry Group Co. Ltd. Class A	43,438	86
	Tibet Mineral Development Co. Class A	28,600	86
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	86
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	86
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	85
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	85
	Top Resource Energy Co. Ltd. Class A	92,000	85
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	85
	Zhongmin Energy Co. Ltd. Class A	152,200	85
	Weifu High-Technology Group Co. Ltd. Class B	70,000	84
*	Seazen Holdings Co. Ltd. Class A	60,900	84
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	84
	Ecovacs Robotics Co. Ltd. Class A	18,800	84
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	84
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	84
	Transfar Zhilian Co. Ltd. Class A	143,400	84
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	83
	Luoniushan Co. Ltd. Class A	120,110	83
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	83
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	83
*,2	CStone Pharmaceuticals	398,000	83
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	83
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	83
*	Oriental Energy Co. Ltd. Class A	61,400	83
[1,2]	Joinn Laboratories China Co. Ltd. Class H	67,643	83
*	Baotailong New Materials Co. Ltd. Class A	227,300	83
*	SOHO China Ltd.	983,000	82
*	Tianma Microelectronics Co. Ltd. Class A	71,200	82
	Sealand Securities Co. Ltd. Class A	182,770	82
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	82
*	Visionox Technology Inc. Class A	72,298	82
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	82
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	82
*	Pacific Securities Co Ltd./The/China Class A	183,100	82
	TangShan Port Group Co. Ltd. Class A	145,900	82
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	82
[2]	Medlive Technology Co. Ltd.	103,500	82

		Shares	Market Value ($000)
	Amlogic Shanghai Co. Ltd. Class A	13,191	82
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	82
	Inner Mongolia Mining Co. Ltd. Class A	64,396	82
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	82
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	82
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	82
	Shanghai SMI Holding Co. Ltd. Class A	162,900	82
	Hongfa Technology Co. Ltd. Class A	25,900	81
*	NavInfo Co. Ltd. Class A	89,500	81
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	81
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	81
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	81
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	81
	GCL Energy Technology Co. Ltd. Class A	63,900	81
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	81
	Jilin Sino-Microelectronics Co. Ltd. Class A	103,300	81
*	Beijing Sinnet Technology Co. Ltd. Class A	73,800	80
	Songcheng Performance Development Co. Ltd. Class A	64,640	80
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	80
*	Aotecar New Energy Technology Co. Ltd. Class A	234,200	80
	COFCO Capital Holdings Co. Ltd. Class A	62,300	80
	Southwest Securities Co. Ltd. Class A	155,100	80
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	80
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	80
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	80
*	Jinzhou Port Co. Ltd. Class A	222,800	80
	China Animal Husbandry Industry Co. Ltd. Class A	62,500	80
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	79
	Sinotrans Ltd. Class A	102,500	79
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	79
	Taiji Computer Corp. Ltd. Class A	25,119	79
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	79
	China International Marine Containers Group Co. Ltd. Class A	70,800	79
	Hangjin Technology Co. Ltd. Class A	23,800	79
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	79
*	Fangda Carbon New Material Co. Ltd. Class A	128,935	79
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	79
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	79
	BOC International China Co. Ltd. Class A	54,800	79
	Levima Advanced Materials Corp. Class A	39,400	79
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	78
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	78
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	78
*,1	CMGE Technology Group Ltd.	590,000	78
	Chinalin Securities Co. Ltd. Class A	48,700	78
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	78
	Henan Hengxing Science & Technology Co. Ltd. Class A	216,787	78
*	Loongson Technology Corp. Ltd. Class A	7,095	78
	Liaoning Energy Industry Co. Ltd. Class A	170,700	78
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	77
*,1	Sino-Ocean Group Holding Ltd.	1,720,500	77
	Luxi Chemical Group Co. Ltd. Class A	60,000	77
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	77
	Beyondsoft Corp. Class A	60,700	77
	Henan Liliang Diamond Co. Ltd. Class A	21,120	77
	Hisense Visual Technology Co. Ltd. Class A	24,800	77
	NYOCOR Co. Ltd. Class A	103,900	77

		Shares	Market Value ($000)
*	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	76
	StarPower Semiconductor Ltd. Class A	4,300	76
	Dajin Heavy Industry Co. Ltd. Class A	28,700	76
	3peak Inc. Class A	5,587	76
*,2	Alliance International Education Leasing Holdings Ltd.	538,000	76
*,1	Cosmopolitan International Holdings Ltd.	306,600	76
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	75
*	Topchoice Medical Corp. Class A	8,995	75
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	75
	Jilin Electric Power Co. Ltd. Class A	135,100	75
	Sunwoda Electronic Co. Ltd. Class A	46,100	75
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	75
	Joinn Laboratories China Co. Ltd. Class A	32,625	75
	AVICOPTER plc Class A	16,400	75
*	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	75
	HLA Group Corp. Ltd. Class A	70,400	75
	Guangdong Hybribio Biotech Co. Ltd. Class A	78,700	75
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	75
	China Kings Resources Group Co. Ltd. Class A	22,540	75
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	54,886	75
*	SICC Co. Ltd. Class A	11,095	75
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	75
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	75
	Sinofert Holdings Ltd.	668,000	74
	Shenzhen MTC Co. Ltd. Class A	111,700	74
	Yunnan Tin Co. Ltd. Class A	42,400	74
	Beijing United Information Technology Co. Ltd. Class A	30,196	74
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	74
*	Antong Holdings Co. Ltd. Class A	238,300	74
	Geovis Technology Co. Ltd. Class A	13,256	74
	APT Medical Inc. Class A	1,365	74
	Sichuan Changhong Electric Co. Ltd. Class A	125,900	74
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	74
	Harbin Electric Co. Ltd. Class H	246,000	73
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	73
	Newland Digital Technology Co. Ltd. Class A	33,399	73
	Beijing Enlight Media Co. Ltd. Class A	70,600	73
	DBG Technology Co. Ltd. Class A	33,200	73
	Shenzhen SC New Energy Technology Corp. Class A	9,300	73
	Xianhe Co. Ltd. Class A	39,900	73
	Bank of Guiyang Co. Ltd. Class A	99,500	73
*,2	Mobvista Inc.	200,000	73
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	5,033	73
	Hualan Biological Bacterin Inc. Class A	24,200	73
	Cathay Biotech Inc. Class A	11,931	73
*	Moody Technology Holdings Ltd.	1,937,487	73
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	72
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	72
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	72
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	72
	Yutong Bus Co. Ltd. Class A	34,200	72
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	72
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	72
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	72
	Sineng Electric Co. Ltd. Class A	22,300	72
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	123,800	72
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	72
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	72

		Shares	Market Value ($000)
	Kaishan Group Co. Ltd. Class A	40,700	71
*	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	71
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	71
	CSSC Science & Technology Co. Ltd. Class A	31,700	71
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	71
	Digital China Group Co. Ltd. Class A	22,200	71
	Moon Environment Technology Co. Ltd. Class A	48,600	71
	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	71
	Baoji Titanium Industry Co. Ltd. Class A	21,028	71
	Xuji Electric Co. Ltd. Class A	25,200	70
*	Alpha Group Class A	79,000	70
*,2	Hope Education Group Co. Ltd.	1,832,000	70
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	70
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	70
	Sino-Platinum Metals Co. Ltd. Class A	38,532	70
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	70
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	70
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	70
*,1	Ming Yuan Cloud Group Holdings Ltd.	263,000	70
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	70
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	70
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	70
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	69
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	69
	Huafon Chemical Co. Ltd. Class A	81,100	69
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	69
*	China Film Co. Ltd. Class A	42,300	69
*	Jiangxi Special Electric Class A	54,900	69
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	69
	Wuxi Autowell Technology Co. Ltd. Class A	6,964	69
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	69
	Piotech Inc. Class A	3,054	69
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	68
*	Guangshen Railway Co. Ltd. Class H	336,000	68
	China Tobacco International HK Co. Ltd.	58,000	68
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	68
	Chengxin Lithium Group Co. Ltd. Class A	24,000	68
	Fulin Precision Co. Ltd. Class A	70,650	68
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	24,200	68
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	68
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	68
*	ASR Microelectronics Co. Ltd. Class A	10,544	68
*	HUYA Inc. ADR	21,936	67
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	67
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	67
	Grandblue Environment Co. Ltd. Class A	31,200	67
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	67
	Xiamen Bank Co. Ltd. Class A	94,700	67
	Caida Securities Co. Ltd. Class A	64,300	67
	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	67
	Shede Spirits Co. Ltd. Class A	5,800	67
*	EGing Photovoltaic Technology Co. Ltd. Class A	116,400	67
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	66
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	66
	Sinocare Inc. Class A	19,800	66
*	5I5J Holding Group Co. Ltd. Class A	248,654	66

		Shares	Market Value ($000)
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	66
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	66
*	Beijing North Star Co. Ltd. Class A	257,800	66
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	66
*	Wonders Information Co. Ltd. Class A	78,300	66
	Zhejiang Tiantie Industry Co. Ltd. Class A	115,064	66
	Fujian Boss Software Development Co. Ltd. Class A	34,700	66
	INESA Intelligent Tech Inc. Class A	49,000	66
	Fujian Sunner Development Co. Ltd. Class A	31,200	65
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	65
	Shanghai Haixin Group Co. Class B	210,800	65
	CSG Holding Co. Ltd. Class A	86,700	65
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	80,900	65
	Jinlei Technology Co. Ltd. Class A	25,300	65
	Foryou Corp. Class A	21,600	65
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	65
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	65
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	65
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	64
	Wanxiang Qianchao Co. Ltd. Class A	105,400	64
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	64
	Shenzhen Gas Corp. Ltd. Class A	71,700	64
*	Wuxi Taiji Industry Co. Ltd. Class A	82,500	64
	Beijing eGOVA Co. Ltd. Class A	35,592	64
	Sichuan Development Lomon Co. Ltd. Class A	77,900	64
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	64
	Huali Industrial Group Co. Ltd. Class A	8,600	64
*	FIH Mobile Ltd.	1,002,000	63
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	63
[2]	Midea Real Estate Holding Ltd.	117,800	63
*	China Express Airlines Co. Ltd. Class A	81,473	63
[2]	Linklogis Inc. Class B	438,000	63
	Canmax Technologies Co. Ltd. Class A	23,140	63
	Zhongtai Securities Co. Ltd. Class A	69,100	63
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	63
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	62
*	Hytera Communications Corp. Ltd. Class A	90,200	62
*	Genimous Technology Co. Ltd. Class A	64,200	62
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	62
*	China Tianying Inc. Class A	112,100	62
	SPIC Industry-Finance Holdings Co. Ltd. Class A	117,800	62
[1,2]	Sunac Services Holdings Ltd.	304,055	62
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	62
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	62
	Shenzhen Topband Co. Ltd. Class A	61,300	62
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	62
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	61
	YGSOFT Inc. Class A	92,102	61
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	61
	Harbin Boshi Automation Co. Ltd. Class A	36,142	61
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	61
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	61
*	FAW Jiefang Group Co. Ltd. Class A	55,600	61
	Shanxi Securities Co. Ltd. Class A	87,770	61
	DHC Software Co. Ltd. Class A	87,269	61
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	61
*	GCL System Integration Technology Co. Ltd. Class A	181,900	61
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	61

		Shares	Market Value ($000)
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	61
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	61
*	Fangda Special Steel Technology Co. Ltd. Class A	102,800	61
*	LVGEM China Real Estate Investment Co. Ltd.	790,000	61
	Kehua Data Co. Ltd. Class A	20,800	61
*,2	Ocumension Therapeutics	94,000	61
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	40,200	61
	Helens International Holdings Co. Ltd.	155,000	61
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	61
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	61
	Yangling Metron New Material Inc. Class A	18,000	61
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	54,100	61
[2]	Qingdao Port International Co. Ltd. Class H	108,000	60
	Yunnan Copper Co. Ltd. Class A	42,400	60
	Jiangling Motors Corp. Ltd. Class A	20,700	60
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	60
	Chongqing Department Store Co. Ltd. Class A	15,300	60
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	60
*	Guangdong Electric Power Development Co. Ltd. Class A	89,200	60
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	60
*	Tianjin Trolia Information Technology Co. Ltd. Class A	143,600	60
	DongFeng Automobile Co. Ltd. Class A	79,200	60
	Eastern Communications Co. Ltd. Class B	175,800	59
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	59
	China West Construction Group Co. Ltd. Class A	67,200	59
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	59
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	59
	China Great Wall Securities Co. Ltd. Class A	57,800	59
	Wolong Electric Group Co. Ltd. Class A	44,500	59
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	59
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	59
	Arcsoft Corp. Ltd. Class A	15,815	59
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	59
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	59
	GoodWe Technologies Co. Ltd. Class A	4,505	59
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	59
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	59
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	59
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	58
*,1,2,3	Redco Properties Group Ltd.	342,000	58
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	58
	Ovctek China Inc. Class A	23,797	58
	China Kepei Education Group Ltd.	376,000	58
	Raytron Technology Co. Ltd. Class A	12,578	58
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	58
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	58
	Guangdong Tapai Group Co. Ltd. Class A	59,300	57
*	Focused Photonics Hangzhou Inc. Class A	33,100	57
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	57
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	57
	Perfect World Co. Ltd. Class A	42,950	57
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	57
*	Yonghui Superstores Co. Ltd. Class A	167,200	57
	China National Medicines Corp. Ltd. Class A	13,800	57
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	43,600	57
	State Grid Information & Communication Co. Ltd. Class A	27,900	57
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	57

		Shares	Market Value ($000)
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	57
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	57
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	57
*	MOG Digitech Holdings Ltd.	298,000	57
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	56
	Zhefu Holding Group Co. Ltd. Class A	130,600	56
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	56
	Beijing Originwater Technology Co. Ltd. Class A	84,279	56
	Hubei Dinglong Co. Ltd. Class A	23,400	56
	Bank of Chengdu Co. Ltd. Class A	32,000	56
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	56
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	56
	Norinco International Cooperation Ltd. Class A	37,300	56
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	56
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	55
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	55
	Northeast Securities Co. Ltd. Class A	58,700	55
*	Dongjiang Environmental Co. Ltd. Class A	86,300	55
	Konfoong Materials International Co. Ltd. Class A	10,100	55
*	Polaris Bay Group Co. Ltd. Class A	54,100	55
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	55
	Shanghai Construction Group Co. Ltd. Class A	170,500	55
	China Meheco Co. Ltd. Class A	37,800	55
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	55
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	55
*	INKON Life Technology Co. Ltd. Class A	49,900	55
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	55
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	55
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	55
	Qingdao Gaoce Technology Co. Ltd. Class A	14,637	55
	Andon Health Co. Ltd. Class A	11,200	55
*	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	55
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	87,700	55
	Autobio Diagnostics Co. Ltd. Class A	8,300	54
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	54
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	54
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	54
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	54
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	54
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	54
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	54
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	54
	Daheng New Epoch Technology Inc. Class A	46,000	54
*	DouYu International Holdings Ltd. ADR	68,817	53
	Sichuan Expressway Co. Ltd. Class H	166,000	53
	Shaanxi International Trust Co. Ltd. Class A	128,100	53
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	53
*	Guangdong Golden Dragon Development Inc. Class A	32,500	53
	Wasu Media Holding Co. Ltd. Class A	56,761	53
	Beibuwan Port Co. Ltd. Class A	51,700	53
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	53
*	Sichuan New Energy Power Co. Ltd. Class A	38,000	53
	Nanjing Gaoke Co. Ltd. Class A	63,000	53
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	16,500	53
*	Sichuan Hongda Co. Ltd. Class A	89,800	53
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	53
	Hwatsing Technology Co. Ltd. Class A	2,555	53
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	52

		Shares	Market Value ($000)
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	52
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	52
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	83,100	52
	Jafron Biomedical Co. Ltd. Class A	20,770	52
	Bank of Qingdao Co. Ltd. Class A	118,500	52
*	Roshow Technology Co. Ltd. Class A	72,900	52
	Hanwei Electronics Group Corp. Class A	26,800	52
*	Q Technology Group Co. Ltd.	144,000	51
	Dazhong Transportation Group Co. Ltd. Class B	264,350	51
	Hainan Strait Shipping Co. Ltd. Class A	66,924	51
	All Winner Technology Co. Ltd. Class A	23,180	51
*	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	51
	Oppein Home Group Inc. Class A	5,800	50
	Laobaixing Pharmacy Chain JSC Class A	13,286	50
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	50
*	Hengyi Petrochemical Co. Ltd. Class A	58,000	50
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	50
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	50
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	50
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	50
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	50
	Edifier Technology Co. Ltd. Class A	29,474	50
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	50
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	50
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	50
	Ligao Foods Co. Ltd. Class A	10,500	50
	Pylon Technologies Co. Ltd. Class A	4,503	50
*	China Reform Health Management and Services Group Co. Ltd. Class A	36,900	50
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	50
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	50
	INESA Intelligent Tech Inc. Class B	98,400	49
	China Merchants Port Group Co. Ltd. Class A	20,700	49
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	49
	Huaxi Securities Co. Ltd. Class A	47,000	49
	Longshine Technology Group Co. Ltd. Class A	32,400	49
	Fibocom Wireless Inc. Class A	25,398	49
*	Youdao Inc. ADR	14,330	49
	Black Peony Group Co. Ltd. Class A	67,000	49
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	48
	Chengzhi Co. Ltd. Class A	47,400	48
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	48
	Jinneng Science&Technology Co. Ltd. Class A	49,200	48
	Infore Environment Technology Group Co. Ltd. Class A	78,200	48
	Intco Medical Technology Co. Ltd. Class A	17,550	48
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	48
*	BTG Hotels Group Co. Ltd. Class A	24,600	48
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	48
	Xinhuanet Co. Ltd. Class A	17,000	48
	Hoyuan Green Energy Co. Ltd. Class A	14,085	48
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	48
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	48
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	48
	Piesat Information Technology Co. Ltd. Class A	15,556	48
	ACM Research Shanghai Inc. Class A	4,414	48
	Anhui Huaheng Biotechnology Co. Ltd. Class A	3,417	48
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	48

		Shares	Market Value ($000)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	47
	China National Accord Medicines Corp. Ltd. Class B	26,988	47
*	Leo Group Co. Ltd. Class A	162,800	47
	Suning Universal Co. Ltd. Class A	142,700	47
*	Ourpalm Co. Ltd. Class A	77,300	47
*	STO Express Co. Ltd. Class A	48,400	47
	Shanghai Pret Composites Co. Ltd. Class A	38,400	47
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	47
	Yankershop Food Co. Ltd. Class A	5,400	47
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	47
	Shenzhen Dynanonic Co. Ltd. Class A	8,184	47
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	47
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	47
	Kunshan Dongwei Technology Co. Ltd. Class A	9,617	47
*	Sinopec Oilfield Service Corp. Class H	806,000	46
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	46
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	46
	Zhejiang Hailiang Co. Ltd. Class A	36,000	46
*	Lakala Payment Co. Ltd. Class A	25,100	46
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	46
	Bank of Chongqing Co. Ltd. Class A	47,451	46
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	46
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	46
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	46
	Yotrio Group Co. Ltd. Class A	127,800	45
	Sanquan Food Co. Ltd. Class A	28,160	45
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	45
	Tian Di Science & Technology Co. Ltd. Class A	56,611	45
	Shanghai AJ Group Co. Ltd. Class A	67,600	45
	First Tractor Co. Ltd. Class A	24,600	45
*	Kidswant Children Products Co. Ltd. Class A	48,900	45
	Hoymiles Power Electronics, Inc. Class A	1,714	45
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	44
	Comba Telecom Systems Holdings Ltd.	522,039	44
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	44
	Addsino Co. Ltd. Class A	49,300	44
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	44
*	Bohai Leasing Co. Ltd. Class A	154,100	44
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	44
	MLS Co. Ltd. Class A	45,400	44
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	44
	Jiangsu Azure Corp. Class A	47,400	44
	Wencan Group Co. Ltd. Class A	12,900	44
	Beijing SDL Technology Co. Ltd. Class A	49,900	44
	Appotronics Corp. Ltd. Class A	18,165	44
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	44
	Joyoung Co. Ltd. Class A	29,337	43
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	43
	Zheshang Securities Co. Ltd. Class A	32,100	43
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	43
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	43
	Youngy Co. Ltd. Class A	7,800	43
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	43
	Huaxia Eye Hospital Group Class A	11,200	43
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,297	43
	Shenzhen Desay Battery Technology Co. Class A	14,891	42

		Shares	Market Value ($000)
*	Shenzhen Airport Co. Ltd. Class A	48,400	42
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	42
	Gaona Aero Material Co. Ltd. Class A	20,320	42
	East Group Co. Ltd. Class A	55,600	42
	Shennan Circuits Co. Ltd. Class A	5,740	42
*	Gree Real Estate Co. Ltd. Class A	50,900	42
	Goke Microelectronics Co. Ltd. Class A	6,700	42
	Jenkem Technology Co. Ltd. Class A	4,193	42
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	42
	Beijing CTJ Information Technology Co. Ltd. Class A	5,400	42
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	41
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	41
	Fujian Star-net Communication Co. Ltd. Class A	20,600	41
	Wuhu Token Science Co. Ltd. Class A	64,400	41
*	Holitech Technology Co. Ltd. Class A	160,300	41
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	41
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	41
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	41
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	41
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	41
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	41
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	41
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	41
	Pacific Textiles Holdings Ltd.	254,000	40
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	40
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	40
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	40
	Valiant Co. Ltd. Class A	22,500	40
*	Wondershare Technology Group Co. Ltd. Class A	3,700	40
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	40
	Zhejiang Medicine Co. Ltd. Class A	31,000	40
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	40
	Guangdong Advertising Group Co. Ltd. Class A	61,100	40
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	35,400	40
*	CanSino Biologics Inc. Class A	5,480	40
	Three's Co. Media Group Co. Ltd. Class A	5,700	40
	Shantui Construction Machinery Co. Ltd. Class A	52,700	40
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	40
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	40
	China Science Publishing & Media Ltd. Class A	12,000	40
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	40
*	Bestechnic Shanghai Co. Ltd. Class A	2,621	40
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	39
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	39
	COFCO Biotechnology Co. Ltd. Class A	46,600	39
	Guocheng Mining Co. Ltd. Class A	30,854	39
	Baowu Magnesium Technology Co. Ltd. Class A	18,300	39
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	39
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	39
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	39
*	Guizhou Gas Group Corp. Ltd. Class A	41,100	39
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	39
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	39
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,302	39
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	39
	Guizhou Chanhen Chemical Corp. Class A	18,600	39
	Tibet Urban Development and Investment Co. Ltd. Class A	30,600	39
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	39

		Shares	Market Value ($000)
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	39
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	38
	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	38
	Financial Street Holdings Co. Ltd. Class A	81,700	38
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	38
	Xiamen Kingdomway Group Co. Class A	21,600	38
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	38
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	30,100	38
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	38
*	Xian International Medical Investment Co. Ltd. Class A	43,200	38
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	38
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	38
	Nuode New Materials Co. Ltd. Class A	63,390	38
*	COL Group Co. Ltd. Class A	14,700	38
*	CETC Chips Technology Inc. Class A	26,000	38
*	Sinocelltech Group Ltd. Class A	7,322	38
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	38
	Yabao Pharmaceutical Group Co. Ltd. Class A	47,300	38
*	Beijing North Star Co. Ltd. Class H	442,000	37
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	37
	Daan Gene Co. Ltd. Class A	35,360	37
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	37
	C&S Paper Co. Ltd. Class A	32,400	37
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	37
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	37
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	37
	Rockchip Electronics Co. Ltd. Class A	5,800	37
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	37
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	37
	Hunan Changyuan Lico Co. Ltd. Class A	47,026	37
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	37
*	Shanghai Awinic Technology Co. Ltd. Class A	4,934	37
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	36
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	36
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	36
	Electric Connector Technology Co. Ltd. Class A	8,300	36
	Bright Dairy & Food Co. Ltd. Class A	30,100	36
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	36
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	36
	Suplet Power Co. Ltd. Class A	25,500	36
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	36
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	2,558	36
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	36
	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	35
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	35
*	Huafu Fashion Co. Ltd. Class A	82,600	35
*	Hwa Create Co. Ltd. Class A	15,600	35
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	35
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	35
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	35
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	35
	Qinhuangdao Port Co. Ltd. Class A	86,400	35
	TRS Information Technology Corp. Ltd. Class A	21,100	35
	Kingsemi Co. Ltd. Class A	2,813	35
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	4,700	35
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	34

		Shares	Market Value ($000)
*	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	34
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	34
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	34
*	Sangfor Technologies Inc. Class A	4,500	34
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	34
	Riyue Heavy Industry Co. Ltd. Class A	25,200	34
	Luenmei Quantum Co. Ltd. Class A	43,800	34
	City Development Environment Co. Ltd. Class A	22,100	34
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	34
	Wuxi NCE Power Co. Ltd. Class A	8,036	34
*	Zotye Automobile Co. Ltd. Class A	105,700	34
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	34
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	34
*	Zhuguang Holdings Group Co. Ltd.	1,022,000	33
	Zhejiang Runtu Co. Ltd. Class A	42,200	33
*	Youzu Interactive Co. Ltd. Class A	24,100	33
*	Konka Group Co. Ltd. Class A	75,700	33
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	33
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	34,300	33
	Sinofibers Technology Co. Ltd. Class A	11,200	33
	Guangdong South New Media Co. Ltd. Class A	7,200	33
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	33
	Focus Technology Co. Ltd. Class A	9,300	33
	Sichuan Injet Electric Co. Ltd. Class A	6,200	33
*	Fushun Special Steel Co. Ltd. Class A	39,900	33
	Suofeiya Home Collection Co. Ltd. Class A	14,600	32
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	32
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	32
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	32
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	32
	ORG Technology Co. Ltd. Class A	59,500	32
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	32
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	32
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	32
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	32
	Bank of Suzhou Co. Ltd. Class A	32,890	32
	Shanghai Belling Co. Ltd. Class A	18,900	32
	Shanghai M&G Stationery Inc. Class A	7,600	32
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	32
*	Great Chinasoft Technology Co. Ltd. Class A	31,100	32
	Suzhou Novosense Microelectronics Co. Ltd. Class A	2,200	32
*	Shandong Denghai Seeds Co. Ltd. Class A	21,800	31
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	31
	Dian Diagnostics Group Co. Ltd. Class A	12,600	31
	B-Soft Co. Ltd. Class A	50,960	31
	PhiChem Corp. Class A	19,700	31
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	31
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	31
*	Niu Technologies ADR	17,804	31
	Windey Energy Technology Group Co. Ltd. Class A	26,300	31
	Luyang Energy-Saving Materials Co. Ltd.	16,600	31
	Chengdu Bright Eye Hospital Co. Ltd. Class A	3,600	31
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	30
*	Wuxi Boton Technology Co. Ltd. Class A	15,600	30
*	Shengda Resources Co. Ltd. Class A	25,100	30
*	Topsec Technologies Group Inc. Class A	31,400	30
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	30

		Shares	Market Value ($000)
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	30
	Yusys Technologies Co. Ltd. Class A	18,080	30
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	92,500	30
	China Tungsten And Hightech Materials Co. Ltd. Class A	27,430	30
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	30
*	CASIN Real Estate Development Group Co. Ltd. Class A	68,900	30
	Linktel Technologies Co. Ltd. Class A	3,000	30
*,1	Kwg Group Holdings Ltd.	518,000	29
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	29
	Cheng De Lolo Co. Ltd. Class A	27,440	29
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	29
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	29
	Yunda Holding Co. Ltd. Class A	33,146	29
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	29
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	29
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	29
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	29
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	29
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	29
	Dosilicon Co. Ltd. Class A	9,348	29
*	Jinke Properties Group Co. Ltd. Class A	132,700	28
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	28
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	28
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	28
*	NanJi E-Commerce Co. Ltd. Class A	66,500	28
	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	28
	Era Co. Ltd. Class A	43,700	28
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	28
	CETC Digital Technology Co. Ltd. Class A	11,960	28
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	28
*	Shanying International Holding Co. Ltd. Class A	119,600	28
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	28
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	28
	Shanghai Huayi Group Co. Ltd. Class B	63,200	27
*,2	Viva Biotech Holdings	330,000	27
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	27
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	27
	Bear Electric Appliance Co. Ltd. Class A	4,000	27
	Jiajiayue Group Co. Ltd. Class A	18,300	27
	Shenzhen Leaguer Co. Ltd. Class A	30,200	27
	Camel Group Co. Ltd. Class A	26,910	27
	Hunan Aihua Group Co. Ltd. Class A	12,000	27
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	27
	KBC Corp. Ltd. Class A	4,200	27
	Chengdu RML Technology Co. Ltd. Class A	4,400	27
	Jinzhou Yongshan Lithium Co. Ltd. Class A	28,300	27
*	Offcn Education Technology Co. Ltd. Class A	53,900	26
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	26
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	26
	Skyworth Digital Co. Ltd. Class A	18,500	26
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	26
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	26
	Shanghai AtHub Co. Ltd. Class A	11,956	26
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	26
	Hainan Poly Pharm Co. Ltd. Class A	10,725	26
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	26
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	26

		Shares	Market Value ($000)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	26
	Beijing Capital Development Co. Ltd. Class A	68,400	26
	ADAMA Ltd. Class A	30,100	26
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	26
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	25
	Foran Energy Group Co. Ltd. Class A	15,800	25
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	25
*	Qingdao Rural Commercial Bank Corp. Class A	68,300	25
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	57,800	25
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	25
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	25
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	25
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	24
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	24
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	24
	Red Star Macalline Group Corp. Ltd. Class A	52,250	24
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	24
*	Lancy Co. Ltd. Class A	9,800	24
*	Archermind Technology Nanjing Co. Ltd. Class A	4,700	24
	Ausnutria Dairy Corp. Ltd.	72,000	23
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	23
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	23
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	23
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	23
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	23
	Anker Innovations Technology Co. Ltd. Class A	2,400	23
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	22
*	Zhejiang Wanliyang Co. Ltd. Class A	28,300	22
*	Double Medical Technology Inc. Class A	5,500	22
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	22
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	22
*	Orient Group Inc. Class A	92,500	22
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	22
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	22
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	22
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	22
	QuakeSafe Technologies Co. Ltd. Class A	12,359	22
	Shanghai Medicilon Inc. Class A	3,647	22
*	Guangdong Guanghua Sci Tech Class A	14,100	22
	Sumavision Technologies Co. Ltd. Class A	36,400	21
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	21
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	21
	Sino Wealth Electronic Ltd. Class A	9,075	21
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	21
	BGI Genomics Co. Ltd. Class A	4,000	21
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	21
	Bafang Electric Suzhou Co. Ltd. Class A	4,340	21
*	Hongbo Co. Ltd. Class A	7,900	21
	Monalisa Group Co. Ltd. Class A	12,415	20
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	20
*	Beijing Water Business Doctor Co. Ltd. Class A	28,600	20
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	19
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	19
*	Tech-Bank Food Co. Ltd. Class A	45,920	19
*	Tibet Summit Resources Co. Ltd. Class A	15,000	19
*	YaGuang Technology Group Co. Ltd. Class A	24,900	19
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	19

		Shares	Market Value ($000)
	Sinosoft Co. Ltd. Class A	5,880	19
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	18
	Visual China Group Co. Ltd. Class A	11,100	18
	Huapont Life Sciences Co. Ltd. Class A	30,400	18
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	18
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	18
	Beijing Tongtech Co. Ltd. Class A	9,300	18
	Juewei Food Co. Ltd. Class A	6,600	18
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	17
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	17
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	17
	CMST Development Co. Ltd. Class A	25,600	17
*,2	Archosaur Games Inc.	111,000	17
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	17
*	China TransInfo Technology Co. Ltd. Class A	13,400	16
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	16
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	16
*	Shenzhen World Union Group Inc. Class A	50,700	15
*	PCI Technology Group Co. Ltd. Class A	23,100	15
	Lier Chemical Co. Ltd. Class A	11,340	15
	Blue Sail Medical Co. Ltd. Class A	20,400	15
	Keboda Technology Co. Ltd. Class A	2,000	15
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	15
*	Anhui Genuine New Materials Co. Ltd. Class A	17,360	15
	Grinm Advanced Materials Co. Ltd. Class A	11,200	15
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	33,020	15
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	15
	Hangzhou Onechance Tech Corp. Class A	5,800	15
*	Beijing VRV Software Corp. Ltd. Class A	27,800	14
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	14
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	14
	FAWER Automotive Parts Co. Ltd. Class A	21,400	14
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	14
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	14
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	13
	Client Service International Inc. Class A	9,400	13
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	12
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	11
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	11
	Shandong Head Co. Ltd. Class A	5,200	11
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	10
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	BBMG Corp. Class A	38,700	10
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	59,288	9
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	9
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	9
	Shandong Publishing & Media Co. Ltd. Class A	5,700	8
*	Yijiahe Technology Co. Ltd. Class A	2,200	7
*	Road King Infrastructure Ltd.	34,769	6
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
*	Yuzhou Group Holdings Co. Ltd.	613,836	5
*,3	Yango Group Co. Ltd. Class A	100,500	5
	Jiangxi Copper Co. Ltd. Class A	200	1
	Huazhu Group Ltd.	310	1
	Qingdao Port International Co. Ltd. Class A	100	—
*,3	China Zhongwang Holdings Ltd.	442,800	—
			1,063,938

		Shares	Market Value ($000)
Colombia (0.0%)
	Bancolombia SA ADR	55,210	1,737
	Bancolombia SA	173,835	1,462
	Interconexion Electrica SA ESP	258,385	1,119
[1]	Ecopetrol SA ADR	83,085	999
	Ecopetrol SA	971,880	583
			5,900
Czech Republic (0.0%)
	CEZ A/S	88,953	3,370
	Komercni banka A/S	38,399	1,260
[2]	Moneta Money Bank A/S	180,939	779
	Philip Morris CR A/S	1,025	713
	Colt CZ Group SE	8,390	212
			6,334
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,797,290	205,438
	DSV A/S	100,225	17,931
*	Vestas Wind Systems A/S	579,000	16,325
	Novozymes A/S Class B	205,561	10,533
*	Genmab A/S	37,421	10,348
	Danske Bank A/S	383,148	10,288
	Coloplast A/S Class B	71,808	8,277
	Carlsberg A/S Class B	54,289	6,985
	Pandora A/S	46,036	6,727
[2]	Orsted A/S	107,860	6,080
	AP Moller - Maersk A/S Class B	2,529	4,663
	Tryg A/S	197,543	4,222
	AP Moller - Maersk A/S Class A	1,845	3,346
*	Demant A/S	54,533	2,470
	Ringkjoebing Landbobank A/S	14,652	2,362
*	Zealand Pharma A/S	32,549	2,224
*	NKT A/S	31,079	2,167
	Royal Unibrew A/S	31,733	2,079
	Jyske Bank A/S (Registered)	26,755	2,049
*	GN Store Nord A/S	81,554	1,923
*	Ambu A/S Class B	105,594	1,752
	ISS A/S	88,063	1,666
	FLSmidth & Co. A/S	34,155	1,402
	Sydbank A/S	30,987	1,375
	ROCKWOOL A/S Class B	4,726	1,288
*	ALK-Abello A/S	78,249	1,263
	Topdanmark A/S	23,045	1,022
	Alm Brand A/S	482,224	875
*,2	Netcompany Group A/S	20,129	803
*	Bavarian Nordic A/S	34,336	789
	D/S Norden A/S	13,569	730
	Spar Nord Bank A/S	40,007	681
	Torm plc Class A	17,275	607
	H Lundbeck A/S	114,496	580
[2]	Scandinavian Tobacco Group A/S	28,791	517
	Dfds A/S	15,232	516
	Schouw & Co. A/S	6,327	506
	Chemometec A/S	8,854	479
*	NTG Nordic Transport Group A/S	8,194	368
	H Lundbeck A/S Shares A	52,636	232
			343,888

		Shares	Market Value ($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,223,537	3,484
	Eastern Co. SAE	590,912	635
*	EFG Holding SAE	793,276	464
	Talaat Moustafa Group	417,717	446
	ElSewedy Electric Co.	296,180	308
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	267
	Egypt Kuwait Holding Co. SAE	103,346	162
	Telecom Egypt Co.	127,965	151
	Egypt Kuwait Holding Co. SAE (XCAI)	54,479	43
	Madinet Masr For Housing & Development	216,267	26
			5,986
Finland (0.3%)
	Nordea Bank Abp (XHEL)	1,955,309	24,094
	UPM-Kymmene OYJ	311,923	11,345
	Sampo OYJ Class A	260,075	10,886
	Nokia OYJ	3,006,377	10,869
	Kone OYJ Class B	187,930	9,303
	Neste OYJ	238,395	8,219
	Stora Enso OYJ Class R	347,721	4,425
	Wartsila OYJ Abp	273,975	4,042
	Elisa OYJ	78,553	3,579
	Metso OYJ	358,072	3,579
	Fortum OYJ	250,901	3,430
	Kesko OYJ Class B	147,576	2,882
	Orion OYJ Class B	61,265	2,821
	Valmet OYJ	97,425	2,757
	Huhtamaki OYJ	50,708	1,990
	Konecranes OYJ	41,371	1,777
	Cargotec OYJ Class B	24,362	1,385
	TietoEVRY OYJ (XHEL)	53,670	1,245
	Kojamo OYJ	103,130	1,223
*	Mandatum OYJ	263,216	1,188
	Kemira OYJ	59,389	1,112
	Outokumpu OYJ	188,954	807
*,1	QT Group OYJ	11,190	789
	Metsa Board OYJ Class B	92,675	746
	Nokian Renkaat OYJ	68,268	615
	Tokmanni Group Corp.	26,264	450
	Revenio Group OYJ	11,637	319
[2]	Terveystalo OYJ	33,738	284
	Sanoma OYJ	33,466	249
	Citycon OYJ	38,860	203
*	Finnair OYJ	4,650,312	178
	Raisio OYJ Class V	73,906	163
	YIT OYJ	75,612	161
	F-Secure OYJ	66,775	139
			117,254
France (2.6%)
	LVMH Moet Hennessy Louis Vuitton SE	141,971	118,128
	TotalEnergies SE	1,262,138	81,882
	Sanofi SA	624,493	62,540
	Schneider Electric SE	305,750	60,065
	Airbus SE	335,951	53,512
	Hermes International SCA	19,657	41,470
	BNP Paribas SA	595,195	39,988
	Safran SA	195,257	36,456

		Shares	Market Value ($000)
	Vinci SA	283,522	35,815
	L'Oreal SA Loyalty Shares	73,741	35,289
	EssilorLuxottica SA	175,135	34,322
	AXA SA	1,017,179	34,142
	Air Liquide SA Loyalty Shares	157,112	29,401
	Danone SA	356,861	23,775
	L'Oreal SA (XPAR)	44,230	21,166
	Capgemini SE	92,954	20,666
	Dassault Systemes SE	384,455	19,929
	Pernod Ricard SA	117,681	19,298
	Cie de Saint-Gobain SA	267,363	18,904
	Air Liquide SA (XPAR)	95,898	17,946
	Kering SA	41,607	17,091
	STMicroelectronics NV	373,719	16,409
	Legrand SA	148,113	14,354
	Cie Generale des Etablissements Michelin SCA	399,931	13,279
	Publicis Groupe SA	131,987	13,224
	Orange SA	1,082,990	12,879
	Veolia Environnement SA	364,153	11,865
	Societe Generale SA	426,063	10,952
	Credit Agricole SA	622,397	8,916
	Edenred SE	147,534	8,812
	Thales SA	57,660	8,433
	Engie SA Loyalty Shares	513,516	8,202
	L'Oreal SA	14,952	7,155
	Engie SA (XPAR)	362,036	5,783
	Carrefour SA	318,961	5,445
	Teleperformance SE	34,209	5,343
	Air Liquide SA PF 2025	27,088	5,069
	Bouygues SA	128,548	4,709
	Eiffage SA	43,327	4,533
*	Unibail-Rodamco-Westfield	62,799	4,497
	Accor SA	113,787	4,494
	Vivendi SE	380,496	4,288
	Renault SA	112,952	4,254
	Bureau Veritas SA	158,679	4,221
	Eurofins Scientific SE	68,379	4,118
[2]	Euronext NV	46,806	4,117
	Getlink SE	214,079	3,689
	Sartorius Stedim Biotech	13,416	3,615
	Rexel SA	134,009	3,569
	Arkema SA	31,930	3,475
	Bollore SE	492,560	3,253
	Gecina SA	28,173	3,107
	Klepierre SA	113,853	2,948
*	Air Liquide SA	14,733	2,757
	Gaztransport Et Technigaz SA	19,557	2,742
	BioMerieux	24,469	2,634
	SCOR SE	84,811	2,530
	Alten SA	16,225	2,509
[2]	Amundi SA	36,648	2,479
	Aeroports de Paris SA	18,378	2,459
	Dassault Aviation SA	12,699	2,405
	SPIE SA	70,292	2,325
	Ipsen SA	19,793	2,282
	Sodexo SA ACT Loyalty Shares	19,950	2,251
[2]	La Francaise des Jeux SAEM	53,803	2,181
	Elis SA	96,893	2,130

		Shares	Market Value ($000)
*	SOITEC	14,576	2,107
	Alstom SA	163,793	2,065
*,2	Worldline SA	141,360	1,911
	Sopra Steria Group SACA	8,137	1,909
	Wendel SE	20,799	1,886
	Sodexo SA (XPAR)	16,009	1,806
	Nexans SA	17,808	1,621
	Valeo SE	120,814	1,577
	Technip Energies NV	75,536	1,564
*	Forvia SE	89,818	1,544
	IPSOS SA	22,452	1,474
[2]	Verallia SA	41,630	1,468
	Covivio SA	28,084	1,360
*	Vallourec SACA	93,932	1,344
	Rubis SCA	52,714	1,333
	Engie SA PF 2025	82,296	1,314
*	Ubisoft Entertainment SA	56,608	1,249
	Remy Cointreau SA	12,077	1,224
	SES SA	196,812	1,208
	Eurazeo SE Prime DE Fidelite	13,021	1,109
[2]	Neoen SA	37,218	1,076
	SEB SA Loyalty Shares	8,479	1,035
	Societe BIC SA	13,438	930
	Virbac SACA	2,471	892
*	JCDecaux SE	42,873	890
*	Air France-KLM	66,702	850
	Eurazeo SE (XPAR)	9,498	809
	Coface SA	56,335	761
	Imerys SA	21,904	728
*	Engie SA	44,619	713
[2]	ALD SA	105,955	706
	Trigano SA	4,267	672
*	SES-imagotag SA	4,521	671
	Sodexo Inc. (Prime Fidelite 2026)	5,313	599
	ICADE	17,514	593
*	ID Logistics Group SACA	1,639	584
	Carmila SA	29,973	533
	Mercialys SA	46,548	530
	Interparfums SA	9,956	527
	Quadient SA	22,802	483
	Television Francaise 1 SA	53,534	471
	ARGAN SA	5,130	455
	SEB SA (XPAR)	3,634	444
	Nexity SA	25,399	423
	Sodexo Prime De Fidelite 2027	3,648	411
	Metropole Television SA	28,896	410
*,2	X-Fab Silicon Foundries SE	37,322	359
	Eramet SA	5,023	346
	Mersen SA	9,320	338
	Sodexo SA (Loyalty Line 2025)	2,851	322
	Vicat SACA	8,001	311
*,1	Eutelsat Communications SACA	83,850	306
	Cie Plastic Omnium SE	26,277	301
	Cie de L'Odet SE	167	271
*,1	Valneva SE	62,863	256
	Beneteau SACA	20,566	246
*,1	Atos SE	57,187	244
	Derichebourg SA	46,656	241

		Shares	Market Value ($000)
*	Voltalia SA (Registered)	27,548	236
	Antin Infrastructure Partners SA	12,772	235
	Eurazeo SE PF 2025	2,591	221
*	CGG SA	449,141	215
	Etablissements Maurel et Prom SA	34,462	204
	Vetoquinol SA	1,775	204
	Altarea SCA	2,278	199
*	Eurazeo SE	2,236	190
	PEUGEOT INVEST	1,670	180
*,2	Elior Group SA	62,064	179
*	OVH Groupe SAS	16,305	174
	Lagardere SA	8,464	170
	Fnac Darty SA	5,650	151
*	Euroapi SA	22,531	151
	Sodexo SA Loyalty Shares 2025	1,212	137
	Equasens	1,757	101
	Lisi SA	4,123	97
	Boiron SA	2,097	91
*,2	SMCP SA	31,157	91
[2]	Maisons du Monde SA	18,133	88
*	Believe SA	7,104	84
	Jacquet Metals SACA	4,253	83
	Manitou BF SA	3,706	83
	GL Events SACA	3,863	83
*	LISI	3,247	76
	Lisi SA (XPAR)	3,158	74
[1]	Clariane SE	27,855	70
	Bonduelle SCA	4,520	48
*,1	Casino Guichard Perrachon SA	19,161	13
*,2	Aramis Group SAS	1,390	6
			1,128,220
Germany (1.8%)
	SAP SE	629,524	109,063
	Siemens AG (Registered)	427,733	76,574
	Allianz SE (Registered)	227,981	60,911
	Deutsche Telekom AG (Registered)	1,939,688	47,615
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	78,490	33,415
	Mercedes-Benz Group AG	491,157	33,159
	Infineon Technologies AG	750,927	27,377
	Deutsche Post AG	541,641	25,941
	BASF SE	509,088	24,336
	Deutsche Boerse AG	105,541	21,017
	Bayerische Motoren Werke AG (XETR)	176,687	18,385
	adidas AG	94,617	17,863
	Bayer AG (Registered)	563,977	17,549
	E.ON SE	1,272,533	17,216
	RWE AG	408,398	15,080
	Deutsche Bank AG (Registered)	1,142,816	14,763
	Vonovia SE	402,021	12,524
	Merck KGaA	74,386	12,205
	Daimler Truck Holding AG	302,876	10,824
	Rheinmetall AG	25,166	8,812
[2]	Siemens Healthineers AG	158,212	8,805
	Beiersdorf AG	57,199	8,371
	Hannover Rueck SE	34,730	8,325
	Symrise AG	75,014	7,740
	Heidelberg Materials AG	82,411	7,610

		Shares	Market Value ($000)
	MTU Aero Engines AG	31,268	7,189
	Brenntag SE	80,165	7,087
	Commerzbank AG	604,387	6,941
	Fresenius SE & Co. KGaA	237,601	6,670
*,2	Covestro AG	109,539	5,784
	Continental AG	63,514	5,189
*	Siemens Energy AG	312,771	4,647
	Fresenius Medical Care AG	118,481	4,579
	GEA Group AG	95,852	3,839
*	LEG Immobilien SE (XETR)	41,638	3,455
[2]	Scout24 SE	46,912	3,454
	Henkel AG & Co. KGaA (XTER)	47,051	3,218
	Nemetschek SE	30,251	2,791
*	Deutsche Lufthansa AG (Registered)	333,853	2,776
*,2	Zalando SE	126,707	2,530
*,2	Delivery Hero SE	110,169	2,500
	Freenet AG	87,113	2,407
	Bechtle AG	45,871	2,379
	Volkswagen AG	16,818	2,374
	Puma SE	58,098	2,338
	Knorr-Bremse AG	37,595	2,322
	CTS Eventim AG & Co. KGaA	33,850	2,291
	AIXTRON SE	60,701	2,259
	Carl Zeiss Meditec AG (Bearer)	21,299	2,245
	Talanx AG	30,157	2,116
	Rational AG	2,703	2,076
	HUGO BOSS AG	32,706	2,043
	Evonik Industries AG	110,729	2,037
	Gerresheimer AG	19,414	1,979
	KION Group AG	41,192	1,879
	thyssenkrupp AG	270,455	1,669
	K&S AG (Registered)	107,353	1,506
*	Evotec SE	89,530	1,370
	LANXESS AG	50,398	1,345
	HOCHTIEF AG	12,341	1,324
	United Internet AG (Registered)	47,431	1,243
*	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,219
*	HelloFresh SE	89,724	1,187
	Aurubis AG	16,289	1,172
*	TAG Immobilien AG	83,342	1,167
*,2	TeamViewer SE	75,479	1,082
[1]	Siltronic AG	11,470	1,078
	Stroeer SE & Co. KGaA	17,364	1,020
	Krones AG	8,014	993
	Jenoptik AG	30,842	963
	Stabilus SE	13,647	956
	FUCHS SE	26,647	945
*	Encavis AG	66,201	922
	Wacker Chemie AG	8,167	885
[2]	DWS Group GmbH & Co. KGaA	21,410	876
	Hensoldt AG	29,038	872
*	Aroundtown SA	380,617	849
[2]	Befesa SA	23,587	829
*,1	Nordex SE	80,839	825
*,1	MorphoSys AG	19,043	798
	Traton SE	31,964	781
	RTL Group SA	20,134	774
	Sixt SE (XETR)	7,207	702

		Shares	Market Value ($000)
	Fielmann Group AG	13,225	688
	Deutsche Wohnen SE	27,706	673
*,2	Redcare Pharmacy NV	4,534	631
	Duerr AG	27,488	628
[1]	ProSiebenSat.1 Media SE	88,088	620
	CANCOM SE	19,500	619
	Hella GmbH & Co. KGaA	6,978	618
*	Grand City Properties SA	63,161	613
	Kontron AG	25,651	595
	Atoss Software AG	2,150	589
	Bilfinger SE	13,827	586
	Salzgitter AG	20,762	579
*	Hypoport SE	2,713	576
	CompuGroup Medical SE & Co. KGaA	13,404	575
*	flatexDEGIRO AG	49,787	544
	1&1 AG	26,956	532
*,1	Nagarro SE	5,171	505
*	METRO AG	71,401	481
	Suedzucker AG	32,203	454
	Dermapharm Holding SE	10,219	435
*	Vitesco Technologies Group AG (XETR)	4,756	416
	KWS Saat SE & Co. KGaA	7,196	404
	GRENKE AG	16,366	396
*	Synlab AG	35,979	387
	Eckert & Ziegler Strahlen- und Medizintechnik AG	7,527	374
[1,2]	Deutsche Pfandbriefbank AG	61,741	372
	Deutz AG	59,425	359
	Takkt AG	24,597	359
*	Ionos SE	16,962	359
	PNE AG	22,378	323
	Elmos Semiconductor SE	4,624	323
	Hornbach Holding AG & Co. KGaA	4,240	304
	Energiekontor AG	3,703	302
	GFT Technologies SE	7,748	274
*	SMA Solar Technology AG	5,331	273
	Kloeckner & Co. SE	37,015	268
*,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	264
	Wacker Neuson SE	14,125	262
[1]	Verbio Vereinigte Bioenergie AG	11,739	257
*	Hamburger Hafen und Logistik AG	14,037	251
*	CECONOMY AG	100,488	244
	Indus Holding AG	9,890	238
	Norma Group SE	14,554	237
*	Adtran Networks SE	10,721	232
	Telefonica Deutschland Holding AG	88,568	225
*,1	Varta AG	11,869	223
*,2	Auto1 Group SE	52,768	220
	BayWa AG	6,589	212
	Deutsche Beteiligungs AG	6,560	197
	Software AG	4,521	189
	Sartorius AG	635	185
	CropEnergies AG	14,396	179
	PATRIZIA SE	20,904	178
	STRATEC SE	3,864	177
	Adesso SE	1,624	163
	Vossloh AG	3,545	157
*,1	SGL Carbon SE	24,080	152
	Draegerwerk AG & Co. KGaA (XETR)	3,032	137

		Shares	Market Value ($000)
	Wuestenrot & Wuerttembergische AG	9,451	137
	Deutsche EuroShop AG	6,220	134
	Bertrandt AG	2,026	108
*	About You Holding SE	22,042	97
	Secunet Security Networks AG	527	94
	Synlab AG (XETR)	6,503	83
	New Work SE	985	66
	ElringKlinger AG	11,374	63
	Basler AG	4,914	52
[1]	BRANICKS Group AG	18,875	43
	Hamburger Hafen und Logistik AG (XETR)	738	13
			800,729
Greece (0.1%)
*	National Bank of Greece SA	428,158	3,255
*	Eurobank Ergasias Services and Holdings SA Class A	1,442,747	2,781
	Mytilineos SA	66,256	2,720
*	Alpha Services and Holdings SA	1,243,064	2,214
	OPAP SA	105,931	1,832
	JUMBO SA	63,594	1,790
*	Public Power Corp. SA	117,578	1,556
*	Piraeus Financial Holdings SA	376,374	1,524
	Motor Oil Hellas Corinth Refineries SA	31,154	853
	Hellenic Telecommunications Organization SA ADR	117,615	812
	Hellenic Telecommunications Organization SA	42,205	586
	Titan Cement International SA	20,498	528
	Terna Energy SA	28,979	470
	Helleniq Energy Holdings SA	51,576	414
	GEK Terna Holding Real Estate Construction SA	27,450	413
*	Aegean Airlines SA	27,412	363
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	267
*	LAMDA Development SA	32,302	244
	Viohalco SA	35,271	242
	Holding Co. ADMIE IPTO SA	98,417	231
	Cenergy Holdings SA	25,268	199
	Sarantis SA	15,818	150
	Quest Holdings SA	22,944	131
	Epsilon Net SA	12,059	121
	Fourlis Holdings SA	26,150	115
	Athens Water Supply & Sewage Co. SA	17,663	110
*	Ellaktor SA	37,343	100
	Autohellas Tourist and Trading SA	6,052	88
	Piraeus Port Authority SA	1,367	37
*	Intracom SA Technical & Steel Constructions	4,864	26
	Intracom Holdings SA (Registered)	1,034	4
	Ideal Holdings SA	482	3
*,3	FF Group	12,862	—
			24,179
Hong Kong (0.5%)
	AIA Group Ltd.	6,612,982	51,862
	Hong Kong Exchanges & Clearing Ltd.	728,424	22,085
	Techtronic Industries Co. Ltd.	756,500	8,035
	Sun Hung Kai Properties Ltd.	834,982	7,793
	CK Hutchison Holdings Ltd.	1,494,391	7,718
	CLP Holdings Ltd.	958,580	7,624
	Link REIT	1,496,888	7,508
	Galaxy Entertainment Group Ltd.	1,246,000	6,467
	CK Asset Holdings Ltd.	1,064,750	4,805

		Shares	Market Value ($000)
	BOC Hong Kong Holdings Ltd.	1,971,700	4,726
	Lenovo Group Ltd.	4,394,000	4,601
	Jardine Matheson Holdings Ltd.	114,562	4,600
	Hang Seng Bank Ltd.	441,351	4,595
	Power Assets Holdings Ltd.	777,000	4,549
	Hong Kong & China Gas Co. Ltd.	5,981,365	4,256
*	Sands China Ltd.	1,431,200	3,757
	Wharf Real Estate Investment Co. Ltd.	979,600	2,870
[2]	WH Group Ltd.	4,527,758	2,671
	MTR Corp. Ltd.	794,826	2,586
[2]	ESR Group Ltd.	1,731,789	2,214
*,2	Samsonite International SA	749,996	2,094
	CK Infrastructure Holdings Ltd.	335,500	1,992
	Sino Land Co. Ltd.	1,824,279	1,906
	Hongkong Land Holdings Ltd.	601,000	1,876
	Henderson Land Development Co. Ltd.	696,896	1,816
	Swire Pacific Ltd. Class A	231,642	1,792
	PRADA SpA	288,800	1,791
	ASMPT Ltd.	177,122	1,709
	Wharf Holdings Ltd.	523,600	1,530
[1,2]	Budweiser Brewing Co. APAC Ltd.	940,900	1,483
	Chow Tai Fook Jewellery Group Ltd.	987,200	1,337
	Hang Lung Properties Ltd.	977,000	1,134
[1]	SITC International Holdings Co. Ltd.	740,000	1,123
	PCCW Ltd.	2,106,112	1,089
	Swire Properties Ltd.	575,380	1,075
	Orient Overseas International Ltd.	72,000	1,075
[1]	Xinyi Glass Holdings Ltd.	1,169,000	969
[2]	BOC Aviation Ltd.	121,900	914
[1]	New World Development Co. Ltd.	738,306	905
	AAC Technologies Holdings Inc.	381,000	856
	Hysan Development Co. Ltd.	473,000	816
	Pacific Basin Shipping Ltd.	2,849,000	793
	Hang Lung Group Ltd.	581,000	699
	L'Occitane International SA	216,250	690
*	HUTCHMED China Ltd.	268,500	677
	Swire Pacific Ltd. Class B	547,500	645
*	Wynn Macau Ltd.	814,000	613
*	MGM China Holdings Ltd.	443,600	551
	VTech Holdings Ltd.	94,600	548
	Bank of East Asia Ltd.	459,272	522
	Man Wah Holdings Ltd.	831,600	518
*,1	Cathay Pacific Airways Ltd.	502,090	512
	Luk Fook Holdings International Ltd.	203,415	504
	Kerry Properties Ltd.	302,500	480
	Fortune REIT	833,923	477
	First Pacific Co. Ltd.	1,234,613	469
	United Laboratories International Holdings Ltd.	542,000	469
	United Energy Group Ltd.	4,402,000	468
	NWS Holdings Ltd.	536,500	466
*	Shun Tak Holdings Ltd.	3,966,000	396
*,1	SJM Holdings Ltd.	1,351,000	380
	DFI Retail Group Holdings Ltd.	189,800	378
*	Shangri-La Asia Ltd.	577,519	359
	Stella International Holdings Ltd.	272,000	359
*	Cowell e Holdings Inc.	171,000	351
	Vitasoy International Holdings Ltd.	450,332	346
	Yue Yuen Industrial Holdings Ltd.	361,500	341

		Shares	Market Value ($000)
	Champion REIT	1,323,332	315
*	MMG Ltd.	1,214,117	309
	Johnson Electric Holdings Ltd.	226,750	297
	China Travel International Investment Hong Kong Ltd.	1,772,000	295
	Dah Sing Financial Holdings Ltd.	142,144	286
*	Melco International Development Ltd.	399,000	259
	NagaCorp Ltd.	719,332	242
	Sunlight REIT	970,000	237
	CITIC Telecom International Holdings Ltd.	649,500	232
*	Sa Sa International Holdings Ltd.	2,165,995	227
	Nexteer Automotive Group Ltd.	459,000	208
	HKBN Ltd.	486,189	202
	Giordano International Ltd.	756,000	198
	Cafe de Coral Holdings Ltd.	186,000	187
	Kerry Logistics Network Ltd.	165,500	184
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	180
	Jinchuan Group International Resources Co. Ltd.	2,457,000	180
*	IGG Inc.	504,000	179
	Value Partners Group Ltd.	688,000	158
*	Vobile Group Ltd.	828,000	154
	Chow Sang Sang Holdings International Ltd.	135,000	147
	VSTECS Holdings Ltd.	272,000	147
*	Kingkey Financial International Holdings Ltd.	2,030,000	145
	Prosperity REIT	844,000	134
*	C-Mer Eye Care Holdings Ltd.	394,000	133
*,2	Sirnaomics Ltd.	34,100	127
*,1	Super Hi International Holding Ltd.	117,900	127
	K Wah International Holdings Ltd.	490,000	119
*,1,2	Everest Medicines Ltd.	59,500	119
*	Theme International Holdings Ltd.	2,250,000	119
[1]	Huabao International Holdings Ltd.	407,000	114
*,1	Realord Group Holdings Ltd.	166,000	113
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	318,600	103
*	Hong Kong Technology Venture Co. Ltd.	417,000	102
*	CGN Mining Co. Ltd.	405,000	97
[2]	Js Global Lifestyle Co. Ltd.	589,000	91
	SmarTone Telecommunications Holdings Ltd.	172,000	86
*	Texhong International Group Ltd.	173,500	82
	SUNeVision Holdings Ltd.	228,000	78
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	76
	EC Healthcare	504,000	74
	Far East Consortium International Ltd.	441,100	71
	Dah Sing Banking Group Ltd.	113,537	68
	LK Technology Holdings Ltd.	156,502	61
*	Television Broadcasts Ltd.	151,800	58
*	Mongolian Mining Corp.	54,000	58
	Truly International Holdings Ltd.	760,000	57
*,2	Fosun Tourism Group	110,200	57
	Guotai Junan International Holdings Ltd.	860,000	54
*,2	FIT Hon Teng Ltd.	441,000	53
[1]	Powerlong Real Estate Holdings Ltd.	660,000	53
	CITIC Resources Holdings Ltd.	1,238,000	53
*	Esprit Holdings Ltd.	1,330,519	49
*,2	Frontage Holdings Corp.	226,000	46
[2]	IMAX China Holding Inc.	47,400	44
	Sun Hung Kai & Co. Ltd.	155,000	43
	Asia Cement China Holdings Corp.	142,500	39
	Singamas Container Holdings Ltd.	548,000	38

		Shares	Market Value ($000)
	Texwinca Holdings Ltd.	256,000	27
*	OCI International Holdings Ltd.	343,915	18
*	Apollo Future Mobility Group Ltd.	91,200	6
*,3	Real Nutrition	143,000	—
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			215,430
Hungary (0.0%)
	OTP Bank Nyrt	133,696	6,195
	Richter Gedeon Nyrt	82,154	2,216
	MOL Hungarian Oil & Gas plc	249,637	2,044
	Magyar Telekom Telecommunications plc	209,897	455
			10,910
Iceland (0.0%)
	Marel HF	321,007	1,180
[2]	Arion Banki HF	751,477	841
*	Alvotech SA	44,335	703
	Islandsbanki HF	591,741	501
	Kvika banki HF	3,643,468	460
	Hagar HF	671,192	406
	Reitir fasteignafelag hf	560,810	371
	Festi HF	154,022	227
	Eimskipafelag Islands hf	60,545	204
	Vatryggingafelag Islands HF	1,478,358	200
	Sjova-Almennar Tryggingar HF	604,301	197
*	Olgerdin Egill Skallagrims HF	1,484,761	187
*	Icelandair Group HF	10,559,372	114
	Siminn HF	884,912	69
			5,660
India (2.1%)
	Reliance Industries Ltd.	1,485,841	51,048
	HDFC Bank Ltd.	2,706,866	47,603
	Infosys Ltd.	1,527,309	30,449
	Tata Consultancy Services Ltd.	584,259	26,836
	Bharti Airtel Ltd. (XNSE)	1,297,183	18,299
	Axis Bank Ltd.	1,326,991	17,062
[2]	Reliance Industries Ltd. GDR	244,645	16,919
	Larsen & Toubro Ltd.	387,062	16,204
	Hindustan Unilever Ltd.	507,205	15,166
	Bajaj Finance Ltd.	142,713	11,813
	HCL Technologies Ltd.	604,277	11,461
	ICICI Bank Ltd.	902,103	11,173
	Mahindra & Mahindra Ltd.	539,071	10,719
	Sun Pharmaceutical Industries Ltd.	622,578	10,636
	Titan Co. Ltd.	238,236	10,601
	NTPC Ltd.	2,708,852	10,371
	Tata Motors Ltd.	952,086	10,133
	Maruti Suzuki India Ltd.	75,790	9,296
	Asian Paints Ltd.	258,525	9,183
	ITC Ltd.	1,706,255	9,071
	Infosys Ltd. ADR	453,806	9,013
	UltraTech Cement Ltd.	65,325	7,987
	Tata Steel Ltd.	4,733,495	7,751
	Adani Enterprises Ltd.	202,140	7,650
	Power Grid Corp. of India Ltd.	2,420,296	7,559
	Oil & Natural Gas Corp. Ltd.	2,205,962	6,701
	Coal India Ltd.	1,300,587	6,368

		Shares	Market Value ($000)
	Nestle India Ltd.	206,951	6,243
	Adani Ports & Special Economic Zone Ltd.	428,046	6,223
	Grasim Industries Ltd.	218,167	5,714
	Tech Mahindra Ltd.	352,423	5,646
*	Zomato Ltd.	3,340,993	5,613
	JSW Steel Ltd.	568,044	5,593
	Hindalco Industries Ltd.	802,236	5,587
*	Jio Financial Services Ltd.	1,836,963	5,485
	Dr. Reddy's Laboratories Ltd.	69,210	5,085
*	Adani Green Energy Ltd.	242,316	4,908
	Tata Consumer Products Ltd.	359,446	4,841
	Cipla Ltd.	297,592	4,840
	Shriram Finance Ltd.	158,674	4,716
	Bharat Electronics Ltd.	2,071,569	4,640
	Tata Power Co. Ltd.	956,040	4,483
*	Adani Power Ltd.	654,503	4,443
	Power Finance Corp. Ltd.	829,341	4,428
	State Bank of India GDR (Registered)	56,855	4,392
	Apollo Hospitals Enterprise Ltd.	56,527	4,322
	REC Ltd.	713,914	4,289
	Britannia Industries Ltd.	67,986	4,252
	Bajaj Finserv Ltd.	216,259	4,237
	Varun Beverages Ltd.	269,244	4,153
	Indian Oil Corp. Ltd.	2,323,256	4,114
	Hero MotoCorp Ltd.	73,834	4,110
[2]	SBI Life Insurance Co. Ltd.	241,159	4,078
[2]	HDFC Life Insurance Co. Ltd.	568,725	3,949
*,2	Avenue Supermarts Ltd.	85,075	3,887
	Hindustan Aeronautics Ltd.	107,276	3,882
	Trent Ltd.	103,831	3,861
*	Suzlon Energy Ltd.	6,814,170	3,768
	Eicher Motors Ltd.	77,712	3,597
	Bajaj Auto Ltd.	38,678	3,575
	State Bank of India	460,392	3,556
	Tata Motors Ltd. Class A	501,433	3,526
	Max Healthcare Institute Ltd.	373,053	3,508
	DLF Ltd.	362,771	3,502
[2]	LTIMindtree Ltd.	53,019	3,473
	Bharat Petroleum Corp. Ltd.	569,754	3,453
*	Yes Bank Ltd.	11,670,916	3,389
	Wipro Ltd. ADR	593,802	3,361
	Cholamandalam Investment and Finance Co. Ltd.	235,109	3,349
	Divi's Laboratories Ltd.	73,197	3,236
	Gail India Ltd.	1,529,904	3,183
	TVS Motor Co. Ltd.	132,049	3,182
	Godrej Consumer Products Ltd.	218,883	3,069
	Persistent Systems Ltd.	28,267	2,837
	Ambuja Cements Ltd.	421,195	2,835
*,2	InterGlobe Aviation Ltd.	78,702	2,807
	Indian Hotels Co. Ltd.	459,179	2,723
	Info Edge India Ltd.	44,452	2,691
	Pidilite Industries Ltd.	87,761	2,675
	Tube Investments of India Ltd.	56,803	2,670
*	Adani Energy Solutions Ltd.	206,071	2,665
	Coforge Ltd.	35,174	2,644
	Vedanta Ltd.	798,592	2,637
	MRF Ltd.	1,532	2,627
	Shree Cement Ltd.	7,623	2,620

		Shares	Market Value ($000)
	Siemens Ltd.	51,139	2,550
[2]	ICICI Lombard General Insurance Co. Ltd.	140,541	2,529
	Lupin Ltd.	134,169	2,430
[2]	HDFC Asset Management Co. Ltd.	56,186	2,424
	Colgate-Palmolive India Ltd.	77,109	2,388
	United Spirits Ltd.	181,598	2,381
	Cummins India Ltd.	80,812	2,233
	SRF Ltd.	78,987	2,209
*	PB Fintech Ltd.	177,405	2,144
	Indian Railway Catering & Tourism Corp. Ltd.	181,900	2,140
	CG Power & Industrial Solutions Ltd.	373,043	2,105
	Dabur India Ltd.	323,518	2,101
	Havells India Ltd.	134,708	2,099
[2]	Indian Railway Finance Corp. Ltd.	995,337	2,099
	Bharat Forge Ltd.	140,188	2,084
	Bharat Heavy Electricals Ltd.	753,850	2,071
	Jindal Steel & Power Ltd.	225,493	2,057
	NHPC Ltd.	1,875,482	2,056
	Aurobindo Pharma Ltd.	146,556	2,030
*	IDFC First Bank Ltd.	1,938,995	1,968
	Adani Total Gas Ltd.	159,647	1,966
	PI Industries Ltd.	47,653	1,936
	UPL Ltd.	294,478	1,906
*	Hindustan Petroleum Corp. Ltd.	338,233	1,888
	Samvardhana Motherson International Ltd.	1,348,519	1,838
	Marico Ltd.	286,521	1,822
	Supreme Industries Ltd.	36,441	1,813
	Federal Bank Ltd.	1,010,470	1,792
*	One 97 Communications Ltd.	194,528	1,779
	Tata Elxsi Ltd.	19,277	1,764
	Punjab National Bank	1,278,170	1,761
	Bank of Baroda	584,908	1,742
	APL Apollo Tubes Ltd.	96,044	1,741
	Alkem Laboratories Ltd.	28,854	1,735
	Torrent Pharmaceuticals Ltd.	56,797	1,731
	KPIT Technologies Ltd.	92,536	1,728
	NMDC Ltd.	648,613	1,717
	Voltas Ltd.	129,669	1,706
	Embassy Office Parks REIT	393,769	1,704
	Ashok Leyland Ltd.	793,772	1,680
*	Delhivery Ltd.	306,772	1,664
	ABB India Ltd.	29,521	1,663
	Container Corp. of India Ltd.	154,688	1,651
*	Max Financial Services Ltd.	151,864	1,629
*	Godrej Properties Ltd.	56,218	1,606
[2]	Macrotech Developers Ltd.	124,370	1,605
[2]	Sona Blw Precision Forgings Ltd.	210,880	1,570
	Torrent Power Ltd.	124,854	1,564
*	FSN E-Commerce Ventures Ltd.	779,388	1,534
	Phoenix Mills Ltd.	52,027	1,522
	ACC Ltd.	49,382	1,512
	Page Industries Ltd.	3,357	1,508
	Dixon Technologies India Ltd.	20,806	1,503
	Bajaj Holdings & Investment Ltd.	14,817	1,492
	Astral Ltd. (XNSE)	67,640	1,490
	Polycab India Ltd.	27,315	1,428
	Fortis Healthcare Ltd.	272,939	1,421
	Apollo Tyres Ltd.	215,699	1,404

		Shares	Market Value ($000)
	Mphasis Ltd.	44,547	1,392
	SBI Cards & Payment Services Ltd.	161,213	1,390
[2]	AU Small Finance Bank Ltd.	181,007	1,389
	Petronet LNG Ltd.	426,252	1,382
	Union Bank of India Ltd.	820,889	1,381
	Crompton Greaves Consumer Electricals Ltd.	372,844	1,362
	Balkrishna Industries Ltd.	45,907	1,357
	Steel Authority of India Ltd.	914,975	1,349
*	Indus Towers Ltd.	503,595	1,346
	Bosch Ltd.	4,704	1,335
[2]	ICICI Prudential Life Insurance Co. Ltd.	218,545	1,324
*	GMR Airports Infrastructure Ltd.	1,400,213	1,321
	Jindal Stainless Ltd. (XNSE)	189,940	1,321
	Tata Communications Ltd.	62,118	1,299
	LIC Housing Finance Ltd.	172,379	1,298
	JSW Energy Ltd.	212,039	1,290
	Jubilant Foodworks Ltd.	205,894	1,288
	KEI Industries Ltd.	33,362	1,286
	Bharti Airtel Ltd.	137,684	1,278
	Kotak Mahindra Bank Ltd.	57,991	1,275
	Wipro Ltd.	222,313	1,271
	Zydus Lifesciences Ltd.	138,637	1,269
	Dalmia Bharat Ltd.	45,215	1,241
	IIFL Finance Ltd.	163,473	1,230
[2]	Bandhan Bank Ltd.	444,748	1,225
	Canara Bank	210,108	1,220
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,209
	Deepak Nitrite Ltd.	43,286	1,202
	Rail Vikas Nigam Ltd.	314,408	1,162
	Angel One Ltd.	29,331	1,157
	Solar Industries India Ltd.	14,621	1,139
	IDFC Ltd.	783,748	1,125
	Berger Paints India Ltd.	163,785	1,115
	JK Cement Ltd.	21,213	1,113
	Oberoi Realty Ltd.	69,252	1,105
	Cyient Ltd.	46,058	1,096
	BSE Ltd.	39,135	1,094
[2]	Laurus Labs Ltd.	234,857	1,079
	Gujarat Fluorochemicals Ltd.	24,328	1,077
	Ipca Laboratories Ltd.	79,184	1,069
	Oracle Financial Services Software Ltd.	13,503	1,060
	AIA Engineering Ltd.	21,364	1,055
	Tata Chemicals Ltd.	84,731	1,050
	Indraprastha Gas Ltd.	201,717	1,046
*	Mankind Pharma Ltd.	42,147	1,011
	Sonata Software Ltd.	108,866	1,009
	Blue Star Ltd.	73,376	1,007
	Patanjali Foods Ltd.	52,228	999
*	Zee Entertainment Enterprises Ltd.	475,074	993
	Muthoot Finance Ltd.	57,911	973
	Oil India Ltd.	188,678	969
	Aarti Industries Ltd.	122,095	967
[2]	L&T Technology Services Ltd.	14,317	961
	Exide Industries Ltd.	232,558	939
	Elgi Equipments Ltd.	126,598	937
	Carborundum Universal Ltd.	68,907	933
	360 One Wam Ltd.	123,607	924
*	Star Health & Allied Insurance Co. Ltd.	132,168	923

		Shares	Market Value ($000)
	Prestige Estates Projects Ltd.	59,654	908
	L&T Finance Holdings Ltd.	432,884	904
	Sundram Fasteners Ltd.	61,310	900
	Computer Age Management Services Ltd.	25,647	896
	Radico Khaitan Ltd.	44,396	889
	Brigade Enterprises Ltd.	71,580	885
	Birlasoft Ltd.	85,871	877
	National Aluminium Co. Ltd.	487,109	875
	Glenmark Pharmaceuticals Ltd.	79,307	868
	Cholamandalam Financial Holdings Ltd.	60,518	862
	Gujarat Gas Ltd.	122,589	858
[2]	RBL Bank Ltd.	273,031	857
	Ramco Cements Ltd.	69,931	856
	Amara Raja Energy & Mobility Ltd.	79,658	852
	United Breweries Ltd.	39,043	849
	Schaeffler India Ltd.	22,337	842
	Poonawalla Fincorp Ltd.	145,511	838
	Grindwell Norton Ltd.	29,168	834
	JB Chemicals & Pharmaceuticals Ltd.	40,794	828
	Kajaria Ceramics Ltd.	48,902	815
[2]	Syngene International Ltd.	89,218	807
*	Vodafone Idea Ltd.	4,639,333	800
	Biocon Ltd.	245,586	795
	UNO Minda Ltd.	94,012	782
	Atul Ltd.	10,044	778
	Thermax Ltd.	20,185	772
	Linde India Ltd.	11,423	769
	Timken India Ltd.	18,821	768
	Emami Ltd.	125,311	754
	Coromandel International Ltd.	59,367	751
*	PVR Inox Ltd.	42,786	749
	Navin Fluorine International Ltd.	18,229	749
	Ratnamani Metals & Tubes Ltd.	17,242	744
	SKF India Ltd.	12,969	734
	Piramal Enterprises Ltd.	66,094	729
	IRB Infrastructure Developers Ltd.	917,809	729
	3M India Ltd.	1,726	715
	Central Depository Services India Ltd.	33,206	711
	Narayana Hrudayalaya Ltd.	44,644	708
	Ajanta Pharma Ltd.	26,964	707
	Bata India Ltd.	39,350	705
	Motherson Sumi Wiring India Ltd.	895,052	701
	Great Eastern Shipping Co. Ltd.	58,258	694
	Redington Ltd.	318,505	689
	NBCC India Ltd.	437,665	684
*,2	Krishna Institute of Medical Sciences Ltd.	26,559	683
	CESC Ltd.	394,390	680
	Intellect Design Arena Ltd.	62,018	673
	Bank of India	400,010	670
	Gujarat State Petronet Ltd.	149,419	662
	Indian Bank	110,122	662
*,2	Lemon Tree Hotels Ltd.	391,721	660
	Escorts Kubota Ltd.	18,253	656
	Indiabulls Housing Finance Ltd.	242,365	649
	Manappuram Finance Ltd.	287,238	639
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	621
	NCC Ltd.	239,084	620
	Apar Industries Ltd.	8,135	619

		Shares	Market Value ($000)
	Honeywell Automation India Ltd.	1,309	610
	Castrol India Ltd.	256,622	608
*	Suven Pharmaceuticals Ltd.	74,665	605
	Himadri Speciality Chemical Ltd.	133,456	602
	EIH Ltd.	149,751	592
*	Godrej Industries Ltd.	54,281	588
	ZF Commercial Vehicle Control Systems India Ltd.	2,983	587
	Natco Pharma Ltd.	56,024	584
*	Jaiprakash Power Ventures Ltd.	2,587,897	580
	Multi Commodity Exchange of India Ltd.	14,019	576
*	Aditya Birla Fashion and Retail Ltd.	193,532	569
[2]	IndiaMart InterMesh Ltd.	18,644	566
*	NMDC Steel Ltd.	674,943	566
*	Aditya Birla Capital Ltd.	271,958	560
	KEC International Ltd.	70,552	559
	Century Textiles & Industries Ltd.	32,386	557
*	CreditAccess Grameen Ltd.	28,967	556
[2]	Dr Lal PathLabs Ltd.	18,193	552
	Welspun Corp. Ltd.	77,864	550
*	Reliance Power Ltd.	1,529,249	549
	Karur Vysya Bank Ltd.	228,490	547
*	Global Health Ltd.	39,593	547
*,2	PNB Housing Finance Ltd. (XNSE)	57,658	545
	Can Fin Homes Ltd.	57,436	536
	Kalyan Jewellers India Ltd.	127,072	535
	Mahanagar Gas Ltd.	29,783	532
	Bayer CropScience Ltd.	7,372	532
*	Affle India Ltd.	35,569	532
	Lakshmi Machine Works Ltd.	3,214	530
	UTI Asset Management Co. Ltd.	46,881	524
	EID Parry India Ltd.	68,665	518
	Finolex Cables Ltd.	38,898	515
	Sanofi India Ltd.	4,933	514
*	Amber Enterprises India Ltd.	9,641	514
[2]	Equitas Small Finance Bank Ltd.	407,119	510
*	Piramal Pharma Ltd.	291,020	505
	HFCL Ltd.	405,722	503
	Zensar Technologies Ltd.	71,738	496
	Devyani International Ltd.	226,632	496
	CRISIL Ltd.	10,042	495
	Hindustan Zinc Ltd.	129,254	494
	Kalpataru Projects International Ltd.	51,121	491
	Titagarh Rail System Ltd.	37,013	488
	Chambal Fertilizers and Chemicals Ltd.	109,632	484
*,2	Aster DM Healthcare Ltd.	90,746	482
	Granules India Ltd.	95,895	480
[2]	Nippon Life India Asset Management Ltd.	75,895	479
*	Aavas Financiers Ltd.	26,692	474
	Mastek Ltd.	13,582	466
	Tanla Platforms Ltd.	37,034	460
	Praj Industries Ltd.	76,620	460
	Ceat Ltd.	14,384	459
	Sun TV Network Ltd.	57,602	457
	Olectra Greentech Ltd.	21,742	457
	Mazagon Dock Shipbuilders Ltd.	16,577	457
[2]	Endurance Technologies Ltd.	17,985	456
	City Union Bank Ltd.	259,238	453
	Sobha Ltd.	25,879	452

		Shares	Market Value ($000)
	Finolex Industries Ltd.	169,019	452
*	India Cements Ltd.	143,258	451
	JBM Auto Ltd.	19,510	450
[2]	Mindspace Business Parks REIT	115,354	447
*	Hindustan Construction Co. Ltd.	805,869	443
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	434
	eClerx Services Ltd.	13,192	433
	KPR Mill Ltd.	45,181	430
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	430
	Capri Global Capital Ltd.	37,558	427
	Westlife Foodworld Ltd.	42,368	425
	Ramkrishna Forgings Ltd.	46,347	425
	Motilal Oswal Financial Services Ltd.	19,443	419
	GHCL Ltd.	59,253	416
	Engineers India Ltd.	147,079	413
	Raymond Ltd.	19,219	411
	Aptus Value Housing Finance India Ltd.	90,788	409
[2]	ICICI Securities Ltd.	40,951	404
*	Reliance Infrastructure Ltd.	143,985	401
	Pfizer Ltd.	7,572	394
	Strides Pharma Science Ltd.	46,763	394
	Kirloskar Oil Engines Ltd.	46,169	394
	Bharat Dynamics Ltd.	19,141	393
[2]	Indian Energy Exchange Ltd.	220,407	392
	Poly Medicure Ltd.	22,193	390
	Trident Ltd.	679,166	389
	Kansai Nerolac Paints Ltd.	94,146	387
	Bombay Burmah Trading Co.	18,422	385
	Firstsource Solutions Ltd.	155,986	384
	Vedant Fashions Ltd.	31,767	384
	Jindal Saw Ltd.	61,019	383
	Asahi India Glass Ltd.	60,078	379
	Craftsman Automation Ltd.	7,135	376
*	Adani Wilmar Ltd.	86,901	373
	Balrampur Chini Mills Ltd.	77,901	371
	Rajesh Exports Ltd.	83,961	369
	Hitachi Energy India Ltd.	5,131	366
*,2	Tejas Networks Ltd.	38,575	364
	Usha Martin Ltd.	81,401	364
	JK Lakshmi Cement Ltd.	32,258	363
	Rainbow Children's Medicare Ltd.	24,769	363
	Relaxo Footwears Ltd.	34,486	357
	PTC India Ltd.	121,115	350
	South Indian Bank Ltd.	829,833	348
[2]	New India Assurance Co. Ltd.	118,334	347
*	Triveni Turbine Ltd.	75,940	344
	DCM Shriram Ltd.	26,845	336
*	Medplus Health Services Ltd.	38,784	336
	Happiest Minds Technologies Ltd.	31,684	334
	VIP Industries Ltd.	51,550	334
	PNC Infratech Ltd.	59,998	330
	CIE Automotive India Ltd.	56,317	329
	Rhi Magnesita India Ltd.	37,741	329
	Welspun India Ltd.	165,376	327
	EPL Ltd.	133,127	324
	Safari Industries India Ltd.	13,246	323
	Aegis Logistics Ltd.	70,516	321
	CCL Products India Ltd.	39,319	318

		Shares	Market Value ($000)
	Data Patterns India Ltd.	13,722	315
	GMM Pfaudler Ltd.	16,739	313
	Edelweiss Financial Services Ltd.	370,357	312
	Vardhman Textiles Ltd.	60,171	310
*	Tata Teleservices Maharashtra Ltd.	277,414	309
	Gujarat Pipavav Port Ltd.	144,949	308
*	Indiabulls Real Estate Ltd.	261,087	308
	Jubilant Pharmova Ltd.	44,430	306
*	Nazara Technologies Ltd.	28,380	304
*	IFCI Ltd.	409,822	302
	Karnataka Bank Ltd.	98,208	301
	JM Financial Ltd.	223,256	301
	ION Exchange India Ltd.	48,802	300
	Clean Science & Technology Ltd.	16,468	296
	Sumitomo Chemical India Ltd.	58,716	293
	Vinati Organics Ltd.	14,035	293
	Alembic Pharmaceuticals Ltd.	25,190	292
	Whirlpool of India Ltd.	17,831	289
	Bajaj Electricals Ltd.	22,908	289
*	Sheela Foam Ltd.	20,446	289
	Infibeam Avenues Ltd. (XNSE)	678,952	287
	Rain Industries Ltd.	136,140	285
	V-Guard Industries Ltd.	80,619	284
	IDBI Bank Ltd.	271,860	284
*	Restaurant Brands Asia Ltd.	195,986	280
	HEG Ltd.	12,885	273
*	Alok Industries Ltd.	698,351	273
	DCB Bank Ltd.	163,334	272
[2]	General Insurance Corp. of India	59,413	269
*	Sapphire Foods India Ltd.	15,387	269
	Procter & Gamble Health Ltd.	4,346	268
[2]	Metropolis Healthcare Ltd.	13,609	268
	Mahindra Lifespace Developers Ltd.	39,289	265
	Century Plyboards India Ltd.	27,829	263
	KNR Constructions Ltd.	76,589	255
	Cera Sanitaryware Ltd.	2,571	255
*	MTAR Technologies Ltd.	10,067	255
	Care Ratings Ltd.	20,479	254
	NOCIL Ltd.	76,124	247
	Graphite India Ltd.	36,497	240
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	239
	Nexus Select Trust	155,638	239
	Rallis India Ltd.	74,494	237
	Zydus Wellness Ltd.	12,043	234
*	Brightcom Group Ltd.	961,390	234
	Tamilnad Mercantile Bank Ltd.	38,422	234
	Gateway Distriparks Ltd.	168,614	229
	Blue Dart Express Ltd.	2,868	225
	AstraZeneca Pharma India Ltd.	2,814	224
	Birla Corp. Ltd.	12,063	223
*	Shree Renuka Sugars Ltd.	381,665	221
	Route Mobile Ltd.	11,442	220
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	208
*	Nuvoco Vistas Corp. Ltd.	47,490	206
	Fine Organic Industries Ltd.	3,619	206
*	Chemplast Sanmar Ltd.	32,661	194
	Balaji Amines Ltd.	6,454	190
	Akzo Nobel India Ltd.	5,907	186

		Shares	Market Value ($000)
	JK Paper Ltd.	35,100	184
	Avanti Feeds Ltd.	29,194	183
*	Wockhardt Ltd.	32,831	182
*	Just Dial Ltd.	18,160	181
	Orient Electric Ltd.	70,738	178
[2]	IRB InvIT Fund	210,617	177
	Jubilant Ingrevia Ltd.	33,633	177
	Allcargo Logistics Ltd.	177,663	174
	Tata Investment Corp. Ltd.	2,560	174
	BASF India Ltd.	4,679	171
	Sterlite Technologies Ltd.	98,550	170
[2]	Godrej Agrovet Ltd.	25,053	168
	Garware Technical Fibres Ltd.	4,018	168
	Jyothy Labs Ltd.	26,398	164
	Alkyl Amines Chemicals Ltd.	5,678	163
	Galaxy Surfactants Ltd.	4,894	163
	KRBL Ltd.	37,104	161
*,2	Quess Corp. Ltd.	26,211	159
	NLC India Ltd.	50,917	159
*	Borosil Renewables Ltd.	20,853	158
	BEML Ltd.	3,743	158
	Vaibhav Global Ltd.	25,010	149
	Saregama India Ltd.	35,469	149
*	Sun Pharma Advanced Research Co. Ltd.	32,065	148
*	V-Mart Retail Ltd.	5,403	142
*	TV18 Broadcast Ltd.	188,630	142
*	TeamLease Services Ltd.	4,054	140
	TTK Prestige Ltd.	14,490	137
*	Campus Activewear Ltd.	41,160	137
	Electrosteel Castings Ltd.	63,449	134
	PCBL Ltd.	33,645	129
	HBL Power Systems Ltd.	19,843	129
	Bajaj Consumer Care Ltd.	47,271	125
[2]	Dilip Buildcon Ltd.	24,359	117
	JK Tyre & Industries Ltd.	17,123	109
	Kaveri Seed Co. Ltd.	11,057	96
	Maharashtra Seamless Ltd.	7,227	92
	CMS Info Systems Ltd.	19,498	90
	Vakrangee Ltd.	236,119	86
	Polyplex Corp. Ltd.	6,575	80
	Symphony Ltd.	6,976	79
	Elecon Engineering Co. Ltd.	5,977	79
*	Dhani Services Ltd.	139,298	64
*	Inox Wind Ltd.	11,003	63
	NIIT Ltd.	40,043	60
	Arvind Ltd.	12,620	48
*	Kaynes Technology India Ltd.	1,330	46
*	Chalet Hotels Ltd.	4,447	42
	Anand Rathi Wealth Ltd.	853	31
	Neuland Laboratories Ltd.	382	30
	Syrma SGS Technology Ltd.	3,642	26
	Orient Cement Ltd.	7,207	25
	KSB Ltd.	553	24
	Newgen Software Technologies Ltd.	1,903	19
	Supreme Petrochem Ltd.	1,673	12
			930,216
Indonesia (0.2%)
	Bank Central Asia Tbk PT	31,723,520	19,194

		Shares	Market Value ($000)
	Bank Rakyat Indonesia Persero Tbk PT	40,467,042	14,578
	Bank Mandiri Persero Tbk PT	25,341,564	10,669
	Telkom Indonesia Persero Tbk PT	27,101,340	6,798
	Astra International Tbk PT	11,116,530	3,602
	Bank Negara Indonesia Persero Tbk PT	8,258,660	3,005
*	GoTo Gojek Tokopedia Tbk PT	413,262,600	2,293
	Sumber Alfaria Trijaya Tbk PT	10,824,700	1,817
*	Amman Mineral Internasional PT	3,546,800	1,692
*	Merdeka Copper Gold Tbk PT	7,949,900	1,359
	United Tractors Tbk PT	853,760	1,240
	Charoen Pokphand Indonesia Tbk PT	4,090,700	1,161
	Adaro Energy Indonesia Tbk PT	6,972,400	1,057
	Indofood Sukses Makmur Tbk PT	2,391,500	966
	Kalbe Farma Tbk PT	9,858,400	943
	Indofood CBP Sukses Makmur Tbk PT	1,249,200	931
	Barito Pacific Tbk PT	13,857,332	930
	Semen Indonesia Persero Tbk PT	2,056,694	808
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	729
*	Bumi Resources Minerals Tbk PT	66,721,482	655
	Unilever Indonesia Tbk PT	3,116,800	612
	Sarana Menara Nusantara Tbk PT	10,600,800	596
*	Bumi Resources Tbk PT	93,363,165	537
	Indosat Tbk PT	875,400	531
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	504
	Indocement Tunggal Prakarsa Tbk PT	871,700	498
	Mitra Adiperkasa Tbk PT	3,978,800	493
	Tower Bersama Infrastructure Tbk PT	3,985,259	493
	Dayamitra Telekomunikasi PT	11,275,900	486
	Aneka Tambang Tbk	4,856,300	476
	AKR Corporindo Tbk PT	4,222,200	433
	Elang Mahkota Teknologi Tbk PT	14,286,300	419
*	Bukalapak.com PT Tbk	33,476,000	406
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	396
	Ciputra Development Tbk PT	4,964,830	394
	Pakuwon Jati Tbk PT	14,553,500	387
	Medco Energi Internasional Tbk PT	4,933,581	380
	Indo Tambangraya Megah Tbk PT	221,200	379
*	Bumi Serpong Damai Tbk PT	5,776,200	379
	Jasa Marga Persero Tbk PT	1,144,417	362
	XL Axiata Tbk PT	2,360,946	347
	Avia Avian Tbk PT	9,290,900	341
	Bukit Asam Tbk PT	1,937,900	321
	BFI Finance Indonesia Tbk PT	4,032,300	310
	Gudang Garam Tbk PT	237,600	296
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	291
	Summarecon Agung Tbk PT	8,115,166	288
*	Smartfren Telecom Tbk PT	87,088,100	276
	Bank Tabungan Negara Persero Tbk PT	3,224,980	267
	Vale Indonesia Tbk PT	1,071,800	263
*	Bank Bukopin Tbk PT (XIDX)	52,916,014	258
	Mayora Indah Tbk PT	1,663,000	247
	Map Aktif Adiperkasa PT	4,000,400	246
	Trimegah Bangun Persada Tbk	4,237,600	243
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	240
	Japfa Comfeed Indonesia Tbk PT	3,336,200	224
	Ace Hardware Indonesia Tbk PT	3,765,500	203
	LEG Immobilien SE	1,378,981	203
	Bank BTPN Syariah Tbk PT	1,919,700	193

		Shares	Market Value ($000)
*	Bank Pan Indonesia Tbk PT	2,092,200	146
	Surya Esa Perkasa Tbk PT	4,592,500	143
*	Global Mediacom Tbk PT	8,690,900	141
	Media Nusantara Citra Tbk PT	6,116,100	139
	Matahari Department Store Tbk PT	1,013,000	135
*,3	Waskita Karya Persero Tbk PT	9,251,808	118
*	Panin Financial Tbk PT	7,071,800	116
	Surya Citra Media Tbk PT	11,298,100	110
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	100
*	Lippo Karawaci Tbk PT	19,524,292	99
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	90
*	Bank Neo Commerce Tbk PT	4,158,400	86
*	MNC Digital Entertainment Tbk PT	448,694	85
	Astra Agro Lestari Tbk PT	170,855	75
*	Alam Sutera Realty Tbk PT	6,013,500	62
	Timah Tbk PT	1,216,300	44
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	39
	Ramayana Lestari Sentosa Tbk PT	1,190,900	37
	Bank Danamon Indonesia Tbk PT	189,500	34
*	Bank Raya Indonesia Tbk PT	1,853,845	34
*	Adhi Karya Persero Tbk PT	1,735,753	31
*,3	Wijaya Karya Persero Tbk PT	1,149,145	17
*	PP Persero Tbk PT	479,900	13
			90,539
Ireland (0.1%)
	Kerry Group plc Class A	89,336	7,963
	Kingspan Group plc	87,956	7,143
	Bank of Ireland Group plc	610,266	5,612
	AIB Group plc	795,881	3,496
	Glanbia plc (XDUB)	95,241	1,706
	Dalata Hotel Group plc	120,798	627
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			26,547
Israel (0.2%)
*	Nice Ltd.	37,557	7,792
*	Teva Pharmaceutical Industries Ltd.	644,057	7,741
	Bank Leumi Le-Israel BM	860,785	6,538
	Bank Hapoalim BM	747,644	6,361
	Israel Discount Bank Ltd. Class A	713,082	3,459
	Mizrahi Tefahot Bank Ltd.	77,660	2,890
	Elbit Systems Ltd.	13,522	2,789
*	Nova Ltd.	15,819	2,253
	ICL Group Ltd.	454,995	2,069
*	Tower Semiconductor Ltd.	63,761	1,818
	First International Bank of Israel Ltd.	39,929	1,601
	Azrieli Group Ltd.	22,234	1,498
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,485
*	Camtek Ltd.	15,667	1,214
*	Enlight Renewable Energy Ltd.	64,635	1,167
	Amot Investments Ltd.	213,947	1,112
	Melisron Ltd.	12,802	939
	Mivne Real Estate KD Ltd.	339,594	919
	Phoenix Holdings Ltd.	88,122	896
*	Big Shopping Centers Ltd.	8,723	887
*	Shufersal Ltd.	148,318	796
*	Perion Network Ltd.	25,241	749
*	Airport City Ltd.	37,952	633

		Shares	Market Value ($000)
	Alony Hetz Properties & Investments Ltd.	82,522	625
*	Clal Insurance Enterprises Holdings Ltd.	36,645	570
	Delek Group Ltd.	4,481	555
*	Strauss Group Ltd.	27,341	531
	Shapir Engineering and Industry Ltd.	91,917	518
	Energix-Renewable Energies Ltd.	140,935	514
*	Harel Insurance Investments & Financial Services Ltd.	57,896	480
	Fox Wizel Ltd.	6,628	470
*	Israel Corp. Ltd.	2,043	468
*	Shikun & Binui Ltd.	177,799	464
	Sapiens International Corp. NV	16,420	459
	REIT 1 Ltd.	101,213	452
	Oil Refineries Ltd.	1,298,336	448
	Kenon Holdings Ltd.	16,357	404
	Paz Oil Co. Ltd.	4,895	402
	FIBI Holdings Ltd.	9,088	386
*	Fattal Holdings 1998 Ltd.	3,383	384
	Hilan Ltd.	6,811	379
*	Equital Ltd.	12,512	356
	Formula Systems 1985 Ltd.	5,169	346
	Electra Ltd.	897	342
*	OPC Energy Ltd.	47,279	335
*	Partner Communications Co. Ltd.	72,295	334
	Isracard Ltd.	92,515	332
	Matrix IT Ltd.	17,238	325
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	320
	Ashtrom Group Ltd.	20,230	304
	Migdal Insurance & Financial Holdings Ltd.	263,851	292
	Summit Real Estate Holdings Ltd.	20,728	274
	Sella Capital Real Estate Ltd.	112,637	254
	Menora Mivtachim Holdings Ltd.	9,950	250
	Maytronics Ltd.	22,147	243
	One Software Technologies Ltd.	19,326	243
	Delta Galil Ltd.	5,243	242
	Mega Or Holdings Ltd.	10,570	242
	Danel Adir Yeoshua Ltd.	2,713	235
*	Cellcom Israel Ltd.	51,535	211
	Israel Canada T.R Ltd.	61,969	209
	Delek Automotive Systems Ltd.	28,813	172
	AudioCodes Ltd.	13,457	153
*	G City Ltd.	45,132	144
*	AFI Properties Ltd.	3,182	140
	Elco Ltd.	4,366	135
*	Ashdod Refinery Ltd.	4,895	113
	Gav-Yam Lands Corp. Ltd.	13,562	110
*	Kamada Ltd.	16,638	94
	IDI Insurance Co. Ltd.	2,463	74
*	Gilat Satellite Networks Ltd.	9,237	58
	Naphtha Israel Petroleum Corp. Ltd.	8,111	41
			73,038
Italy (0.7%)
	Enel SpA	4,459,970	30,432
	UniCredit SpA	993,793	29,110
	Intesa Sanpaolo SpA	8,888,983	27,390
	Stellantis NV	1,220,597	26,886
	Ferrari NV	67,930	23,690
	Eni SpA	1,230,660	19,618
	Assicurazioni Generali SpA	709,232	15,821

		Shares	Market Value ($000)
	Moncler SpA	119,270	7,337
	Prysmian SpA	159,560	7,022
	Terna - Rete Elettrica Nazionale	828,436	6,985
	Snam SpA	1,284,269	6,272
	FinecoBank Banca Fineco SpA	359,626	5,185
	Mediobanca Banca di Credito Finanziario SpA	380,371	5,038
	Banco BPM SpA	787,899	4,251
	Leonardo SpA	230,486	4,023
*,2	Nexi SpA	471,932	3,620
	Davide Campari-Milano NV	299,687	3,036
	Recordati Industria Chimica e Farmaceutica SpA	54,929	3,032
	Tenaris SA	187,395	2,960
[2]	Poste Italiane SpA	259,772	2,817
[2]	Infrastrutture Wireless Italiane SpA	207,133	2,505
	Amplifon SpA	73,578	2,402
	Interpump Group SpA	45,602	2,254
	BPER Banca	618,121	2,229
	Brunello Cucinelli SpA	20,285	2,011
	Reply SpA	14,467	1,984
*,1	Telecom Italia SpA (MTAA)	6,279,446	1,891
	A2A SpA	899,938	1,784
	Azimut Holding SpA	59,029	1,646
	Buzzi SpA	48,067	1,634
	Banca Popolare di Sondrio SpA	203,897	1,549
	Italgas SpA	265,764	1,515
	Hera SpA	429,690	1,514
[2]	Pirelli & C SpA	275,708	1,494
	Tenaris SA ADR	45,891	1,460
*	Banca Monte dei Paschi di Siena SpA	412,251	1,447
	Banca Mediolanum SpA	137,953	1,412
	Unipol Gruppo SpA	221,791	1,377
	De' Longhi SpA	38,782	1,256
*	Iveco Group NV	114,795	1,225
	Banca Generali SpA	31,446	1,199
	Brembo SpA	92,593	1,140
	DiaSorin SpA	12,064	1,109
[2]	BFF Bank SpA	95,638	1,034
	ERG SpA	32,477	952
*	Saipem SpA	612,686	879
	Iren SpA	407,360	855
[2]	Technogym SpA	75,176	744
[2]	Carel Industries SpA	27,743	672
	SOL SpA	21,228	611
	Sesa SpA	4,305	584
[2]	Enav SpA	156,225	578
	Saras SpA	340,148	576
	UnipolSai Assicurazioni SpA	186,630	494
	Salvatore Ferragamo SpA	38,396	490
[2]	Anima Holding SpA	108,107	488
	Tamburi Investment Partners SpA	48,617	475
*	Lottomatica Group SpA	39,334	456
	Maire Tecnimont SpA	87,046	452
	Sanlorenzo SpA	8,234	393
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	385
	Ariston Holding NV	56,751	372
	ACEA SpA	22,675	358
[2]	RAI Way SpA	60,677	332
	Salcef Group SpA	12,297	313

		Shares	Market Value ($000)
	Gruppo MutuiOnline SpA	8,773	303
	Piaggio & C SpA	90,492	301
	MFE-MediaForEurope NV Class A	117,220	299
	Credito Emiliano SpA	32,496	295
	Webuild SpA (MTAA)	139,245	293
*,2	GVS SpA	37,723	241
	Banca IFIS SpA	13,418	232
	El.En. SpA	23,497	232
	Cementir Holding NV	19,613	210
	Zignago Vetro SpA	13,478	197
	Arnoldo Mondadori Editore SpA	74,965	192
	MARR SpA	13,886	169
*	Tod's SpA	4,506	165
	Tinexta SpA	7,571	160
*,1	Fincantieri SpA	278,463	147
	Italmobiliare SpA	4,572	136
*,1	Juventus Football Club SpA	54,556	132
	Alerion Cleanpower SpA	3,159	87
	Biesse SpA	6,496	85
	MFE-MediaForEurope NV Class B	20,801	75
	Datalogic SpA	8,753	57
[2]	doValue SpA	18,921	50
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	31
			289,144
Japan (6.3%)
	Toyota Motor Corp.	6,855,240	136,884
	Sony Group Corp.	707,600	69,393
	Mitsubishi UFJ Financial Group Inc.	6,664,660	62,425
	Keyence Corp.	112,932	50,526
	Tokyo Electron Ltd.	252,100	46,783
	Shin-Etsu Chemical Co. Ltd.	1,095,480	43,120
	Hitachi Ltd.	508,452	39,939
	Sumitomo Mitsui Financial Group Inc.	733,048	38,128
	ITOCHU Corp.	762,928	34,625
	Mitsui & Co. Ltd.	848,300	34,405
	Mitsubishi Corp.	1,941,500	33,462
	Nintendo Co. Ltd.	596,360	33,319
	Recruit Holdings Co. Ltd.	832,027	32,864
	Daiichi Sankyo Co. Ltd.	1,079,100	32,307
	Honda Motor Co. Ltd.	2,784,323	31,123
	KDDI Corp.	890,100	29,494
	Tokio Marine Holdings Inc.	1,062,456	28,014
	Mizuho Financial Group Inc.	1,452,610	26,382
	Takeda Pharmaceutical Co. Ltd.	874,839	25,712
	Hoya Corp.	196,151	24,917
	Daikin Industries Ltd.	152,463	24,429
	SoftBank Group Corp.	554,140	23,923
	Fast Retailing Co. Ltd.	88,500	23,627
	Softbank Corp.	1,564,633	20,787
	Nippon Telegraph & Telephone Corp.	16,286,900	20,452
	Oriental Land Co. Ltd.	540,600	20,078
	Murata Manufacturing Co. Ltd.	975,322	19,694
	Denso Corp.	1,182,400	18,573
	SMC Corp.	32,100	17,868
	Japan Tobacco Inc.	676,982	17,843
	Seven & i Holdings Co. Ltd.	443,100	17,500
	Advantest Corp.	423,656	16,861
	Mitsubishi Electric Corp.	1,121,840	16,648

		Shares	Market Value ($000)
	FANUC Corp.	553,455	15,310
	Marubeni Corp.	887,228	15,133
	Komatsu Ltd.	527,950	15,020
	Canon Inc.	541,600	14,920
	Sumitomo Corp.	629,500	14,477
	Fujitsu Ltd.	103,740	14,359
	Bridgestone Corp.	321,704	13,940
	Terumo Corp.	408,128	13,816
*	Renesas Electronics Corp.	831,423	13,642
	Chugai Pharmaceutical Co. Ltd.	371,500	13,363
	Central Japan Railway Co.	526,895	13,168
	ORIX Corp.	674,560	13,025
	FUJIFILM Holdings Corp.	204,300	12,950
	Mitsui Fudosan Co. Ltd.	513,100	12,881
	Disco Corp.	47,700	12,871
	Ajinomoto Co. Inc.	294,800	12,106
	East Japan Railway Co.	210,205	12,022
	Astellas Pharma Inc.	1,025,300	11,937
	Dai-ichi Life Holdings Inc.	538,600	11,813
	Suzuki Motor Corp.	262,871	11,808
	Panasonic Holdings Corp.	1,225,659	11,544
	Daiwa House Industry Co. Ltd.	370,600	11,460
	Lasertec Corp.	43,900	11,433
	Nippon Steel Corp.	466,458	11,225
	Nidec Corp.	299,096	11,155
	Mitsubishi Heavy Industries Ltd.	165,287	11,025
	Otsuka Holdings Co. Ltd.	274,400	10,786
	Japan Post Holdings Co. Ltd.	1,125,452	10,774
	MS&AD Insurance Group Holdings Inc.	259,356	10,710
	TDK Corp.	209,760	10,437
	Asahi Group Holdings Ltd.	277,552	10,316
	Kao Corp.	260,648	10,313
	Olympus Corp.	694,300	10,278
	Kyocera Corp.	681,200	9,973
	NEC Corp.	150,400	9,828
	Aeon Co. Ltd.	408,100	9,752
	Nomura Holdings Inc.	1,754,400	9,449
	Nippon Yusen KK	271,700	9,363
	Kubota Corp.	614,600	9,303
	Sompo Holdings Inc.	177,175	9,187
	Mitsubishi Estate Co. Ltd.	639,591	8,862
	Japan Post Bank Co. Ltd.	822,036	8,549
	Toyota Tsusho Corp.	128,700	8,434
	Sumitomo Mitsui Trust Holdings Inc.	407,492	8,351
	Secom Co. Ltd.	111,987	8,128
	Toyota Industries Corp.	93,400	7,900
	Unicharm Corp.	223,600	7,694
	Bandai Namco Holdings Inc.	342,300	7,412
	Shionogi & Co. Ltd.	153,300	7,358
[1]	Sekisui House Ltd.	325,100	7,339
	Nomura Research Institute Ltd.	239,669	7,330
	Inpex Corp.	538,600	7,321
	Sumitomo Realty & Development Co. Ltd.	227,946	7,169
	Eisai Co. Ltd.	151,100	7,115
	Subaru Corp.	353,500	7,052
	Nitto Denko Corp.	83,400	6,919
	Japan Exchange Group Inc.	309,900	6,859
	Mitsui OSK Lines Ltd.	189,317	6,800

		Shares	Market Value ($000)
	Resona Holdings Inc.	1,222,289	6,747
	Kikkoman Corp.	107,450	6,611
	ENEOS Holdings Inc.	1,584,307	6,398
	Shiseido Co. Ltd.	226,800	6,322
	Shimano Inc.	43,200	6,202
	Kirin Holdings Co. Ltd.	431,400	6,201
	Daiwa Securities Group Inc.	853,400	6,116
	Sysmex Corp.	111,134	6,020
	Sumitomo Electric Industries Ltd.	447,100	5,943
[1]	Kawasaki Kisen Kaisha Ltd.	121,297	5,910
	Obic Co. Ltd.	38,100	5,853
	Yaskawa Electric Corp.	155,263	5,851
	West Japan Railway Co.	140,132	5,836
	Kansai Electric Power Co. Inc.	415,800	5,672
	Nitori Holdings Co. Ltd.	42,600	5,576
	JFE Holdings Inc.	330,900	5,225
	Tokyo Gas Co. Ltd.	226,400	5,201
	Asahi Kasei Corp.	678,500	5,145
	Chubu Electric Power Co. Inc.	395,670	5,133
	NTT Data Group Corp.	353,500	5,092
	Pan Pacific International Holdings Corp.	235,500	5,091
	MINEBEA MITSUMI Inc.	244,084	5,045
*	Tokyo Electric Power Co. Holdings Inc.	919,200	4,894
	Osaka Gas Co. Ltd.	229,300	4,828
	Nippon Paint Holdings Co. Ltd.	608,453	4,792
	Yamaha Motor Co. Ltd.	502,500	4,749
	Omron Corp.	105,600	4,748
	SCREEN Holdings Co. Ltd.	47,800	4,687
	LY Corp.	1,477,800	4,597
	Mitsubishi Chemical Group Corp.	761,684	4,593
	Ono Pharmaceutical Co. Ltd.	253,300	4,566
	Nissan Motor Co. Ltd.	1,157,201	4,543
	T&D Holdings Inc.	274,000	4,537
	Toray Industries Inc.	896,500	4,479
	Kajima Corp.	239,100	4,267
	Shimadzu Corp.	152,000	4,203
	Daito Trust Construction Co. Ltd.	36,552	4,158
	TOPPAN Holdings Inc.	148,300	4,088
	M3 Inc.	256,438	4,047
	Dai Nippon Printing Co. Ltd.	139,600	4,040
	Mazda Motor Corp.	325,500	3,946
	MatsukiyoCocokara & Co.	216,440	3,934
	Obayashi Corp.	421,300	3,900
	Isuzu Motors Ltd.	285,520	3,896
	Tokyu Corp.	331,900	3,895
	Capcom Co. Ltd.	99,400	3,791
	AGC Inc.	99,800	3,753
	Makita Corp.	138,500	3,728
	Trend Micro Inc.	64,600	3,696
	Nexon Co. Ltd.	231,624	3,696
	Taisei Corp.	100,699	3,671
	Sumitomo Metal Mining Co. Ltd.	132,600	3,665
	Nissin Foods Holdings Co. Ltd.	113,100	3,659
	Hankyu Hanshin Holdings Inc.	119,500	3,656
	Aisin Corp.	95,500	3,565
	Fuji Electric Co. Ltd.	70,577	3,534
	MEIJI Holdings Co. Ltd.	145,068	3,508
	Keisei Electric Railway Co. Ltd.	77,300	3,498

	Shares	Market Value ($000)
Idemitsu Kosan Co. Ltd.	626,070	3,477
Nippon Building Fund Inc.	859	3,476
Yamato Holdings Co. Ltd.	199,600	3,450
Rakuten Group Inc.	776,400	3,411
SBI Holdings Inc.	138,140	3,393
Sojitz Corp.	140,859	3,324
Konami Group Corp.	53,100	3,266
Rohm Co. Ltd.	188,400	3,252
Ebara Corp.	51,300	3,213
Yakult Honsha Co. Ltd.	144,576	3,158
Kintetsu Group Holdings Co. Ltd.	101,800	3,141
Tobu Railway Co. Ltd.	118,300	3,133
Daifuku Co. Ltd.	158,100	3,118
Mitsubishi HC Capital Inc. (XTKS)	435,850	3,090
Dentsu Group Inc.	116,349	3,088
SG Holdings Co. Ltd.	236,600	3,064
Ibiden Co. Ltd.	60,200	3,029
Nissan Chemical Corp.	75,500	3,011
Sekisui Chemical Co. Ltd.	207,500	2,963
Mitsui Chemicals Inc.	99,700	2,934
TIS Inc.	131,900	2,934
Concordia Financial Group Ltd.	611,779	2,915
Asics Corp.	95,900	2,914
Hamamatsu Photonics KK	73,200	2,892
Japan Real Estate Investment Corp.	739	2,833
SUMCO Corp.	186,326	2,825
Niterra Co. Ltd.	104,700	2,819
Nomura Real Estate Master Fund Inc.	2,576	2,819
Kyoto Financial Group Inc.	164,000	2,726
JSR Corp.	99,500	2,714
MISUMI Group Inc.	158,200	2,712
Odakyu Electric Railway Co. Ltd.	175,400	2,680
Toyo Suisan Kaisha Ltd.	51,200	2,666
Zensho Holdings Co. Ltd.	53,800	2,635
Yokogawa Electric Corp.	133,900	2,631
Kobe Steel Ltd.	186,800	2,579
Nippon Sanso Holdings Corp.	101,300	2,567
Japan Metropolitan Fund Investment	3,762	2,554
Nippon Prologis REIT Inc.	1,433	2,550
Chiba Bank Ltd.	335,900	2,489
Ricoh Co. Ltd.	316,200	2,485
Shizuoka Financial Group Inc.	263,100	2,405
KDX Realty Investment Corp.	2,214	2,402
Hulic Co. Ltd.	217,271	2,399
Azbil Corp.	72,800	2,353
Sumitomo Forestry Co. Ltd.	79,700	2,343
Otsuka Corp.	55,000	2,314
Kurita Water Industries Ltd.	63,100	2,304
Socionext Inc.	100,200	2,296
Hoshizaki Corp.	62,764	2,283
GLP J-Reit	2,544	2,271
Suntory Beverage & Food Ltd.	68,900	2,248
Isetan Mitsukoshi Holdings Ltd.	192,200	2,247
Brother Industries Ltd.	133,600	2,238
Rohto Pharmaceutical Co. Ltd.	109,000	2,230
TOTO Ltd.	81,900	2,217
NIPPON EXPRESS HOLDINGS Inc.	37,200	2,214
Tokyu Fudosan Holdings Corp.	329,986	2,207

		Shares	Market Value ($000)
	Mitsubishi Gas Chemical Co. Inc.	134,800	2,201
	Kyowa Kirin Co. Ltd.	139,400	2,196
	Fukuoka Financial Group Inc.	88,864	2,184
	Asahi Intecc Co. Ltd.	113,800	2,162
	McDonald's Holdings Co. Japan Ltd.	48,400	2,155
	Yamaha Corp.	97,200	2,137
	USS Co. Ltd.	111,900	2,116
	Hikari Tsushin Inc.	12,100	2,108
	Ryohin Keikaku Co. Ltd.	134,470	2,091
	Seiko Epson Corp.	142,100	2,074
	Toho Co. Ltd.	62,800	2,046
	Skylark Holdings Co. Ltd.	124,647	2,034
	Daiwa House REIT Investment Corp.	1,142	2,018
	Kobe Bussan Co. Ltd.	78,800	2,014
	Tosoh Corp.	154,790	1,996
	Hirose Electric Co. Ltd.	17,121	1,992
	Nisshin Seifun Group Inc.	142,620	1,989
	Resonac Holdings Corp.	99,488	1,984
[1]	Aozora Bank Ltd.	89,490	1,967
	Japan Post Insurance Co. Ltd.	103,278	1,934
*	Kyushu Electric Power Co. Inc.	257,800	1,931
*	ANA Holdings Inc.	87,230	1,928
	NH Foods Ltd.	56,300	1,928
	Shimizu Corp.	286,200	1,916
	Kuraray Co. Ltd.	182,500	1,915
	Amada Co. Ltd.	177,400	1,914
	Sumitomo Chemical Co. Ltd.	810,192	1,908
	Koito Manufacturing Co. Ltd.	124,500	1,906
	Oji Holdings Corp.	480,900	1,880
	Lixil Corp.	140,400	1,876
	Keio Corp.	63,900	1,870
	Yokohama Rubber Co. Ltd.	78,800	1,865
	Cosmo Energy Holdings Co. Ltd.	44,852	1,863
	Kyushu Railway Co.	84,424	1,856
	Santen Pharmaceutical Co. Ltd.	181,800	1,837
	Kawasaki Heavy Industries Ltd.	80,600	1,825
	Tohoku Electric Power Co. Inc.	269,000	1,796
	Orix JREIT Inc.	1,539	1,780
	Nikon Corp.	173,800	1,774
	NGK Insulators Ltd.	141,000	1,761
	BayCurrent Consulting Inc.	75,570	1,757
	Horiba Ltd.	21,700	1,741
	Sapporo Holdings Ltd.	37,500	1,734
	Hitachi Construction Machinery Co. Ltd.	60,800	1,725
	Sumitomo Heavy Industries Ltd.	66,300	1,720
	Haseko Corp.	132,200	1,719
	Credit Saison Co. Ltd.	92,400	1,715
	Kinden Corp.	101,900	1,698
	Kansai Paint Co. Ltd.	101,400	1,695
	Seibu Holdings Inc.	119,588	1,690
	NOF Corp.	37,100	1,676
	Mebuki Financial Group Inc.	556,150	1,665
	Square Enix Holdings Co. Ltd.	42,500	1,661
	Taiyo Yuden Co. Ltd.	68,700	1,659
	Sanwa Holdings Corp.	108,100	1,652
	Tokyo Tatemono Co. Ltd.	107,100	1,651
	NSK Ltd.	300,300	1,637
[1]	Advance Residence Investment Corp.	740	1,630

	Shares	Market Value ($000)
United Urban Investment Corp.	1,604	1,624
Marui Group Co. Ltd.	97,800	1,617
Nomura Real Estate Holdings Inc.	58,600	1,604
CyberAgent Inc.	247,168	1,595
Tsuruha Holdings Inc.	20,100	1,591
Nagoya Railroad Co. Ltd.	102,500	1,580
Yamazaki Baking Co. Ltd.	66,500	1,577
Inaba Denki Sangyo Co. Ltd.	65,800	1,572
Japan Airlines Co. Ltd.	81,345	1,563
DIC Corp.	80,300	1,516
Stanley Electric Co. Ltd.	79,100	1,511
Japan Airport Terminal Co. Ltd.	38,000	1,509
Invincible Investment Corp.	3,665	1,507
Lawson Inc.	26,300	1,505
Persol Holdings Co. Ltd.	946,000	1,504
Electric Power Development Co. Ltd.	89,100	1,497
Japan Hotel REIT Investment Corp.	2,909	1,495
Kobayashi Pharmaceutical Co. Ltd.	33,100	1,494
Tokyo Century Corp.	134,480	1,494
Oracle Corp. Japan	18,700	1,474
Alfresa Holdings Corp.	89,400	1,466
GMO Payment Gateway Inc.	24,006	1,448
Macnica Holdings Inc.	27,200	1,439
Daicel Corp.	144,400	1,415
IHI Corp.	73,600	1,408
JGC Holdings Corp.	119,700	1,402
Sankyo Co. Ltd.	22,900	1,401
Kyushu Financial Group Inc.	219,970	1,400
Hisamitsu Pharmaceutical Co. Inc.	48,800	1,391
Tokyo Ohka Kogyo Co. Ltd.	60,600	1,384
SCSK Corp.	70,400	1,382
Tokyo Seimitsu Co. Ltd.	21,200	1,373
Goldwin Inc.	20,300	1,366
Ulvac Inc.	27,800	1,361
Shimamura Co. Ltd.	12,300	1,349
Sanrio Co. Ltd.	32,292	1,348
Hachijuni Bank Ltd.	246,900	1,346
COMSYS Holdings Corp.	61,498	1,346
Air Water Inc.	101,800	1,345
TechnoPro Holdings Inc.	58,100	1,339
THK Co. Ltd.	68,900	1,325
Shinko Electric Industries Co. Ltd.	35,800	1,324
Rinnai Corp.	58,400	1,323
ZOZO Inc.	60,400	1,323
Medipal Holdings Corp.	82,600	1,318
Keihan Holdings Co. Ltd.	53,900	1,315
INFRONEER Holdings Inc.	125,752	1,315
Nichirei Corp.	54,300	1,311
J Front Retailing Co. Ltd.	141,600	1,311
Takara Holdings Inc.	154,200	1,305
Fujikura Ltd.	157,900	1,298
Taiheiyo Cement Corp.	62,600	1,288
Exedy Corp.	67,000	1,285
Lion Corp.	141,800	1,264
Nankai Electric Railway Co. Ltd.	64,600	1,260
Kose Corp.	18,800	1,230
Iwatani Corp.	27,400	1,224
Sega Sammy Holdings Inc.	83,200	1,224

		Shares	Market Value ($000)
	Open House Group Co. Ltd.	39,000	1,220
	Suzuken Co. Ltd.	39,260	1,219
	Chugoku Electric Power Co. Inc.	171,300	1,218
	Keikyu Corp.	139,500	1,218
	Nihon Kohden Corp.	39,700	1,210
	Sumitomo Rubber Industries Ltd.	104,472	1,210
	Japan Prime Realty Investment Corp.	504	1,207
	MonotaRO Co. Ltd.	127,944	1,205
	Sawai Group Holdings Co. Ltd.	31,800	1,204
	Mitsubishi Materials Corp.	64,934	1,189
	Nabtesco Corp.	61,500	1,182
	Sekisui House REIT Inc.	2,213	1,177
	Nifco Inc.	45,202	1,173
	Food & Life Cos. Ltd.	58,500	1,171
	JTEKT Corp.	127,900	1,170
	Takashimaya Co. Ltd.	83,400	1,162
	Casio Computer Co. Ltd.	133,500	1,151
	Toyo Seikan Group Holdings Ltd.	72,300	1,148
	Fuji Soft Inc.	26,000	1,140
	Jeol Ltd.	24,900	1,138
*	SHIFT Inc.	6,300	1,136
	Iida Group Holdings Co. Ltd.	75,097	1,134
	Sundrug Co. Ltd.	37,500	1,131
	Internet Initiative Japan Inc.	57,400	1,113
	Activia Properties Inc.	408	1,111
	Mabuchi Motor Co. Ltd.	64,000	1,109
	Zenkoku Hosho Co. Ltd.	29,800	1,109
	Kadokawa Corp.	52,272	1,106
	Nippn Corp.	71,700	1,101
	Gunma Bank Ltd.	222,600	1,098
	SHO-BOND Holdings Co. Ltd.	24,600	1,096
	Yamaguchi Financial Group Inc.	114,400	1,087
	DMG Mori Co. Ltd.	54,100	1,083
	Mitsubishi Motors Corp.	343,000	1,081
	TPR Co. Ltd.	80,700	1,078
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,077
	Fujitec Co. Ltd.	42,100	1,074
	EXEO Group Inc.	47,800	1,068
*	Mercari Inc.	64,518	1,067
	BIPROGY Inc.	36,400	1,066
	ADEKA Corp.	54,400	1,064
	Kamigumi Co. Ltd.	45,800	1,054
	Nippon Shinyaku Co. Ltd.	29,700	1,049
	Matsui Securities Co. Ltd.	186,500	1,048
	Kewpie Corp.	58,400	1,039
	Cosmos Pharmaceutical Corp.	9,600	1,031
	Toho Gas Co. Ltd.	50,500	1,015
	Nishi-Nippon Financial Holdings Inc.	87,900	1,012
	Nippon Accommodations Fund Inc.	243	1,012
	Koei Tecmo Holdings Co. Ltd.	80,924	1,008
	LaSalle Logiport REIT	988	1,000
	Seino Holdings Co. Ltd.	68,300	997
	77 Bank Ltd.	41,400	996
*	Park24 Co. Ltd.	75,600	988
	Hakuhodo DY Holdings Inc.	127,300	978
	Feed One Co. Ltd.	162,880	977
*	Money Forward Inc.	24,994	976
	Daido Steel Co. Ltd.	93,500	974

		Shares	Market Value ($000)
	Iyogin Holdings Inc.	143,200	974
	Industrial & Infrastructure Fund Investment Corp.	1,075	973
	Daiwabo Holdings Co. Ltd.	44,700	972
	Yamada Holdings Co. Ltd.	316,572	967
	Mitsubishi Logistics Corp.	30,700	948
	Dowa Holdings Co. Ltd.	27,100	945
	Hirogin Holdings Inc.	140,600	943
	Maruwa Co. Ltd.	4,700	940
	Nippon Kanzai Holdings Co. Ltd.	52,300	934
	Sohgo Security Services Co. Ltd.	171,000	933
	Penta-Ocean Construction Co. Ltd.	173,400	929
	Kenko Mayonnaise Co. Ltd.	77,800	927
	Sankyu Inc.	24,800	927
	Nippon Gas Co. Ltd.	59,800	926
	Mitsui Mining & Smelting Co. Ltd.	29,800	921
	Kyudenko Corp.	24,100	917
	Miura Co. Ltd.	49,900	912
	Chiyoda Integre Co. Ltd.	48,625	910
[1]	AEON REIT Investment Corp.	957	902
	Yamato Kogyo Co. Ltd.	16,200	897
	Teijin Ltd.	97,100	893
	Welcia Holdings Co. Ltd.	52,500	886
	Kagome Co. Ltd.	35,900	884
	Rakus Co. Ltd.	53,500	879
	Alps Alpine Co. Ltd.	117,267	870
	Ito En Ltd.	29,700	862
	Ushio Inc.	61,400	860
	Toyo Tire Corp.	51,900	859
	House Foods Group Inc.	39,000	858
	UBE Corp.	51,500	856
	Nissui Corp.	156,400	855
	Sumitomo Bakelite Co. Ltd.	17,200	855
	Mitsui Fudosan Logistics Park Inc.	285	854
	Sugi Holdings Co. Ltd.	17,700	846
	Tomy Co. Ltd.	51,500	845
	Nippon Electric Glass Co. Ltd.	38,000	845
	Toridoll Holdings Corp.	27,500	842
	Morinaga Milk Industry Co. Ltd.	41,000	840
	Daiwa Securities Living Investments Corp.	1,166	839
	Osaka Soda Co. Ltd.	11,900	835
[1]	Japan Logistics Fund Inc.	451	834
	Fuji Corp.	49,100	832
	Toyoda Gosei Co. Ltd.	43,100	832
	Taisei Lamick Co. Ltd.	41,100	830
	Yoshinoya Holdings Co. Ltd.	37,100	827
	Citizen Watch Co. Ltd.	130,100	825
[1]	Mori Hills REIT Investment Corp.	883	822
	ABC-Mart Inc.	47,400	821
	Nihon M&A Center Holdings Inc.	136,400	820
	Fuyo General Lease Co. Ltd.	9,100	814
	OBIC Business Consultants Co. Ltd.	16,789	812
	Sotetsu Holdings Inc.	44,200	810
	Sharp Corp.	120,129	808
	Kakaku.com Inc.	70,968	807
	Nichias Corp.	34,400	804
	Denka Co. Ltd.	46,000	802
	Toda Corp.	127,200	802
	NOK Corp.	60,300	799

		Shares	Market Value ($000)
*	Rakuten Bank Ltd.	50,800	792
	Kotobuki Spirits Co. Ltd.	57,800	778
	MEITEC Group Holdings Inc.	39,300	777
	Calbee Inc.	36,900	776
	Kaneka Corp.	31,800	773
[1]	Aeon Mall Co. Ltd.	62,272	771
	Sangetsu Corp.	34,800	767
	Nagase & Co. Ltd.	46,500	760
	Takamatsu Construction Group Co. Ltd.	37,300	749
	Frontier Real Estate Investment Corp.	253	748
	Zeon Corp.	82,300	747
	Mizuho Leasing Co. Ltd.	20,400	739
	Dexerials Corp.	25,600	738
	Topcon Corp.	63,800	733
	NET One Systems Co. Ltd.	45,000	732
	Hulic REIT Inc.	694	731
	Taisho Pharmaceutical Holdings Co. Ltd.	12,500	727
	OKUMA Corp.	16,100	724
	Fancl Corp.	45,800	723
	Rengo Co. Ltd.	111,500	723
	Tokai Carbon Co. Ltd.	102,700	722
	Daishi Hokuetsu Financial Group Inc.	25,850	716
	Takasago Thermal Engineering Co. Ltd.	30,900	714
	Ezaki Glico Co. Ltd.	24,300	711
	Kandenko Co. Ltd.	68,800	708
	Mitsubishi Estate Logistics REIT Investment Corp.	282	707
	Amano Corp.	30,400	701
	Maruichi Steel Tube Ltd.	27,500	701
	Tsumura & Co.	38,500	697
	Comforia Residential REIT Inc.	332	696
	Kokuyo Co. Ltd.	43,100	694
	Tokuyama Corp.	43,300	694
	Hanwa Co. Ltd.	18,800	688
	K's Holdings Corp.	75,568	687
	Kanematsu Corp.	44,000	682
	Morinaga & Co. Ltd.	35,600	679
	Hazama Ando Corp.	83,800	677
	Shikoku Electric Power Co. Inc.	95,600	676
	Bic Camera Inc.	72,500	676
	Canon Marketing Japan Inc.	22,100	672
	NSD Co. Ltd.	35,680	670
	Nippon Kayaku Co. Ltd.	74,800	668
	Towa Corp.	12,951	668
	Fujimi Inc.	33,300	667
	Toho Holdings Co. Ltd.	30,500	661
	NTT UD REIT Investment Corp.	778	661
[1]	Workman Co. Ltd.	23,112	661
	Wacoal Holdings Corp.	28,300	660
	Organo Corp.	15,900	657
	Mori Trust REIT Inc.	1,291	656
	NHK Spring Co. Ltd.	79,200	654
	Hokuhoku Financial Group Inc.	61,700	654
[1]	Hokuetsu Corp.	68,900	651
	Nisshinbo Holdings Inc.	78,200	645
	Daiseki Co. Ltd.	22,320	638
	Seven Bank Ltd.	304,900	638
	Konica Minolta Inc.	231,600	636
	NIPPON REIT Investment Corp.	273	632

		Shares	Market Value ($000)
	Okumura Corp.	18,000	629
	Outsourcing Inc.	53,800	628
	Pigeon Corp.	57,060	624
	Anritsu Corp.	78,700	623
	Fuji Kyuko Co. Ltd.	21,000	621
	Japan Petroleum Exploration Co. Ltd.	15,200	618
	Ship Healthcare Holdings Inc.	40,700	618
	Benesse Holdings Inc.	34,700	614
	NS Solutions Corp.	18,400	614
	Harmonic Drive Systems Inc.	25,238	612
	Nishi-Nippon Railroad Co. Ltd.	36,500	607
	OSG Corp.	44,600	607
	Suruga Bank Ltd.	104,000	606
	Relo Group Inc.	60,053	603
	TS Tech Co. Ltd.	47,600	603
	Japan Elevator Service Holdings Co. Ltd.	39,800	601
	Yaoko Co. Ltd.	10,400	600
	Furukawa Electric Co. Ltd.	32,900	598
	Riken Keiki Co. Ltd.	12,100	598
	Takeuchi Manufacturing Co. Ltd.	17,400	595
	Nakanishi Inc.	36,187	592
	Shiga Bank Ltd.	23,700	589
	Tokyu REIT Inc.	500	583
	Jaccs Co. Ltd.	15,200	582
	Chugin Financial Group Inc.	82,200	582
	Takuma Co. Ltd.	49,400	581
	Nippon Shokubai Co. Ltd.	15,400	579
	Rorze Corp.	5,200	578
[1]	Mitsui High-Tec Inc.	12,500	577
	Fukuyama Transporting Co. Ltd.	20,700	572
	Fukuoka REIT Corp.	484	572
	Daiwa Office Investment Corp.	134	571
	PALTAC Corp.	18,700	569
*	Nippon Paper Industries Co. Ltd.	61,400	569
	Taikisha Ltd.	19,000	567
	Monex Group Inc.	107,900	562
	Mirait One Corp.	42,400	560
	DTS Corp.	22,600	556
	Lintec Corp.	29,300	555
	Resorttrust Inc.	31,800	553
	Aica Kogyo Co. Ltd.	23,700	549
	Kyoritsu Maintenance Co. Ltd.	13,372	549
	Hokkaido Electric Power Co. Inc.	122,800	548
	Japan Steel Works Ltd.	33,200	546
	Japan Excellent Inc.	656	542
	H.U. Group Holdings Inc.	29,100	541
	Toagosei Co. Ltd.	55,900	535
	Kusuri no Aoki Holdings Co. Ltd.	24,600	531
	SMS Co. Ltd.	29,300	529
	GMO internet group Inc.	29,300	528
	GS Yuasa Corp.	36,600	528
	AEON Financial Service Co. Ltd.	57,900	527
	Tokai Tokyo Financial Holdings Inc.	136,700	527
	NEC Networks & System Integration Corp.	32,600	526
	Nikkon Holdings Co. Ltd.	24,500	526
	Glory Ltd.	25,400	525
	Okasan Securities Group Inc.	107,200	525
	Tokyo Kiraboshi Financial Group Inc.	17,949	525

		Shares	Market Value ($000)
	CKD Corp.	29,700	524
	Colowide Co. Ltd.	32,500	520
	San-In Godo Bank Ltd.	73,700	520
	Nitto Boseki Co. Ltd.	15,200	519
*	Appier Group Inc.	43,900	514
	Nippon Soda Co. Ltd.	13,300	513
	Juroku Financial Group Inc.	18,300	513
	Global One Real Estate Investment Corp.	687	512
	Izumi Co. Ltd.	21,700	511
	Kureha Corp.	26,700	511
	DCM Holdings Co. Ltd.	54,400	507
	Open Up Group Inc.	32,700	506
	Micronics Japan Co. Ltd.	17,000	505
	Toei Co. Ltd.	3,600	505
	Hoshino Resorts REIT Inc.	144	503
	Descente Ltd.	21,700	501
	Hitachi Zosen Corp.	81,000	500
	Hankyu Hanshin REIT Inc.	505	500
	Daiichikosho Co. Ltd.	36,400	499
	Heiwa Corp.	33,600	499
	Nipro Corp.	61,500	495
	Itoham Yonekyu Holdings Inc.	17,614	494
	Heiwa Real Estate REIT Inc.	530	493
	Aichi Financial Group Inc.	27,951	493
	Inabata & Co. Ltd.	22,600	492
	Japan Securities Finance Co. Ltd.	46,400	492
	Duskin Co. Ltd.	21,200	492
	Paramount Bed Holdings Co. Ltd.	27,200	491
	Fuji Oil Holdings Inc.	30,600	490
	Toyota Boshoku Corp.	29,700	489
	UACJ Corp.	17,600	486
	Japan Aviation Electronics Industry Ltd.	28,200	485
	Fujitsu General Ltd.	32,800	481
	Seria Co. Ltd.	26,222	481
	Pilot Corp.	17,200	480
	Okamura Corp.	31,900	478
	Japan Material Co. Ltd.	28,300	478
	Acom Co. Ltd.	186,200	477
[1]	Toei Animation Co. Ltd.	3,566	477
	Mani Inc.	34,100	474
	Benefit One Inc.	33,200	474
	Nishimatsu Construction Co. Ltd.	17,200	473
	Sanken Electric Co. Ltd.	10,300	473
	Monogatari Corp.	13,416	473
	Tokyo Steel Manufacturing Co. Ltd.	39,100	472
	Aiful Corp.	188,000	471
	ARE Holdings Inc.	33,700	469
	Round One Corp.	105,600	468
	Meidensha Corp.	26,100	468
	Ferrotec Holdings Corp.	24,165	466
	Japan Wool Textile Co. Ltd.	46,100	465
	As One Corp.	12,200	461
	Saizeriya Co. Ltd.	13,400	460
	Nishimatsuya Chain Co. Ltd.	31,800	459
	Tokai Rika Co. Ltd.	29,000	459
*,1	Atom Corp.	72,049	458
	Ain Holdings Inc.	14,000	457
*	Hino Motors Ltd.	134,200	457

		Shares	Market Value ($000)
	Bank of Nagoya Ltd.	12,100	455
	Tsubakimoto Chain Co.	15,700	454
	Trusco Nakayama Corp.	26,400	451
	DeNA Co. Ltd.	44,300	447
	Daihen Corp.	9,400	445
	Kaken Pharmaceutical Co. Ltd.	18,700	442
	Dentsu Soken Inc.	11,800	441
	H2O Retailing Corp.	41,200	441
	Makino Milling Machine Co. Ltd.	10,900	441
	Nisshin Oillio Group Ltd.	14,300	437
	Tadano Ltd.	53,700	437
	FP Corp.	22,500	436
*	Hokuriku Electric Power Co.	88,700	434
	KOMEDA Holdings Co. Ltd.	22,600	433
	Arata Corp.	19,400	431
	Sumitomo Osaka Cement Co. Ltd.	17,000	428
	Senshu Ikeda Holdings Inc.	184,500	427
	EDION Corp.	38,700	426
[1]	Tri Chemical Laboratories Inc.	17,168	423
	Ryosan Co. Ltd.	12,800	422
	Advance Logistics Investment Corp.	486	422
	Nojima Corp.	33,400	421
	Heiwa Real Estate Co. Ltd.	15,900	420
	Hyakugo Bank Ltd.	107,800	418
	Arcs Co. Ltd.	21,000	418
	Iino Kaiun Kaisha Ltd.	47,600	416
*	Sansan Inc.	44,692	416
	Kitz Corp.	50,800	415
	CRE Logistics REIT Inc.	396	414
	San-Ai Obbli Co. Ltd.	36,400	410
	C Uyemura & Co. Ltd.	5,400	410
	Max Co. Ltd.	18,100	402
	Ichibanya Co. Ltd.	9,100	401
	Star Asia Investment Corp.	1,023	401
	Sakata Seed Corp.	16,000	398
	Taiyo Holdings Co. Ltd.	18,000	397
*	PeptiDream Inc.	45,300	397
	SOSiLA Logistics REIT Inc.	489	397
*	Sosei Group Corp.	40,900	397
[1]	Seiren Co. Ltd.	23,600	396
	Sumitomo Warehouse Co. Ltd.	22,000	396
	Transcosmos Inc.	18,900	395
	Digital Garage Inc.	16,300	393
	Ariake Japan Co. Ltd.	12,200	391
	Funai Soken Holdings Inc.	22,450	391
	Senko Group Holdings Co. Ltd.	50,000	391
	Toyo Ink SC Holdings Co. Ltd.	20,900	391
	Mixi Inc.	22,824	391
	TOKAI Holdings Corp.	57,300	386
	JAFCO Group Co. Ltd.	32,400	384
	Justsystems Corp.	18,300	382
	Uchida Yoko Co. Ltd.	7,400	382
	PAL GROUP Holdings Co. Ltd.	23,800	381
	Toyobo Co. Ltd.	50,700	381
	NTN Corp.	207,800	380
	Awa Bank Ltd.	22,600	379
	Megachips Corp.	11,700	378
	Mitsui-Soko Holdings Co. Ltd.	11,300	377

		Shares	Market Value ($000)
	Takara Leben Real Estate Investment Corp.	530	377
	Sinfonia Technology Co. Ltd.	23,500	375
[1]	Nomura Micro Science Co. Ltd.	4,000	373
*	Medley Inc.	11,900	373
	Pola Orbis Holdings Inc.	36,000	372
	Aoyama Trading Co. Ltd.	30,800	371
	JVCKenwood Corp.	76,200	371
	MOS Food Services Inc.	15,900	370
	Yodogawa Steel Works Ltd.	14,000	369
	Tokyo Electron Device Ltd.	9,300	368
	Adastria Co. Ltd.	15,740	367
	Mitsuboshi Belting Ltd.	11,000	367
	Simplex Holdings Inc.	20,100	366
	Autobacs Seven Co. Ltd.	33,600	365
	Ichigo Office REIT Investment Corp.	649	365
	Nichicon Corp.	41,600	364
	Create Restaurants Holdings Inc.	48,400	363
	Menicon Co. Ltd.	25,000	363
	Musashino Bank Ltd.	19,200	362
	Mitsubishi Logisnext Co. Ltd.	35,000	362
	Fuji Seal International Inc.	30,300	357
	Totetsu Kogyo Co. Ltd.	17,400	357
	TKC Corp.	13,700	355
	KH Neochem Co. Ltd.	22,700	354
	Nichireki Co. Ltd.	20,800	354
	Amvis Holdings Inc.	19,211	354
	Valor Holdings Co. Ltd.	20,500	350
	Bando Chemical Industries Ltd.	29,400	349
	Kaga Electronics Co. Ltd.	7,500	347
	Kiyo Bank Ltd.	30,807	347
	Kumagai Gumi Co. Ltd.	13,300	346
	North Pacific Bank Ltd.	135,700	346
	Komeri Co. Ltd.	15,400	345
	JP-Holdings Inc.	111,300	345
	Financial Partners Group Co. Ltd.	30,100	345
	Raito Kogyo Co. Ltd.	24,600	344
	Nippon Light Metal Holdings Co. Ltd.	27,830	343
	Kumiai Chemical Industry Co. Ltd.	59,363	340
	Daiei Kankyo Co. Ltd.	20,000	340
	TBS Holdings Inc.	14,600	339
	Shoei Co. Ltd.	25,400	339
	Noevir Holdings Co. Ltd.	9,500	338
	San-A Co. Ltd.	10,800	334
	Meisei Industrial Co. Ltd.	42,400	334
	Sakata INX Corp.	34,500	333
	ARCLANDS Corp.	28,976	332
	Keiyo Bank Ltd.	67,600	331
	Geo Holdings Corp.	20,200	330
*	Leopalace21 Corp.	118,100	330
	Noritake Co. Ltd.	6,200	330
	Asanuma Corp.	11,000	329
	Hyakujushi Bank Ltd.	19,500	328
	JMDC Inc.	12,400	328
	Strike Co. Ltd.	10,143	327
	Oki Electric Industry Co. Ltd.	46,400	326
	Topre Corp.	22,400	326
	Iriso Electronics Co. Ltd.	13,800	323
	Mitsubishi Pencil Co. Ltd.	23,600	321

		Shares	Market Value ($000)
	Nippon Pillar Packing Co. Ltd.	9,700	319
	Fuso Chemical Co. Ltd.	11,300	318
	ZERIA Pharmaceutical Co. Ltd.	22,900	317
	Nanto Bank Ltd.	17,500	317
	Nippon Yakin Kogyo Co. Ltd.	9,849	317
	Royal Holdings Co. Ltd.	18,000	317
	Konishi Co. Ltd.	33,000	316
	Kohnan Shoji Co. Ltd.	11,900	316
	Nitto Kogyo Corp.	11,600	316
	Shochiku Co. Ltd.	4,600	316
	Kissei Pharmaceutical Co. Ltd.	14,748	315
	Nippon Densetsu Kogyo Co. Ltd.	22,500	312
	Joyful Honda Co. Ltd.	23,488	312
	Infomart Corp.	115,800	311
	Daio Paper Corp.	41,200	310
	JCU Corp.	12,300	310
	KeePer Technical Laboratory Co. Ltd.	7,029	310
[1]	Enplas Corp.	3,800	309
	Megmilk Snow Brand Co. Ltd.	19,600	307
	One REIT Inc.	167	307
	Pacific Industrial Co. Ltd.	31,500	306
	Katitas Co. Ltd.	24,600	306
	UT Group Co. Ltd.	19,100	306
	KYB Corp.	8,800	305
	GungHo Online Entertainment Inc.	18,170	305
	Okinawa Cellular Telephone Co.	12,501	305
	Tosei REIT Investment Corp.	315	304
	Senshu Electric Co. Ltd.	11,942	304
	Mitsubishi Shokuhin Co. Ltd.	8,900	303
	Showa Sangyo Co. Ltd.	13,200	303
	Totech Corp.	8,000	301
	ASKUL Corp.	22,200	300
	Wacom Co. Ltd.	64,900	299
	Zojirushi Corp.	30,900	299
	Bunka Shutter Co. Ltd.	29,900	298
	Sanyo Special Steel Co. Ltd.	17,300	297
	Toyo Construction Co. Ltd.	33,600	296
	Maxell Ltd.	26,800	295
	Npr Riken Corp.	16,200	295
	Takara Standard Co. Ltd.	24,400	292
	Digital Arts Inc.	8,500	291
	Shibaura Machine Co. Ltd.	11,900	289
	BML Inc.	14,900	288
	Marusan Securities Co. Ltd.	45,200	288
	Eizo Corp.	8,300	287
	Meiko Electronics Co. Ltd.	10,489	286
	Hokkoku Financial Holdings Inc.	9,600	286
	Asahi Diamond Industrial Co. Ltd.	48,200	285
	Riso Kagaku Corp.	14,100	285
	SAMTY Co. Ltd.	16,700	285
	Furuno Electric Co. Ltd.	19,800	284
	Heiwado Co. Ltd.	19,000	284
	Hosiden Corp.	23,100	284
	Kato Sangyo Co. Ltd.	8,700	284
	Ichigo Inc.	105,200	280
	Nihon Parkerizing Co. Ltd.	35,200	280
	Maruha Nichiro Corp.	14,100	279
	JINS Holdings Inc.	9,900	279

		Shares	Market Value ($000)
	AZ-COM Maruwa Holdings Inc.	27,064	279
*	PKSHA Technology Inc.	10,652	279
	Toshiba TEC Corp.	13,400	278
*	HIS Co. Ltd.	22,800	277
	United Arrows Ltd.	20,900	274
	en japan Inc.	14,800	274
	Nippon Signal Company Ltd.	42,800	273
[1]	Nextage Co. Ltd.	18,100	273
	Mirai Corp.	888	272
	Shizuoka Gas Co. Ltd.	39,700	271
	Mitsui E&S Co. Ltd.	52,800	271
	Orient Corp.	35,850	271
	I'll Inc.	12,200	271
	Starts Proceed Investment Corp.	196	271
	Fuji Media Holdings Inc.	22,800	270
	Shibaura Mechatronics Corp.	5,700	270
	Token Corp.	4,200	269
	Sun Frontier Fudousan Co. Ltd.	22,300	267
[1]	Ringer Hut Co. Ltd.	16,100	266
	Bank of the Ryukyus Ltd.	33,200	265
	Elecom Co. Ltd.	22,800	265
	SBI Sumishin Net Bank Ltd.	23,000	265
	Systena Corp.	130,400	264
	Nippon Carbon Co. Ltd.	8,700	264
	Towa Pharmaceutical Co. Ltd.	15,100	264
	Starzen Co. Ltd.	14,300	264
	West Holdings Corp.	11,464	264
	Health Care & Medical Investment Corp.	295	263
	TOMONY Holdings Inc.	95,000	262
	Chugoku Marine Paints Ltd.	20,400	259
	Mirarth Holdings Inc.	77,300	259
	Nikkiso Co. Ltd.	35,300	259
	Oita Bank Ltd.	14,100	259
	Kosaido Holdings Co. Ltd.	51,000	259
	Sumitomo Pharma Co. Ltd.	88,000	258
	Fuji Pharma Co. Ltd.	19,400	258
	Ryobi Ltd.	14,000	258
	Star Micronics Co. Ltd.	21,500	257
	Bank of Iwate Ltd.	14,600	256
	Life Corp.	10,000	254
	Tamron Co. Ltd.	6,700	254
	Aisan Industry Co. Ltd.	27,100	253
*	euglena Co. Ltd.	54,000	253
	Usen-Next Holdings Co. Ltd.	8,681	252
	Nippon Fine Chemical Co. Ltd.	12,700	251
	Ogaki Kyoritsu Bank Ltd.	18,700	250
	Oyo Corp.	16,800	248
	Saibu Gas Holdings Co. Ltd.	18,900	248
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	248
	Kyokuyo Co. Ltd.	9,200	247
	Tocalo Co. Ltd.	23,200	247
	Kanamic Network Co. Ltd.	88,300	247
	Takasago International Corp.	10,300	246
	Hirata Corp.	5,380	246
	Sanyo Chemical Industries Ltd.	8,400	245
	San ju San Financial Group Inc.	18,680	245
	Aichi Corp.	32,400	244
	Sumitomo Mitsui Construction Co. Ltd.	86,920	244

		Shares	Market Value ($000)
	Create SD Holdings Co. Ltd.	11,200	244
	Roland DG Corp.	9,200	241
	Milbon Co. Ltd.	10,100	241
	SKY Perfect JSAT Holdings Inc.	45,600	240
	Mizuno Corp.	8,000	239
[1]	Tanseisha Co. Ltd.	41,700	238
	Japan Lifeline Co. Ltd.	26,400	236
	Sanki Engineering Co. Ltd.	18,400	236
	St. Marc Holdings Co. Ltd.	15,200	236
	Mie Kotsu Group Holdings Inc.	55,400	236
	JCR Pharmaceuticals Co. Ltd.	31,800	234
	Stella Chemifa Corp.	10,600	232
	Akita Bank Ltd.	16,800	231
	MCJ Co. Ltd.	27,500	231
	Aida Engineering Ltd.	40,500	230
	Onward Holdings Co. Ltd.	62,700	230
	TOC Co. Ltd.	48,000	230
	Ai Holdings Corp.	13,700	230
	Wellneo Sugar Co. Ltd.	14,600	230
	Kameda Seika Co. Ltd.	8,049	229
*	Nippon Sheet Glass Co. Ltd.	55,474	229
	Yamazen Corp.	26,800	229
	eGuarantee Inc.	17,600	229
	Sun Corp.	14,000	229
	Chudenko Corp.	12,100	228
	TechMatrix Corp.	21,300	228
	Futaba Industrial Co. Ltd.	37,700	227
	Hakuto Co. Ltd.	5,492	227
	Nichiha Corp.	11,300	227
	CTI Engineering Co. Ltd.	5,700	227
	Okinawa Financial Group Inc.	13,180	226
	Comture Corp.	18,200	225
*	Chiyoda Corp.	97,300	223
[1]	Yamae Group Holdings Co. Ltd.	10,000	222
	Central Glass Co. Ltd.	11,800	221
	Kura Sushi Inc.	8,200	220
	Earth Corp.	7,200	220
	Seiko Group Corp.	12,200	218
[1]	Tsuburaya Fields Holdings Inc.	17,682	218
	Okura Industrial Co. Ltd.	11,300	218
	Raiznext Corp.	20,500	218
	Hokuto Corp.	17,800	217
	Tsurumi Manufacturing Co. Ltd.	8,800	217
	Osaka Organic Chemical Industry Ltd.	10,900	217
	Mochida Pharmaceutical Co. Ltd.	9,542	216
	Premium Group Co. Ltd.	17,900	216
	T Hasegawa Co. Ltd.	9,600	215
	Dai Nippon Toryo Co. Ltd.	27,200	214
	Seika Corp.	10,100	214
	Pronexus Inc.	24,300	213
	Fukui Bank Ltd.	18,300	213
	Fukuda Corp.	5,700	211
[1]	Toyo Gosei Co. Ltd.	3,600	211
	Nihon Tokushu Toryo Co. Ltd.	23,400	210
	Nitta Corp.	8,100	210
	Okamoto Industries Inc.	6,200	210
	Canon Electronics Inc.	14,700	209
	CAC Holdings Corp.	17,100	208

		Shares	Market Value ($000)
	Fuji Co. Ltd.	15,400	208
	MEC Co. Ltd.	6,883	208
	Achilles Corp.	19,300	206
	LEC Inc.	29,000	206
[1]	Toho Titanium Co. Ltd.	15,500	206
	Gunze Ltd.	5,600	205
	Ohsho Food Service Corp.	3,700	205
	Sakai Chemical Industry Co. Ltd.	15,800	205
	Sankyo Seiko Co. Ltd.	40,900	205
	Future Corp.	17,200	204
	Sodick Co. Ltd.	42,200	203
	Starts Corp. Inc.	9,900	203
	Yuasa Trading Co. Ltd.	6,100	203
	Avant Group Corp.	20,800	203
	Toyo Tanso Co. Ltd.	6,000	202
	RS Technologies Co. Ltd.	10,400	202
	Nagatanien Holdings Co. Ltd.	13,200	201
	Moriroku Holdings Co. Ltd.	10,600	201
	Musashi Seimitsu Industry Co. Ltd.	17,600	200
	Idec Corp.	10,000	200
	Sanyo Electric Railway Co. Ltd.	13,481	200
	Sinanen Holdings Co. Ltd.	7,100	200
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	200
	Kyokuto Securities Co. Ltd.	29,100	200
*	RENOVA Inc.	23,300	200
	Nagawa Co. Ltd.	4,100	198
	WingArc1st Inc.	10,400	198
	Teikoku Electric Manufacturing Co. Ltd.	9,900	197
	Daido Metal Co. Ltd.	53,300	197
	Nippon Ceramic Co. Ltd.	10,900	197
	Base Co. Ltd.	8,900	197
	Daiki Aluminium Industry Co. Ltd.	23,221	197
	Oiles Corp.	13,560	196
	SWCC Corp.	9,500	196
	Tayca Corp.	20,661	195
	Yokogawa Bridge Holdings Corp.	10,100	195
	Sumitomo Riko Co. Ltd.	22,600	194
	CMK Corp.	37,500	193
	Nippon Thompson Co. Ltd.	48,100	193
	Altech Corp.	9,900	193
	Procrea Holdings Inc.	14,900	192
	Komori Corp.	21,300	191
	Tekken Corp.	13,000	191
	Fujiya Co. Ltd.	11,300	190
	Shimizu Bank Ltd.	17,400	190
	Qol Holdings Co. Ltd.	15,800	190
*	Raksul Inc.	24,500	190
	Fukushima Galilei Co. Ltd.	5,400	188
	Mitsuuroko Group Holdings Co. Ltd.	17,900	187
	Noritsu Koki Co. Ltd.	8,300	187
	Shikoku Bank Ltd.	27,000	187
*	RPA Holdings Inc.	103,563	187
	Hiday Hidaka Corp.	9,236	186
	Hokkaido Gas Co. Ltd.	11,600	186
	Nisso Holdings Co. Ltd.	32,000	186
	Argo Graphics Inc.	6,300	185
	Cybozu Inc.	12,300	185
	Nittetsu Mining Co. Ltd.	5,200	185

		Shares	Market Value ($000)
	Okinawa Electric Power Co. Inc.	23,312	185
	Shinnihon Corp.	22,500	185
	Nihon Chouzai Co. Ltd.	19,300	184
	Nissha Co. Ltd.	16,500	183
	Sekisui Jushi Corp.	10,600	183
	Zuken Inc.	6,700	183
	Morita Holdings Corp.	16,900	182
	Broadleaf Co. Ltd.	44,300	182
	Insource Co. Ltd.	32,200	182
	FCC Co. Ltd.	13,900	181
	Toho Bank Ltd.	85,400	181
	Tonami Holdings Co. Ltd.	5,600	180
	Kyorin Pharmaceutical Co. Ltd.	14,900	180
	Key Coffee Inc.	12,800	179
	Ryoyo Electro Corp.	7,000	179
	NS United Kaiun Kaisha Ltd.	5,100	179
	Maeda Kosen Co. Ltd.	8,200	179
	Infocom Corp.	10,759	179
[1]	Septeni Holdings Co. Ltd.	53,500	179
	Topy Industries Ltd.	9,100	178
	Yamanashi Chuo Bank Ltd.	14,900	178
	Shin-Etsu Polymer Co. Ltd.	16,100	177
	Towa Bank Ltd.	40,900	177
	Valqua Ltd.	5,800	176
	Godo Steel Ltd.	5,000	175
	Marudai Food Co. Ltd.	15,400	175
	Shinmaywa Industries Ltd.	21,100	175
	Chiyoda Co. Ltd.	28,600	174
	Universal Entertainment Corp.	12,041	174
	Nachi-Fujikoshi Corp.	7,400	173
*	Fujita Kanko Inc.	3,800	172
	Nichiban Co. Ltd.	14,500	171
	Sankyo Tateyama Inc.	27,800	171
	WATAMI Co. Ltd.	24,600	171
	KPP Group Holdings Co. Ltd.	34,716	171
	Cosel Co. Ltd.	16,900	170
	Kanamoto Co. Ltd.	8,900	170
	Tsugami Corp.	21,000	170
	Samty Residential Investment Corp.	233	170
	Hioki EE Corp.	3,800	169
	Hogy Medical Co. Ltd.	7,000	169
	Koatsu Gas Kogyo Co. Ltd.	28,900	169
	Nomura Co. Ltd.	28,600	169
	Optex Group Co. Ltd.	13,600	169
	S Foods Inc.	7,500	169
	YAKUODO Holdings Co. Ltd.	9,600	169
	Fuso Pharmaceutical Industries Ltd.	11,200	168
[1]	OSAKA Titanium Technologies Co. Ltd.	8,900	168
	Takara Bio Inc.	19,800	168
	Koshidaka Holdings Co. Ltd.	26,304	168
	Tokyo Base Co. Ltd.	76,850	168
	gremz Inc.	11,700	168
	Komehyo Holdings Co. Ltd.	5,600	168
	Prima Meat Packers Ltd.	10,200	167
	Shoei Foods Corp.	5,500	167
	Asahi Co. Ltd.	18,900	167
	Nippon Road Co. Ltd.	11,500	166
	Torii Pharmaceutical Co. Ltd.	6,500	166

		Shares	Market Value ($000)
	Press Kogyo Co. Ltd.	37,600	165
	Nafco Co. Ltd.	10,900	165
	Itochu Enex Co. Ltd.	15,300	164
	Change Holdings Inc.	17,800	164
	Sankei Real Estate Inc.	258	164
	Fujimori Kogyo Co. Ltd.	5,900	163
*	Tatsuta Electric Wire & Cable Co. Ltd.	34,300	163
	Hosokawa Micron Corp.	5,200	162
	PHC Holdings Corp.	15,700	162
	Daiichi Jitsugyo Co. Ltd.	12,600	161
	Yonex Co. Ltd.	19,800	161
[1]	Studio Alice Co. Ltd.	11,200	160
	Taihei Dengyo Kaisha Ltd.	5,300	160
	Restar Holdings Corp.	7,700	160
	Krosaki Harima Corp.	1,900	159
	Nippon Seiki Co. Ltd.	17,200	159
	United Super Markets Holdings Inc.	23,160	159
	Roland Corp.	4,800	159
	Happinet Corp.	8,000	158
	Daiho Corp.	6,000	158
	Nissan Shatai Co. Ltd.	24,000	158
	Sanyo Denki Co. Ltd.	3,800	158
	Sumida Corp.	20,434	158
	Kyosan Electric Manufacturing Co. Ltd.	49,900	157
	Yamagata Bank Ltd.	20,800	157
	Tokyu Construction Co. Ltd.	27,800	155
	Tachi-S Co. Ltd.	11,500	155
	Furuya Metal Co. Ltd.	2,500	155
	Mitani Sekisan Co. Ltd.	4,500	155
	IDOM Inc.	25,800	154
	Anicom Holdings Inc.	38,700	154
	Matsuyafoods Holdings Co. Ltd.	3,802	153
[1]	Ministop Co. Ltd.	14,800	153
	Kisoji Co. Ltd.	8,400	152
	Retail Partners Co. Ltd.	12,800	152
	Zenrin Co. Ltd.	25,250	152
	Japan Pulp & Paper Co. Ltd.	4,400	151
	KFC Holdings Japan Ltd.	6,600	151
	Noritz Corp.	14,300	151
	SBS Holdings Inc.	8,900	151
	Ricoh Leasing Co. Ltd.	4,400	151
	Management Solutions Co. Ltd.	7,467	151
	Belc Co. Ltd.	3,500	150
	Rokko Butter Co. Ltd.	16,400	150
[1]	Tokyotokeiba Co. Ltd.	4,800	150
	Genky DrugStores Co. Ltd.	3,300	150
[1]	DyDo Group Holdings Inc.	7,400	149
	Hokkan Holdings Ltd.	12,600	149
	Aeon Delight Co. Ltd.	5,800	149
	Nippon Rietec Co. Ltd.	17,000	149
	Hamakyorex Co. Ltd.	5,300	148
	J Trust Co. Ltd.	45,600	148
	Yushin Precision Equipment Co. Ltd.	32,400	148
	Piolax Inc.	8,700	147
	Tosei Corp.	10,200	147
	Yukiguni Maitake Co. Ltd.	22,400	147
	V Technology Co. Ltd.	7,900	145
	Riken Technos Corp.	24,700	145

		Shares	Market Value ($000)
	Toa Corp.	5,500	145
	Wakita & Co. Ltd.	13,400	145
	Konoike Transport Co. Ltd.	10,900	145
	ESCON Japan REIT Investment Corp.	180	145
	Axial Retailing Inc.	5,199	144
	Inaba Seisakusho Co. Ltd.	14,000	143
	CTS Co. Ltd.	30,179	143
	FAN Communications Inc.	52,800	143
	Nishio Holdings Co. Ltd.	5,200	142
	Transaction Co. Ltd.	8,500	142
	Hodogaya Chemical Co. Ltd.	5,700	141
	Hibiya Engineering Ltd.	8,100	141
	Sanshin Electronics Co. Ltd.	8,600	141
	Avex Inc.	14,500	139
	Furukawa Co. Ltd.	10,600	139
	Shibuya Corp.	8,200	139
	Maruzen Showa Unyu Co. Ltd.	5,000	138
	Dip Corp.	8,100	138
	Sala Corp.	25,500	138
	Keihanshin Building Co. Ltd.	13,600	137
	ST Corp.	13,100	137
	Shikoku Kasei Holdings Corp.	11,100	137
	Doutor Nichires Holdings Co. Ltd.	9,200	136
	Mitsuba Corp.	18,300	135
*	Nippon Coke & Engineering Co. Ltd.	157,000	135
	Tama Home Co. Ltd.	4,900	135
	m-up Holdings Inc.	19,900	135
	Ishihara Sangyo Kaisha Ltd.	12,500	134
	Kanto Denka Kogyo Co. Ltd.	22,400	134
	Kurabo Industries Ltd.	6,300	134
*,1	W-Scope Corp.	25,900	134
	Bell System24 Holdings Inc.	11,000	134
	Tamura Corp.	37,000	133
*	Demae-Can Co. Ltd.	46,700	133
*	Kourakuen Holdings Corp.	15,200	132
	Tokyo Individualized Educational Institute Inc.	43,400	132
	Daiwa Industries Ltd.	12,400	132
	Nihon Trim Co. Ltd.	6,100	132
	Ehime Bank Ltd.	18,400	132
	Nagaileben Co. Ltd.	8,300	132
	France Bed Holdings Co. Ltd.	14,000	132
	Vital KSK Holdings Inc.	16,900	132
	DKS Co. Ltd.	7,700	132
	Eiken Chemical Co. Ltd.	10,500	131
	Nippon Denko Co. Ltd.	66,600	131
[1]	TSI Holdings Co. Ltd.	28,200	131
	Yokowo Co. Ltd.	13,495	131
	Aiphone Co. Ltd.	6,500	130
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	130
	Daikokutenbussan Co. Ltd.	2,300	130
	Yellow Hat Ltd.	10,500	130
	Sagami Holdings Corp.	12,700	130
	Sekisui Kasei Co. Ltd.	38,100	130
	Yurtec Corp.	16,500	130
	Koa Corp.	12,600	129
	Tachibana Eletech Co. Ltd.	6,100	129
	Doshisha Co. Ltd.	8,500	128
	Nohmi Bosai Ltd.	8,500	128

		Shares	Market Value ($000)
	ESPEC Corp.	7,500	128
	Seikitokyu Kogyo Co. Ltd.	10,000	128
	Sinko Industries Ltd.	6,159	127
	TRE Holdings Corp.	15,000	127
	Halows Co. Ltd.	4,200	125
	Gakken Holdings Co. Ltd.	18,000	124
[1]	Daikoku Denki Co. Ltd.	4,900	124
	Shinko Shoji Co. Ltd.	14,700	124
	Siix Corp.	11,600	123
	Prestige International Inc.	30,000	123
	Katakura Industries Co. Ltd.	10,700	123
	Daikyonishikawa Corp.	24,500	123
	ASAHI YUKIZAI Corp.	4,400	122
*	Modec Inc.	7,800	122
	Tsukishima Holdings Co. Ltd.	13,300	122
	Pasona Group Inc.	6,700	122
	Aeon Hokkaido Corp.	18,800	122
*	giftee Inc.	11,127	122
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	121
	Anest Iwata Corp.	13,700	121
	Curves Holdings Co. Ltd.	26,104	121
	Goldcrest Co. Ltd.	7,500	120
	VT Holdings Co. Ltd.	33,400	120
	Teikoku Sen-I Co. Ltd.	7,900	119
	Hoosiers Holdings Co. Ltd.	15,000	119
	Shima Seiki Manufacturing Ltd.	11,600	118
	Trancom Co. Ltd.	2,500	118
	Toenec Corp.	3,600	118
	Torishima Pump Manufacturing Co. Ltd.	6,900	118
	GMO Financial Holdings Inc.	23,000	118
	Sintokogio Ltd.	15,900	117
	YAMABIKO Corp.	10,400	117
	Fukuda Denshi Co. Ltd.	2,196	117
	Gree Inc.	29,100	116
	Eagle Industry Co. Ltd.	9,900	115
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	115
	Yokorei Co. Ltd.	15,100	115
	MARUKA FURUSATO Corp.	6,900	115
*	M&A Research Institute Holdings Inc.	3,229	115
	Airport Facilities Co. Ltd.	27,041	114
	Denyo Co. Ltd.	7,400	114
*	Kappa Create Co. Ltd.	9,500	114
	Sakai Moving Service Co. Ltd.	6,000	114
	Abalance Corp.	6,200	114
	Fujio Food Group Inc.	11,300	113
	Sato Holdings Corp.	7,600	112
	Sumitomo Densetsu Co. Ltd.	5,400	112
	Tenma Corp.	7,300	112
	SRA Holdings	4,300	111
	Futaba Corp.	31,400	110
	Miyazaki Bank Ltd.	5,800	110
	Yamashin-Filter Corp.	48,551	110
	Enigmo Inc.	44,700	110
	Chubu Steel Plate Co. Ltd.	6,500	110
	Melco Holdings Inc.	4,900	109
	T-Gaia Corp.	8,000	108
	Yondoshi Holdings Inc.	7,900	108
	eRex Co. Ltd.	19,400	108

		Shares	Market Value ($000)
	Fujibo Holdings Inc.	3,700	107
	Tokushu Tokai Paper Co. Ltd.	4,000	107
	Sumitomo Seika Chemicals Co. Ltd.	3,000	106
	Toyo Kanetsu KK	3,600	106
	Komatsu Matere Co. Ltd.	18,900	105
*,1	Oisix ra daichi Inc.	11,100	105
*	Jamco Corp.	9,600	104
	Union Tool Co.	4,500	104
	Macromill Inc.	19,300	104
	BRONCO BILLY Co. Ltd.	4,600	104
	Joshin Denki Co. Ltd.	6,200	103
	Mandom Corp.	11,800	103
	Nissin Corp.	5,600	103
	Tochigi Bank Ltd.	48,000	103
	Japan Best Rescue System Co. Ltd.	15,255	103
	Raysum Co. Ltd.	4,200	103
	Itochu-Shokuhin Co. Ltd.	2,000	102
	Fujicco Co. Ltd.	7,400	102
	Nittoku Co. Ltd.	8,100	102
	GLOBERIDE Inc.	7,200	101
[1]	Takatori Corp.	3,306	101
	Bank of Saga Ltd.	7,600	100
	Dai-Dan Co. Ltd.	9,000	100
	ZIGExN Co. Ltd.	28,100	100
*,1	PIA Corp.	4,300	99
	Kamei Corp.	7,500	99
	Nissei ASB Machine Co. Ltd.	3,400	99
	Proto Corp.	11,100	99
	Furukawa Battery Co. Ltd.	15,950	99
	HI-LEX Corp.	9,400	99
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	99
	Giken Ltd.	6,700	98
*	KNT-CT Holdings Co. Ltd.	10,900	98
	Pressance Corp.	8,700	98
	FULLCAST Holdings Co. Ltd.	8,066	97
	Rheon Automatic Machinery Co. Ltd.	9,280	97
	Alconix Corp.	10,019	97
	Intage Holdings Inc.	8,100	96
	Toyo Corp.	9,800	96
	Obara Group Inc.	3,500	95
	Chubu Shiryo Co. Ltd.	11,600	95
	Kurimoto Ltd.	3,900	95
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,300	95
	Okabe Co. Ltd.	17,300	94
	FIDEA Holdings Co. Ltd.	8,590	94
*	Istyle Inc.	33,400	94
	G-Tekt Corp.	7,500	93
	Mimasu Semiconductor Industry Co. Ltd.	4,300	93
	Unipres Corp.	13,300	93
*	COOKPAD Inc.	115,300	93
	Vector Inc.	11,600	93
	Aruhi Corp.	15,956	93
	METAWATER Co. Ltd.	6,400	93
	Wowow Inc.	12,100	92
	Ryoden Corp.	5,100	92
	Nippon Parking Development Co. Ltd.	73,400	91
	Osaki Electric Co. Ltd.	19,500	91
	Shinwa Co. Ltd.	5,400	90

		Shares	Market Value ($000)
	Daito Pharmaceutical Co. Ltd.	6,710	90
	Kyodo Printing Co. Ltd.	3,900	89
	Riken Vitamin Co. Ltd.	5,700	89
	Tokai Corp.	6,200	89
	K&O Energy Group Inc.	5,800	89
	Akatsuki Inc.	4,989	89
	LITALICO Inc.	6,100	89
[1]	Kojima Co. Ltd.	17,300	88
	Rock Field Co. Ltd.	8,000	88
	Shin Nippon Air Technologies Co. Ltd.	5,100	88
	LIFULL Co. Ltd.	67,200	88
	Sparx Group Co. Ltd.	7,140	88
	Softcreate Holdings Corp.	7,442	88
*	Nippon Chemi-Con Corp.	9,600	87
	Hisaka Works Ltd.	12,900	86
	Osaka Steel Co. Ltd.	5,500	86
	JAC Recruitment Co. Ltd.	18,800	86
[1]	Remixpoint Inc.	73,169	86
	Matsuya Co. Ltd.	13,300	85
	Alpen Co. Ltd.	6,200	85
	Ki-Star Real Estate Co. Ltd.	3,600	85
	Carta Holdings Inc.	8,300	84
	SIGMAXYZ Holdings Inc.	9,000	84
	Neturen Co. Ltd.	11,600	83
	Pack Corp.	3,600	83
	Kyoei Steel Ltd.	5,800	83
	Computer Engineering & Consulting Ltd.	7,426	82
	Belluna Co. Ltd.	18,900	81
	Shimojima Co. Ltd.	9,000	81
	Yahagi Construction Co. Ltd.	8,200	81
	Midac Holdings Co. Ltd.	6,500	81
[1]	Snow Peak Inc.	13,500	81
	Nihon Nohyaku Co. Ltd.	17,100	80
	Matsuda Sangyo Co. Ltd.	4,300	80
	Miroku Jyoho Service Co. Ltd.	6,500	80
	Nichiden Corp.	4,300	80
	Takaoka Toko Co. Ltd.	4,900	80
	EM Systems Co. Ltd.	16,900	80
	Ichiyoshi Securities Co. Ltd.	15,000	79
*	Pacific Metals Co. Ltd.	8,200	79
	Maxvalu Tokai Co. Ltd.	3,600	79
	JSB Co. Ltd.	4,400	79
	Icom Inc.	3,100	78
	Ines Corp.	7,400	78
	J-Oil Mills Inc.	5,600	78
	YA-MAN Ltd.	11,400	78
	Oriental Shiraishi Corp.	31,300	78
	TV Asahi Holdings Corp.	6,500	77
	Kawada Technologies Inc.	1,500	77
	Aichi Steel Corp.	3,300	76
	Chofu Seisakusho Co. Ltd.	5,300	76
	Mars Group Holdings Corp.	4,000	76
	Toa Corp. (XTKS)	9,800	76
	Fixstars Corp.	6,600	76
*	SRE Holdings Corp.	3,360	76
	Elematec Corp.	6,200	75
	Shin Nippon Biomedical Laboratories Ltd.	6,500	75
	World Holdings Co. Ltd.	3,700	75

		Shares	Market Value ($000)
*	ES-Con Japan Ltd.	10,700	74
	Mitsubishi Research Institute Inc.	2,200	74
	COLOPL Inc.	17,400	74
*	Vision Inc.	9,300	74
	Ubicom Holdings Inc.	7,300	74
	Cawachi Ltd.	4,000	73
	Elan Corp.	10,200	73
	Tsubaki Nakashima Co. Ltd.	14,100	72
	Okuwa Co. Ltd.	11,800	71
	Plus Alpha Consulting Co. Ltd.	4,060	71
	AOKI Holdings Inc.	8,800	70
	DKK Co. Ltd.	4,400	70
	Honeys Holdings Co. Ltd.	6,260	70
	Shibusawa Warehouse Co. Ltd.	3,300	70
	Solasto Corp.	18,000	70
	Fudo Tetra Corp.	4,400	69
	Kintetsu Department Store Co. Ltd.	4,000	69
	Airtrip Corp.	5,625	69
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,600	68
	M&A Capital Partners Co. Ltd.	4,400	68
	Hochiki Corp.	5,000	67
	Ichikoh Industries Ltd.	17,000	67
	Inageya Co. Ltd.	7,747	67
	JM Holdings Co. Ltd.	4,400	67
	Yorozu Corp.	10,300	66
	Kansai Food Market Ltd.	6,600	65
	Japan Transcity Corp.	15,200	65
	NEC Capital Solutions Ltd.	2,600	65
	World Co. Ltd.	5,500	65
[1]	Gamecard-Joyco Holdings Inc.	4,000	65
	Kanaden Corp.	6,100	64
	Seikagaku Corp.	12,300	64
*	Taiko Pharmaceutical Co. Ltd.	30,557	64
	TOA ROAD Corp.	1,324	64
	Toho Zinc Co. Ltd.	8,100	63
	Tv Tokyo Holdings Corp.	3,000	63
	Weathernews Inc.	1,700	62
	Maezawa Kyuso Industries Co. Ltd.	6,900	62
[1]	Pharma Foods International Co. Ltd.	9,100	62
	Advan Group Co. Ltd.	8,200	61
	SB Technology Corp.	3,600	61
	BrainPad Inc.	7,710	61
	Central Security Patrols Co. Ltd.	3,519	60
	Riso Kyoiku Co. Ltd.	36,600	60
	Nitto Kohki Co. Ltd.	4,500	60
	Onoken Co. Ltd.	4,800	59
	WDB Holdings Co. Ltd.	3,740	59
*	Japan Display Inc.	434,300	59
	Taiho Kogyo Co. Ltd.	10,100	58
	Link & Motivation Inc.	15,500	58
	Aeon Fantasy Co. Ltd.	3,300	57
	CMIC Holdings Co. Ltd.	3,100	55
	Nippon Sharyo Ltd.	3,483	55
	Amuse Inc.	5,000	54
	FP Partner Inc.	1,300	54
	Alpha Systems Inc.	2,500	53
	Corona Corp.	8,100	53
*	Optim Corp.	8,298	53

		Shares	Market Value ($000)
	Central Sports Co. Ltd.	3,050	52
	Shindengen Electric Manufacturing Co. Ltd.	2,400	51
	Arisawa Manufacturing Co. Ltd.	6,700	51
	Lifedrink Co. Inc.	1,322	51
	Arakawa Chemical Industries Ltd.	6,800	50
	Sanoh Industrial Co. Ltd.	8,600	49
	Xebio Holdings Co. Ltd.	7,400	49
	Takamiya Co. Ltd.	14,800	49
	Taki Chemical Co. Ltd.	2,200	47
	Ohara Inc.	5,800	47
	Optorun Co. Ltd.	4,100	47
	Tokyo Rakutenchi Co. Ltd.	1,000	45
*	CHIMNEY Co. Ltd.	4,600	45
	S-Pool Inc.	21,565	45
	JDC Corp.	12,200	45
	Tosho Co. Ltd.	7,200	44
	CI Takiron Corp.	10,000	44
	G-7 Holdings Inc.	5,200	44
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	42
	Tokyo Energy & Systems Inc.	6,000	42
	GMO GlobalSign Holdings KK	2,222	42
	Daisyo Corp.	4,500	41
	Digital Holdings Inc.	4,895	41
	ValueCommerce Co. Ltd.	4,800	41
	Chuo Spring Co. Ltd.	8,200	40
*	Net Protections Holdings Inc.	33,400	40
	Fukui Computer Holdings Inc.	2,200	39
	Marvelous Inc.	7,600	39
	Tomoku Co. Ltd.	2,400	39
	Chori Co. Ltd.	1,900	38
	Hito Communications Holdings Inc.	4,700	38
	Mirai Industry Co. Ltd.	1,200	38
	Artnature Inc.	7,000	37
[1]	Kitanotatsujin Corp.	22,900	36
	Iseki & Co. Ltd.	4,400	35
	Medical Data Vision Co. Ltd.	7,900	35
	Pole To Win Holdings Inc.	10,300	35
	Ebase Co. Ltd.	7,100	35
	JBCC Holdings Inc.	1,300	34
	Shinagawa Refractories Co. Ltd.	2,500	34
	Tsutsumi Jewelry Co. Ltd.	2,300	33
	IR Japan Holdings Ltd.	3,100	33
	MedPeer Inc.	6,711	32
*	FDK Corp.	6,800	31
	Genki Sushi Co. Ltd.	1,131	31
	JSP Corp.	2,300	30
	Nakayama Steel Works Ltd.	5,000	30
*	Gurunavi Inc.	16,000	29
	MTI Ltd.	7,000	28
*,1	Open Door Inc.	4,800	28
	Cleanup Corp.	5,000	26
*,1	Sourcenext Corp.	24,700	25
	Gecoss Corp.	3,200	25
	Hokuetsu Industries Co. Ltd.	1,400	25
	Itoki Corp.	2,400	24
*	Atrae Inc.	5,000	24
	Oro Co. Ltd.	1,142	23
	I-PEX Inc.	1,800	22

		Shares	Market Value ($000)
	Direct Marketing MiX Inc.	7,200	21
	Japan Medical Dynamic Marketing Inc.	3,957	20
	Inui Global Logistics Co. Ltd.	2,647	20
	Robot Home Inc.	15,300	18
*	Akebono Brake Industry Co. Ltd.	21,900	17
	Fibergate Inc.	2,603	17
	Kamakura Shinsho Ltd.	3,700	16
*	Media Do Co. Ltd.	1,830	16
*	Right On Co. Ltd.	5,100	14
	Tess Holdings Co. Ltd.	4,400	14
*	TerraSky Co. Ltd.	1,312	13
	Raccoon Holdings Inc.	2,681	12
*	Gunosy Inc.	1,500	7
	Linical Co. Ltd.	1,300	5
			2,719,514
Kuwait (0.1%)
	National Bank of Kuwait SAKP	4,267,478	13,588
	Kuwait Finance House KSCP	5,113,884	12,818
	Mobile Telecommunications Co. KSCP	1,376,767	2,353
*	Agility Public Warehousing Co. KSC	902,851	1,699
	Boubyan Bank KSCP	824,021	1,642
	Gulf Bank KSCP	1,061,973	1,000
	Mabanee Co. KPSC	345,357	865
	National Industries Group Holding SAK	921,145	714
	Humansoft Holding Co. KSC	60,694	678
	Warba Bank KSCP	719,966	442
*	Kuwait Projects Co. Holding KSCP	1,240,897	439
	Boubyan Petrochemicals Co. KSCP	185,530	359
	Integrated Holding Co. KCSC	194,892	339
	Kuwait Telecommunications Co.	172,303	330
	Kuwait International Bank KSCP	600,012	315
	Burgan Bank SAK	493,962	308
	Boursa Kuwait Securities Co. KPSC	45,883	303
	Salhia Real Estate Co. KSCP	196,457	280
	Jazeera Airways Co. KSCP	48,664	180
*	National Real Estate Co. KPSC	540,105	140
*	Alimtiaz Investment Group KSC	502,896	91
	Al Ahli Bank of Kuwait KSCP	78,256	64
			38,947
Malaysia (0.2%)
	Malayan Banking Bhd.	4,172,981	8,162
	Public Bank Bhd.	8,138,030	7,544
	CIMB Group Holdings Bhd.	4,494,152	5,919
	Tenaga Nasional Bhd.	2,144,274	4,858
	Petronas Chemicals Group Bhd.	1,597,589	2,283
	Ihh Healthcare Bhd.	1,689,320	2,180
	Press Metal Aluminium Holdings Bhd.	2,117,260	2,119
	CELCOMDIGI Bhd.	2,290,800	2,052
	Sime Darby Plantation Bhd.	2,024,775	1,888
	Petronas Gas Bhd.	429,500	1,610
	MISC Bhd.	994,721	1,544
	Hong Leong Bank Bhd.	360,300	1,462
	Axiata Group Bhd.	2,504,351	1,443
	Kuala Lumpur Kepong Bhd.	305,000	1,430
	Gamuda Bhd.	1,324,400	1,413
	IOI Corp. Bhd.	1,559,240	1,315
	YTL Corp. Bhd.	2,646,612	1,305

		Shares	Market Value ($000)
	YTL Power International Bhd.	1,486,600	1,287
	Maxis Bhd.	1,594,600	1,280
	RHB Bank Bhd.	1,047,650	1,239
	Inari Amertron Bhd.	1,844,275	1,235
	Genting Bhd.	1,202,800	1,198
	Sime Darby Bhd.	2,256,875	1,158
	AMMB Holdings Bhd.	1,284,300	1,150
	PPB Group Bhd.	375,940	1,148
	Malaysia Airports Holdings Bhd.	627,900	1,021
	IJM Corp. Bhd.	1,974,620	932
	Nestle Malaysia Bhd.	35,200	889
	Dialog Group Bhd.	2,279,748	882
	Telekom Malaysia Bhd.	645,500	807
	Genting Malaysia Bhd.	1,395,000	795
	QL Resources Bhd.	592,690	730
	TIME dotCom Bhd.	613,900	713
	Petronas Dagangan Bhd.	155,400	700
	Yinson Holdings Bhd.	1,277,120	694
	KPJ Healthcare Bhd.	1,748,200	595
*	Hartalega Holdings Bhd.	995,100	576
*	Top Glove Corp. Bhd.	2,903,100	570
	Fraser & Neave Holdings Bhd.	83,300	487
	Bursa Malaysia Bhd.	301,750	478
	HAP Seng Consolidated Bhd.	484,900	478
	My EG Services Bhd.	2,904,500	478
	Hong Leong Financial Group Bhd.	131,542	457
	Alliance Bank Malaysia Bhd.	622,400	451
[2]	MR DIY Group M Bhd.	1,473,450	430
	Frontken Corp. Bhd.	533,400	389
	Kossan Rubber Industries Bhd.	869,600	377
	United Plantations Bhd.	89,000	372
	CTOS Digital Bhd.	1,210,400	360
	Axis REIT	812,000	306
	BerMaz Auto Bhd.	575,020	297
*	D&O Green Technologies Bhd.	387,200	278
	Malaysian Pacific Industries Bhd.	47,200	269
	Scientex Bhd.	313,200	265
*	Berjaya Corp. Bhd.	3,770,560	246
	Pentamaster Corp. Bhd.	286,500	244
*	Chin Hin Group Bhd.	330,800	241
*	Bumi Armada Bhd.	2,007,550	237
	VS Industry Bhd.	1,525,200	232
	SP Setia Bhd. Group	1,141,200	216
	Malaysia Building Society Bhd.	1,361,200	211
*	Greatech Technology Bhd.	218,100	210
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	204
	British American Tobacco Malaysia Bhd.	94,900	182
	UEM Sunrise Bhd.	780,000	169
	Hibiscus Petroleum Bhd.	300,760	168
	Malaysian Resources Corp. Bhd.	1,216,600	167
	FGV Holdings Bhd.	539,000	163
*	Velesto Energy Bhd.	2,852,563	156
	Supermax Corp. Bhd.	719,433	142
*	UWC Bhd.	206,100	138
	Padini Holdings Bhd.	151,000	113
*,2	Lotte Chemical Titan Holding Bhd.	424,800	108
	DRB-Hicom Bhd.	333,800	95
*	Dagang NeXchange Bhd.	1,278,800	91

		Shares	Market Value ($000)
	Sports Toto Bhd.	283,099	89
*	PMB Technology Bhd.	123,723	66
	Cahya Mata Sarawak Bhd.	244,700	54
	Astro Malaysia Holdings Bhd.	557,587	42
	WCT Holdings Bhd.	339,641	39
	Heineken Malaysia Bhd.	4,555	23
			78,344
Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV Class O	1,663,103	16,916
	Fomento Economico Mexicano SAB de CV	1,058,466	14,355
	Wal-Mart de Mexico SAB de CV	2,939,259	12,144
	America Movil SAB de CV Series B	13,223,075	11,947
	Grupo Mexico SAB de CV Series B	1,826,283	9,423
*	Cemex SAB de CV	8,925,902	7,416
	Grupo Bimbo SAB de CV Series A	1,236,600	5,641
	Grupo Aeroportuario del Pacifico SAB de CV Class B	222,030	3,457
	Grupo Aeroportuario del Sureste SAB de CV Class B	113,861	3,319
*	Grupo Financiero Inbursa SAB de CV Class O	1,107,000	3,270
	Arca Continental SAB de CV	253,500	2,880
	Coca-Cola Femsa SAB de CV	296,660	2,824
	Fibra Uno Administracion SA de CV	1,603,873	2,727
	Grupo Bimbo SAB de CV Series A1	252,867	2,371
	Grupo Elektra SAB de CV	33,034	2,214
	Gruma SAB de CV Class B	112,940	2,114
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,856
	Grupo Comercial Chedraui SA de CV	254,059	1,717
	Alfa SAB de CV Class A	2,059,400	1,620
[2]	Banco del Bajio SA	425,238	1,618
	Prologis Property Mexico SA de CV	362,221	1,493
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,442
	Regional SAB de CV	135,400	1,257
	Promotora y Operadora de Infraestructura SAB de CV	122,906	1,209
	GCC SAB de CV	99,200	1,146
*	Alsea SAB de CV	290,800	1,136
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	1,110
	Orbia Advance Corp. SAB de CV	512,958	1,023
	TF Administradora Industrial S de RL de CV	473,746	1,015
	Qualitas Controladora SAB de CV	87,764	970
*	Industrias Penoles SAB de CV	71,778	944
	El Puerto de Liverpool SAB de CV Class C1	118,800	834
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	819
	Grupo Televisa SAB Series CPO	1,334,134	805
[2]	FIBRA Macquarie Mexico	414,800	796
	Gentera SAB de CV	525,200	714
	La Comer SAB de CV	270,574	635
	Bolsa Mexicana de Valores SAB de CV	274,000	555
	Becle SAB de CV	286,000	533
*,2	Grupo Traxion SAB de CV	280,535	512
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	621,400	497
	Megacable Holdings SAB de CV	146,462	377
*,2	Nemak SAB de CV	1,469,999	358
*	Sitios Latinoamerica SAB de CV	922,809	346
	Genomma Lab Internacional SAB de CV Class B	388,063	318
	Concentradora Fibra Danhos SA de CV	111,508	135
	Alpek SAB de CV	188,017	127
	Grupo Rotoplas SAB de CV	71,921	116
			131,051

		Shares	Market Value ($000)
Netherlands (1.1%)
	ASML Holding NV	226,513	196,520
	ING Groep NV	2,064,112	29,328
	Prosus NV	873,023	25,821
*,2	Adyen NV	16,983	21,300
	Wolters Kluwer NV	141,004	20,786
	Heineken NV	161,798	16,276
	Koninklijke Ahold Delhaize NV	558,925	15,719
	ASM International NV	26,817	14,863
	Universal Music Group NV	430,267	12,683
	DSM-Firmenich AG	100,547	10,631
	Koninklijke Philips NV	452,799	9,579
	ArcelorMittal SA	284,074	7,823
	Akzo Nobel NV	99,464	7,640
	BE Semiconductor Industries NV	44,817	6,735
	NN Group NV	158,465	6,495
	Koninklijke KPN NV	1,902,481	6,472
	Heineken Holding NV	73,910	6,202
	Aegon Ltd.	995,326	5,872
	EXOR NV	56,948	5,510
*	Qiagen NV	121,942	5,291
	IMCD NV	34,089	5,203
	ASR Nederland NV	82,485	3,887
	Randstad NV	61,499	3,497
[2]	ABN AMRO Bank NV	213,370	3,140
	Arcadis NV	41,030	2,253
[2]	Signify NV	71,909	2,156
	Aalberts NV	52,699	2,096
*	InPost SA	118,134	1,774
	JDE Peet's NV	65,177	1,609
	OCI NV	53,613	1,531
*,2	Just Eat Takeaway.com NV	93,652	1,414
	Allfunds Group plc	183,774	1,318
	Koninklijke Vopak NV	36,924	1,153
	SBM Offshore NV	90,405	1,151
*	Fugro NV	60,279	1,113
*,1	Galapagos NV	28,777	1,079
[2]	CTP NV	54,036	922
	TKH Group NV	21,594	870
*,2	Basic-Fit NV	27,444	795
*,1,2	Alfen NV	12,865	778
	APERAM SA	22,041	679
	Corbion NV	33,842	655
	Van Lanschot Kempen NV	19,828	597
	Eurocommercial Properties NV	25,151	563
	Wereldhave NV	26,723	400
	Koninklijke BAM Groep NV	130,608	361
	NSI NV	15,668	335
	AMG Critical Materials NV	15,733	334
	PostNL NV	207,848	303
	Sligro Food Group NV	19,031	296
*,2	Just Eat Takeaway.com NV (XLON)	16,170	244
*	TomTom NV	34,247	232
	Brunel International NV	20,680	230
	Vastned Retail NV	10,192	225
	Flow Traders Ltd.	12,164	218
[2]	B&S Group Sarl	6,809	28

		Shares	Market Value ($000)
*,1	Ebusco Holding NV	4,525	20
			475,005
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	346,154	5,000
	Auckland International Airport Ltd.	772,998	3,981
	Spark New Zealand Ltd.	1,001,326	3,249
	Infratil Ltd.	455,003	2,935
	Meridian Energy Ltd.	672,981	2,280
	Contact Energy Ltd.	445,291	2,195
	EBOS Group Ltd.	93,903	2,150
	Mainfreight Ltd.	44,776	1,960
	Mercury NZ Ltd.	379,901	1,567
*	a2 Milk Co. Ltd.	446,696	1,406
	Chorus Ltd.	248,139	1,206
*	Ryman Healthcare Ltd.	338,359	1,175
	Fletcher Building Ltd.	426,263	1,175
	Summerset Group Holdings Ltd.	139,748	937
	Goodman Property Trust	575,791	787
	Freightways Group Ltd.	105,864	547
	Kiwi Property Group Ltd.	1,021,980	543
	Precinct Properties Group	675,233	513
	Genesis Energy Ltd.	322,597	499
	SKYCITY Entertainment Group Ltd.	397,584	459
	Vital Healthcare Property Trust	312,625	424
	Air New Zealand Ltd.	830,223	322
	Argosy Property Ltd.	433,607	307
	Vector Ltd.	132,396	303
	Heartland Group Holdings Ltd.	354,236	300
	Stride Property Group	344,664	299
	SKY Network Television Ltd.	112,768	193
	Scales Corp. Ltd.	90,087	183
	Oceania Healthcare Ltd.	327,119	140
*	Synlait Milk Ltd.	34,256	17
			37,052
Norway (0.2%)
	Equinor ASA	515,478	14,752
	DNB Bank ASA	585,180	11,376
	Mowi ASA	264,988	4,770
	Aker BP ASA	176,839	4,694
	Norsk Hydro ASA	784,256	4,596
	Telenor ASA	353,011	3,911
	Orkla ASA	430,979	3,376
	Yara International ASA	97,235	3,214
	Kongsberg Gruppen ASA	42,261	2,154
	Storebrand ASA	228,232	2,052
	Salmar ASA	36,608	2,032
	Subsea 7 SA	132,866	1,791
	Bakkafrost P/F	30,000	1,675
*	Adevinta ASA	151,717	1,624
	Schibsted ASA Class B	54,068	1,549
	Gjensidige Forsikring ASA	93,383	1,502
	Schibsted ASA Class A	42,619	1,307
	TOMRA Systems ASA	128,268	1,288
	SpareBank 1 SR-Bank ASA	101,213	1,227
	SpareBank 1 SMN	86,574	1,179
*	Nordic Semiconductor ASA	109,824	1,103
	Borregaard ASA	56,681	964

		Shares	Market Value ($000)
	Hafnia Ltd.	132,527	964
	Var Energi ASA	308,642	895
	Aker ASA Class A	12,925	768
	Borr Drilling Ltd.	122,192	757
*,2	AutoStore Holdings Ltd.	404,343	738
	TGS ASA	73,210	713
	Protector Forsikring ASA	37,325	669
	Leroy Seafood Group ASA	160,405	644
[2]	Europris ASA	84,603	634
	Wallenius Wilhelmsen ASA	62,865	611
	Atea ASA	42,801	570
[2]	BW LPG Ltd.	45,242	557
	Aker Solutions ASA	140,416	521
	Stolt-Nielsen Ltd.	13,940	521
	FLEX LNG Ltd.	16,706	498
	Hoegh Autoliners ASA	48,585	488
*	NEL ASA	943,855	471
[2]	Scatec ASA	61,320	456
*,2	Crayon Group Holding ASA	51,018	429
	Veidekke ASA	45,632	416
	DNO ASA	463,294	406
[2]	Elkem ASA	194,024	403
[2]	Entra ASA	35,351	386
	MPC Container Ships ASA	239,008	359
	Austevoll Seafood ASA	43,237	313
	Wilh Wilhelmsen Holding ASA Class A	6,785	237
	Sparebank 1 Oestlandet	18,165	211
*	Aker Carbon Capture ASA	203,126	200
	Hexagon Composites ASA	82,358	184
	Grieg Seafood ASA	26,579	167
	Bonheur ASA	7,412	152
*	BW Energy Ltd.	47,294	124
	BW Offshore Ltd.	39,903	91
*	Aker Horizons ASA	29,863	13
			87,702
Pakistan (0.0%)
	Lucky Cement Ltd.	120,498	316
	Oil & Gas Development Co. Ltd.	428,242	207
	Engro Corp. Ltd.	173,226	197
	Fauji Fertilizer Co. Ltd.	469,991	191
	Hub Power Co. Ltd.	384,498	157
	Systems Ltd.	111,174	156
	Habib Bank Ltd.	345,659	138
	Pakistan Petroleum Ltd.	260,712	107
	Pakistan State Oil Co. Ltd.	171,596	101
	Pakistan Oilfields Ltd.	53,810	84
	Millat Tractors Ltd.	44,227	83
	Engro Fertilizers Ltd.	189,840	83
	United Bank Ltd.	95,600	62
*	TRG Pakistan	249,819	62
			1,944
Philippines (0.1%)
	SM Prime Holdings Inc.	6,087,350	3,703
	Bdo Unibank Inc.	1,353,702	3,485
	International Container Terminal Services Inc.	608,810	2,633
	Ayala Land Inc.	4,281,000	2,587
	Bank of The Philippines Islands	1,118,806	2,192

		Shares	Market Value ($000)
	Ayala Corp.	179,945	2,168
	PLDT Inc.	50,085	1,133
	JG Summit Holdings Inc.	1,637,123	1,114
	Jollibee Foods Corp.	241,810	1,091
	Metropolitan Bank & Trust Co.	1,030,859	1,044
	Universal Robina Corp.	488,300	968
	Manila Electric Co.	142,505	917
	GT Capital Holdings Inc.	57,715	683
[2]	Monde Nissin Corp.	4,179,000	653
	Globe Telecom Inc.	19,369	598
	Emperador Inc.	1,618,400	591
	San Miguel Corp.	263,830	506
	DMCI Holdings Inc.	2,550,100	487
*	Bloomberry Resorts Corp.	2,414,100	480
	Security Bank Corp.	332,920	420
*	Cebu Air Inc.	712,440	414
	Century Pacific Food Inc.	702,400	411
	Alliance Global Group Inc.	1,855,200	374
	ACEN Corp.	4,479,188	338
	Semirara Mining & Power Corp.	591,836	325
	LT Group Inc.	1,831,100	309
	AREIT Inc.	526,000	304
	Wilcon Depot Inc.	747,100	291
	Robinson's Land Corp.	899,361	255
	Puregold Price Club Inc.	511,480	252
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	218
	Manila Water Co. Inc.	594,600	190
	Megaworld Corp.	4,417,900	154
	First Gen Corp.	286,238	93
	D&L Industries Inc.	751,700	85
			31,466
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	489,842	6,215
	ORLEN SA	335,520	5,232
	Powszechny Zaklad Ubezpieczen SA	317,879	3,827
	Bank Polska Kasa Opieki SA	87,105	3,351
*,2	Dino Polska SA	27,486	2,966
	KGHM Polska Miedz SA	88,067	2,454
	LPP SA	625	2,429
	Santander Bank Polska SA	19,650	2,380
*,2	Allegro.eu SA	302,118	2,281
*	Alior Bank SA	65,579	1,233
	KRUK SA	9,690	1,097
*	PGE Polska Grupa Energetyczna SA	515,663	1,086
	CD Projekt SA	37,534	980
*	mBank SA	7,012	932
	Grupa Kety SA	5,269	896
	Orange Polska SA	415,849	888
*	Bank Millennium SA	335,488	702
	Asseco Poland SA	31,073	566
*	Tauron Polska Energia SA	581,627	532
*	Pepco Group NV	76,976	421
	Bank Handlowy w Warszawie SA	15,710	405
*	CCC SA	27,798	404
*	Enea SA	142,764	339
*	Jastrzebska Spolka Weglowa SA	31,151	336
*	Cyfrowy Polsat SA	96,348	261
*	AmRest Holdings SE	34,400	226

		Shares	Market Value ($000)
	Warsaw Stock Exchange	14,040	154
*	Grupa Azoty SA	18,927	113
			42,706
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,745,063	7,784
	Galp Energia SGPS SA	283,871	4,469
	Jeronimo Martins SGPS SA	152,944	3,478
	EDP Renovaveis SA	160,641	2,601
*	Banco Comercial Portugues SA Class R	4,841,376	1,408
	NOS SGPS SA	259,436	918
	REN - Redes Energeticas Nacionais SGPS SA	197,664	486
	Sonae SGPS SA	501,344	485
	Navigator Co. SA	112,017	461
	CTT-Correios de Portugal SA	84,886	337
*	Greenvolt-Energias Renovaveis SA	33,724	294
	Corticeira Amorim SGPS SA	20,927	214
	Altri SGPS SA	31,778	155
	Mota-Engil SGPS SA	20,856	120
	Semapa-Sociedade de Investimento e Gestao	5,989	93
			23,303
Qatar (0.1%)
	Qatar National Bank QPSC	2,555,057	10,868
	Qatar Islamic Bank SAQ	1,050,862	5,620
	Industries Qatar QSC	907,918	2,986
	Commercial Bank PSQC	1,944,588	2,801
	Masraf Al Rayan QSC	3,499,866	2,257
	Qatar International Islamic Bank QSC	695,236	1,990
	Qatar Navigation QSC	583,045	1,654
	Qatar Gas Transport Co. Ltd.	1,596,055	1,520
	Qatar Fuel QSC	346,556	1,493
	Ooredoo QPSC	461,773	1,356
	Qatar Electricity & Water Co. QSC	276,718	1,316
	Mesaieed Petrochemical Holding Co.	2,521,714	1,163
	Dukhan Bank	956,612	1,028
	Barwa Real Estate Co.	1,118,388	884
	Doha Bank QPSC	1,482,769	693
	Qatar Aluminum Manufacturing Co.	1,449,416	509
	Vodafone Qatar QSC	803,696	419
	Gulf International Services QSC	464,828	359
	Al Meera Consumer Goods Co. QSC	71,449	253
	United Development Co. QSC	853,995	243
*	Ezdan Holding Group QSC	889,166	198
			39,610
Romania (0.0%)
	Banca Transilvania SA	386,516	2,089
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,222
	OMV Petrom SA	9,464,459	1,191
	Societatea Nationala Nuclearelectrica SA	32,736	350
	One United Properties SA	1,062,086	231
*	MED Life SA	240,516	209
*	Teraplast SA	521,432	66
			5,358
Russia (0.0%)
*,3	Inter Rao Ues PJSC	21,942,572	—
[3]	MMC Norilsk Nickel PJSC ADR	41,515	—
*,3	Sberbank of Russia PJSC	4,728,611	—

		Shares	Market Value ($000)
*,3	Mobile TeleSystems PJSC ADR	8,900	—
*,3	Moscow Exchange MICEX-RTS PJSC	658,425	—
*,3	MMC Norilsk Nickel PJSC	19,363	—
*,3	LUKOIL PJSC ADR	7,567	—
*,3	Gazprom PJSC ADR	313,870	—
*,3	Surgutneftegas PJSC ADR	47,140	—
*,3	Tatneft PJSC ADR	54,709	—
*,3	Alrosa PJSC	1,231,670	—
*,3	PhosAgro PJSC (MISX)	15,783	—
*,2,3	Detsky Mir PJSC	260,150	—
*,3	United Co. Rusal International	1,172,328	—
*,3	Unipro PJSC	4,599,900	—
*,3	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	13,233	—
*,3	Raspadskaya OJSC	42,160	—
*,3	TGC-1 PJSC	1,082,800,000	—
*,3	RusHydro PJSC	48,994,242	—
*,3	Aeroflot PJSC	460,151	—
*,3	Rostelecom PJSC	423,403	—
*,3	Mechel PJSC	111,128	—
*,3	Tatneft PJSC	225,781	—
*,3	LSR Group PJSC	8,952	—
*,3	Novolipetsk Steel PJSC	493,984	—
*,3	Mobile TeleSystems PJSC	325,942	—
*,3	Magnit PJSC	21,158	—
*,3	Novatek PJSC	475,632	—
*,3	Gazprom PJSC	4,172,369	—
*,3	Mosenergo PJSC	4,418,467	—
*,3	Federal Grid Co. - Rosseti PJSC	169,995,138	—
*,3	Lukoil PJSC	169,538	—
*,3	M Video PJSC	64,788	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	2,095,416,403	—
*,3	EL5-ENERO PJSC	10,241,000	—
*,3	Sistema PJSFC	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Surgutneftegas PJSC	3,687,540	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Samolet Group	3,481	—
*,3	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,3	IDGC of Centre and Volga Region PJSC	41,250,000	—
*,3	Cherkizovo Group PJSC	224	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,126,175	25,140
	Saudi National Bank	1,674,878	18,088
[2]	Saudi Arabian Oil Co.	1,780,299	14,502
	Saudi Telecom Co.	1,025,437	11,158
	Saudi Basic Industries Corp.	511,212	10,597
*	Saudi Arabian Mining Co.	702,955	8,675
	Riyad Bank	836,921	6,317
	Alinma Bank	566,212	6,236
	Saudi Awwal Bank	544,044	5,197

		Shares	Market Value ($000)
	ACWA Power Co.	76,148	4,862
	SABIC Agri-Nutrients Co.	132,772	4,527
	Dr Sulaiman Al Habib Medical Services Group Co.	47,729	3,690
	Banque Saudi Fransi	338,876	3,604
	Elm Co.	14,814	3,556
	Bank AlBilad	290,049	3,439
	Etihad Etisalat Co.	220,577	3,066
	Arab National Bank	369,882	2,460
	Bupa Arabia for Cooperative Insurance Co.	42,871	2,360
	Saudi Electricity Co.	451,823	2,280
	Almarai Co. JSC	142,572	2,170
	Savola Group	154,270	1,848
	Mouwasat Medical Services Co.	57,252	1,809
	Sahara International Petrochemical Co.	201,890	1,690
	Yanbu National Petrochemical Co.	146,585	1,499
	Saudi Tadawul Group Holding Co.	26,498	1,459
	Co. for Cooperative Insurance	41,668	1,361
	Jarir Marketing Co.	327,500	1,330
*	Bank Al-Jazira	243,074	1,306
	Arabian Internet & Communications Services Co.	14,822	1,293
	Saudi Investment Bank	289,938	1,204
	Saudi Industrial Investment Group	209,456	1,132
*	Dar Al Arkan Real Estate Development Co.	315,938	1,092
	Saudi Aramco Base Oil Co.	27,242	1,058
*	Saudi Kayan Petrochemical Co.	428,866	1,048
*	Saudi Research & Media Group	18,812	1,040
*	Seera Group Holding	129,743	1,023
	Dallah Healthcare Co.	22,635	997
	Mobile Telecommunications Co. Saudi Arabia	275,878	981
	Aldrees Petroleum and Transport Services Co.	22,038	948
	Abdullah Al Othaim Markets Co.	253,510	927
	Riyadh Cables Group Co.	32,873	923
	Nahdi Medical Co.	22,602	848
	Saudia Dairy & Foodstuff Co.	8,576	823
	Al Hammadi Holding	49,256	803
	Advanced Petrochemical Co.	77,019	781
	Leejam Sports Co. JSC	15,151	780
	Saudi Airlines Catering Co.	25,356	779
	Power & Water Utility Co. for Jubail & Yanbu	43,801	722
*	National Agriculture Development Co.	87,369	695
	Arabian Drilling Co.	14,428	645
	Astra Industrial Group	18,575	639
	National Medical Care Co.	12,250	619
	Arabian Centres Co. Ltd.	107,522	582
*	Middle East Healthcare Co.	21,706	577
*	National Industrialization Co. Class C	182,812	569
	Arabian Contracting Services Co.	8,162	565
	Al-Dawaa Medical Services Co.	18,308	561
*	Rabigh Refining & Petrochemical Co.	230,070	560
	Saudi Cement Co.	42,890	551
*	Saudi Ground Services Co.	49,207	546
	United Electronics Co.	21,699	515
*	Emaar Economic City	207,358	439
	Yamama Cement Co.	50,972	413
	United International Transportation Co.	18,517	409
	Qassim Cement Co.	25,752	405
	Southern Province Cement Co.	37,373	385
	National Gas & Industrialization Co.	19,590	356

		Shares	Market Value ($000)
	Al Masane Al Kobra Mining Co.	23,180	333
	Yanbu Cement Co.	38,524	313
	BinDawood Holding Co.	175,250	308
*	Saudi Real Estate Co.	63,454	306
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	302
	Saudi Chemical Co. Holding	222,770	275
*	Al Rajhi Co. for Co-operative Insurance	16,198	273
	City Cement Co.	56,779	266
	Bawan Co.	20,681	262
	Arriyadh Development Co.	37,972	222
	Eastern Province Cement Co.	22,602	215
	Northern Region Cement Co.	76,004	203
	Arabian Cement Co.	23,203	192
	Saudi Ceramic Co.	25,479	177
*	Methanol Chemicals Co.	25,649	127
*	Saudi Public Transport Co.	22,688	122
*	Zamil Industrial Investment Co.	17,264	118
*	Sinad Holding Co	28,158	95
*	Al Jouf Cement Co.	26,022	82
	Hail Cement Co.	26,297	81
	Najran Cement Co.	28,468	78
*	Fawaz Abdulaziz Al Hokair & Co.	14,094	63
	Herfy Food Services Co.	7,093	61
*	Tabuk Cement Co.	15,173	53
			187,986
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,036,078	24,540
	Oversea-Chinese Banking Corp. Ltd.	2,011,438	19,240
	United Overseas Bank Ltd.	694,500	14,639
	Singapore Telecommunications Ltd.	4,437,000	7,918
	CapitaLand Ascendas REIT	2,244,913	4,865
	CapitaLand Integrated Commercial Trust	2,906,617	4,333
	Keppel Corp. Ltd.	794,013	4,219
	Singapore Airlines Ltd.	751,036	3,728
	Capitaland Investment Ltd.	1,484,400	3,259
	Singapore Exchange Ltd.	449,010	3,135
	Wilmar International Ltd.	1,206,537	2,954
	Genting Singapore Ltd.	3,410,300	2,561
	Singapore Technologies Engineering Ltd.	866,100	2,400
	Sembcorp Industries Ltd.	505,431	2,127
	Mapletree Logistics Trust	1,784,315	2,052
	Mapletree Industrial Trust	1,082,692	1,972
*	Seatrium Ltd.	22,568,471	1,675
	City Developments Ltd.	359,000	1,629
	Venture Corp. Ltd.	141,600	1,411
	Mapletree Pan Asia Commercial Trust	1,197,059	1,296
	Frasers Logistics & Commercial Trust	1,555,376	1,295
	ComfortDelGro Corp. Ltd.	1,166,300	1,213
	UOL Group Ltd.	257,255	1,195
	Suntec REIT	1,200,700	1,061
	Jardine Cycle & Carriage Ltd.	54,888	1,059
	Frasers Centrepoint Trust	609,452	1,042
	NetLink NBN Trust	1,608,800	1,013
*	SATS Ltd.	480,336	981
	Keppel REIT	1,404,690	966
	CapitaLand Ascott Trust	1,340,015	955
	Keppel DC REIT	702,988	883
	ESR-LOGOS REIT	3,671,580	848

		Shares	Market Value ($000)
	Keppel Infrastructure Trust	2,207,766	830
	Parkway Life REIT	247,986	650
	Lendlease Global Commercial REIT	1,127,814	528
	iFAST Corp. Ltd.	95,400	523
	PARAGON REIT	703,313	458
	Sheng Siong Group Ltd.	381,500	443
	Capitaland India Trust	556,590	435
	Hutchison Port Holdings Trust	2,735,500	410
	Olam Group Ltd.	607,300	404
	CDL Hospitality Trusts	523,279	401
	Starhill Global REIT	1,044,000	400
	Far East Hospitality Trust	820,200	397
	AIMS APAC REIT	383,363	374
	CapitaLand China Trust	599,068	372
	Raffles Medical Group Ltd.	493,400	371
	Bumitama Agri Ltd.	787,700	360
	AEM Holdings Ltd.	175,500	349
	First Resources Ltd.	293,100	323
	Singapore Post Ltd.	1,025,300	313
	StarHub Ltd.	384,200	303
	OUE Commercial REIT	1,210,175	256
	Cromwell European REIT	166,820	252
	Digital Core REIT Management Pte. Ltd.	391,500	252
	UMS Holdings Ltd.	215,800	205
	First REIT	1,043,136	202
	SIA Engineering Co. Ltd.	98,500	168
	Riverstone Holdings Ltd.	320,000	166
	Keppel Pacific Oak US REIT	462,700	129
	Hour Glass Ltd.	111,400	127
*	Yoma Strategic Holdings Ltd.	1,458,800	68
	Prime US REIT	383,400	63
	Manulife US REIT	783,584	47
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $320)	30,534	45
*	COSCO Shipping International Singapore Co. Ltd.	379,700	39
	Nanofilm Technologies International Ltd.	74,400	38
	Silverlake Axis Ltd.	142,579	28
*,1,3	Ezra Holdings Ltd.	344,056	3
*,3	Eagle Hospitality Trust	242,300	—
			133,196
South Africa (0.3%)
	Naspers Ltd. Class N	106,449	17,854
	FirstRand Ltd.	2,893,028	10,478
	Standard Bank Group Ltd.	780,293	8,307
	Gold Fields Ltd.	504,007	7,437
	MTN Group Ltd.	1,051,630	5,349
	Capitec Bank Holdings Ltd.	48,110	5,124
	Bid Corp. Ltd.	196,153	4,747
	Anglogold Ashanti plc	244,903	4,383
	Shoprite Holdings Ltd.	277,253	4,018
	Absa Group Ltd.	458,903	4,007
	Sanlam Ltd.	992,511	3,788
	Nedbank Group Ltd.	259,242	3,010
	Sasol Ltd.	338,297	2,938
	Bidvest Group Ltd.	193,638	2,547
	Remgro Ltd.	283,325	2,381
	Aspen Pharmacare Holdings Ltd.	224,127	2,317
	Discovery Ltd.	299,345	2,213
[1]	Clicks Group Ltd.	134,372	2,160

		Shares	Market Value ($000)
	NEPI Rockcastle NV	296,526	1,995
	Harmony Gold Mining Co. Ltd.	307,674	1,923
	Woolworths Holdings Ltd.	514,024	1,907
	Sibanye Stillwater Ltd.	1,577,837	1,902
	Reinet Investments SCA	75,135	1,880
	Impala Platinum Holdings Ltd.	469,334	1,822
	Vodacom Group Ltd.	334,653	1,666
	Old Mutual Ltd.	2,493,747	1,660
	Northam Platinum Holdings Ltd.	204,034	1,375
	Anglo American Platinum Ltd.	32,196	1,363
	Exxaro Resources Ltd.	130,409	1,299
	Mr Price Group Ltd.	134,314	1,228
	Foschini Group Ltd.	194,024	1,175
	Growthpoint Properties Ltd.	1,835,540	1,163
[2]	Pepkor Holdings Ltd.	1,116,140	1,148
	Outsurance Group Ltd.	485,937	1,086
	Investec Ltd.	156,347	1,032
	Tiger Brands Ltd.	87,155	979
	Kumba Iron Ore Ltd.	30,338	893
	Momentum Metropolitan Holdings	767,927	858
	Redefine Properties Ltd.	3,743,410	830
	Truworths International Ltd.	192,912	803
	AVI Ltd.	179,120	795
*	Multichoice Group	191,162	764
*	SPAR Group Ltd.	126,055	756
	Sappi Ltd.	311,190	741
	Life Healthcare Group Holdings Ltd.	732,028	724
	Motus Holdings Ltd.	127,542	713
	African Rainbow Minerals Ltd.	60,755	600
[1]	Netcare Ltd.	772,623	587
*	Fortress Real Estate Investments Ltd.	628,691	516
	Thungela Resources Ltd.	73,464	470
	Vukile Property Fund Ltd.	502,898	406
	Barloworld Ltd.	100,195	400
	Resilient REIT Ltd.	157,411	396
	Coronation Fund Managers Ltd.	206,818	344
	Santam Ltd.	21,925	339
	Equites Property Fund Ltd.	436,346	335
[1,2]	Dis-chem Pharmacies Ltd.	207,475	334
	Super Group Ltd.	216,350	323
	Hyprop Investments Ltd.	188,081	321
	MAS plc	280,278	278
	Omnia Holdings Ltd.	78,627	272
*	Fortress Real Estate Investments Ltd. Class B	661,747	267
	Pick n Pay Stores Ltd.	208,642	261
	Ninety One Ltd.	117,635	260
	Attacq Ltd.	475,772	251
	Reunert Ltd.	77,073	247
	AECI Ltd.	45,345	244
*	Telkom SA SOC Ltd.	152,632	230
	Sun International Ltd.	95,252	215
	DataTec Ltd.	96,451	211
	DRDGOLD Ltd.	235,199	184
	Burstone Group Ltd.	400,652	184
*	Astral Foods Ltd.	21,408	181
	Curro Holdings Ltd.	249,842	161
	JSE Ltd.	33,129	153
*	KAP Ltd.	1,215,044	145

		Shares	Market Value ($000)
*,1	Transaction Capital Ltd.	288,393	126
	Tsogo Sun Ltd.	148,843	92
			136,871
South Korea (1.2%)
	Samsung Electronics Co. Ltd. (XKRX)	2,733,336	148,521
	SK Hynix Inc.	309,878	31,031
	POSCO Holdings Inc.	41,345	13,118
	NAVER Corp.	81,637	12,174
	Celltrion Inc.	89,346	11,989
	Kia Corp.	141,653	10,881
	Hyundai Motor Co.	72,847	10,596
	Shinhan Financial Group Co. Ltd.	281,945	8,639
	LG Chem Ltd. (XKRX)	26,374	8,553
	Samsung SDI Co. Ltd. (XKRX)	29,388	8,156
	KB Financial Group Inc.	186,084	7,897
	Kakao Corp.	176,771	6,913
*	LG Energy Solution Ltd.	22,779	6,466
*,2	Samsung Biologics Co. Ltd.	10,202	6,422
	Hana Financial Group Inc.	158,996	5,685
	Hyundai Mobis Co. Ltd.	35,409	5,550
	Samsung C&T Corp.	48,293	4,989
	LG Electronics Inc. (XKRX)	61,525	4,289
[1]	Ecopro BM Co. Ltd.	26,026	4,131
[1]	Ecopro Co. Ltd.	10,920	4,073
	KT&G Corp.	56,820	3,859
	Woori Financial Group Inc.	366,279	3,798
	Samsung Fire & Marine Insurance Co. Ltd.	18,534	3,668
	Samsung Electro-Mechanics Co. Ltd.	33,447	3,479
	LG Corp.	49,969	3,068
*	HLB Inc.	60,746	3,064
[1]	POSCO Future M Co. Ltd.	15,965	3,007
*	SK Innovation Co. Ltd.	34,041	2,966
	Meritz Financial Group Inc.	56,020	2,876
*	Doosan Enerbility Co. Ltd.	238,204	2,752
	SK Inc.	19,605	2,687
*	Krafton Inc.	16,391	2,628
	HMM Co. Ltd.	171,893	2,471
	KakaoBank Corp.	119,804	2,435
	Samsung SDS Co. Ltd.	20,306	2,309
*	SK Square Co. Ltd.	55,274	2,147
	Korea Electric Power Corp.	144,086	2,137
	Samsung Life Insurance Co. Ltd.	40,989	2,130
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,027	2,123
	Korea Zinc Co. Ltd.	5,972	2,116
	Hanwha Aerospace Co. Ltd.	19,417	2,005
*	Samsung Heavy Industries Co. Ltd.	360,918	1,967
	HYBE Co. Ltd.	11,471	1,730
	Korean Air Lines Co. Ltd.	102,013	1,715
	KB Financial Group Inc. ADR (XNYS)	39,869	1,685
	DB Insurance Co. Ltd.	25,125	1,657
	Hankook Tire & Technology Co. Ltd.	41,595	1,592
	Industrial Bank of Korea	162,267	1,522
[1]	L&F Co. Ltd.	13,870	1,479
*	Samsung Engineering Co. Ltd.	88,614	1,478
	Korea Aerospace Industries Ltd.	39,190	1,477
*	Hanwha Solutions Corp.	57,891	1,438
	Yuhan Corp.	32,022	1,415
	Amorepacific Corp.	15,862	1,399

		Shares	Market Value ($000)
	NCSoft Corp.	9,398	1,387
	Hyundai Glovis Co. Ltd.	10,367	1,357
	Coway Co. Ltd.	32,664	1,355
[1]	Posco DX Co. Ltd.	29,436	1,254
*	CosmoAM&T Co. Ltd.	12,451	1,231
	HD Hyundai Co. Ltd.	22,665	1,208
	Korea Investment Holdings Co. Ltd.	25,578	1,174
	S-Oil Corp.	23,011	1,170
	Hyundai Engineering & Construction Co. Ltd.	44,303	1,147
	Hyundai Steel Co.	45,148	1,131
	Hanmi Pharm Co. Ltd.	4,634	1,124
	Hanmi Semiconductor Co. Ltd.	25,770	1,124
	LG Innotek Co. Ltd.	7,826	1,116
	LG Display Co. Ltd.	127,530	1,108
*	SK Biopharmaceuticals Co. Ltd.	15,913	1,105
*	Alteogen Inc.	18,994	1,097
	LG H&H Co. Ltd. (XKRX)	4,615	1,046
	Lotte Chemical Corp.	10,586	1,035
	Doosan Bobcat Inc.	26,486	1,009
	Posco International Corp.	25,417	998
*	Kum Yang Co. Ltd.	16,784	981
	HD Hyundai Electric Co Ltd.	12,779	979
	CJ CheilJedang Corp. (XKRX)	4,475	977
	Samsung Securities Co. Ltd.	33,931	954
*	Hanwha Ocean Co. Ltd.	57,433	944
	LG Uplus Corp.	121,959	934
	Hanjin Kal Corp.	17,043	934
	Fila Holdings Corp.	30,205	920
	Hotel Shilla Co. Ltd.	20,831	907
	Hyundai Heavy Industries Co. Ltd.	10,578	901
*	Celltrion Pharm Inc.	11,407	869
	JYP Entertainment Corp.	15,420	868
	GS Holdings Corp.	24,674	856
	Kumho Petrochemical Co. Ltd.	8,991	838
*	Hyundai Rotem Co. Ltd.	39,725	838
	LEENO Industrial Inc.	5,543	825
	Orion Corp.Republic of Korea	11,930	825
	Hyundai Marine & Fire Insurance Co. Ltd.	31,908	810
	BNK Financial Group Inc.	143,194	805
	Mirae Asset Securities Co. Ltd.	133,954	788
*,2	SK IE Technology Co. Ltd.	13,993	776
	NH Investment & Securities Co. Ltd.	89,658	711
[1]	DB HiTek Co. Ltd.	18,856	699
	JB Financial Group Co. Ltd.	80,396	690
	E-MART Inc.	11,201	652
	LS Corp.	9,531	648
	Kangwon Land Inc.	57,100	641
	OCI Holdings Co. Ltd.	8,114	633
	Hansol Chemical Co. Ltd.	4,231	633
*	SK Bioscience Co. Ltd.	13,099	623
[1]	SKC Co. Ltd.	10,566	606
	HPSP Co. Ltd.	17,433	584
	CJ Corp.	8,191	575
	KIWOOM Securities Co. Ltd.	7,824	566
*,1	HLB Life Science Co. Ltd.	47,886	566
	Youngone Corp.	15,613	561
	Hanwha Corp. (XKRX)	27,321	556
	DGB Financial Group Inc.	82,047	554

		Shares	Market Value ($000)
*,2	Netmarble Corp.	12,685	553
	Eo Technics Co. Ltd.	4,302	550
[1]	Hyundai Mipo Dockyard Co. Ltd.	10,819	545
	Cheil Worldwide Inc.	38,524	530
[1]	Soulbrain Co. Ltd.	2,606	525
	HL Mando Co. Ltd.	19,684	517
*	Enchem Co. Ltd.	4,244	515
	NongShim Co. Ltd.	1,810	513
	Koh Young Technology Inc.	39,103	510
	DL E&C Co. Ltd.	16,399	510
	IsuPetasys Co. Ltd.	24,476	500
	Jusung Engineering Co. Ltd.	19,828	490
*	Hanall Biopharma Co. Ltd.	21,177	489
	F&F Co. Ltd.	8,915	473
	Shinsegae Inc.	3,622	467
	Lotte Shopping Co. Ltd.	7,496	461
	CS Wind Corp.	10,815	461
	BGF retail Co. Ltd.	4,319	457
	Dongjin Semichem Co. Ltd.	15,849	456
*	Hanwha Life Insurance Co. Ltd.	200,116	454
*	Rainbow Robotics	4,213	452
	S-1 Corp.	10,560	451
	Hyosung TNC Corp.	1,998	449
	CJ Logistics Corp.	4,399	448
*	Hyosung Heavy Industries Corp.	3,500	448
	Hyundai Wia Corp.	10,205	444
*	SOLUM Co. Ltd.	21,402	439
*	Pearl Abyss Corp.	17,941	438
[1]	LS Electric Co. Ltd.	8,310	437
*,1	LegoChem Biosciences Inc.	11,611	437
	Hanwha Systems Co. Ltd.	37,816	436
[1]	Medytox Inc.	3,003	431
	LIG Nex1 Co. Ltd.	5,464	429
*	Kakao Games Corp.	23,142	423
[1]	POSCO Holdings Inc. (XNYS) ADR	5,414	422
*	Pharmicell Co. Ltd.	98,664	420
	GS Retail Co. Ltd.	25,046	418
*	Kakaopay Corp.	11,810	417
*	Lunit Inc.	9,088	416
	Hyundai Elevator Co. Ltd.	13,632	415
	Hyundai Doosan Infracore Co. Ltd.	71,866	414
	Hanon Systems	88,115	411
	WONIK IPS Co. Ltd.	18,108	409
	Green Cross Holdings Corp.	36,790	407
	Samsung Card Co. Ltd.	16,192	400
	Pan Ocean Co. Ltd.	146,753	400
	SM Entertainment Co. Ltd.	7,005	399
	KCC Corp.	2,168	399
	Hyosung Advanced Materials Corp.	1,626	397
	Hyundai Autoever Corp.	3,593	397
[1]	Hana Micron Inc.	20,818	396
*	Daewoo Engineering & Construction Co. Ltd.	128,480	378
	Sam Chun Dang Pharm Co. Ltd.	7,881	378
*	Kumho Tire Co. Inc.	85,471	378
	Hanmi Science Co. Ltd.	12,822	377
	ISC Co. Ltd.	6,564	377
	Cosmax Inc.	4,295	373
	Wemade Co. Ltd.	9,687	371

		Shares	Market Value ($000)
	GS Engineering & Construction Corp.	32,813	370
*,1	Hyundai Bioscience Co. Ltd.	19,652	365
	Chong Kun Dang Pharmaceutical Corp.	4,392	362
	TCC Steel	9,727	360
*	Korea Gas Corp.	17,814	352
	SSANGYONG C&E Co. Ltd.	77,503	350
*	W Scope Chungju Plant Co. Ltd.	11,680	349
	LOTTE Fine Chemical Co. Ltd.	9,334	347
	S&S Tech Corp.	10,826	347
	Korean Reinsurance Co.	61,215	346
*	Hugel Inc.	3,040	345
	SK Networks Co. Ltd.	70,592	344
[1]	KEPCO Engineering & Construction Co. Inc.	7,001	343
	Dentium Co. Ltd.	3,940	333
	Poongsan Corp.	11,418	333
	Taekwang Industrial Co. Ltd.	481	331
	LX Semicon Co. Ltd.	5,715	331
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	329
	Daeduck Electronics Co. Ltd.	18,162	327
*	Paradise Co. Ltd.	34,477	326
	Douzone Bizon Co. Ltd.	8,988	322
[1]	Advanced Nano Products Co. Ltd.	4,508	319
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	317
	Kolmar Korea Co. Ltd.	8,611	315
	SIMMTECH Co. Ltd.	12,556	315
	Park Systems Corp.	2,424	312
[1]	Classys Inc.	13,558	312
	SK Chemicals Co. Ltd.	6,442	311
*	CJ ENM Co. Ltd.	5,763	308
	Lotte Corp.	14,118	307
	HDC Hyundai Development Co-Engineering & Construction Class E	22,781	305
	Sam-A Aluminum Co. Ltd.	4,619	302
	Green Cross Corp.	3,730	301
	Samyang Foods Co. Ltd.	2,187	301
	DongKook Pharmaceutical Co. Ltd.	21,987	294
	Daou Technology Inc.	19,687	293
*	Cosmochemical Co. Ltd.	13,762	292
*,1	Chabiotech Co. Ltd.	21,371	291
	PharmaResearch Co. Ltd.	3,641	287
	Innocean Worldwide Inc.	17,506	285
*	Creative & Innovative System	39,334	280
	AfreecaTV Co. Ltd.	3,587	278
	SK REITs Co. Ltd.	98,664	277
	DL Holdings Co. Ltd.	6,552	276
	People & Technology Inc.	10,131	273
	Dongsuh Cos. Inc.	20,882	270
	AMOREPACIFIC Group	14,537	267
	HAESUNG DS Co. Ltd.	7,122	267
	Kolon Industries Inc.	8,682	264
	Lotte Energy Materials Corp.	11,227	264
	LX International Corp.	12,485	263
[1]	Ecopro HN Co. Ltd.	6,106	263
	Eugene Technology Co. Ltd.	8,350	262
	Daejoo Electronic Materials Co. Ltd.	5,071	261
	Seegene Inc.	13,628	258
	Hite Jinro Co. Ltd.	16,354	257
	JR Global REIT	82,399	251
	Sebang Global Battery Co. Ltd.	5,794	250

		Shares	Market Value ($000)
	Hyundai Department Store Co. Ltd.	6,181	249
	Daewoong Pharmaceutical Co. Ltd.	3,006	248
*	Mezzion Pharma Co. Ltd.	9,718	248
*	Doosan Fuel Cell Co. Ltd.	16,064	248
	Hyundai Construction Equipment Co. Ltd.	6,479	246
	BH Co. Ltd.	17,644	240
	HK inno N Corp.	7,555	236
*	Bioneer Corp.	12,524	235
*	Oscotec Inc.	16,434	234
*	NHN Corp.	12,518	232
*	Lake Materials Co. Ltd.	20,511	232
[1]	Foosung Co. Ltd.	37,374	231
*	ABLBio Inc.	14,103	231
	Doosan Co. Ltd.	3,387	229
*	Asiana Airlines Inc.	24,040	218
*	Hanwha General Insurance Co. Ltd.	66,514	217
	SFA Engineering Corp.	10,655	216
	Partron Co. Ltd.	36,101	216
*	Hana Tour Service Inc.	4,494	215
	GC Cell Corp.	7,163	215
	OCI Co. Ltd.	3,110	214
	Hansol Paper Co. Ltd.	26,412	212
	HL Holdings Corp.	8,477	211
	ESR Kendall Square REIT Co. Ltd.	73,044	206
*	Amicogen Inc.	45,124	205
	Ottogi Corp.	679	204
	LX Holdings Corp.	38,930	204
*	Duk San Neolux Co. Ltd.	7,056	203
	YG Entertainment Inc.	5,887	195
	Doosan Tesna Inc.	5,820	195
	JW Pharmaceutical Corp.	8,446	194
*	Hyundai Green Food	22,101	194
*	SFA Semicon Co. Ltd.	40,560	192
	Hanssem Co. Ltd.	5,339	191
	NEXTIN Inc.	3,543	190
	Daewoong Co. Ltd.	10,718	186
	Hankook Shell Oil Co. Ltd.	1,097	186
	Han Kuk Carbon Co. Ltd.	23,265	186
[1]	INTOPS Co. Ltd.	8,598	185
	Jeisys Medical Inc.	28,755	183
	Shinhan Financial Group Co. Ltd. ADR	5,816	178
	Hankook & Co. Co. Ltd.	14,228	177
	ST Pharm Co. Ltd.	3,818	177
	SD Biosensor Inc.	22,765	177
*,1	Seojin System Co. Ltd.	12,648	176
*	Eubiologics Co. Ltd.	21,312	173
	Peptron Inc.	9,519	171
*	Sungeel Hitech Co. Ltd.	2,563	169
	Shin Poong Pharmaceutical Co. Ltd.	19,421	167
	NICE Information Service Co. Ltd.	22,233	164
*	Hanwha Investment & Securities Co. Ltd.	59,216	164
	Korea Electric Terminal Co. Ltd.	3,118	162
	Hancom Inc.	8,867	162
	Shinhan Alpha REIT Co. Ltd.	33,379	162
	Korea Petrochemical Ind Co. Ltd.	1,618	161
[1]	SL Corp.	6,678	160
	i-SENS Inc.	8,808	159
	Lotte Chilsung Beverage Co. Ltd.	1,540	158

		Shares	Market Value ($000)
*	Cafe24 Corp.	9,349	157
*,1	Lotte Tour Development Co. Ltd.	22,998	157
*	Jeju Air Co. Ltd.	16,749	156
*	Myoung Shin Industrial Co. Ltd.	12,556	155
	Youlchon Chemical Co. Ltd.	7,162	154
	Hanjin Transportation Co. Ltd.	8,540	154
	Solid Inc.	33,987	154
*	HLB Therapeutics Co. Ltd.	31,181	153
	Tokai Carbon Korea Co. Ltd.	1,930	153
*	Il Dong Pharmaceutical Co. Ltd.	13,165	151
	Youngone Holdings Co. Ltd.	2,479	150
	Sungwoo Hitech Co. Ltd.	24,178	150
	LOTTE REIT Co. Ltd.	64,933	150
*	SK oceanplant Co. Ltd.	12,959	149
	Samyang Holdings Corp.	2,925	148
	KCC Glass Corp.	4,931	147
	L&C Bio Co. Ltd.	8,321	147
[1]	MegaStudyEdu Co. Ltd.	3,258	146
	SK Gas Ltd.	1,264	144
	Com2uSCorp	4,149	141
*,1	Wysiwyg Studios Co. Ltd.	61,836	141
	Intellian Technologies Inc.	3,402	140
*	Naturecell Co. Ltd.	23,800	136
	Hyosung Corp.	2,867	135
[1]	Ahnlab Inc.	2,466	134
	Seoul Semiconductor Co. Ltd.	17,246	134
	PI Advanced Materials Co. Ltd.	7,673	134
	Chunbo Co. Ltd.	2,163	134
*	Nexon Games Co. Ltd.	12,037	134
*,1	GemVax & Kael Co. Ltd.	13,995	133
*	KMW Co. Ltd.	11,857	133
*	STCUBE	26,717	132
*,1	Dawonsys Co. Ltd.	12,010	132
	DoubleUGames Co. Ltd.	4,184	132
	Unid Co. Ltd.	2,363	132
[1]	Sangsangin Co. Ltd.	50,577	131
	Caregen Co. Ltd.	8,119	130
*	Dongkuk Steel Mill Co. Ltd.	15,002	128
*	CJ CGV Co. Ltd.	30,053	124
*	GeneOne Life Science Inc.	65,440	124
*,1	Insun ENT Co. Ltd.	22,663	122
	Tongyang Inc.	175,206	122
*	Sambu Engineering & Construction Co. Ltd.	80,762	121
[1]	Nature Holdings Co. Ltd.	10,247	120
*	Shinsung E&G Co. Ltd.	81,277	119
[1]	TKG Huchems Co. Ltd.	7,579	118
	Binggrae Co. Ltd.	2,977	117
	Daesang Corp.	8,390	117
	Innox Advanced Materials Co. Ltd.	5,711	117
*	Dongsung Pharmaceutical Co. Ltd.	28,628	117
	Lotte Rental Co. Ltd.	5,834	116
	Nexen Tire Corp.	19,052	115
	SK Discovery Co. Ltd.	3,913	114
	Hansae Co. Ltd.	7,440	114
	Yunsung F&C Co. Ltd.	1,988	114
	Hansol Holdings Co. Ltd.	52,008	112
*	Taihan Electric Wire Co. Ltd.	16,106	112
	Orion Holdings Corp.	10,345	111

		Shares	Market Value ($000)
*	IS Dongseo Co. Ltd.	5,641	107
	Eusu Holdings Co. Ltd.	23,517	107
	Boryung	11,701	106
*	Neowiz	5,514	105
	InBody Co. Ltd.	5,601	104
	Mcnex Co. Ltd.	5,314	102
	SNT Motiv Co. Ltd.	3,039	101
	Songwon Industrial Co. Ltd.	8,840	101
	Harim Holdings Co. Ltd.	18,041	101
	SPC Samlip Co. Ltd.	2,239	100
*	Samsung Pharmaceutical Co. Ltd.	66,728	100
	Korea United Pharm Inc.	5,473	100
*	NEPES Corp.	7,196	99
*	DIO Corp.	6,970	99
*	Korea Line Corp.	65,526	99
	Seah Besteel Holdings Corp.	6,003	98
[1]	GOLFZON Co. Ltd.	1,620	97
*	Enplus Co. Ltd.	42,880	96
	BGF Co. Ltd.	33,707	95
	Solus Advanced Materials Co. Ltd.	11,130	94
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	93
*	Humasis Co. Ltd.	70,056	92
	iMarketKorea Inc.	14,356	89
	Samwha Capacitor Co. Ltd.	3,429	88
	TES Co. Ltd.	6,231	88
	Dong-A Socio Holdings Co. Ltd.	1,084	87
	KC Tech Co. Ltd.	4,074	87
	Young Poong Corp.	219	86
	RFHIC Corp.	6,535	86
	Seobu T&D	15,002	85
	KISWIRE Ltd.	5,342	84
	LOTTE Himart Co. Ltd.	11,111	84
	NHN KCP Corp.	9,232	84
*	Ananti Inc.	17,951	82
*	CrystalGenomics Invites Co. Ltd.	40,355	82
	LX Hausys Ltd.	2,811	82
	Dong-A ST Co. Ltd.	1,589	81
	Able C&C Co. Ltd.	15,248	81
	ENF Technology Co. Ltd.	4,657	81
*	CMG Pharmaceutical Co. Ltd.	48,693	80
	Gradiant Corp.	7,973	79
	Webzen Inc.	6,293	79
	Namyang Dairy Products Co. Ltd.	180	79
	SK Securities Co. Ltd.	167,425	78
	Samchully Co. Ltd.	1,099	78
*	Genexine Inc.	12,258	78
	Aekyung Industrial Co. Ltd.	6,362	78
*	Binex Co. Ltd.	10,090	77
*	Grand Korea Leisure Co. Ltd.	8,051	77
	Bukwang Pharmaceutical Co. Ltd.	15,591	76
	Soulbrain Holdings Co. Ltd.	2,470	76
*	HJ Shipbuilding & Construction Co. Ltd.	29,450	76
	Hyundai Home Shopping Network Corp.	2,274	76
	Lotte Wellfood Co. Ltd.	794	76
*	AbClon Inc.	7,364	76
	Hanil Cement Co. Ltd.	8,300	75
	Eugene Investment & Securities Co. Ltd.	26,002	75
	Handsome Co. Ltd.	5,208	73

		Shares	Market Value ($000)
	Dongwon F&B Co. Ltd.	2,980	73
*	Tongyang Life Insurance Co. Ltd.	19,837	73
	Yuanta Securities Korea Co. Ltd.	38,496	72
	Modetour Network Inc.	5,632	72
*	UniTest Inc.	7,083	72
	HDC Holdings Co. Ltd.	13,059	71
*	Danal Co. Ltd.	23,723	71
	Dongwon Industries Co. Ltd.	2,506	70
*	Studio Dragon Corp.	2,043	70
*	HLB Global Co. Ltd.	16,503	70
	NICE Holdings Co. Ltd.	7,180	69
*	Daea TI Co. Ltd.	27,911	68
	Korea Asset In Trust Co. Ltd.	27,936	68
*,1	NKMax Co. Ltd.	42,604	68
*	Com2uS Holdings Corp.	2,319	67
*	MedPacto Inc.	8,845	67
	Hansol Technics Co. Ltd.	12,925	65
	KISCO Corp.	12,779	65
	Huons Co. Ltd.	2,533	65
*,1	Komipharm International Co. Ltd.	20,136	64
	Advanced Process Systems Corp.	3,991	63
	KH Vatec Co. Ltd.	6,489	62
*	Hanwha Galleria Corp.	61,692	62
	Vieworks Co. Ltd.	2,977	61
*	Inscobee Inc.	57,676	60
	iNtRON Biotechnology Inc.	11,424	60
*	Hyosung Chemical Corp.	1,134	59
	Sung Kwang Bend Co. Ltd.	7,218	58
*,3	Cellivery Therapeutics Inc.	11,508	58
	BNC Korea Co. Ltd.	19,712	56
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	55
[1]	Maeil Dairies Co. Ltd.	1,786	54
	Hyundai Corp.	3,860	53
*	Medipost Co. Ltd.	9,896	53
	Humedix Co. Ltd.	2,506	52
*	Yungjin Pharmaceutical Co. Ltd.	33,594	51
	Samyang Corp.	1,434	51
	Chongkundang Holdings Corp.	1,116	50
	Daehan Flour Mill Co. Ltd.	505	50
	HS Industries Co. Ltd.	19,810	50
	Hyundai GF Holdings	16,214	50
	Ilyang Pharmaceutical Co. Ltd.	4,628	50
	TK Corp.	5,206	49
	LF Corp.	4,969	49
	Namhae Chemical Corp.	8,782	48
*	OliX Pharmaceuticals Inc.	4,338	48
	Daol Investment & Securities Co. Ltd.	17,627	47
*	Interflex Co. Ltd.	3,142	46
	Zinus Inc.	4,478	46
	Jeil Pharmaceutical Co. Ltd.	3,563	45
	ITM Semiconductor Co. Ltd.	2,429	45
	TY Holdings Co. Ltd.	14,693	45
*	Dongkuk CM Co. Ltd.	9,042	45
*	Wonik Holdings Co. Ltd.	17,538	44
*	Namsun Aluminum Co. Ltd.	27,772	44
	Shinsegae International Inc.	3,565	43
*,1	Telcon RF Pharmaceutical Inc.	73,104	42
	E1 Corp.	906	41

		Shares	Market Value ($000)
	ICD Co. Ltd.	6,226	40
*	Ace Technologies Corp.	20,197	40
	Kolon Corp.	3,096	39
*	Giantstep Inc.	3,516	39
	Cuckoo Homesys Co. Ltd.	2,535	38
	CJ Freshway Corp.	2,037	37
	Huons Global Co. Ltd.	2,154	36
	Hyundai Bioland Co. Ltd.	4,937	36
	Daeduck Co. Ltd.	7,444	35
	Woongjin Thinkbig Co. Ltd.	19,007	35
	Toptec Co. Ltd.	6,950	34
	LG HelloVision Co. Ltd.	12,142	34
*	Helixmith Co. Ltd.	13,268	33
	KC Co. Ltd.	2,009	32
	KUMHOE&C Co. Ltd.	8,282	32
*	Homecast Co. Ltd.	15,183	32
*	Enzychem Lifesciences Corp.	24,522	32
*	Eoflow Co. Ltd.	12,284	31
	Cuckoo Holdings Co. Ltd.	2,530	30
	Sindoh Co. Ltd.	925	25
	OptoElectronics Solutions Co. Ltd.	2,014	20
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
*	Aprogen Biologics	93,698	13
	Daishin Securities Co. Ltd.	12	—
			522,537
Spain (0.6%)
	Iberdrola SA (XMAD)	3,419,895	41,179
	Banco Santander SA	9,184,122	36,912
	Banco Bilbao Vizcaya Argentaria SA	3,427,259	32,077
	Industria de Diseno Textil SA	602,908	25,779
	Amadeus IT Group SA	259,950	18,217
[2]	Cellnex Telecom SA	326,854	12,577
	Telefonica SA	2,867,757	11,668
	Ferrovial SE	297,505	11,345
	Repsol SA	751,333	11,096
	CaixaBank SA	2,167,986	9,244
[2]	Aena SME SA	41,472	7,337
	ACS Actividades de Construccion y Servicios SA	134,937	5,325
	Redeia Corp. SA	255,260	4,248
	Banco de Sabadell SA	3,057,380	3,968
	Endesa SA	177,707	3,521
	Bankinter SA	385,171	2,378
*,1	Grifols SA	204,877	2,232
	Enagas SA	136,415	2,221
	Naturgy Energy Group SA	77,327	2,082
	Merlin Properties Socimi SA	180,182	1,835
	Fluidra SA	81,734	1,770
	Acciona SA	12,914	1,671
	Vidrala SA (XMAD)	13,520	1,355
	Indra Sistemas SA	75,273	1,336
	Viscofan SA	22,090	1,293
	Mapfre SA	553,170	1,218
	Acerinox SA	105,259	1,111
	Inmobiliaria Colonial Socimi SA	183,639	1,104
	Cia de Distribucion Integral Logista Holdings SA	34,694	981
	Laboratorios Farmaceuticos Rovi SA	12,507	863
[2]	Unicaja Banco SA	867,593	830
	Applus Services SA	68,493	828

		Shares	Market Value ($000)
	Corp. ACCIONA Energias Renovables SA	31,129	809
*	Iberdrola SA	58,075	701
	Sacyr SA (XMAD)	209,925	692
	CIE Automotive SA	24,936	658
*	Solaria Energia y Medio Ambiente SA	44,568	658
	Almirall SA	55,183	523
	Faes Farma SA	157,969	519
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	516
*	Melia Hotels International SA	70,054	474
	Ebro Foods SA	25,525	424
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	372
[1]	Fomento de Construcciones y Contratas SA	22,509	309
	Pharma Mar SA	7,305	305
[2]	Gestamp Automocion SA	80,894	268
[2]	Neinor Homes SA	21,926	247
*	Tecnicas Reunidas SA	28,520	240
	Lar Espana Real Estate Socimi SA	30,983	208
	Ence Energia y Celulosa SA	65,595	207
	Prosegur Cia de Seguridad SA	98,413	186
[2]	Global Dominion Access SA	47,418	183
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	134
*	Distribuidora Internacional de Alimentacion SA	6,034,792	78
	Banco Santander SA ADR	16,687	67
[2]	Prosegur Cash SA	110,532	60
*	NH Hotel Group SA	7,857	36
*	Sacyr SA	4,198	14
			268,489
Sweden (0.8%)
	Atlas Copco AB Class A	1,556,770	24,845
	Volvo AB Class B	842,425	20,189
	Investor AB Class B	818,377	19,269
	Assa Abloy AB Class B	560,679	15,377
	Skandinaviska Enskilda Banken AB Class A	928,487	13,186
	Hexagon AB Class B	1,202,763	13,126
	Sandvik AB	613,670	12,897
[2]	Evolution AB	105,693	12,341
	Swedbank AB Class A	574,116	11,699
	Atlas Copco AB Class B	742,978	10,289
	Telefonaktiebolaget LM Ericsson Class B	1,683,056	9,330
	Svenska Handelsbanken AB Class A	836,212	9,015
	Investor AB Class A (XSTO)	374,335	8,730
	Essity AB Class B	350,626	8,234
	EQT AB	238,213	6,397
	Alfa Laval AB	174,208	6,392
	Epiroc AB Class B	329,502	5,138
[1]	Nibe Industrier AB Class B	839,895	5,019
	H & M Hennes & Mauritz AB Class B	352,396	4,972
	SKF AB Class B	234,779	4,626
	Epiroc AB Class A	257,561	4,551
	Boliden AB	162,107	4,303
	Trelleborg AB Class B	132,539	4,034
	Indutrade AB	164,118	3,987
	Telia Co. AB	1,506,275	3,885
	Skanska AB Class B	200,020	3,468
	Volvo AB Class A	137,393	3,378
	Svenska Cellulosa AB SCA Class B	246,146	3,351
	Saab AB Class B	51,684	3,328
	Industrivarden AB Class C	104,524	3,285

		Shares	Market Value ($000)
	Lifco AB Class B	133,908	3,231
*	Castellum AB	245,628	3,162
*	Swedish Orphan Biovitrum AB	111,301	3,124
[1]	Beijer Ref AB	215,187	2,930
	L E Lundbergforetagen AB Class B	55,069	2,871
	Getinge AB Class B	127,366	2,723
	SSAB AB Class B	352,217	2,690
	Securitas AB Class B	271,643	2,639
	Tele2 AB Class B	302,007	2,575
	AddTech AB Class B	121,673	2,510
	Industrivarden AB Class A	75,723	2,384
*	Fastighets AB Balder Class B	347,425	2,306
	AAK AB	97,248	2,192
	Sagax AB Class B	83,856	2,038
	Investment AB Latour Class B	78,099	1,964
*	Kinnevik AB Class B	172,065	1,849
	Holmen AB Class B	44,698	1,762
	Sectra AB Class B	87,975	1,639
	Hexpol AB	137,650	1,576
	Fortnox AB	284,235	1,567
	Axfood AB	61,773	1,561
	Nordnet AB publ	95,392	1,501
	Elekta AB Class B	197,036	1,487
	Husqvarna AB Class B	190,795	1,484
[2]	Thule Group AB	56,572	1,439
[2]	Dometic Group AB	178,644	1,422
	Lagercrantz Group AB Class B	107,765	1,409
	Avanza Bank Holding AB	69,634	1,399
	Wihlborgs Fastigheter AB	150,131	1,342
	Fabege AB	141,077	1,321
	Svenska Cellulosa AB SCA Class A	95,046	1,297
	Sweco AB Class B	107,142	1,256
	Hemnet Group AB	45,425	1,226
[2]	Munters Group AB	73,143	1,167
	Loomis AB	41,240	1,129
	SSAB AB Class A	143,306	1,115
*	Electrolux AB Class B	116,040	1,085
*,2	Sinch AB	348,671	1,071
	Mycronic AB	38,143	1,061
	Vitec Software Group AB Class B	18,607	1,034
	Wallenstam AB Class B	196,589	987
	Billerud Aktiebolag	110,439	982
*	Embracer Group AB	495,839	946
*	Volvo Car AB Class B	344,289	898
	Nyfosa AB	98,624	882
	Bure Equity AB	29,419	840
[2]	Bravida Holding AB	109,084	827
	Catena AB	19,196	818
	Sagax AB Class D	289,936	788
	Lindab International AB	38,159	725
	AddLife AB Class B	66,485	717
	Pandox AB	52,139	715
	HMS Networks AB	16,203	713
	AddNode Group AB	78,875	706
	Alleima AB	106,123	705
	AFRY AB	51,008	704
	Medicover AB Class B	40,455	667
	Vitrolife AB	40,430	666

		Shares	Market Value ($000)
	Hufvudstaden AB Class A	51,408	665
	Betsson AB Class B	60,095	654
	Arjo AB Class B	138,679	649
	Electrolux Professional AB Class B	114,725	610
*	Camurus AB	12,004	595
	Bufab AB	16,727	592
	Granges AB	58,280	578
	JM AB	34,146	556
	Storskogen Group AB Class B	773,923	534
	Nolato AB Class B	108,647	526
	NCC AB Class B	40,700	520
	Peab AB Class B	104,588	516
[1]	Svenska Handelsbanken AB Class B	36,460	487
	Instalco AB	121,521	486
	Atrium Ljungberg AB Class B	23,563	471
	Mips AB	14,060	467
	Troax Group AB	21,517	467
	Biotage AB	32,349	460
*	Sdiptech AB Class B	18,509	459
	Bilia AB Class A	37,365	452
*	OX2 AB	91,332	435
*	Modern Times Group MTG AB Class B	56,767	434
	Corem Property Group AB Class B	417,564	421
*,2	Boozt AB	34,648	405
*,2	BioArctic AB	17,661	383
	Clas Ohlson AB Class B	26,096	371
	Cibus Nordic Real Estate AB publ	30,270	357
	NCAB Group AB	55,235	357
	Beijer Alma AB	20,006	353
	MEKO AB	32,413	328
	Dios Fastigheter AB	42,250	328
	Investment AB Oresund	29,831	320
	INVISIO AB	15,780	306
*,1	Truecaller AB Class B	100,726	298
	Ratos AB Class B	88,996	293
*,2	Attendo AB	73,439	287
	Platzer Fastigheter Holding AB Class B	34,923	284
*,2	Scandic Hotels Group AB	58,544	270
*	Stillfront Group AB	258,261	268
	NP3 Fastigheter AB	12,702	250
	Systemair AB	34,023	244
[1]	Samhallsbyggnadsbolaget i Norden AB	524,544	240
	Hexatronic Group AB	108,348	227
	Fagerhult Group AB	35,407	226
	Cloetta AB Class B	124,219	224
[1]	Intrum AB	36,295	215
	SkiStar AB	15,371	193
	Volati AB	16,186	177
*	Norion Bank AB	39,722	157
	Skandinaviska Enskilda Banken AB Class C	9,487	138
[2]	Resurs Holding AB	76,489	105
	Husqvarna AB Class A	13,494	105
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	99
	NCC AB Class A	2,835	36
	Telefonaktiebolaget LM Ericsson Class A	5,482	30
*,1	Viaplay Group AB	9,956	2
*,3	Ow Bunker A/S	3,210	—
			366,375

		Shares	Market Value ($000)
Switzerland (2.2%)
	Nestle SA (Registered)	1,534,823	174,894
	Novartis AG (Registered)	1,187,993	122,855
	Roche Holding AG	338,842	96,474
	UBS Group AG (Registered)	1,728,344	51,734
	Cie Financiere Richemont SA Class A (Registered)	294,076	43,680
	Zurich Insurance Group AG	82,268	41,800
	ABB Ltd. (Registered)	858,633	36,330
	Sika AG (Registered)	83,554	23,066
	Holcim AG	297,466	22,720
	Alcon Inc.	282,269	21,248
	Lonza Group AG (Registered)	42,772	20,911
	Roche Holding AG (Bearer)	67,856	20,555
	Givaudan SA (Registered)	4,574	19,021
	Swiss Re AG	165,091	18,903
	Partners Group Holding AG	12,660	17,081
	Swiss Life Holding AG (Registered)	17,292	12,418
	Geberit AG (Registered)	19,329	11,126
	Kuehne & Nagel International AG (Registered)	29,011	9,831
	Straumann Holding AG (Registered)	61,580	9,354
	Sonova Holding AG (Registered)	29,073	9,292
*	Sandoz Group AG	249,381	8,553
	Swisscom AG (Registered)	14,288	8,548
	Logitech International SA (Registered)	91,687	7,686
	SGS SA (Registered)	82,209	7,597
	Chocoladefabriken Lindt & Spruengli AG	596	7,575
	Chocoladefabriken Lindt & Spruengli AG (Registered)	55	6,972
[2]	VAT Group AG	14,554	6,775
	Schindler Holding AG (XSWX)	26,579	6,621
	Julius Baer Group Ltd.	118,742	6,465
	Baloise Holding AG (Registered)	29,294	4,679
	Swatch Group AG (Bearer)	19,560	4,592
	Adecco Group AG (Registered)	96,919	4,191
	Swiss Prime Site AG (Registered)	41,151	4,168
	SIG Group AG	194,165	4,064
	Temenos AG (Registered)	35,349	3,597
	PSP Swiss Property AG (Registered)	25,510	3,395
	Helvetia Holding AG (Registered)	22,438	3,241
	Georg Fischer AG (Registered)	45,690	3,058
	EMS-Chemie Holding AG (Registered)	3,997	3,017
	Barry Callebaut AG (Registered)	1,951	2,850
	Tecan Group AG (Registered)	7,308	2,790
[2]	Galenica AG	27,651	2,438
	Belimo Holding AG (Registered)	5,208	2,428
*	Avolta AG	61,282	2,341
	Siegfried Holding AG (Registered)	2,256	2,247
	Flughafen Zurich AG (Registered)	10,766	2,221
	Banque Cantonale Vaudoise (Registered)	15,689	2,009
	Clariant AG (Registered)	156,589	2,005
	Schindler Holding AG (Registered)	7,704	1,834
	Valiant Holding AG (Registered)	14,987	1,795
	Accelleron Industries AG	55,027	1,761
	BKW AG	10,345	1,644
	Inficon Holding AG (Registered)	1,070	1,624
	Allreal Holding AG (Registered)	8,655	1,539
	Bucher Industries AG (Registered)	3,590	1,521
	DKSH Holding AG	19,739	1,381
	Comet Holding AG (Registered)	4,112	1,356

		Shares	Market Value ($000)
	Swissquote Group Holding SA (Registered)	5,296	1,329
	Cembra Money Bank AG	16,523	1,274
	Softwareone Holding AG	66,463	1,246
	Mobimo Holding AG (Registered)	4,188	1,237
*	ams-OSRAM AG	513,224	1,201
	Emmi AG (Registered)	1,094	1,146
	Bachem Holding AG	16,897	1,131
	SFS Group AG	9,216	1,106
	Landis & Gyr Group AG	12,811	1,050
	Stadler Rail AG	32,278	1,030
	St Galler Kantonalbank AG (Registered)	1,716	993
	Vontobel Holding AG (Registered)	15,042	991
*	Aryzta AG	548,265	984
	dormakaba Holding AG	1,882	943
	Burckhardt Compression Holding AG	1,685	943
	Interroll Holding AG (Registered)	320	935
	Sulzer AG (Registered)	9,040	873
	OC Oerlikon Corp. AG (Registered)	198,562	865
	VZ Holding AG	7,270	856
	Kardex Holding AG (Registered)	3,213	816
	Daetwyler Holding AG	3,974	808
	Swatch Group AG (Registered)	16,004	728
	Forbo Holding AG (Registered)	584	687
	Ypsomed Holding AG (Registered)	1,899	670
	Huber and Suhner AG (Registered)	8,927	640
	EFG International AG	48,862	627
	LEM Holding SA (Registered)	241	550
[2]	Medacta Group SA	3,604	539
*,2	Sensirion Holding AG	6,307	525
	ALSO Holding AG (Registered)	1,790	524
	SKAN Group AG	5,856	517
	Komax Holding AG (Registered)	2,676	515
*	DocMorris AG	5,225	487
	Intershop Holding AG	583	418
	Bystronic AG	797	399
	COSMO Pharmaceuticals NV	5,142	381
	u-blox Holding AG	3,709	366
*	Autoneum Holding AG	2,328	346
	Schweiter Technologies AG	619	340
	Arbonia AG	29,171	338
	Bossard Holding AG (Registered) Class A	1,395	334
	Zehnder Group AG	4,740	283
	Vetropack Holding AG (Registered)	6,482	282
	Implenia AG (Registered)	7,694	273
	PIERER Mobility AG	5,140	272
*	Basilea Pharmaceutica AG (Registered)	6,878	270
*,1	Meyer Burger Technology AG	2,064,110	266
	Investis Holding SA	2,249	258
[2]	Medmix AG	12,792	255
	APG SGA SA	1,157	254
	Leonteq AG	6,314	235
*,2	Montana Aerospace AG	11,959	234
	Bell Food Group AG (Registered)	785	230
*,2	Medartis Holding AG	2,471	215
	Hiag Immobilien Holding AG	2,151	189
*,2	PolyPeptide Group AG	7,414	136
	Rieter Holding AG (Registered)	1,063	112
*,1	Idorsia Ltd.	62,337	111

		Shares	Market Value ($000)
	VP Bank AG Class A	742	80
			959,514
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	13,795,413	276,164
	MediaTek Inc.	854,766	26,376
	Hon Hai Precision Industry Co. Ltd.	6,842,118	22,382
	Quanta Computer Inc.	1,532,690	12,119
	Delta Electronics Inc.	1,251,311	11,198
[1]	United Microelectronics Corp.	6,520,468	10,157
	CTBC Financial Holding Co. Ltd.	10,394,715	9,430
	Fubon Financial Holding Co. Ltd.	4,462,218	9,172
	ASE Technology Holding Co. Ltd.	1,971,262	8,523
	Mega Financial Holding Co. Ltd.	6,623,100	7,956
	Cathay Financial Holding Co. Ltd.	5,271,710	7,413
	E.Sun Financial Holding Co. Ltd.	8,568,007	6,763
	Nan Ya Plastics Corp.	3,284,545	6,366
	Uni-President Enterprises Corp.	2,746,992	6,348
	Wistron Corp.	1,643,152	6,016
	Yuanta Financial Holding Co. Ltd.	6,854,684	5,909
	Asustek Computer Inc.	404,677	5,746
	China Steel Corp.	7,008,678	5,616
	Novatek Microelectronics Corp.	328,025	5,343
	Chunghwa Telecom Co. Ltd.	1,364,000	5,171
	First Financial Holding Co. Ltd.	6,053,987	5,138
	Accton Technology Corp.	302,000	5,080
	Alchip Technologies Ltd.	40,882	5,071
	Formosa Plastics Corp.	2,130,089	4,895
	Taiwan Cooperative Financial Holding Co. Ltd.	6,006,778	4,873
	Largan Precision Co. Ltd.	58,020	4,600
	Chailease Holding Co. Ltd.	808,271	4,474
	Unimicron Technology Corp.	764,000	4,286
	Lite-On Technology Corp.	1,208,030	4,184
	Sinopac Holdings Co.	6,589,458	4,033
	Realtek Semiconductor Corp.	269,420	4,032
	Hua Nan Financial Holdings Co. Ltd. Class C	5,759,654	3,968
	Hotai Motor Co. Ltd.	193,455	3,919
[1]	Yageo Corp.	221,851	3,902
	Taiwan Cement Corp.	3,632,524	3,697
	Taishin Financial Holding Co. Ltd.	6,721,414	3,682
	eMemory Technology Inc.	41,000	3,657
	Formosa Chemicals & Fibre Corp.	1,989,551	3,592
	Wiwynn Corp.	50,000	3,525
*	China Development Financial Holding Corp.	9,103,685	3,495
	Taiwan Mobile Co. Ltd.	1,027,800	3,213
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,073
	Pegatron Corp.	1,164,954	3,071
	Shanghai Commercial & Savings Bank Ltd.	2,143,850	3,030
	E Ink Holdings Inc.	452,272	2,999
	Evergreen Marine Corp. Taiwan Ltd.	584,608	2,804
	Advantech Co. Ltd.	258,015	2,781
	Compal Electronics Inc.	2,411,323	2,765
	President Chain Store Corp.	325,137	2,741
	Gigabyte Technology Co. Ltd.	276,000	2,731
	Innolux Corp.	4,988,542	2,594
	Inventec Corp.	1,459,554	2,563
	Far EasTone Telecommunications Co. Ltd.	997,421	2,560
[1]	Global Unichip Corp.	51,000	2,504
	Elite Material Co. Ltd.	170,000	2,497

		Shares	Market Value ($000)
[1]	Acer Inc.	1,639,551	2,408
	Micro-Star International Co. Ltd.	406,000	2,355
	WPG Holdings Ltd.	843,440	2,348
	Airtac International Group	77,804	2,332
	Catcher Technology Co. Ltd.	371,310	2,307
	Globalwafers Co. Ltd.	124,000	2,291
	Asia Vital Components Co. Ltd.	166,234	2,258
	Silergy Corp.	183,000	2,252
*	Shin Kong Financial Holdings Co. Ltd.	7,836,851	2,098
	Eclat Textile Co. Ltd.	119,166	2,080
	Chang Hwa Commercial Bank Ltd.	3,724,851	2,079
	Chicony Electronics Co. Ltd.	355,231	1,863
	Formosa Petrochemical Corp.	782,140	1,858
[1]	Sino-American Silicon Products Inc.	303,000	1,853
	Powertech Technology Inc.	395,000	1,834
	Far Eastern New Century Corp.	1,837,279	1,813
	Asia Cement Corp.	1,377,264	1,747
*	Tatung Co. Ltd.	1,239,789	1,730
	King Yuan Electronics Co. Ltd.	647,000	1,728
[1]	Walsin Lihwa Corp.	1,515,873	1,712
	ASPEED Technology Inc.	17,300	1,699
	Synnex Technology International Corp.	733,498	1,684
	Tripod Technology Corp.	277,000	1,654
	Faraday Technology Corp.	120,800	1,597
	Pou Chen Corp.	1,572,524	1,583
	Phison Electronics Corp.	94,000	1,579
	Cheng Shin Rubber Industry Co. Ltd.	1,083,379	1,571
	International Games System Co. Ltd. Class C	59,000	1,561
	Voltronic Power Technology Corp.	36,322	1,553
	Feng TAY Enterprise Co. Ltd.	300,370	1,549
	Eva Airways Corp.	1,513,817	1,526
	Winbond Electronics Corp.	1,735,810	1,509
	AUO Corp.	2,545,400	1,488
	Yang Ming Marine Transport Corp.	961,632	1,466
	Compeq Manufacturing Co. Ltd.	654,000	1,451
[1]	Powerchip Semiconductor Manufacturing Corp.	1,674,000	1,439
	Chroma ATE Inc.	224,000	1,432
[1]	Nanya Technology Corp.	641,324	1,407
	Parade Technologies Ltd.	39,000	1,384
	Lotes Co. Ltd.	43,807	1,382
	Makalot Industrial Co. Ltd.	119,985	1,376
	WT Microelectronics Co. Ltd.	268,159	1,347
	AP Memory Technology Corp.	79,700	1,327
*,1	PharmaEssentia Corp.	132,000	1,325
	Jentech Precision Industrial Co. Ltd.	54,598	1,307
	Gold Circuit Electronics Ltd.	178,100	1,303
	ASMedia Technology Inc.	22,000	1,301
	Lien Hwa Industrial Holdings Corp.	618,984	1,282
	Taiwan Business Bank	2,994,227	1,276
	King Slide Works Co. Ltd.	38,000	1,262
	Simplo Technology Co. Ltd.	95,640	1,238
	TA Chen Stainless Pipe	1,036,214	1,225
	Hiwin Technologies Corp.	168,188	1,181
[1]	Vanguard International Semiconductor Corp.	501,000	1,176
	Radiant Opto-Electronics Corp.	264,314	1,169
	Win Semiconductors Corp.	226,151	1,114
[1]	Oneness Biotech Co. Ltd.	198,800	1,095
	Qisda Corp. ADR	736,000	1,093

		Shares	Market Value ($000)
	Ruentex Development Co. Ltd.	946,729	1,078
	Taichung Commercial Bank Co. Ltd.	2,142,545	1,074
	Taiwan High Speed Rail Corp.	1,137,000	1,073
[1]	Zhen Ding Technology Holding Ltd.	331,700	1,068
[1]	China Airlines Ltd.	1,631,000	1,059
	Sinbon Electronics Co. Ltd.	128,499	1,058
	Teco Electric and Machinery Co. Ltd.	721,000	1,057
	Highwealth Construction Corp.	824,037	1,042
	Giant Manufacturing Co. Ltd.	178,170	1,014
	Foxconn Technology Co. Ltd.	620,514	999
	Nien Made Enterprise Co. Ltd.	90,000	962
	Auo Corp. ADR	152,313	941
[1]	Macronix International Co. Ltd.	1,007,903	939
	Chung-Hsin Electric & Machinery Manufacturing Corp.	237,000	900
	Fortune Electric Co. Ltd.	63,478	898
[1]	Via Technologies Inc.	201,000	890
	Yulon Finance Corp.	154,834	863
[1]	Nan Ya Printed Circuit Board Corp.	118,000	852
	Chipbond Technology Corp.	369,000	849
	United Integrated Services Co. Ltd.	93,200	825
	Wistron NeWeb Corp.	180,445	822
	Sanyang Motor Co. Ltd.	363,000	816
	Taiwan Fertilizer Co. Ltd.	370,000	803
	Wan Hai Lines Ltd.	507,305	792
	Tung Ho Steel Enterprise Corp.	330,110	778
*	IBF Financial Holdings Co. Ltd.	2,011,678	768
	Elan Microelectronics Corp.	158,400	758
	YFY Inc.	789,000	755
	Poya International Co. Ltd.	45,131	744
	Yulon Motor Co. Ltd.	333,094	737
[1]	Mitac Holdings Corp.	511,589	735
	Tong Yang Industry Co. Ltd.	269,000	733
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	730
	Great Wall Enterprise Co. Ltd.	386,553	712
	Merida Industry Co. Ltd.	128,400	703
	Run Long Construction Co. Ltd.	212,000	697
	Century Iron & Steel Industrial Co. Ltd.	99,000	692
	Bora Pharmaceuticals Co. Ltd.	32,276	690
	Walsin Technology Corp.	200,968	689
*	HTC Corp.	440,491	688
	Ruentex Industries Ltd.	359,019	688
	Lotus Pharmaceutical Co. Ltd.	73,000	650
	Getac Holdings Corp.	192,000	631
	Taiwan Secom Co. Ltd.	169,675	631
	Bizlink Holding Inc.	85,014	626
	M31 Technology Corp.	11,132	624
	Ardentec Corp.	263,903	622
	Goldsun Building Materials Co. Ltd. Class C	646,137	613
[1]	Jinan Acetate Chemical Co. Ltd.	22,820	612
	Topco Scientific Co. Ltd.	101,908	611
	China Motor Corp.	163,800	598
	King's Town Bank Co. Ltd.	458,000	596
[1]	Shihlin Electric & Engineering Corp.	153,989	596
	Sigurd Microelectronics Corp.	275,781	595
	Orient Semiconductor Electronics Ltd.	290,605	591
	Taiwan Union Technology Corp.	135,000	583
	Fusheng Precision Co. Ltd.	80,000	578
[1]	momo.com Inc.	40,844	567

		Shares	Market Value ($000)
	Sercomm Corp.	135,000	559
	Genius Electronic Optical Co. Ltd.	43,911	558
*,1	China Petrochemical Development Corp.	1,832,488	551
	Arcadyan Technology Corp.	100,099	551
	Kinik Co.	76,000	532
	Tong Hsing Electronic Industries Ltd.	114,942	527
	Taiwan Surface Mounting Technology Corp.	176,250	522
	Sitronix Technology Corp.	60,000	521
	Far Eastern Department Stores Ltd.	635,115	504
	Gudeng Precision Industrial Co. Ltd.	39,029	501
	CTCI Corp.	369,000	498
*	Taiwan Glass Industry Corp.	862,842	496
*	Ennostar Inc.	369,278	495
	Nan Pao Resins Chemical Co. Ltd.	53,000	491
	Grape King Bio Ltd.	100,000	487
[1]	Gloria Material Technology Corp.	320,000	486
	Microbio Co. Ltd.	328,219	486
[1]	AcBel Polytech Inc.	370,449	481
	TXC Corp.	158,000	479
	Supreme Electronics Co. Ltd.	248,401	477
	Chicony Power Technology Co. Ltd.	102,000	476
	Coretronic Corp.	210,400	475
	L&K Engineering Co. Ltd.	87,000	475
	Capital Securities Corp.	924,220	474
	Eternal Materials Co. Ltd.	511,973	469
	VisEra Technologies Co. Ltd.	52,000	467
	Merry Electronics Co. Ltd.	143,309	466
	Feng Hsin Steel Co. Ltd.	214,000	464
	Charoen Pokphand Enterprise	150,400	463
	Formosa Taffeta Co. Ltd.	596,000	459
	Far Eastern International Bank	1,174,395	458
	AURAS Technology Co. Ltd.	38,000	458
[1]	Kinsus Interconnect Technology Corp.	142,000	455
*	Nan Kang Rubber Tire Co. Ltd.	340,493	453
	Hotai Finance Co. Ltd.	116,600	452
	Yieh Phui Enterprise Co. Ltd.	916,292	450
	Shin Zu Shing Co. Ltd.	93,691	447
	RDC Semiconductor Co. Ltd.	30,690	444
	Shinkong Synthetic Fibers Corp.	926,000	443
*	HannStar Display Corp.	1,170,265	440
	Silicon Integrated Systems Corp.	333,669	439
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	439
	Visual Photonics Epitaxy Co. Ltd.	101,250	436
	ADATA Technology Co. Ltd.	139,688	428
	ChipMOS Technologies Inc.	312,682	427
	Wisdom Marine Lines Co. Ltd.	260,196	427
	FLEXium Interconnect Inc.	153,154	418
	Dynamic Holding Co. Ltd.	157,760	417
	Huaku Development Co. Ltd.	136,000	413
*	EirGenix Inc.	137,000	412
	Transcend Information Inc.	162,000	407
	EVERGREEN Steel Corp.	112,000	404
	Fitipower Integrated Technology Inc.	53,691	402
	Pan Jit International Inc.	202,800	400
	Cheng Loong Corp.	432,000	398
[1]	United Microelectronics Corp. ADR	51,487	397
	Kinpo Electronics	806,000	396
	Raydium Semiconductor Corp.	33,000	396

		Shares	Market Value ($000)
	MPI Corp.	45,000	396
*	Polaris Group	175,000	395
	Elite Semiconductor Microelectronics Technology Inc.	134,000	393
*	Phihong Technology Co. Ltd.	214,603	390
	Primax Electronics Ltd.	184,000	386
	XinTec Inc.	96,000	385
	O-Bank Co. Ltd.	1,279,000	384
*	Advanced Wireless Semiconductor Co.	94,437	375
[1]	Taiwan Semiconductor Co. Ltd.	145,000	373
	Nuvoton Technology Corp.	91,000	372
	USI Corp.	635,645	371
	FocalTech Systems Co. Ltd.	115,655	365
	Pegavision Corp.	29,457	365
	Hsin Kuang Steel Co. Ltd.	204,000	363
	U-Ming Marine Transport Corp.	232,000	354
	Ta Ya Electric Wire & Cable	313,752	349
	BES Engineering Corp.	887,000	348
	Depo Auto Parts Ind Co. Ltd.	73,000	348
	Cheng Uei Precision Industry Co. Ltd.	243,000	347
	United Renewable Energy Co. Ltd.	838,502	346
	Farglory Land Development Co. Ltd.	187,000	342
	Taiwan-Asia Semiconductor Corp	245,312	341
	President Securities Corp.	565,670	340
	Wafer Works Corp.	257,601	339
	Episil Technologies Inc.	167,334	336
	Systex Corp.	91,000	335
[1]	Andes Technology Corp.	21,000	332
	Machvision Inc.	37,404	329
	Taiwan Cogeneration Corp.	260,585	329
	Great Tree Pharmacy Co. Ltd.	30,702	327
	Foxsemicon Integrated Technology Inc.	46,900	323
	Greatek Electronics Inc.	170,000	321
	Sunplus Technology Co. Ltd.	310,000	319
	Center Laboratories Inc.	218,672	319
	Brighton-Best International Taiwan Inc.	295,000	318
	Innodisk Corp.	32,659	317
	ITE Technology Inc.	65,000	316
	China Steel Chemical Corp.	87,000	315
	Everlight Electronics Co. Ltd.	202,000	313
	Oriental Union Chemical Corp.	528,000	311
[1]	Chung Hung Steel Corp.	409,000	311
	Wah Lee Industrial Corp.	100,260	310
*	Mercuries Life Insurance Co. Ltd.	2,011,528	310
	Tainan Spinning Co. Ltd.	650,543	308
	TCI Co. Ltd.	56,022	307
	Chin-Poon Industrial Co. Ltd.	214,000	306
	Universal Vision Biotechnology Co. Ltd.	34,927	306
	TPK Holding Co. Ltd.	267,958	305
	Pixart Imaging Inc.	60,000	305
*,1	Taiwan TEA Corp.	469,000	304
*	TaiMed Biologics Inc.	111,000	304
	Kenda Rubber Industrial Co. Ltd.	319,203	304
	Solar Applied Materials Technology Corp.	240,571	302
	Advanced Energy Solution Holding Co. Ltd.	15,000	302
	Ennoconn Corp.	34,976	301
	Kaori Heat Treatment Co. Ltd.	41,625	301
	Pan-International Industrial Corp.	283,000	299
	Fulgent Sun International Holding Co. Ltd.	73,029	294

		Shares	Market Value ($000)
	Cleanaway Co. Ltd.	51,000	292
	Sporton International Inc.	39,446	292
	Hannstar Board Corp.	159,059	289
	ITEQ Corp.	108,244	287
	Evergreen International Storage & Transport Corp.	269,000	286
	TSEC Corp.	314,543	285
	Standard Foods Corp.	236,400	283
[1]	Zyxel Group Corp.	186,467	283
	SDI Corp.	85,000	278
[1]	Co-Tech Development Corp.	148,000	277
	Etron Technology Inc.	169,338	276
	Thinking Electronic Industrial Co. Ltd.	54,000	274
*	Medigen Vaccine Biologics Corp.	142,287	273
[1]	WinWay Technology Co. Ltd.	10,787	273
	Taiwan Paiho Ltd.	159,000	272
	Chenbro Micom Co. Ltd.	30,000	268
	Quanta Storage Inc.	105,000	268
	Kuo Toong International Co. Ltd.	148,374	268
	YungShin Global Holding Corp.	181,350	268
	Global Mixed Mode Technology Inc.	34,000	267
	Taiwan Sakura Corp.	118,994	267
	Xxentria Technology Materials Corp.	115,500	266
	China Metal Products	209,000	263
[1]	Wowprime Corp.	33,716	261
	Allied Supreme Corp.	25,000	261
[1]	Channel Well Technology Co. Ltd.	103,892	261
	Chang Wah Technology Co. Ltd.	245,000	260
	Shinkong Insurance Co. Ltd.	117,000	258
*	Lung Yen Life Service Corp.	209,000	258
	Sensortek Technology Corp.	18,000	258
*,1	CMC Magnetics Corp.	739,855	254
	Holy Stone Enterprise Co. Ltd.	84,210	253
	Hu Lane Associate Inc.	52,575	252
	TSRC Corp.	357,925	252
	ZillTek Technology Corp.	17,621	250
	Formosa International Hotels Corp.	36,058	245
*	Adimmune Corp.	251,485	245
	Syncmold Enterprise Corp.	99,750	244
*	OBI Pharma Inc.	114,225	244
	ASROCK Inc.	33,000	244
	IEI Integration Corp.	96,605	241
	Grand Pacific Petrochemical	524,183	241
[1]	Altek Corp.	206,600	241
*	Shining Building Business Co. Ltd.	730,915	240
	Global Brands Manufacture Ltd.	115,640	236
	General Interface Solution Holding Ltd.	118,000	236
	Egis Technology Inc.	27,000	234
	Ambassador Hotel	157,000	230
	Acter Group Corp. Ltd.	39,576	229
	Soft-World International Corp.	50,000	229
*	Radium Life Tech Co. Ltd.	759,440	228
	Sinon Corp.	185,000	228
	Nichidenbo Corp.	126,000	227
	Taiwan Mask Corp.	105,158	227
	St. Shine Optical Co. Ltd.	36,000	220
	Dynapack International Technology Corp.	82,000	218
[1]	Waffer Technology Corp.	66,990	216
[1]	D-Link Corp.	348,475	215

		Shares	Market Value ($000)
*	Foresee Pharmaceuticals Co. Ltd.	71,575	215
	Unitech Printed Circuit Board Corp.	350,689	213
	Ability Enterprise Co. Ltd.	268,000	213
	Universal Cement Corp.	229,000	213
	Kung Long Batteries Industrial Co. Ltd.	51,000	212
	Ho Tung Chemical Corp.	748,141	212
	Chong Hong Construction Co. Ltd.	87,152	211
	Wei Chuan Foods Corp.	354,000	211
	Shiny Chemical Industrial Co. Ltd.	50,000	211
*	RichWave Technology Corp.	36,518	208
	TTY Biopharm Co. Ltd.	83,541	207
*	Kuo Yang Construction Co. Ltd.	293,000	205
	Synmosa Biopharma Corp.	170,689	205
	Kindom Development Co. Ltd.	161,700	204
*	CSBC Corp. Taiwan	355,001	204
	Topkey Corp.	35,000	204
	Evergreen Aviation Technologies Corp.	63,000	204
	Swancor Holding Co. Ltd.	65,000	203
	KMC Kuei Meng International Inc.	50,000	202
	Dimerco Express Corp.	71,892	201
	Chia Hsin Cement Corp.	347,820	198
[1]	Elitegroup Computer Systems Co. Ltd.	201,000	198
	Hota Industrial Manufacturing Co. Ltd.	116,940	196
	Formosan Rubber Group Inc.	259,101	196
[1]	UPI Semiconductor Corp.	24,000	196
	Cathay Real Estate Development Co. Ltd.	319,200	195
	Taiflex Scientific Co. Ltd.	126,800	195
	TaiDoc Technology Corp.	38,000	194
	International CSRC Investment Holdings Co.	323,447	194
	Career Technology MFG. Co. Ltd.	293,547	192
	Nantex Industry Co. Ltd.	164,000	189
	Ton Yi Industrial Corp.	389,000	189
	Anpec Electronics Corp.	28,000	187
	Advanced Ceramic X Corp.	27,000	186
	Weikeng Industrial Co. Ltd.	188,000	184
*	Rich Development Co. Ltd.	594,000	178
	Continental Holdings Corp.	200,000	173
	Asia Optical Co. Inc.	80,000	172
[1]	Darwin Precisions Corp.	347,000	171
	Infortrend Technology Inc.	258,000	168
	VIA Labs Inc.	21,000	168
	91APP Inc.	54,000	166
	Chang Wah Electromaterials Inc.	144,000	165
	Sinyi Realty Inc.	177,358	164
	UPC Technology Corp.	344,265	164
	Darfon Electronics Corp.	101,000	164
	Flytech Technology Co. Ltd.	74,853	162
	Marketech International Corp.	34,000	159
	Posiflex Technology Inc.	42,169	158
	Dyaco International Inc.	151,852	158
*	Lealea Enterprise Co. Ltd.	488,800	157
*	Mercuries & Associates Holding Ltd.	397,414	157
*	Globe Union Industrial Corp.	320,141	156
	Longchen Paper & Packaging Co. Ltd.	349,309	154
	Gamania Digital Entertainment Co. Ltd.	62,000	153
	Namchow Holdings Co. Ltd.	92,000	153
*	Yeong Guan Energy Technology Group Co. Ltd.	94,639	152
	Test Research Inc.	68,000	151

		Shares	Market Value ($000)
	Actron Technology Corp.	28,132	151
[1]	Ichia Technologies Inc.	138,000	149
	Cub Elecparts Inc.	35,854	148
	Weltrend Semiconductor	70,599	147
	Sunny Friend Environmental Technology Co. Ltd.	41,604	145
	Huang Hsiang Construction Corp.	105,000	144
	CyberPower Systems Inc.	24,000	144
	AmTRAN Technology Co. Ltd.	335,853	143
	Chun Yuan Steel Industry Co. Ltd.	244,000	138
[1]	PharmaEngine Inc.	40,038	135
	Chlitina Holding Ltd.	22,400	135
	Chief Telecom Inc.	13,200	135
[1]	Formosa Sumco Technology Corp.	26,000	134
	Elite Advanced Laser Corp.	67,412	134
	Prince Housing & Development Corp.	398,050	133
	Alpha Networks Inc.	107,772	133
	China Bills Finance Corp.	283,000	133
	Jess-Link Products Co. Ltd.	51,750	132
	China Electric Manufacturing Corp.	246,360	131
	Hong Pu Real Estate Development Co. Ltd.	140,000	131
	Bioteque Corp.	36,000	128
*	China Man-Made Fiber Corp.	516,602	128
	T3EX Global Holdings Corp.	44,000	127
	Genesys Logic Inc.	36,000	125
	Taiwan Styrene Monomer	271,450	124
	China General Plastics Corp.	184,895	121
	Apex International Co. Ltd.	80,000	121
*	Bank of Kaohsiung Co. Ltd.	314,231	120
	Firich Enterprises Co. Ltd.	126,880	120
	Holtek Semiconductor Inc.	60,000	119
	Lingsen Precision Industries Ltd.	151,000	118
	Chunghwa Precision Test Tech Co. Ltd.	7,000	118
	Amazing Microelectronic Corp.	33,290	118
	Asia Polymer Corp.	163,556	116
	Adlink Technology Inc.	59,584	116
	Hung Sheng Construction Ltd.	181,912	116
	Savior Lifetec Corp.	182,096	116
	Panion & BF Biotech Inc.	35,023	116
*	Tyntek Corp.	194,000	115
	Gemtek Technology Corp.	102,000	115
	YC INOX Co. Ltd.	137,692	114
	TYC Brother Industrial Co. Ltd.	90,000	113
	Sampo Corp.	121,600	111
*	First Steamship Co. Ltd.	419,936	111
[1]	Chung Hwa Pulp Corp.	152,421	110
	Sonix Technology Co. Ltd.	65,000	110
	Taiwan PCB Techvest Co. Ltd.	83,000	109
	Taiyen Biotech Co. Ltd.	100,000	108
	Tung Thih Electronic Co. Ltd.	26,000	108
	CHC Healthcare Group	60,268	108
	Zeng Hsing Industrial Co. Ltd.	33,304	107
	ScinoPharm Taiwan Ltd.	133,245	107
	China Chemical & Pharmaceutical Co. Ltd.	143,000	106
	LandMark Optoelectronics Corp.	30,600	105
	KEE TAI Properties Co. Ltd.	212,000	104
	Advanced International Multitech Co. Ltd.	46,000	104
	Everlight Chemical Industrial Corp.	170,240	102
	Johnson Health Tech Co. Ltd.	49,105	102

		Shares	Market Value ($000)
*	Federal Corp.	170,612	100
	Senao International Co. Ltd.	80,893	98
*	CyberTAN Technology Inc.	148,000	98
*	Rexon Industrial Corp. Ltd.	69,000	98
	Motech Industries Inc.	115,929	96
[1]	Sincere Navigation Corp.	124,790	91
	FSP Technology Inc.	54,000	89
	Gourmet Master Co. Ltd.	28,245	87
	Speed Tech Corp.	46,000	86
	Kaimei Electronic Corp.	42,400	86
	Rechi Precision Co. Ltd.	120,000	85
*	Medigen Biotechnology Corp.	65,000	84
	Ultra Chip Inc.	29,000	84
	WUS Printed Circuit Co. Ltd.	73,457	82
	Iron Force Industrial Co. Ltd.	29,000	81
	AGV Products Corp.	202,440	76
*	Gigastorage Corp.	141,195	76
*,1	ALI Corp.	86,811	73
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	70
	TA-I Technology Co. Ltd.	45,750	66
	Tong-Tai Machine & Tool Co. Ltd.	106,560	63
*	PChome Online Inc.	43,630	62
	Basso Industry Corp.	48,200	61
	Brogent Technologies Inc.	17,529	61
*	Li Peng Enterprise Co. Ltd.	240,600	59
*	HannsTouch Holdings Co.	200,133	59
	Yulon Nissan Motor Co. Ltd.	10,000	55
	Nidec Chaun-Choung Technology Corp.	13,000	54
	Fittech Co. Ltd.	25,781	53
*	Ritek Corp.	202,257	50
	Sheng Yu Steel Co. Ltd.	56,000	50
*	Gigasolar Materials Corp.	15,519	50
*	Newmax Technology Co. Ltd.	47,000	49
	Nan Liu Enterprise Co. Ltd.	16,000	37
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	37
	Cyberlink Corp.	11,000	32
*	Zinwell Corp.	43,000	29
*	Li Cheng Enterprise Co. Ltd.	28,407	18
	Yankey Engineering Co. Ltd.	1,000	11
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			800,869
Thailand (0.2%)
	PTT PCL	8,380,780	7,956
	CP ALL PCL	3,605,800	5,308
	Bangkok Dusit Medical Services PCL Class F	6,070,000	4,705
[1]	Airports of Thailand PCL	2,400,050	4,041
	Advanced Info Service PCL	621,000	3,830
	Delta Electronics Thailand PCL	1,572,200	3,480
	Kasikornbank PCL	958,635	3,247
	PTT Exploration & Production PCL	768,081	3,242
	Central Pattana PCL	1,719,700	3,135
	SCB X PCL	915,200	2,679
[1]	Bumrungrad Hospital PCL	323,500	2,189
	Gulf Energy Development PCL	1,622,380	1,987
	Siam Cement PCL (Registered)	240,406	1,830
	Minor International PCL	2,073,232	1,783
	TMBThanachart Bank PCL	32,253,370	1,627
	Charoen Pokphand Foods PCL	2,790,000	1,464

		Shares	Market Value ($000)
	Bangkok Bank PCL (Registered)	367,148	1,459
	Central Retail Corp. PCL	1,536,600	1,437
	Tisco Financial Group PCL	484,400	1,351
	Siam Cement PCL NVDR	162,800	1,239
	Krung Thai Bank PCL	2,656,675	1,191
	Energy Absolute PCL (XBKK)	949,000	1,061
	PTT Global Chemical PCL	1,072,115	1,011
*	True Corp. PCL	5,886,976	1,001
[1]	Home Product Center PCL	3,260,298	964
	Intouch Holdings PCL Class F	453,931	943
	Thai Oil PCL	610,732	940
[1]	Bangkok Expressway & Metro PCL	4,180,457	866
[1]	Krungthai Card PCL	689,000	849
	Land & Houses PCL (Registered)	3,800,750	820
	Banpu PCL (Registered)	4,503,604	786
[1]	BTS Group Holdings PCL	4,648,511	785
	PTT Oil & Retail Business PCL	1,456,000	734
	Bangchak Corp. PCL	599,500	709
	CP Axtra PCL	867,477	695
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	658
	Indorama Ventures PCL	986,000	656
	Thai Union Group PCL Class F	1,523,480	653
	Siam Global House PCL	1,483,331	636
	Electricity Generating PCL	168,600	624
	Carabao Group PCL Class F	284,000	603
	Thonburi Healthcare Group PCL	451,600	601
	SCG Packaging PCL	670,100	594
[1]	Global Power Synergy PCL Class F	421,593	584
	Srisawad Corp. PCL	517,405	576
[1]	Thanachart Capital PCL	371,200	530
[1]	Hana Microelectronics PCL	389,200	522
[1]	KCE Electronics PCL	412,300	514
	WHA Corp. PCL	3,748,102	500
	Gunkul Engineering PCL	5,778,099	498
[1]	Ratch Group PCL	575,824	491
	Asset World Corp. PCL	4,257,800	478
	AP Thailand PCL	1,566,000	472
[1]	Kiatnakin Bank PCL	331,900	455
	Sansiri PCL	9,041,700	455
[1]	Ngern Tid Lor PCL	712,385	437
	Osotspa PCL	714,800	419
[1]	Berli Jucker PCL	602,984	402
	Muangthai Capital PCL	321,700	385
*,1	Jasmine Technology Solution PCL	173,400	376
	B Grimm Power PCL	480,000	375
	Bangkok Chain Hospital PCL	566,200	360
	Jasmine Broadband Internet Infrastructure Fund Class F	2,076,500	360
*	Central Plaza Hotel PCL	290,900	356
	CH Karnchang PCL	575,000	349
	Supalai PCL	616,000	342
[1]	Com7 PCL Class F	547,600	326
	Thaicom PCL	968,800	322
	Thai Life Insurance PCL	1,314,300	309
[1]	IRPC PCL	5,512,400	302
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	297
	Quality Houses PCL	4,710,983	295
	Thailand Future Fund	1,480,400	294
	Taokaenoi Food & Marketing PCL Class F	951,300	289

		Shares	Market Value ($000)
	Krung Thai Bank PCL NVDR	633,000	284
	JMT Network Services PCL	472,664	273
[1]	Jaymart Group Holdings PCL	664,500	269
	CK Power PCL	2,330,445	250
	Dhipaya Group Holdings PCL	288,000	241
	Star Petroleum Refining PCL	1,003,500	237
	TTW PCL	870,200	237
	MK Restaurants Group PCL	228,200	233
	Amata Corp. PCL	383,249	230
	Betagro PCL	369,700	229
	Sri Trang Agro-Industry PCL	466,196	227
	TOA Paint Thailand PCL	375,300	223
	TPI Polene Power PCL	2,253,400	214
	Mega Lifesciences PCL	176,300	213
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	1,222,600	207
	Sino-Thai Engineering & Construction PCL	850,400	205
	Esso Thailand PCL	819,400	200
	Dohome PCL (XBKK)	649,357	199
	I-TAIL Corp. PCL	391,500	199
	BEC World PCL	1,509,700	197
	Chularat Hospital PCL Class F	2,340,180	195
	Bangkok Airways PCL	457,000	189
*	Bangkok Land PCL	9,266,000	188
	GFPT PCL	584,200	187
	Ramkhamhaeng Hospital PCL Class F	204,440	187
	Thoresen Thai Agencies PCL	1,064,852	186
	BCPG PCL	785,514	183
	Plan B Media PCL Class F	726,116	180
	Major Cineplex Group PCL	448,400	177
	TPI Polene PCL	4,173,300	165
*	Beyond Securities PCL	1,359,300	161
[1]	Ratchthani Leasing PCL	2,187,700	157
	AEON Thana Sinsap Thailand PCL	36,100	154
	Bangkok Life Assurance PCL NVDR	269,040	145
	VGI PCL	3,130,323	139
[1]	Thai Vegetable Oil PCL	227,040	134
	LPN Development PCL	1,259,200	133
	Vibhavadi Medical Center PCL	2,435,329	121
	Jasmine International PCL	2,023,300	117
	Tipco Asphalt PCL	257,200	117
	Sri Trang Gloves Thailand PCL	578,400	117
[1]	Forth Corp. PCL	241,400	116
[1]	Precious Shipping PCL	533,800	114
	Siam City Cement PCL	27,700	105
[1]	Singer Thailand PCL	372,900	102
[1]	TQM Alpha PCL	123,600	101
	MBK PCL	201,158	90
	Origin Property PCL Class F	389,400	89
	Banpu Power PCL	215,100	88
*	Super Energy Corp. PCL	7,111,700	84
	SPCG PCL	240,000	82
	Pruksa Holding PCL	195,300	66
	Thaifoods Group PCL Class F	649,700	66
	Workpoint Entertainment PCL	221,400	64
	Land & Houses PCL NVDR	292,550	63
	Thanachart Capital PCL NDVR	38,600	55
	PTG Energy PCL	190,400	46
	SCB X PCL NVDR	14,100	41

		Shares	Market Value ($000)
	BTS Group Holdings PCL NDVR	222,000	38
	Pruksa Real Estate PCL	210,700	36
*	Italian-Thai Development PCL	1,562,400	33
*	Samart Corp. PCL	196,800	29
*	Kerry Express Thailand PCL	161,000	24
*,3	Thai Airways International PCL	300,774	22
*	Rabbit Holdings PCL Class F	1,372,925	18
	Kasikornbank PCL NVDR	2,990	10
	Bangkok Life Assurance PCL	16,500	9
	Ratch Group PCL NDVR	9,776	8
			98,537
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	246,722	3,094
*	Turk Hava Yollari AO	305,958	2,743
	KOC Holding A/S	511,321	2,701
	Turkiye Petrol Rafinerileri A/S	491,426	2,421
	Akbank TAS	1,727,230	2,248
	Haci Omer Sabanci Holding A/S	733,711	1,754
	Turkiye Is Bankasi A/S Class C	1,802,459	1,520
	Turkcell Iletisim Hizmetleri A/S	659,147	1,486
	Turkiye Sise ve Cam Fabrikalari A/S	906,294	1,470
*	Eregli Demir ve Celik Fabrikalari TAS	929,152	1,317
	Yapi ve Kredi Bankasi A/S	1,803,439	1,295
	Enka Insaat ve Sanayi A/S	1,016,217	1,244
	Aselsan Elektronik Sanayi Ve Ticaret A/S	652,330	1,087
	Ford Otomotiv Sanayi A/S	33,920	985
*	Sasa Polyester Sanayi A/S	693,876	880
*	Pegasus Hava Tasimaciligi A/S	30,234	747
	Migros Ticaret A/S	52,515	706
	Turkiye Garanti Bankasi A/S	331,217	693
	Turk Traktor ve Ziraat Makineleri A/S	23,594	628
	Coca-Cola Icecek A/S	34,564	610
	Arcelik A/S	118,554	553
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	760,571	552
	Tofas Turk Otomobil Fabrikasi A/S	66,237	537
	AG Anadolu Grubu Holding A/S	66,673	502
*	Petkim Petrokimya Holding A/S	692,904	495
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	476
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	427
	Sok Marketler Ticaret A/S	201,164	422
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	108,241	420
*	TAV Havalimanlari Holding A/S	91,757	417
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	409
*	Turk Telekomunikasyon A/S	352,454	379
	Koza Altin Isletmeleri A/S	539,784	369
*	Hektas Ticaret TAS	601,994	353
	Nuh Cimento Sanayi A/S	33,790	353
	Kontrolmatik Enerji Ve Muhendislik A/S	43,955	351
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	72,668	342
*	Oyak Cimento Fabrikalari A/S	160,978	335
	Is Yatirim Menkul Degerler A/S	279,695	318
	Borusan Yatirim ve Pazarlama A/S	3,532	303
*	Ulker Biskuvi Sanayi A/S	96,625	297
*	Anadolu Anonim Turk Sigorta Sirketi	125,693	295
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	291
	Dogus Otomotiv Servis ve Ticaret A/S	31,895	286
*,2	MLP Saglik Hizmetleri A/S	52,339	281
	Alarko Holding A/S	79,397	280

		Shares	Market Value ($000)
*	Investco Holding A/S	22,977	253
*	Peker Gayrimenkul Yatirim Ortakligi A/S	218,845	247
	EGE Endustri VE Ticaret A/S	681	246
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	82,412	232
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	219
[2]	Enerjisa Enerji A/S	116,815	214
*	Gubre Fabrikalari TAS	43,129	207
	Aksa Akrilik Kimya Sanayii A/S	66,895	205
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	203
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	34,321	203
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	199,529	200
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	198
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	192
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	189
*	Baticim Bati Anadolu Cimento Sanayii A/S	50,567	187
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	179,970	185
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	184
*	Kiler Holding AS	147,065	184
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	201,973	178
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	15,825	173
	Alfa Solar Enerji Sanayi VE Ticaret AS	51,880	172
	Dogan Sirketler Grubu Holding A/S	389,279	169
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	166
	Kayseri Seker Fabrikasi A/S	137,098	165
	Aksa Enerji Uretim A/S	132,529	157
	Aygaz A/S	31,182	151
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	151
	Kocaer Celik Sanayi Ve Ticaret AS	113,744	149
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	144
*	Konya Cimento Sanayii A/S	530	134
*	Albaraka Turk Katilim Bankasi A/S	959,185	134
	Bera Holding A/S	308,280	132
*	Zorlu Enerji Elektrik Uretim A/S	820,667	126
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	126
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	123
	Akcansa Cimento A/S	20,940	118
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	116
*	Izmir Demir Celik Sanayi A/S	559,166	115
	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	112
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	55,246	111
*	AKIS Gayrimenkul Yatirimi A/S	237,116	111
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	337,199	107
*	Vestel Elektronik Sanayi ve Ticaret A/S	52,309	106
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	105
*	Turkiye Halk Bankasi A/S	242,994	104
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	104
	Tekfen Holding A/S	74,320	102
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	98
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	96
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	94
*	Iskenderun Demir ve Celik A/S	77,436	92
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	76,316	92
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	91
*	Tukas Gida Sanayi ve Ticaret A/S	314,904	87
	Sekerbank Turk A/S	539,277	86
*	NET Holding A/S	95,198	85
*	Oyak Yatirim Menkul Degerler A/S	58,742	85
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	36,120	84

		Shares	Market Value ($000)
	Kimteks Poliuretan Sanayi VE Ticaret AS	38,018	83
	Bursa Cimento Fabrikasi A/S	316,197	83
	Global Yatirim Holding A/S	208,100	78
	Galata Wind Enerji A/S	87,783	76
*	Aksigorta A/S	330,403	71
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	70
*	Can2 Termik A/S	115,947	69
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	68
*	Qua Granite Hayal	495,770	66
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	65
	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	64
	Polisan Holding A/S	134,933	63
	LDR Turizm AS	30,310	61
*	Is Finansal Kiralama A/S	144,080	60
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	55,000	60
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	59
*	Europen Endustri Insaat Sanayi VE Ticaret AS	106,633	59
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	58
*	Tat Gida Sanayi A/S	52,706	57
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	56
*	Aydem Yenilenebilir Enerji A/S	68,323	52
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	42
	Turkiye Sigorta A/S	26,414	42
*	YEO Teknoloji Enerji VE Endustri A/S	5,829	42
	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	39
	Kordsa Teknik Tekstil A/S	12,974	36
*	Imas Makina Sanayi AS	62,743	28
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	28
*	Akfen Yenilenebilir Enerji A/S	41,948	28
*	MIA Teknoloji A/S	13,996	20
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	9,279	19
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	16
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	9
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	4,249	8
	Verusa Holding A/S	699	5
	Politeknik Metal Sanayi ve Ticaret A/S	8	5
			50,016
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	1,979,448	10,331
	First Abu Dhabi Bank PJSC	2,553,013	10,178
	Emaar Properties PJSC	3,858,029	7,800
	Emirates NBD Bank PJSC	1,047,659	5,046
[3]	Abu Dhabi Commercial Bank PJSC	1,693,876	4,153
*	Alpha Dhabi Holding PJSC	794,608	3,845
	Dubai Electricity & Water Authority PJSC	4,883,173	3,338
	Aldar Properties PJSC	2,127,477	2,951
	Dubai Islamic Bank PJSC	1,571,873	2,705
	Abu Dhabi Islamic Bank PJSC	848,300	2,589
*	Multiply Group PJSC	2,759,644	2,167
	Abu Dhabi National Oil Co. for Distribution PJSC	1,711,235	1,653
	Americana Restaurants International plc (XADS)	1,683,046	1,424
	Air Arabia PJSC	1,297,193	1,051
	Borouge plc	1,588,294	1,033
	Salik Co. PJSC	1,091,464	1,030
*	Q Holding PJSC	1,176,134	1,011
*	National Marine Dredging Co.	115,252	950
	ADNOC Drilling Co. PJSC	878,598	877
	Emaar Development PJSC	449,835	851

		Shares	Market Value ($000)
	ADNOC Logistics & Services	778,173	831
*	Abu Dhabi Ports Co. PJSC	484,731	820
	Dubai Investments PJSC	1,234,573	795
*	Pure Health Holding PJSC	595,822	792
	Dana Gas PJSC	3,054,526	614
	Sharjah Islamic Bank	891,987	571
	Fertiglobe plc	727,424	552
	Emirates Central Cooling Systems Corp.	1,080,965	516
	GFH Financial Group BSC	1,509,337	390
	AL Yah Satellite Communications Co.-PJSC	570,234	357
*	AL Seer Marine Supplies & Equipment Co LLC	181,709	329
	Dubai Financial Market PJSC	886,014	328
	Aramex PJSC	378,585	217
*	RAK Properties PJSC	603,454	215
*	Ghitha Holding PJSC	20,925	214
*	Apex Investments Co. PSC	244,199	131
*,3	Arabtec Holding PJSC	245,437	35
*,3	Drake & Scull International PJSC	114,862	—
			72,690
United Kingdom (3.6%)
	Shell plc (XETR)	3,794,276	117,631
	AstraZeneca plc	848,663	112,513
	HSBC Holdings plc	11,180,112	87,291
	Unilever plc (XLON)	1,438,449	69,995
	BP plc	9,571,886	55,904
	Diageo plc	1,269,059	45,836
	GSK plc	2,308,749	45,662
	RELX plc	1,087,084	44,868
	Rio Tinto plc	624,063	43,197
	British American Tobacco plc	1,274,283	37,570
	Glencore plc	7,094,034	37,534
	Reckitt Benckiser Group plc	411,361	29,742
	London Stock Exchange Group plc	258,281	29,215
	CRH plc (SGMX)	405,493	28,766
	National Grid plc	2,103,737	28,020
	Compass Group plc	984,592	27,119
	BAE Systems plc	1,747,731	26,035
	Ferguson plc	117,825	22,032
	Experian plc	527,569	21,959
*	Flutter Entertainment plc (XLON)	101,676	20,870
	Lloyds Banking Group plc	36,628,580	19,635
*	Rolls-Royce Holdings plc	4,820,777	18,302
	3i Group plc	546,661	17,113
	Ashtead Group plc	252,582	16,517
	Anglo American plc	692,328	16,503
	Prudential plc (XLON)	1,578,229	16,212
	Barclays plc	8,625,060	16,028
	Tesco plc	4,055,072	14,694
	Haleon plc	3,331,162	13,530
	SSE plc	627,647	13,368
	Imperial Brands plc	520,213	12,488
	Legal & General Group plc	3,426,478	11,021
	Vodafone Group plc	12,485,162	10,614
	Standard Chartered plc	1,268,126	9,584
	InterContinental Hotels Group plc	97,318	9,221
	NatWest Group plc	3,193,236	9,012
	Sage Group plc	584,307	8,699
	Aviva plc	1,577,663	8,612

		Shares	Market Value ($000)
	Segro plc	722,437	8,023
	Informa plc	811,407	7,969
	Bunzl plc	192,374	7,818
	Next plc	70,868	7,566
	Rentokil Initial plc	1,447,833	7,456
	Smith & Nephew plc	507,622	7,099
	Halma plc	224,256	6,207
	WPP plc	618,649	5,983
	Melrose Industries plc (XLON)	785,886	5,858
	Smurfit Kappa Group plc	154,243	5,743
	Associated British Foods plc	191,254	5,665
	Admiral Group plc	174,634	5,553
	Centrica plc	3,161,185	5,532
	United Utilities Group plc	409,616	5,517
	Intertek Group plc	97,058	5,509
	Spirax-Sarco Engineering plc	43,631	5,491
	Whitbread plc	118,861	5,388
	BT Group plc	3,635,199	5,150
	Severn Trent plc	153,558	5,048
	Pearson plc	409,478	5,023
	Croda International plc	82,981	5,023
[2]	Auto Trader Group plc	545,326	5,017
	Mondi plc	265,531	4,758
	Smiths Group plc	222,018	4,550
	Entain plc	370,485	4,513
*	Wise plc Class A	441,014	4,498
	Antofagasta plc	197,296	4,300
	Taylor Wimpey plc	2,172,469	4,056
	Barratt Developments plc	594,508	4,052
	DCC plc	54,905	3,992
	Intermediate Capital Group plc	161,580	3,643
	Land Securities Group plc	421,294	3,552
[1]	B&M European Value Retail SA	540,487	3,542
	Burberry Group plc	214,369	3,531
	Berkeley Group Holdings plc	57,941	3,509
	Rightmove plc	493,175	3,490
	Marks & Spencer Group plc	1,106,817	3,458
	J Sainsbury plc	1,003,312	3,425
	Weir Group plc	146,844	3,375
	M&G plc	1,163,479	3,290
	Persimmon plc	176,173	3,245
	Coca-Cola HBC AG	110,302	3,243
	Kingfisher plc	1,162,761	3,233
	Howden Joinery Group plc	310,241	3,142
	Diploma plc	75,747	3,122
	IMI plc	145,180	3,079
	Schroders plc	552,308	2,826
[2]	ConvaTec Group plc	920,118	2,800
	RS Group plc	269,280	2,668
	Beazley plc	382,287	2,632
	Spectris plc	56,305	2,621
	St. James's Place plc	306,220	2,521
	Vistry Group plc	197,561	2,499
	Phoenix Group Holdings plc	391,026	2,497
	DS Smith plc	698,550	2,491
	Hiscox Ltd.	188,363	2,472
	Abrdn plc	1,159,352	2,466
	Games Workshop Group plc	19,336	2,422

		Shares	Market Value ($000)
	British Land Co. plc	500,381	2,405
	UNITE Group plc	187,311	2,393
	Johnson Matthey plc	115,403	2,372
*	Ocado Group plc	338,965	2,322
	Investec plc	347,405	2,262
	Bellway plc	64,713	2,255
	Hikma Pharmaceuticals plc	89,246	2,177
	Tritax Big Box REIT plc	1,017,364	2,130
	JD Sports Fashion plc	1,405,869	2,077
	Hargreaves Lansdown plc	209,615	2,023
	Man Group plc	650,492	1,945
	Greggs plc	54,628	1,840
	IG Group Holdings plc	202,766	1,822
	Rotork plc	455,240	1,795
	Inchcape plc	205,392	1,769
	Endeavour Mining plc	99,591	1,769
*	TUI AG	252,830	1,742
	Derwent London plc	64,339	1,734
	Tate & Lyle plc	218,615	1,725
*	Direct Line Insurance Group plc	747,363	1,595
	Britvic plc	142,749	1,591
	Cranswick plc	29,263	1,492
	ITV plc	1,951,782	1,478
*	easyJet plc	209,446	1,466
	Big Yellow Group plc	101,125	1,462
	Drax Group plc	223,761	1,441
	Shaftesbury Capital plc	845,255	1,424
	Computacenter plc	38,025	1,389
	QinetiQ Group plc	300,301	1,356
	Grafton Group plc GDR	110,181	1,354
	LondonMetric Property plc	553,055	1,351
	Grainger plc	401,129	1,332
	Harbour Energy plc	375,765	1,321
	Pennon Group plc	148,277	1,320
	Balfour Beatty plc	313,400	1,318
	Softcat plc	70,640	1,289
	OSB Group plc	223,375	1,271
*	International Distributions Services plc	362,388	1,267
	Serco Group plc	577,013	1,259
	Travis Perkins plc	125,625	1,253
*	SSP Group plc	438,648	1,248
	Virgin Money UK plc	613,356	1,211
	Safestore Holdings plc	115,998	1,208
*,2	Network International Holdings plc	242,762	1,191
*	Indivior plc	67,363	1,181
*	International Consolidated Airlines Group SA	629,834	1,176
*	Carnival plc	77,246	1,161
	Hill & Smith plc	48,854	1,156
	Hays plc	927,829	1,155
	4imprint Group plc	16,592	1,138
*,2	Trainline plc	270,092	1,130
	WH Smith plc	72,176	1,103
	Savills plc	85,366	1,090
	Plus500 Ltd.	48,084	1,088
	Redrow plc	142,135	1,080
	Lancashire Holdings Ltd.	139,966	1,075
[2]	Quilter plc	804,144	1,068
	TP ICAP Group plc	449,469	1,065

		Shares	Market Value ($000)
	Pagegroup plc	181,484	1,054
	Genus plc	35,791	1,040
	LXI REIT plc	770,064	1,027
	Paragon Banking Group plc	114,753	1,022
	Mitie Group plc	779,578	1,016
*	IWG plc	426,290	1,010
	Domino's Pizza Group plc	224,866	993
	Bank of Georgia Group plc	20,589	988
[2]	JTC plc	97,924	984
*	Darktrace plc	226,689	983
*,2	Deliveroo plc	659,597	979
	TBC Bank Group plc	26,357	972
*	Playtech plc	166,317	933
	Assura plc	1,643,261	925
	Dunelm Group plc	66,284	913
	Moneysupermarket.com Group plc	280,455	905
	Oxford Instruments plc	31,568	883
	Pets at Home Group plc	249,082	882
	Bytes Technology Group plc (XLON)	106,051	880
*	Ascential plc	226,563	873
	Primary Health Properties plc	711,324	873
	Energean plc	72,317	869
	Firstgroup plc	408,106	859
[2]	Airtel Africa plc	604,029	858
	Bodycote plc	106,208	856
	Victrex plc	49,122	846
	Coats Group plc	902,039	820
	Dowlais Group plc	709,624	811
	Morgan Sindall Group plc	28,045	802
	Babcock International Group plc	139,818	799
	Supermarket Income REIT plc	777,045	796
	Chemring Group plc	178,853	795
	Centamin plc	649,502	791
	Ashmore Group plc	294,449	788
	Sirius Real Estate Ltd.	663,975	763
	Genuit Group plc	141,475	757
	Hammerson plc	2,204,086	752
	Renishaw plc	16,740	740
	Fresnillo plc	109,812	735
*	John Wood Group plc	365,461	725
*	Oxford Nanopore Technologies plc	355,978	722
	Kainos Group plc	48,566	705
*	Frasers Group plc	66,118	676
	Telecom Plus plc	36,145	664
	Premier Foods plc	360,487	646
*,2	Watches of Switzerland Group plc	136,495	643
	Just Group plc	590,632	636
	Vesuvius plc	105,248	634
	Rathbones Group plc	29,669	621
	AJ Bell plc	155,058	620
	Future plc	68,165	611
	IntegraFin Holdings plc	161,795	603
	Clarkson plc	12,919	582
	Volution Group plc	106,024	580
	Close Brothers Group plc	83,578	574
[2]	Spire Healthcare Group plc	188,279	564
	Great Portland Estates plc	107,092	563
*	J D Wetherspoon plc	50,210	534

		Shares	Market Value ($000)
	Keller Group plc	47,802	530
	Spirent Communications plc	339,577	507
	Redde Northgate plc	112,792	506
*	Elementis plc	281,773	505
[2]	Bridgepoint Group plc	148,109	504
	Morgan Advanced Materials plc	142,816	489
	Hilton Food Group plc	48,855	485
*	Mitchells & Butlers plc	145,120	476
*	Helios Towers plc	472,518	472
	Workspace Group plc	70,681	465
	Ninety One plc	208,119	463
*	THG plc	544,316	454
*,2	Trustpilot Group plc	197,632	449
	Rhi Magnesita NV	10,453	443
	Senior plc	213,364	427
	Marshalls plc	117,118	416
	C&C Group plc	209,451	407
	Crest Nicholson Holdings plc	147,185	389
*,2	Aston Martin Lagonda Global Holdings plc	160,219	386
[2]	Ibstock plc	192,672	373
	AG Barr plc	48,232	347
	Essentra plc	156,794	344
	IP Group plc	521,288	344
[2]	TI Fluid Systems plc	183,305	332
	Dr. Martens plc	288,620	325
	Wickes Group plc	163,541	324
*	Currys plc	516,854	323
[2]	Petershill Partners plc	144,420	322
*	PureTech Health plc	127,491	320
	NCC Group plc	202,648	311
	Balanced Commercial Property Trust Ltd.	313,967	301
*	Greencore Group plc	232,499	300
	Mobico Group plc	268,836	291
*	Moonpig Group plc	136,784	289
	UK Commercial Property REIT Ltd.	349,353	283
	Halfords Group plc	124,590	282
*	Auction Technology Group plc	40,365	279
	Diversified Energy Co. plc	24,091	278
	Liontrust Asset Management plc	33,946	268
	Picton Property Income Ltd.	307,086	261
*	Capita plc	1,041,842	251
*	Tullow Oil plc	619,593	243
	FDM Group Holdings plc	41,177	242
*	Alphawave IP Group plc	139,594	229
*	AO World plc	187,807	216
*	Molten Ventures plc	69,885	212
*	888 Holdings plc	214,674	209
*	Hochschild Mining plc	158,826	209
	Breedon Group plc	42,836	196
	Vanquis Banking Group plc	130,180	195
	PZ Cussons plc	110,790	187
*,3	Home REIT plc	383,901	185
	Jupiter Fund Management plc	173,949	174
*,1	ASOS plc	33,993	159
*	S4 Capital plc	280,007	156
	Ferrexpo plc	135,795	150
*	Oxford Biomedica plc	63,745	147
	Helical plc	55,409	143

		Shares	Market Value ($000)
*	Synthomer plc	60,515	121
*	SIG plc	283,997	118
	Ithaca Energy plc	61,004	105
*	Rank Group plc	100,345	89
	CLS Holdings plc	71,863	89
[2]	CMC Markets plc	46,417	80
	XP Power Ltd.	3,903	69
[2]	Bakkavor Group plc	46,001	55
	Capricorn Energy plc	27,730	51
*,1	Petrofac Ltd.	123,539	48
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			1,580,246
United States (61.3%)
	Microsoft Corp.	4,271,055	1,698,086
	Apple Inc.	8,462,041	1,560,400
	NVIDIA Corp.	1,363,737	839,066
*	Amazon.com Inc.	5,170,583	802,474
*	Meta Platforms Inc. Class A	1,269,649	495,341
*	Alphabet Inc. Class A	3,438,048	481,671
*	Alphabet Inc. Class C	2,853,500	404,626
*	Berkshire Hathaway Inc. Class B	879,547	337,517
	Eli Lilly & Co.	485,652	313,542
*	Tesla Inc.	1,583,975	296,663
	Broadcom Inc.	247,464	292,008
	JPMorgan Chase & Co.	1,655,026	288,570
	UnitedHealth Group Inc.	533,242	272,881
	Visa Inc. Class A	914,859	249,994
	Exxon Mobil Corp.	2,322,885	238,816
	Johnson & Johnson	1,381,205	219,473
	Mastercard Inc. Class A	476,179	213,914
	Procter & Gamble Co.	1,347,746	211,785
	Home Depot Inc.	573,579	202,450
	Costco Wholesale Corp.	254,065	176,545
	Merck & Co. Inc.	1,456,316	175,894
	AbbVie Inc.	1,011,984	166,370
*	Adobe Inc.	262,839	162,377
*	Advanced Micro Devices Inc.	920,551	154,367
*	Salesforce Inc.	542,826	152,583
	Chevron Corp.	987,352	145,565
*	Netflix Inc.	247,943	139,867
	Walmart Inc.	818,047	135,182
	Bank of America Corp.	3,956,033	134,545
	PepsiCo Inc.	788,351	132,861
	Coca-Cola Co.	2,228,078	132,548
	Accenture plc Class A	363,059	132,110
	McDonald's Corp.	417,552	122,226
	Thermo Fisher Scientific Inc.	221,221	119,234
	Cisco Systems Inc.	2,323,135	116,575
	Linde plc	278,167	112,610
	Abbott Laboratories	993,868	112,456
	Comcast Corp. Class A	2,290,430	106,597
	Wells Fargo & Co.	2,105,885	105,673
	Intel Corp.	2,420,378	104,270
	Verizon Communications Inc.	2,413,981	102,232
	Walt Disney Co.	1,048,752	100,733

		Shares	Market Value ($000)
	Intuit Inc.	156,645	98,895
	Oracle Corp.	884,905	98,844
	Amgen Inc.	306,249	96,242
	International Business Machines Corp.	520,595	95,612
	QUALCOMM Inc.	640,704	95,151
	Danaher Corp.	377,712	90,617
*	ServiceNow Inc.	116,819	89,413
	Caterpillar Inc.	293,260	88,069
	Pfizer Inc.	3,243,985	87,847
	Union Pacific Corp.	349,587	85,275
	Texas Instruments Inc.	520,656	83,367
	S&P Global Inc.	184,267	82,616
	General Electric Co.	622,827	82,475
	Philip Morris International Inc.	889,369	80,799
	Applied Materials Inc.	479,316	78,752
	Honeywell International Inc.	381,056	77,072
	ConocoPhillips	687,209	76,878
*	Intuitive Surgical Inc.	200,610	75,875
	RTX Corp.	824,071	75,089
*	Uber Technologies Inc.	1,128,560	73,661
	AT&T Inc.	4,100,338	72,535
*	Booking Holdings Inc.	20,460	71,763
	Lowe's Cos. Inc.	331,001	70,450
	Goldman Sachs Group Inc.	182,607	70,123
	NIKE Inc. Class B	684,007	69,447
	Stryker Corp.	203,748	68,353
	NextEra Energy Inc.	1,160,770	68,056
*	Boeing Co.	319,549	67,438
	Elevance Health Inc.	136,001	67,108
	Prologis Inc.	529,360	67,065
	American Express Co.	332,532	66,752
	Medtronic plc	760,564	66,580
	BlackRock Inc.	85,089	65,885
*	Berkshire Hathaway Inc. Class A	111	64,160
*	Vertex Pharmaceuticals Inc.	147,946	64,117
	TJX Cos. Inc.	660,317	62,671
	Lam Research Corp.	75,528	62,323
	Citigroup Inc.	1,097,055	61,622
	Starbucks Corp.	646,273	60,123
	Morgan Stanley	688,688	60,081
	Deere & Co.	151,970	59,812
	Progressive Corp.	334,908	59,697
*	Palo Alto Networks Inc.	175,852	59,528
	United Parcel Service Inc. Class B (XNYS)	415,557	58,968
	Mondelez International Inc. Class A	778,131	58,570
	Automatic Data Processing Inc.	237,172	58,292
	Bristol-Myers Squibb Co.	1,168,632	57,111
	Chubb Ltd.	232,823	57,042
	Eaton Corp. plc	228,698	56,278
	Gilead Sciences Inc.	715,011	55,957
*	Regeneron Pharmaceuticals Inc.	58,824	55,458
	Analog Devices Inc.	285,624	54,943
	Marsh & McLennan Cos. Inc.	283,268	54,909
	CVS Health Corp.	733,784	54,572
	Lockheed Martin Corp.	126,918	54,500
	Micron Technology Inc.	626,765	53,745
	Charles Schwab Corp.	850,916	53,540
*	Boston Scientific Corp.	838,901	53,069

		Shares	Market Value ($000)
	American Tower Corp.	267,004	52,239
	Blackstone Inc.	409,551	50,969
	Cigna Group	167,419	50,385
	Zoetis Inc.	265,936	49,945
*	Fiserv Inc.	342,248	48,555
	T-Mobile US Inc.	300,304	48,418
	KLA Corp.	78,574	46,676
*	Synopsys Inc.	87,063	46,435
*	MercadoLibre Inc.	26,526	45,407
	Illinois Tool Works Inc.	171,237	44,676
*	Cadence Design Systems Inc.	154,819	44,659
	Equinix Inc.	53,528	44,416
	Southern Co.	623,474	43,344
	Waste Management Inc.	232,539	43,166
	CME Group Inc.	205,850	42,372
	Duke Energy Corp.	440,665	42,229
	Sherwin-Williams Co.	136,310	41,490
	Intercontinental Exchange Inc.	323,842	41,235
	Altria Group Inc.	1,019,765	40,913
	CSX Corp.	1,131,276	40,387
	Schlumberger NV	819,825	39,925
	Becton Dickinson & Co.	165,971	39,636
	Colgate-Palmolive Co.	469,243	39,510
	McKesson Corp.	77,788	38,885
*	PayPal Holdings Inc.	632,313	38,792
	EOG Resources Inc.	336,542	38,295
*	Chipotle Mexican Grill Inc.	15,718	37,861
*	Arista Networks Inc.	143,551	37,134
	General Dynamics Corp.	139,850	37,059
	US Bancorp	891,721	37,042
	Phillips 66	254,853	36,778
	Northrop Grumman Corp.	82,047	36,655
	Target Corp.	263,339	36,625
	Marathon Petroleum Corp.	217,754	36,060
*	Crowdstrike Holdings Inc. Class A	122,313	35,777
	Moody's Corp.	90,886	35,631
*	Snowflake Inc. Class A	179,997	35,215
	HCA Healthcare Inc.	113,935	34,739
*	O'Reilly Automotive Inc.	33,933	34,715
	PNC Financial Services Group Inc.	227,760	34,440
	Parker-Hannifin Corp.	73,135	33,971
	Aon plc Class A (XNYS)	113,675	33,924
	Amphenol Corp. Class A	333,952	33,763
*	Airbnb Inc. Class A	233,127	33,603
	Marriott International Inc. Class A	139,730	33,497
*	Workday Inc. Class A	115,033	33,483
	Marvell Technology Inc.	489,764	33,157
	TransDigm Group Inc.	30,293	33,101
	KKR & Co. Inc.	379,746	32,878
	Trane Technologies plc	130,139	32,802
	Freeport-McMoRan Inc.	821,357	32,600
	Roper Technologies Inc.	60,438	32,455
	Air Products and Chemicals Inc.	126,775	32,418
	FedEx Corp.	133,289	32,161
	NXP Semiconductors NV	149,035	31,382
*	Autodesk Inc.	123,145	31,255
	Pioneer Natural Resources Co.	133,253	30,626
	Norfolk Southern Corp.	130,056	30,594

		Shares	Market Value ($000)
	General Motors Co.	785,947	30,495
	Motorola Solutions Inc.	94,524	30,200
	Apollo Global Management Inc.	300,392	30,159
	Emerson Electric Co.	326,209	29,923
	Cintas Corp.	49,409	29,871
	3M Co.	314,381	29,662
	PACCAR Inc.	293,623	29,477
	Capital One Financial Corp.	217,346	29,411
*	Lululemon Athletica Inc.	63,886	28,993
	Aflac Inc.	336,864	28,411
	American International Group Inc.	407,515	28,326
	Truist Financial Corp.	763,865	28,309
	Ecolab Inc.	142,052	28,158
	Arthur J Gallagher & Co.	121,260	28,152
*	AutoZone Inc.	10,130	27,980
	Travelers Cos. Inc.	130,975	27,683
	Hilton Worldwide Holdings Inc.	143,629	27,427
	Ross Stores Inc.	193,269	27,112
	Humana Inc.	71,554	27,052
	Valero Energy Corp.	194,581	27,027
*	Edwards Lifesciences Corp.	344,349	27,021
*	DexCom Inc.	222,643	27,018
	Crown Castle Inc.	247,612	26,804
	Welltower Inc.	308,040	26,649
	Nucor Corp.	142,231	26,587
	Ford Motor Co.	2,246,987	26,335
	MSCI Inc.	43,901	26,280
	Microchip Technology Inc.	307,771	26,216
	Carrier Global Corp.	476,413	26,065
	Realty Income Corp.	475,244	25,849
	Simon Property Group Inc.	185,976	25,778
	TE Connectivity Ltd.	180,474	25,662
	DR Horton Inc.	178,853	25,560
	Sempra	354,948	25,400
	Public Storage	89,641	25,385
	MetLife Inc.	362,779	25,148
	Bank of New York Mellon Corp.	443,523	24,598
*	Fortinet Inc.	378,628	24,418
	United Rentals Inc.	38,874	24,312
	Digital Realty Trust Inc.	172,944	24,292
*	IDEXX Laboratories Inc.	47,149	24,286
	Williams Cos. Inc.	696,459	24,139
*	Copart Inc.	491,731	23,623
*	Monster Beverage Corp.	428,966	23,602
	Sysco Corp.	290,403	23,502
	Allstate Corp.	150,576	23,377
	Kimberly-Clark Corp.	191,844	23,207
*	Centene Corp.	306,002	23,045
	American Electric Power Co. Inc.	294,177	22,987
	Ameriprise Financial Inc.	59,178	22,892
	WW Grainger Inc.	25,424	22,771
	Occidental Petroleum Corp.	394,772	22,727
	ONEOK Inc.	332,242	22,676
	L3Harris Technologies Inc.	108,351	22,583
	Constellation Brands Inc. Class A	92,120	22,577
	Cheniere Energy Inc.	137,567	22,560
	Constellation Energy Corp.	184,294	22,484
	Paychex Inc.	184,288	22,433

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	290,866	22,432
	Hess Corp.	159,451	22,408
	Fastenal Co.	327,204	22,325
	Old Dominion Freight Line Inc.	56,804	22,212
*	Atlassian Corp. Class A	88,833	22,188
	Agilent Technologies Inc.	168,214	21,885
	Dominion Energy Inc.	477,293	21,822
*	IQVIA Holdings Inc.	104,779	21,818
	Dow Inc.	405,802	21,751
	Prudential Financial Inc.	206,952	21,715
	General Mills Inc.	333,955	21,677
	Cencora Inc.	92,588	21,543
	Electronic Arts Inc.	155,421	21,383
*	Charter Communications Inc. Class A	57,659	21,375
	AMETEK Inc.	131,606	21,327
	Fidelity National Information Services Inc.	339,634	21,146
	Lennar Corp. Class A	141,035	21,134
	Otis Worldwide Corp.	235,468	20,825
	Yum! Brands Inc.	159,837	20,697
	Johnson Controls International plc	390,001	20,549
*	Biogen Inc.	82,322	20,306
*	Block Inc. (XNYS)	310,289	20,172
*	Gartner Inc.	44,000	20,127
	Republic Services Inc.	117,574	20,119
	Exelon Corp.	566,998	19,737
	Global Payments Inc.	147,999	19,718
	PG&E Corp.	1,168,306	19,709
	Verisk Analytics Inc.	81,506	19,686
*	Datadog Inc. Class A	156,108	19,426
	Cummins Inc.	80,943	19,370
*	CoStar Group Inc.	231,589	19,333
*	Moderna Inc.	190,748	19,275
	PPG Industries Inc.	135,487	19,109
	Kinder Morgan Inc.	1,124,022	19,018
	Xcel Energy Inc.	316,988	18,978
	Ingersoll Rand Inc. (XYNS)	233,723	18,665
	Corteva Inc.	408,047	18,558
	Halliburton Co.	517,337	18,443
*	DoorDash Inc. Class A	176,211	18,361
	Martin Marietta Materials Inc.	35,494	18,046
	Consolidated Edison Inc.	197,454	17,949
	VICI Properties Inc.	590,511	17,786
*	Palantir Technologies Inc. Class A	1,096,643	17,645
	Newmont Corp. (XNYS)	510,396	17,614
*	ON Semiconductor Corp.	247,559	17,609
	CDW Corp.	77,262	17,517
	Estee Lauder Cos. Inc. Class A	132,612	17,503
*	Veeva Systems Inc. Class A	84,218	17,468
*	Trade Desk Inc. Class A	254,103	17,388
	Extra Space Storage Inc.	120,235	17,367
*	Spotify Technology SA	80,181	17,267
	Kroger Co.	373,908	17,252
	Vulcan Materials Co.	75,914	17,157
*	Royal Caribbean Cruises Ltd.	134,160	17,105
	Kraft Heinz Co.	460,269	17,090
	Equifax Inc.	69,941	17,089
	Keurig Dr Pepper Inc.	543,438	17,086
	Archer-Daniels-Midland Co.	305,358	16,972

		Shares	Market Value ($000)
*	Arch Capital Group Ltd.	205,062	16,903
	Rockwell Automation Inc.	65,948	16,703
*	Fair Isaac Corp.	13,917	16,684
	Baker Hughes Co.	582,480	16,601
	Dollar General Corp.	125,608	16,589
	Hershey Co.	85,698	16,586
*	ANSYS Inc.	50,385	16,518
	Public Service Enterprise Group Inc.	282,809	16,400
	GE Healthcare Inc.	222,747	16,341
	DuPont de Nemours Inc.	262,076	16,196
	Quanta Services Inc.	82,567	16,022
*	HubSpot Inc.	26,216	16,018
	Monolithic Power Systems Inc.	26,574	16,017
	ResMed Inc.	83,600	15,901
	Diamondback Energy Inc.	103,188	15,864
	Fortive Corp.	202,518	15,833
	West Pharmaceutical Services Inc.	42,413	15,821
*	Dollar Tree Inc.	119,829	15,652
*	Take-Two Interactive Software Inc.	94,673	15,614
	Cardinal Health Inc.	142,742	15,586
*	Keysight Technologies Inc.	101,549	15,563
	Devon Energy Corp.	368,692	15,492
*	MongoDB Inc.	38,531	15,432
	Xylem Inc.	136,372	15,334
	Zimmer Biomet Holdings Inc.	121,380	15,245
	Discover Financial Services	143,663	15,159
*	CBRE Group Inc. Class A	175,500	15,147
*	Mettler-Toledo International Inc.	12,537	15,009
	Hartford Financial Services Group Inc.	172,258	14,980
	Willis Towers Watson plc	59,567	14,671
	Edison International	216,059	14,580
	WEC Energy Group Inc.	179,664	14,510
	AvalonBay Communities Inc.	81,041	14,507
*	Ulta Beauty Inc.	28,403	14,260
	Corning Inc.	438,393	14,243
	HP Inc.	495,428	14,224
	Tractor Supply Co.	62,856	14,117
	Church & Dwight Co. Inc.	140,754	14,054
*	Super Micro Computer Inc.	26,494	14,031
	T Rowe Price Group Inc.	128,387	13,924
	American Water Works Co. Inc.	112,154	13,909
	LyondellBasell Industries NV Class A	147,718	13,903
	SBA Communications Corp.	62,071	13,895
	Weyerhaeuser Co.	420,499	13,780
*	Splunk Inc.	89,563	13,736
	Broadridge Financial Solutions Inc.	67,177	13,718
	Westinghouse Air Brake Technologies Corp.	102,194	13,446
	Fifth Third Bancorp	388,412	13,299
*	Cloudflare Inc. Class A	167,777	13,263
	M&T Bank Corp.	96,010	13,259
	State Street Corp.	177,262	13,094
	PulteGroup Inc.	124,443	13,012
*	Illumina Inc.	90,880	12,997
	Equity Residential	214,895	12,935
*	Aptiv plc	156,094	12,695
	eBay Inc.	308,559	12,673
*	Warner Bros Discovery Inc.	1,258,115	12,606
*	Pinterest Inc. Class A	335,574	12,574

		Shares	Market Value ($000)
*	Coinbase Global Inc. Class A	97,275	12,471
	STERIS plc	56,747	12,425
	DTE Energy Co.	116,967	12,331
*	Builders FirstSource Inc.	70,951	12,326
	Howmet Aerospace Inc.	217,918	12,260
*	Alnylam Pharmaceuticals Inc.	70,722	12,229
	Entergy Corp.	122,287	12,199
*	ICON plc	46,738	12,193
	Raymond James Financial Inc.	108,987	12,008
*	FleetCor Technologies Inc.	41,336	11,985
*	PTC Inc.	66,205	11,960
	Dover Corp.	79,690	11,936
*	NVR Inc.	1,686	11,929
*	Zscaler Inc.	50,570	11,918
*	Molina Healthcare Inc.	33,320	11,877
	Alexandria Real Estate Equities Inc.	97,931	11,840
	International Flavors & Fragrances Inc.	146,606	11,828
*	Expedia Group Inc.	79,129	11,737
*	Align Technology Inc.	43,889	11,732
	Invitation Homes Inc.	350,987	11,558
*	NU Holdings Ltd. Class A	1,338,876	11,528
	Ares Management Corp. Class A	94,514	11,482
*	Deckers Outdoor Corp.	15,164	11,430
	Darden Restaurants Inc.	70,205	11,414
	Iron Mountain Inc.	168,360	11,368
	FirstEnergy Corp.	309,890	11,367
*	Markel Group Inc.	7,575	11,343
	Hewlett Packard Enterprise Co.	738,887	11,298
	Baxter International Inc.	291,979	11,297
	Genuine Parts Co.	80,538	11,294
	Nasdaq Inc.	195,445	11,291
*	Teledyne Technologies Inc.	26,972	11,287
	Targa Resources Corp.	130,762	11,110
	PPL Corp.	423,136	11,086
	Vertiv Holdings Co. Class A	196,285	11,057
	Cboe Global Markets Inc.	60,023	11,035
	Laboratory Corp. of America Holdings	49,543	11,013
	Principal Financial Group Inc.	138,997	10,995
	Eversource Energy	201,472	10,924
	Expeditors International of Washington Inc.	85,866	10,847
	Steel Dynamics Inc.	89,848	10,844
*	Akamai Technologies Inc.	87,556	10,790
*	Waters Corp.	33,718	10,713
	Coterra Energy Inc.	429,124	10,677
	Huntington Bancshares Inc.	836,423	10,648
	Brown & Brown Inc.	137,211	10,642
*	Western Digital Corp.	185,118	10,598
	Ventas Inc.	228,333	10,592
	Cooper Cos. Inc.	28,247	10,537
	Booz Allen Hamilton Holding Corp.	74,839	10,535
	Hubbell Inc.	31,233	10,481
	NetApp Inc.	120,170	10,479
	Garmin Ltd.	87,472	10,452
	FactSet Research Systems Inc.	21,946	10,445
	Ameren Corp.	149,613	10,409
	LPL Financial Holdings Inc.	43,469	10,397
*	Hologic Inc.	139,405	10,377
*	VeriSign Inc.	52,038	10,349

		Shares	Market Value ($000)
	Clorox Co.	71,026	10,317
	Las Vegas Sands Corp.	210,567	10,301
*	Roblox Corp. Class A	264,916	10,281
	Omnicom Group Inc.	113,504	10,258
	Seagate Technology Holdings plc	118,862	10,184
*	Tyler Technologies Inc.	23,879	10,095
	Entegris Inc.	85,706	10,088
*	Axon Enterprise Inc.	40,336	10,046
	Regions Financial Corp.	537,901	10,043
	CenterPoint Energy Inc.	358,771	10,024
	Ball Corp.	178,259	9,884
	McCormick & Co. Inc.	143,668	9,792
	Textron Inc.	114,939	9,736
	Cincinnati Financial Corp.	87,828	9,731
	Jacobs Solutions Inc.	72,141	9,722
	Reliance Steel & Aluminum Co.	33,712	9,622
	Atmos Energy Corp.	84,201	9,594
*	BioMarin Pharmaceutical Inc.	108,530	9,559
*	Carnival Corp.	575,863	9,548
	Veralto Corp.	124,465	9,545
	JB Hunt Transport Services Inc.	47,486	9,544
	Skyworks Solutions Inc.	91,197	9,526
	Everest Group Ltd.	24,706	9,511
	IDEX Corp.	44,702	9,454
	CMS Energy Corp.	165,382	9,453
	First Citizens BancShares Inc. Class A	6,253	9,442
	Avery Dennison Corp.	47,321	9,438
*	Zoom Video Communications Inc. Class A	145,600	9,407
*	DraftKings Inc. Class A	240,349	9,386
	Northern Trust Corp.	117,692	9,373
	Walgreens Boots Alliance Inc.	414,687	9,359
	W R Berkley Corp.	113,912	9,327
	Synchrony Financial	238,278	9,262
*	GoDaddy Inc. Class A	86,038	9,177
	Jabil Inc.	72,580	9,094
*	AerCap Holdings NV	118,079	9,040
*	First Solar Inc.	61,165	8,948
	Citizens Financial Group Inc.	272,567	8,913
*	Avantor Inc.	387,653	8,912
*	EPAM Systems Inc.	31,998	8,899
	Sun Communities Inc.	70,352	8,819
	Masco Corp.	131,017	8,816
*	Coupang Inc.	629,234	8,809
*	Manhattan Associates Inc.	36,272	8,798
	Tyson Foods Inc. Class A	160,612	8,795
	Leidos Holdings Inc.	79,397	8,771
	Teradyne Inc.	90,344	8,726
	Vistra Corp.	212,080	8,702
	Snap-on Inc.	29,971	8,689
	Essex Property Trust Inc.	37,138	8,663
*	Check Point Software Technologies Ltd.	54,402	8,646
	Carlisle Cos. Inc.	27,510	8,645
	Domino's Pizza Inc.	20,233	8,624
	Lamb Weston Holdings Inc.	84,117	8,617
	Mid-America Apartment Communities Inc.	67,594	8,543
	CF Industries Holdings Inc.	111,213	8,398
	Packaging Corp. of America	50,336	8,350
	Quest Diagnostics Inc.	65,001	8,348

		Shares	Market Value ($000)
	Celanese Corp.	57,057	8,347
	Nordson Corp.	33,092	8,330
	Graco Inc.	97,030	8,277
	Kellanova	150,637	8,249
	Pool Corp.	22,107	8,207
	Stanley Black & Decker Inc.	87,322	8,147
	Viatris Inc.	688,231	8,100
	Best Buy Co. Inc.	111,594	8,089
	Conagra Brands Inc.	275,485	8,030
*	Live Nation Entertainment Inc.	90,145	8,009
	Coca-Cola Europacific Partners plc	116,128	8,001
	Loews Corp.	109,557	7,982
*	Neurocrine Biosciences Inc.	56,918	7,955
	Lennox International Inc.	18,569	7,951
	RPM International Inc.	74,484	7,944
*	Enphase Energy Inc.	76,036	7,918
	Owens Corning	52,218	7,913
*	Dynatrace Inc.	138,605	7,900
	Host Hotels & Resorts Inc.	408,985	7,861
	Revvity Inc.	73,265	7,853
	J M Smucker Co.	59,602	7,841
	KeyCorp.	539,571	7,840
	Marathon Oil Corp.	342,822	7,833
	Albemarle Corp.	68,184	7,823
	SS&C Technologies Holdings Inc.	127,667	7,790
*	Nutanix Inc. Class A	137,912	7,751
	Kimco Realty Corp.	382,435	7,725
	TransUnion	110,899	7,673
*	Liberty Media Corp. - Liberty Formula One Class C	114,103	7,673
	WP Carey Inc.	122,637	7,599
*	Insulet Corp.	39,702	7,578
	Watsco Inc.	19,283	7,539
	Gen Digital Inc. (XNGS)	320,896	7,535
	Fidelity National Financial Inc.	149,737	7,491
	Interpublic Group of Cos. Inc.	225,319	7,433
	Bunge Global SA	83,932	7,394
*	Trimble Inc.	144,800	7,365
	HEICO Corp.	40,652	7,301
	EQT Corp.	206,055	7,294
*	Okta Inc.	87,453	7,228
	International Paper Co.	200,181	7,172
*	MGM Resorts International	165,305	7,169
	NRG Energy Inc.	134,781	7,149
	Alliant Energy Corp.	146,728	7,140
*	Burlington Stores Inc.	37,252	7,121
	UDR Inc.	196,583	7,081
	Equity LifeStyle Properties Inc.	104,447	7,070
	Williams-Sonoma Inc.	36,552	7,069
*	DocuSign Inc.	115,930	7,062
	Jack Henry & Associates Inc.	42,432	7,037
*	Zebra Technologies Corp. Class A	29,375	7,037
	Pentair plc	95,855	7,014
	LKQ Corp.	150,262	7,013
	Juniper Networks Inc.	189,645	7,009
	Lincoln Electric Holdings Inc.	31,365	6,970
*	Saia Inc.	15,431	6,953
	CNH Industrial NV	568,668	6,824
	Gaming and Leisure Properties Inc.	149,096	6,806

		Shares	Market Value ($000)
*	Twilio Inc. Class A	96,585	6,793
	AECOM	76,397	6,737
*	Exact Sciences Corp.	102,324	6,692
	RenaissanceRe Holdings Ltd.	29,190	6,680
	Equitable Holdings Inc.	204,331	6,680
	Evergy Inc.	131,055	6,654
*	TopBuild Corp.	17,926	6,617
	Reinsurance Group of America Inc.	37,927	6,595
	Teleflex Inc.	27,134	6,589
*	Pure Storage Inc. Class A	164,691	6,586
	Bio-Techne Corp.	93,021	6,541
	American Homes 4 Rent Class A	185,963	6,518
	Allegion plc	52,610	6,518
*	CarMax Inc.	91,495	6,513
	Rexford Industrial Realty Inc.	123,626	6,501
*	F5 Inc.	35,386	6,500
*	Karuna Therapeutics Inc.	20,725	6,496
	Globe Life Inc.	52,833	6,489
	AES Corp.	388,310	6,477
	NiSource Inc.	247,604	6,430
*	Incyte Corp.	108,427	6,372
*	Charles River Laboratories International Inc.	29,384	6,355
	Regency Centers Corp.	100,830	6,319
	Rollins Inc.	145,681	6,309
*	Performance Food Group Co.	86,725	6,303
	Tradeweb Markets Inc. Class A	65,855	6,282
	Ovintiv Inc. (XNYS)	147,602	6,261
	EMCOR Group Inc.	27,306	6,229
	Toll Brothers Inc.	62,682	6,227
	Amdocs Ltd.	67,753	6,212
*	Roku Inc.	70,197	6,182
*	Sarepta Therapeutics Inc.	51,824	6,167
	Newmont Corp. GDR	179,576	6,164
	Huntington Ingalls Industries Inc.	23,727	6,143
*	Match Group Inc.	159,855	6,135
	Royalty Pharma plc Class A	215,244	6,111
	ITT Inc.	50,577	6,109
	Healthpeak Properties Inc.	329,766	6,101
*	US Foods Holding Corp.	132,389	6,091
	Molson Coors Beverage Co. Class B	98,552	6,090
	United States Steel Corp.	129,420	6,085
	Boston Properties Inc.	91,178	6,063
*	Floor & Decor Holdings Inc. Class A	60,171	6,051
	Credicorp Ltd.	40,747	6,048
*	Flex Ltd.	254,609	6,044
	Westrock Co.	149,870	6,034
*	Repligen Corp.	31,846	6,032
	East West Bancorp Inc.	82,383	5,998
	Camden Property Trust	62,555	5,870
	News Corp. Class A	237,270	5,846
	Eastman Chemical Co.	69,812	5,833
	Fortune Brands Innovations Inc.	74,917	5,813
*	Rivian Automotive Inc. Class A	379,268	5,807
	Mosaic Co.	188,922	5,802
*	Cleveland-Cliffs Inc.	289,243	5,799
*	Ceridian HCM Holding Inc.	82,831	5,758
	Chesapeake Energy Corp.	74,463	5,742
*	Henry Schein Inc.	76,510	5,726

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	67,939	5,713
*	Five Below Inc.	31,820	5,710
	Casey's General Stores Inc.	21,023	5,705
	Paycom Software Inc.	29,950	5,698
*	Qorvo Inc.	57,039	5,689
*	United Therapeutics Corp.	26,445	5,680
	nVent Electric plc	94,574	5,678
	Bath & Body Works Inc.	133,088	5,678
	Wynn Resorts Ltd.	59,935	5,660
	Brown-Forman Corp. Class B	102,678	5,637
	Universal Health Services Inc. Class B	35,423	5,626
	Toro Co.	60,756	5,619
	Ally Financial Inc.	153,108	5,616
	APA Corp.	179,168	5,613
*	XPO Inc.	65,593	5,604
	A O Smith Corp.	72,004	5,588
	Annaly Capital Management Inc.	291,155	5,587
*	CyberArk Software Ltd.	23,827	5,563
	Bentley Systems Inc. Class B	110,348	5,562
	Service Corp. International	82,685	5,550
	Crown Holdings Inc.	62,663	5,546
*	Globant SA	23,484	5,538
*	Guidewire Software Inc.	49,487	5,527
*	Zillow Group Inc. Class C	96,302	5,474
	CubeSmart	125,822	5,438
*	Unity Software Inc.	166,620	5,398
*	Liberty Broadband Corp. Class C	68,778	5,396
*	Elastic NV	45,955	5,379
	Unum Group	110,854	5,359
	Curtiss-Wright Corp.	23,956	5,332
	Interactive Brokers Group Inc. Class A	59,986	5,324
	Tapestry Inc.	136,376	5,290
*	Caesars Entertainment Inc.	120,320	5,278
*	Catalent Inc.	101,958	5,265
*	Grab Holdings Ltd. Class A	1,714,439	5,263
*	Penumbra Inc.	20,848	5,258
	Dick's Sporting Goods Inc.	35,069	5,228
*	Affirm Holdings Inc.	129,029	5,227
	Lamar Advertising Co. Class A	49,894	5,223
	Regal Rexnord Corp.	38,904	5,192
	Texas Pacific Land Corp.	3,546	5,182
*	WillScot Mobile Mini Holdings Corp.	108,990	5,155
*	Trex Co. Inc.	63,017	5,135
	Churchill Downs Inc.	42,281	5,115
*	UiPath Inc. Class A	220,851	5,075
	Knight-Swift Transportation Holdings Inc.	88,291	5,066
	Kinsale Capital Group Inc.	12,729	5,061
	Advanced Drainage Systems Inc.	38,781	5,058
	Assurant Inc.	30,070	5,050
	Albertsons Cos. Inc. Class A	237,880	5,048
	Texas Roadhouse Inc.	40,077	5,038
*	elf Beauty Inc.	31,294	4,992
*	WEX Inc.	24,354	4,978
	Essential Utilities Inc.	138,479	4,966
*	BJ's Wholesale Club Holdings Inc.	77,018	4,955
*	AppLovin Corp. Class A	120,366	4,951
	Chemed Corp.	8,345	4,947
	American Financial Group Inc.	40,954	4,931

		Shares	Market Value ($000)
	Vail Resorts Inc.	22,199	4,928
	Wingstop Inc.	17,527	4,927
	Hormel Foods Corp.	161,952	4,918
	Eagle Materials Inc.	21,720	4,915
	EastGroup Properties Inc.	27,584	4,894
	AptarGroup Inc.	37,280	4,842
*	Lattice Semiconductor Corp.	78,907	4,802
	Carlyle Group Inc.	119,804	4,795
*	Clean Harbors Inc.	28,506	4,788
	Campbell Soup Co.	107,243	4,786
*	Jones Lang LaSalle Inc.	27,008	4,782
*	Shockwave Medical Inc.	21,106	4,775
	Webster Financial Corp.	96,464	4,773
	Autoliv Inc.	44,544	4,772
	MarketAxess Holdings Inc.	21,055	4,748
*	Tenet Healthcare Corp.	57,359	4,746
	Paramount Global Class B	325,203	4,745
	Woodward Inc.	34,333	4,730
*	Ciena Corp.	89,228	4,729
	TechnipFMC plc	244,269	4,724
	Tempur Sealy International Inc.	94,655	4,722
	Robert Half Inc.	59,332	4,719
	Lithia Motors Inc.	15,985	4,713
	Tetra Tech Inc.	29,697	4,697
	Primerica Inc.	20,051	4,695
	Universal Display Corp.	27,597	4,685
*	Dropbox Inc. Class A	147,759	4,681
*	Etsy Inc.	70,317	4,680
*	Bill Holdings Inc.	59,899	4,675
	Pinnacle West Capital Corp.	67,746	4,668
	BorgWarner Inc. (XNYS)	137,620	4,665
*	Skechers USA Inc. Class A	74,665	4,662
	Gentex Corp.	140,288	4,648
	First Horizon Corp.	326,134	4,644
	HF Sinclair Corp.	81,775	4,619
	Federal Realty Investment Trust	45,312	4,610
	Lear Corp.	34,678	4,609
	Comfort Systems USA Inc.	20,774	4,518
	XP Inc. Class A	182,902	4,496
	Landstar System Inc.	23,358	4,478
	First Industrial Realty Trust Inc.	86,800	4,472
*	Onto Innovation Inc.	27,608	4,459
*	Fabrinet	20,878	4,458
	Graphic Packaging Holding Co.	174,309	4,447
	New York Times Co. Class A	91,533	4,445
*	Jazz Pharmaceuticals plc	36,130	4,434
	Americold Realty Trust Inc.	160,929	4,426
	Royal Gold Inc.	38,352	4,387
*	Norwegian Cruise Line Holdings Ltd.	245,432	4,369
*	Axalta Coating Systems Ltd.	133,928	4,342
*	Ionis Pharmaceuticals Inc.	84,429	4,339
	Berry Global Group Inc.	66,177	4,332
	Simpson Manufacturing Co. Inc.	23,935	4,332
	Bruker Corp.	60,550	4,330
	WESCO International Inc.	24,858	4,313
	NOV Inc.	220,616	4,304
*	Rambus Inc.	62,790	4,303
	DENTSPLY SIRONA Inc.	123,658	4,297

		Shares	Market Value ($000)
*	Middleby Corp.	30,394	4,288
	Oshkosh Corp.	38,948	4,288
	AGCO Corp.	35,032	4,285
	Donaldson Co. Inc.	66,139	4,272
	Jefferies Financial Group Inc.	104,748	4,270
	MKS Instruments Inc.	40,087	4,267
	Acuity Brands Inc.	17,914	4,266
	BWX Technologies Inc.	52,270	4,259
*	RBC Bearings Inc.	15,843	4,254
*	Acadia Healthcare Co. Inc.	51,746	4,250
*	CACI International Inc. Class A	12,347	4,244
	Stifel Financial Corp.	58,066	4,236
*	Light & Wonder Inc.	52,690	4,235
	Franklin Resources Inc.	158,824	4,229
*	Cytokinetics Inc.	54,031	4,221
	Voya Financial Inc.	57,384	4,153
*	Southwestern Energy Co.	643,751	4,152
*	Natera Inc.	62,662	4,132
*	BellRing Brands Inc.	74,674	4,127
*	SoFi Technologies Inc.	526,530	4,123
	PVH Corp.	34,191	4,112
	FMC Corp.	73,114	4,109
*	Exelixis Inc.	188,768	4,108
	Old Republic International Corp.	146,183	4,099
*	Robinhood Markets Inc. Class A	380,752	4,089
*	Elanco Animal Health Inc. (XNYS)	277,019	4,083
	H&R Block Inc.	87,099	4,080
*	Celsius Holdings Inc.	81,694	4,077
	NNN REIT Inc.	100,920	4,071
	HEICO Corp. Class A	28,650	4,053
*	ImmunoGen Inc.	138,239	4,053
	Omega Healthcare Investors Inc.	139,215	4,037
*	Qualys Inc.	21,335	4,036
	Encompass Health Corp.	56,775	4,033
*	Generac Holdings Inc.	35,432	4,028
	Morningstar Inc.	14,393	4,020
	Aramark	137,538	4,000
*	Darling Ingredients Inc.	91,987	3,983
	KBR Inc.	75,812	3,951
	Commerce Bancshares Inc.	75,612	3,941
	Western Alliance Bancorp	61,222	3,916
	Genpact Ltd.	108,984	3,913
	Comerica Inc.	74,392	3,912
*	SiteOne Landscape Supply Inc.	25,286	3,908
	Ingredion Inc.	36,271	3,902
*	Bio-Rad Laboratories Inc. Class A	12,128	3,892
	Science Applications International Corp.	30,456	3,888
	Murphy USA Inc.	11,025	3,887
	Southern Copper Corp.	47,264	3,880
	Wyndham Hotels & Resorts Inc.	49,705	3,874
*	Core & Main Inc. Class A	93,602	3,867
	Range Resources Corp.	132,854	3,858
	Delta Air Lines Inc.	97,715	3,825
*	Medpace Holdings Inc.	13,101	3,820
*	SPS Commerce Inc.	20,777	3,819
*	Wix.com Ltd.	30,056	3,814
	UFP Industries Inc.	33,476	3,798
*	Arrow Electronics Inc.	34,127	3,793

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	42,808	3,783
	Hasbro Inc.	77,230	3,780
*	Paylocity Holding Corp.	23,827	3,774
*	Vaxcyte Inc.	52,789	3,770
	Cognex Corp.	104,283	3,769
	Applied Industrial Technologies Inc.	21,287	3,756
	Essent Group Ltd.	67,945	3,748
*	Liberty Global Ltd. Class C	178,196	3,731
*	Antero Resources Corp.	166,343	3,716
	Popular Inc.	43,396	3,708
*	HealthEquity Inc.	48,873	3,694
	MSA Safety Inc.	22,365	3,691
*	Toast Inc. Class A	207,400	3,686
*	Apellis Pharmaceuticals Inc.	58,046	3,674
	Brixmor Property Group Inc.	162,990	3,657
	Fox Corp. Class B	121,719	3,653
*	FTI Consulting Inc.	19,032	3,647
*	SentinelOne Inc. Class A	136,055	3,646
	Olin Corp.	69,874	3,638
*	API Group Corp.	115,332	3,635
*	Gitlab Inc. Class A	51,082	3,632
*	Coherent Corp.	76,280	3,626
	Healthcare Realty Trust Inc.	224,946	3,624
*	GXO Logistics Inc.	66,630	3,623
	Littelfuse Inc.	14,972	3,622
	STAG Industrial Inc.	97,901	3,616
*	Globus Medical Inc. Class A	68,192	3,600
*	Weatherford International plc	40,109	3,592
	Invesco Ltd.	226,221	3,581
	Chord Energy Corp.	23,271	3,578
	OGE Energy Corp.	107,402	3,570
*	Mattel Inc.	198,480	3,551
	Cullen/Frost Bankers Inc.	33,445	3,549
	MGIC Investment Corp.	178,178	3,535
	Ryman Hospitality Properties Inc.	32,092	3,527
*	Frontier Communications Parent Inc.	143,192	3,527
*	Crocs Inc.	34,636	3,515
	Matador Resources Co.	64,022	3,514
	SEI Investments Co.	55,554	3,513
*	Intra-Cellular Therapies Inc.	52,132	3,511
	Whirlpool Corp.	32,011	3,506
	Fox Corp. Class A	108,143	3,493
	Commercial Metals Co.	66,806	3,489
*	MicroStrategy Inc. Class A	6,959	3,488
	Selective Insurance Group Inc.	33,263	3,488
	Ensign Group Inc.	30,778	3,485
[1]	AGNC Investment Corp.	367,464	3,484
	Zions Bancorp NA	82,660	3,463
	Brunswick Corp.	42,845	3,457
	Wintrust Financial Corp.	35,409	3,434
*	Inspire Medical Systems Inc.	16,228	3,422
	Evercore Inc. Class A	19,903	3,418
*	Planet Fitness Inc. Class A	50,405	3,415
	SouthState Corp.	41,005	3,408
	Meritage Homes Corp.	20,542	3,402
*	Smartsheet Inc. Class A	75,352	3,389
	FNB Corp.	256,803	3,385
	Sonoco Products Co.	59,345	3,377

		Shares	Market Value ($000)
	Houlihan Lokey Inc.	28,131	3,370
	Nexstar Media Group Inc.	18,962	3,370
*	Bright Horizons Family Solutions Inc.	34,129	3,353
	Crane Co.	26,993	3,350
*	Procore Technologies Inc.	46,917	3,349
	First American Financial Corp.	55,414	3,344
*	DaVita Inc.	30,901	3,342
	Synovus Financial Corp.	88,519	3,334
	TD SYNNEX Corp.	33,303	3,330
	Sensata Technologies Holding plc	91,872	3,323
*	Mohawk Industries Inc.	31,869	3,322
	Thor Industries Inc.	29,204	3,301
	PBF Energy Inc. Class A	64,941	3,280
	Starwood Property Trust Inc.	160,311	3,259
	VF Corp.	197,455	3,250
	Hyatt Hotels Corp. Class A	25,248	3,241
	Murphy Oil Corp.	83,714	3,240
*	Atkore Inc.	21,192	3,232
	Agree Realty Corp.	54,168	3,229
	Allison Transmission Holdings Inc.	52,941	3,205
*	Masimo Corp.	24,802	3,198
*,1	On Holding AG Class A	119,616	3,177
*	NEXTracker Inc. Class A	70,102	3,174
	Ralph Lauren Corp.	22,023	3,164
	Hexcel Corp.	47,540	3,156
	Corebridge Financial Inc.	130,402	3,152
*	DoubleVerify Holdings Inc.	78,695	3,149
	Watts Water Technologies Inc. Class A	15,874	3,143
*	Novanta Inc.	20,297	3,137
*	Capri Holdings Ltd.	64,124	3,125
	RLI Corp.	22,660	3,090
	Polaris Inc.	34,131	3,070
	Alcoa Corp.	102,663	3,054
	Old National Bancorp	185,323	3,052
	Sealed Air Corp.	88,005	3,041
*	Fluor Corp.	80,525	3,037
*	Taylor Morrison Home Corp.	58,210	3,035
*	Tenable Holdings Inc.	64,293	3,028
*	Five9 Inc.	39,837	3,022
	Element Solutions Inc.	135,621	3,015
	ChampionX Corp.	109,856	3,011
	FTAI Aviation Ltd.	55,793	3,010
	Boise Cascade Co.	22,213	3,009
	Mueller Industries Inc.	62,669	3,008
*	Insight Enterprises Inc.	16,266	3,005
	Prosperity Bancshares Inc.	46,906	2,998
*	Aspen Technology Inc.	15,583	2,992
	TKO Group Holdings Inc.	35,686	2,987
*	ATI Inc.	72,826	2,976
*	Beacon Roofing Supply Inc.	35,823	2,969
	Franklin Electric Co. Inc.	31,427	2,962
	OneMain Holdings Inc.	62,225	2,962
*	Option Care Health Inc.	94,817	2,962
	Vontier Corp.	85,573	2,960
*	Valvoline Inc.	81,102	2,959
*	Duolingo Inc.	16,542	2,959
*	Monday.com Ltd.	14,063	2,954
	Flowserve Corp.	73,656	2,941

		Shares	Market Value ($000)
	Permian resources Corp.	216,946	2,924
*	ExlService Holdings Inc.	93,218	2,916
*	Sprouts Farmers Market Inc.	57,857	2,914
	Affiliated Managers Group Inc.	19,541	2,908
*	Chart Industries Inc.	24,849	2,900
	Rithm Capital Corp.	270,569	2,895
*	AZEK Co. Inc.	74,839	2,886
	Radian Group Inc.	99,213	2,875
	Timken Co.	35,073	2,873
	Civitas Resources Inc.	44,010	2,852
	Ryder System Inc.	24,954	2,834
*	StoneCo. Ltd. Class A	164,800	2,833
	Macy's Inc.	154,721	2,830
*	Arcadium Lithium plc	577,610	2,825
	Maximus Inc.	34,805	2,823
	DT Midstream Inc.	52,452	2,816
*	Abercrombie & Fitch Co. Class A	27,625	2,815
	U-Haul Holding Co.	44,006	2,811
	Noble Corp. plc	63,292	2,793
	Cadence Bank	104,421	2,780
	Dolby Laboratories Inc. Class A	33,363	2,775
	Esab Corp.	32,251	2,773
	United Bankshares Inc.	76,877	2,756
	Alpha Metallurgical Resources Inc.	6,892	2,752
	Vornado Realty Trust	101,140	2,750
*	ZoomInfo Technologies Inc.	170,793	2,740
	Portland General Electric Co.	66,881	2,737
*	Varonis Systems Inc.	60,714	2,725
	Home BancShares Inc.	116,102	2,721
*	Post Holdings Inc.	29,231	2,715
*	Euronet Worldwide Inc.	27,156	2,706
	AAON Inc.	38,532	2,703
	Bank OZK	59,902	2,702
*	Blueprint Medicines Corp.	33,938	2,699
*,1	CRISPR Therapeutics AG	42,696	2,688
	New York Community Bancorp Inc.	414,415	2,681
	Valmont Industries Inc.	11,847	2,674
*	Altair Engineering Inc. Class A	31,438	2,673
	Iridium Communications Inc.	73,548	2,667
*	Casella Waste Systems Inc. Class A	31,217	2,664
*	MACOM Technology Solutions Holdings Inc.	30,760	2,652
	Lincoln National Corp.	96,589	2,651
	HB Fuller Co.	34,952	2,648
	Apartment Income REIT Corp.	80,927	2,646
	Hanover Insurance Group Inc.	20,026	2,644
*	Workiva Inc.	28,438	2,643
	First Financial Bankshares Inc.	84,223	2,630
	Terreno Realty Corp.	44,033	2,630
	UGI Corp.	118,422	2,622
*	Stericycle Inc.	54,495	2,616
	Western Union Co.	208,045	2,615
*,1	GLOBALFOUNDRIES Inc.	47,531	2,613
	Huntsman Corp.	106,358	2,610
	SLM Corp.	130,921	2,603
	Exponent Inc.	29,444	2,597
*	Kyndryl Holdings Inc.	126,528	2,596
	Federal Signal Corp.	33,584	2,585
	Assured Guaranty Ltd.	31,836	2,583

		Shares	Market Value ($000)
	Lazard Inc.	66,201	2,581
	Chemours Co.	84,831	2,559
*	DXC Technology Co.	117,407	2,559
	Installed Building Products Inc.	13,131	2,559
*	Alkermes plc	94,566	2,558
	Organon & Co.	153,468	2,555
	Valley National Bancorp	265,391	2,553
*	Teradata Corp.	55,227	2,550
*	Kirby Corp.	32,364	2,546
	MSC Industrial Direct Co. Inc. Class A	25,798	2,546
*	Merit Medical Systems Inc.	32,482	2,543
	Boyd Gaming Corp.	40,038	2,542
	GATX Corp.	20,719	2,541
	Rayonier Inc.	83,809	2,539
	Axis Capital Holdings Ltd.	42,615	2,536
*	Ollie's Bargain Outlet Holdings Inc.	35,161	2,529
*	Cirrus Logic Inc.	32,749	2,528
*	Coty Inc. Class A	209,145	2,526
	Kite Realty Group Trust	117,980	2,525
	IDACORP Inc.	27,171	2,515
	Moog Inc. Class A	17,993	2,515
	Signet Jewelers Ltd.	25,253	2,512
*	ASGN Inc.	26,941	2,501
	Balchem Corp.	17,837	2,500
	Academy Sports & Outdoors Inc.	39,831	2,499
*	Axcelis Technologies Inc.	19,203	2,497
	Westlake Corp.	18,020	2,493
	Ashland Inc.	26,515	2,482
	Perrigo Co. plc	77,020	2,471
	Glacier Bancorp Inc.	63,884	2,470
*	Glaukos Corp.	27,670	2,463
*	American Equity Investment Life Holding Co.	44,566	2,460
	Badger Meter Inc.	17,050	2,455
	FirstCash Holdings Inc.	21,360	2,451
*	Mr Cooper Group Inc.	36,375	2,450
	Equitrans Midstream Corp.	240,370	2,449
	Zurn Elkay Water Solutions Corp.	82,505	2,446
*	Summit Materials Inc. Class A	67,557	2,444
*	Halozyme Therapeutics Inc.	71,742	2,428
	Southwest Airlines Co.	81,024	2,422
	Louisiana-Pacific Corp.	36,375	2,421
*	SPX Technologies Inc.	24,054	2,421
*	Asbury Automotive Group Inc.	11,561	2,417
	SM Energy Co.	65,088	2,413
*	Clarivate plc	269,171	2,406
*	Lyft Inc. Class A	191,921	2,397
	Armstrong World Industries Inc.	24,138	2,395
	Air Lease Corp.	57,262	2,394
	Power Integrations Inc.	31,906	2,392
	Hamilton Lane Inc. Class A	20,602	2,389
*	Envista Holdings Corp.	101,609	2,388
*	Appfolio Inc. Class A	10,885	2,387
*	Carvana Co.	55,347	2,383
	KB Home	39,933	2,380
	Herc Holdings Inc.	16,094	2,374
*	Liberty Media Corp. - Liberty SiriusXM Class C	77,690	2,359
*	Synaptics Inc.	22,034	2,353
*	Ryan Specialty Holdings Inc.	54,284	2,352

		Shares	Market Value ($000)
*	Confluent Inc. Class A	104,977	2,347
	Terex Corp.	38,021	2,336
	Flowers Foods Inc.	102,176	2,330
	Columbia Banking System Inc.	114,819	2,315
	Coca-Cola Consolidated Inc.	2,686	2,314
*	Wayfair Inc. Class A	46,042	2,314
	Jackson Financial Inc. Class A	46,118	2,309
*	AutoNation Inc.	16,417	2,293
	Harley-Davidson Inc.	70,404	2,285
	Phillips Edison & Co. Inc.	65,816	2,284
*	MasTec Inc.	34,664	2,276
	Avnet Inc.	50,195	2,274
	Kilroy Realty Corp.	63,575	2,273
	Black Hills Corp.	43,901	2,272
	National Fuel Gas Co.	48,121	2,269
*	RH	8,948	2,268
*	IAC Inc.	45,073	2,263
*	Haemonetics Corp.	29,516	2,257
*	Wolfspeed Inc.	69,282	2,255
	Concentrix Corp.	25,286	2,247
*	CommVault Systems Inc.	24,467	2,243
	Insperity Inc.	19,504	2,237
*	Silicon Laboratories Inc.	18,112	2,234
	Hancock Whitney Corp.	49,206	2,220
	Patterson-UTI Energy Inc.	200,190	2,220
	EnerSys	23,155	2,213
*	Azenta Inc.	33,777	2,202
*	REVOLUTION Medicines Inc.	79,345	2,202
*	iRhythm Technologies Inc.	18,296	2,191
	Advance Auto Parts Inc.	32,748	2,189
*	Bridgebio Pharma Inc.	63,763	2,186
*	Grand Canyon Education Inc.	16,580	2,165
*	10X Genomics Inc. Class A	51,828	2,160
*	Arrowhead Pharmaceuticals Inc.	67,263	2,159
	Otter Tail Corp.	23,838	2,155
	White Mountains Insurance Group Ltd.	1,367	2,154
	Helmerich & Payne Inc.	53,474	2,153
*	Shift4 Payments Inc. Class A	29,960	2,151
	Cabot Corp.	29,803	2,149
*	YETI Holdings Inc.	48,879	2,149
	Essential Properties Realty Trust Inc.	86,232	2,148
	Antero Midstream Corp.	175,416	2,147
*	Goodyear Tire & Rubber Co.	153,966	2,146
	New Jersey Resources Corp.	52,547	2,145
*,1	GameStop Corp. Class A	150,059	2,135
	Janus Henderson Group plc	74,113	2,131
	ManpowerGroup Inc.	28,690	2,127
*	Box Inc. Class A	81,764	2,124
*	Freshpet Inc.	24,649	2,122
*	Knife River Corp.	32,263	2,113
	Associated Banc-Corp.	100,506	2,112
	Physicians Realty Trust	172,489	2,111
	Advanced Energy Industries Inc.	20,239	2,109
*	Insmed Inc.	75,845	2,108
	Arcosa Inc.	26,857	2,102
*	TriNet Group Inc.	18,447	2,097
*	Ultragenyx Pharmaceutical Inc.	47,535	2,097
	Brink's Co.	25,858	2,090

		Shares	Market Value ($000)
	Kemper Corp.	34,814	2,089
	MDC Holdings Inc.	33,249	2,081
*	SolarEdge Technologies Inc.	31,279	2,080
*	Transocean Ltd. (XNYS)	380,838	2,079
	Silgan Holdings Inc.	45,191	2,076
*	Skyline Champion Corp.	30,196	2,068
	Choice Hotels International Inc.	17,064	2,067
	MDU Resources Group Inc.	105,876	2,066
	Blackstone Mortgage Trust Inc. Class A	104,472	2,062
	UMB Financial Corp.	24,902	2,054
	Gap Inc.	109,818	2,053
*	Valaris Ltd.	32,991	2,041
	Group 1 Automotive Inc.	7,830	2,036
*	QuidelOrtho Corp.	29,702	2,035
	Magnolia Oil & Gas Corp. Class A	98,524	2,032
*	Blackbaud Inc.	25,030	2,025
*	Lumentum Holdings Inc.	36,857	2,025
*	Alight Inc. Class A	226,963	2,025
	American Eagle Outfitters Inc.	101,405	2,010
*	Simply Good Foods Co.	53,049	2,005
	First BanCorp (XNYS)	119,789	1,998
	Liberty Energy Inc.	95,925	1,994
*	United Airlines Holdings Inc.	48,196	1,994
*	Madison Square Garden Sports Corp.	10,715	1,983
*	Freshworks Inc. Class A	89,330	1,983
*	Roivant Sciences Ltd.	198,159	1,982
	Leggett & Platt Inc.	85,359	1,981
	NewMarket Corp.	3,538	1,974
	PotlatchDeltic Corp.	44,064	1,971
	Moelis & Co. Class A	35,791	1,967
	Encore Wire Corp.	8,661	1,953
*	Global-e Online Ltd.	51,664	1,951
*	Lantheus Holdings Inc.	37,539	1,949
	WD-40 Co.	7,527	1,949
	Amkor Technology Inc.	61,308	1,941
	Southwest Gas Holdings Inc.	32,997	1,936
*	Hilton Grand Vacations Inc.	46,223	1,928
	Lancaster Colony Corp.	10,480	1,926
	Apple Hospitality REIT Inc.	119,840	1,925
*	Brighthouse Financial Inc.	37,186	1,925
	Scorpio Tankers Inc.	27,218	1,924
*	Amicus Therapeutics Inc.	154,643	1,922
*	Penn Entertainment Inc.	85,250	1,922
	Four Corners Property Trust Inc.	81,943	1,918
*	Verra Mobility Corp.	80,099	1,915
	California Resources Corp.	40,096	1,912
*	Blackline Inc.	32,489	1,906
	Macerich Co.	120,463	1,902
	ServisFirst Bancshares Inc.	27,931	1,875
*	Sanmina Corp.	31,306	1,873
*	Rapid7 Inc.	33,978	1,870
*	Credit Acceptance Corp.	3,452	1,868
*	Axonics Inc.	27,509	1,867
	Cousins Properties Inc.	81,424	1,865
*	Neogen Corp.	120,298	1,865
*	GMS Inc.	22,154	1,864
	Arch Resources Inc.	10,527	1,863
	ONE Gas Inc.	30,301	1,860

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	5,322	1,859
	Kontoor Brands Inc.	31,654	1,856
	ALLETE Inc.	31,389	1,855
	Ameris Bancorp	37,337	1,853
	United Community Banks Inc.	67,482	1,845
	Avis Budget Group Inc.	11,266	1,844
*	Prestige Consumer Healthcare Inc.	29,853	1,837
	Hillenbrand Inc.	39,423	1,836
*	Integer Holdings Corp.	18,099	1,834
	Cogent Communications Holdings Inc.	23,618	1,823
*	Doximity Inc. Class A	67,319	1,814
	Kadant Inc.	6,334	1,812
*	Tri Pointe Homes Inc.	52,473	1,812
	Walker & Dunlop Inc.	18,696	1,806
	Sabra Health Care REIT Inc.	135,273	1,805
	Dun & Bradstreet Holdings Inc.	155,694	1,804
*	Axsome Therapeutics Inc.	20,010	1,802
*	Adient plc	51,904	1,802
*	Madrigal Pharmaceuticals Inc.	8,312	1,801
*	Xenon Pharmaceuticals Inc.	39,817	1,801
	Park Hotels & Resorts Inc.	119,199	1,798
*	ACI Worldwide Inc.	59,651	1,794
*	Evolent Health Inc. Class A	60,933	1,792
	Wendy's Co.	93,538	1,785
*	Teladoc Health Inc.	91,784	1,783
*	Enstar Group Ltd.	6,652	1,775
*	AeroVironment Inc.	14,696	1,773
*	Alarm.com Holdings Inc.	29,147	1,773
*	Dycom Industries Inc.	15,856	1,771
	Avient Corp.	48,917	1,771
*	Liberty Media Corp. - Liberty SiriusXM Class A	58,189	1,768
*	ACADIA Pharmaceuticals Inc.	68,178	1,766
*	Itron Inc.	24,461	1,765
	PNM Resources Inc.	48,622	1,762
	Ormat Technologies Inc. (XNYS)	27,206	1,760
	John Bean Technologies Corp.	17,810	1,759
*	CNX Resources Corp.	86,706	1,751
*	Amedisys Inc.	18,553	1,749
	Marriott Vacations Worldwide Corp.	20,838	1,748
	DigitalBridge Group Inc.	89,016	1,748
*	Visteon Corp.	15,104	1,741
*	Diodes Inc.	25,782	1,736
	Newell Brands Inc.	208,615	1,736
	Peabody Energy Corp.	64,844	1,731
*	CBIZ Inc.	27,127	1,727
*	Axos Financial Inc.	31,111	1,724
*	Ziff Davis Inc.	25,566	1,723
*	Tidewater Inc.	25,646	1,723
	Columbia Sportswear Co.	21,698	1,720
	Belden Inc.	23,180	1,719
*	Sunrun Inc.	118,513	1,716
	Independence Realty Trust Inc.	116,706	1,714
[1]	Sirius XM Holdings Inc.	336,607	1,713
	National Storage Affiliates Trust	45,836	1,712
	TEGNA Inc.	109,728	1,711
	EPR Properties	38,561	1,707
	Enpro Inc.	11,401	1,703
*	FormFactor Inc.	43,827	1,699

		Shares	Market Value ($000)
*	Inari Medical Inc.	29,732	1,693
	CONMED Corp.	17,690	1,691
	Steven Madden Ltd.	40,211	1,684
	Northern Oil and Gas Inc.	50,208	1,682
*	Biohaven Ltd.	37,735	1,678
	Cable One Inc.	3,050	1,674
	Korn Ferry	28,520	1,673
*	Progyny Inc.	43,864	1,671
	SL Green Realty Corp.	37,129	1,669
*	Sprout Social Inc. Class A	27,196	1,668
	CNO Financial Group Inc.	61,140	1,662
	Carpenter Technology Corp.	26,965	1,661
	McGrath RentCorp.	13,206	1,659
*	Alteryx Inc. Class A	34,594	1,642
*	SpringWorks Therapeutics Inc.	37,209	1,642
*	Enovis Corp.	27,954	1,641
*	Cerevel Therapeutics Holdings Inc.	39,051	1,636
	Spectrum Brands Holdings Inc.	20,751	1,631
	CONSOL Energy Inc.	17,217	1,629
	Travel & Leisure Co.	40,269	1,628
*	Yelp Inc.	37,124	1,623
*	Genworth Financial Inc. Class A	262,372	1,619
	Broadstone Net Lease Inc.	100,742	1,619
*	Marqeta Inc. Class A	269,186	1,618
*	Cavco Industries Inc.	4,859	1,613
	ArcBest Corp.	13,534	1,612
*	American Airlines Group Inc.	113,193	1,611
	Penske Automotive Group Inc.	10,828	1,607
*	Hub Group Inc. Class A	35,462	1,606
*	Spirit AeroSystems Holdings Inc. Class A	58,431	1,605
*	AMN Healthcare Services Inc.	21,671	1,604
	InterDigital Inc.	15,194	1,596
	Cathay General Bancorp	38,607	1,589
*	RingCentral Inc. Class A	46,784	1,586
*	Texas Capital Bancshares Inc.	25,980	1,585
	Kulicke & Soffa Industries Inc.	31,492	1,585
	Crane NXT Co.	27,202	1,585
	Piper Sandler Cos.	9,128	1,584
*	IPG Photonics Corp.	16,159	1,582
	Kohl's Corp.	61,401	1,582
	Carter's Inc.	20,846	1,577
	Cactus Inc. Class A	37,124	1,576
*	Braze Inc. Class A	29,132	1,575
*	Howard Hughes Holdings Inc.	19,469	1,559
*	LGI Homes Inc.	13,177	1,555
	Spire Inc.	27,277	1,549
*	Integra LifeSciences Holdings Corp.	38,531	1,547
	Northwestern Energy Group Inc.	32,154	1,547
	Rush Enterprises Inc. Class A	34,449	1,547
	International Game Technology plc	59,480	1,544
*	Kosmos Energy Ltd.	254,343	1,541
*	Shake Shack Inc. Class A	20,374	1,539
	Mueller Water Products Inc. Class A	111,905	1,534
*	Helen of Troy Ltd.	13,390	1,533
	WSFS Financial Corp.	34,375	1,530
*	TransMedics Group Inc.	17,800	1,527
*	Fortrea Holdings Inc.	49,227	1,524
	Artisan Partners Asset Management Inc. Class A	35,727	1,497

		Shares	Market Value ($000)
	Innospec Inc.	12,881	1,496
*	LiveRamp Holdings Inc.	37,843	1,494
	California Water Service Group	32,955	1,492
*	ViaSat Inc.	67,008	1,490
	LCI Industries	13,367	1,487
	SharkNinja Inc.	31,813	1,486
	International Bancshares Corp.	27,964	1,478
	American States Water Co.	19,747	1,473
*	Nomad Foods Ltd.	81,833	1,472
	Sensient Technologies Corp.	23,722	1,471
	ABM Industries Inc.	36,017	1,469
	Vishay Intertechnology Inc.	67,518	1,467
*	Envestnet Inc.	28,602	1,462
	Tanger Inc.	54,154	1,457
	Albany International Corp. Class A	16,360	1,455
	Select Medical Holdings Corp.	55,816	1,451
*	frontdoor Inc.	44,231	1,449
*	Plexus Corp.	15,284	1,448
	Quaker Chemical Corp.	7,623	1,448
*	Fox Factory Holding Corp.	22,961	1,447
	First Hawaiian Inc.	66,634	1,445
	WaFd Inc.	49,729	1,444
*	Q2 Holdings Inc.	33,879	1,442
	Golar LNG Ltd.	66,084	1,441
	Inter Parfums Inc.	10,281	1,431
*	Parsons Corp.	21,957	1,431
	Premier Inc. Class A	66,142	1,430
*	LivaNova plc	29,360	1,429
	ESCO Technologies Inc.	13,921	1,418
	Innovative Industrial Properties Inc.	15,156	1,413
*	Surgery Partners Inc.	46,048	1,413
	LXP Industrial Trust	154,925	1,408
*	Urban Outfitters Inc.	36,983	1,405
*,1	Lucid Group Inc.	415,804	1,405
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,890	1,401
	BGC Group Inc. Class A	198,110	1,399
	Werner Enterprises Inc.	35,263	1,395
*	Coursera Inc.	72,838	1,394
	EVERTEC Inc.	34,686	1,393
*	PagSeguro Digital Ltd. Class A	108,222	1,393
	First Financial Bancorp	62,079	1,392
	Patterson Cos. Inc.	46,403	1,386
	Red Rock Resorts Inc. Class A	25,354	1,386
	Avista Corp.	40,666	1,383
	COPT Defense Properties	58,596	1,381
	Vestis Corp.	64,529	1,381
*	Guardant Health Inc.	62,922	1,380
*	NMI Holdings Inc. Class A	43,198	1,379
	Pacific Premier Bancorp Inc.	54,292	1,377
	Papa John's International Inc.	18,718	1,375
*	Constellium SE	73,167	1,372
	Sunstone Hotel Investors Inc.	128,281	1,369
*	RXO Inc.	65,527	1,363
*	Resideo Technologies Inc.	81,177	1,361
	Bank of Hawaii Corp.	21,459	1,357
	Materion Corp.	11,578	1,354
	Scotts Miracle-Gro Co.	24,009	1,351
	Griffon Corp.	23,052	1,343

		Shares	Market Value ($000)
	News Corp. Class B	52,508	1,343
	SITE Centers Corp.	100,467	1,338
	Bloomin' Brands Inc.	50,152	1,335
*	Fastly Inc. Class A	66,356	1,335
	Independent Bank Corp. (XNGS)	23,744	1,332
	Atlantic Union Bankshares Corp.	38,813	1,326
	Eastern Bankshares Inc.	94,974	1,326
*	JFrog Ltd.	40,698	1,324
	BOK Financial Corp.	15,734	1,319
	Progress Software Corp.	23,218	1,319
*,1	Plug Power Inc.	296,270	1,318
	UniFirst Corp.	7,777	1,318
	Fulton Financial Corp.	84,138	1,312
*	CCC Intelligent Solutions Holdings Inc.	119,232	1,310
*	TripAdvisor Inc.	60,520	1,307
[1]	Arbor Realty Trust Inc.	98,221	1,306
*	Zillow Group Inc. Class A	23,645	1,303
	Graham Holdings Co. Class B	1,808	1,302
*,1	Upstart Holdings Inc.	40,967	1,301
	Energizer Holdings Inc.	41,068	1,299
	Century Communities Inc.	14,974	1,298
*	Gibraltar Industries Inc.	16,042	1,298
*	Krystal Biotech Inc.	11,655	1,297
	Hecla Mining Co.	338,000	1,288
	J & J Snack Foods Corp.	8,070	1,285
*	QuantumScape Corp.	188,659	1,285
	Simmons First National Corp. Class A	67,434	1,282
*	Grocery Outlet Holding Corp.	51,491	1,276
	Foot Locker Inc.	45,244	1,274
	Urban Edge Properties	73,703	1,273
	First Interstate BancSystem Inc. Class A	46,225	1,272
	Community Bank System Inc.	27,674	1,267
*	nCino Inc.	40,221	1,266
*	Remitly Global Inc.	73,521	1,260
*	Privia Health Group Inc.	62,371	1,257
*	Bloom Energy Corp. Class A	110,933	1,256
*	Impinj Inc.	12,945	1,255
*	Flywire Corp.	58,606	1,252
*	Perficient Inc.	18,346	1,250
	Highwoods Properties Inc.	54,339	1,248
*	Verint Systems Inc.	41,973	1,246
*	O-I Glass Inc.	85,585	1,246
	Cal-Maine Foods Inc.	22,468	1,245
*	Shoals Technologies Group Inc. Class A	94,052	1,239
*	DigitalOcean Holdings Inc.	36,456	1,229
*	TG Therapeutics Inc.	75,547	1,227
	Equity Commonwealth	64,177	1,226
	Archrock Inc.	74,984	1,225
	Trinity Industries Inc.	48,636	1,223
*	Kratos Defense & Security Solutions Inc.	72,036	1,220
*	Dorman Products Inc.	14,960	1,218
	Seacoast Banking Corp. of Florida	49,520	1,216
*	AAR Corp.	19,983	1,215
	MGE Energy Inc.	18,803	1,213
	CVB Financial Corp.	72,255	1,212
*	Cargurus Inc.	51,906	1,206
	First Commonwealth Financial Corp.	85,907	1,204
*	Seadrill Ltd.	27,976	1,204

		Shares	Market Value ($000)
*	Boot Barn Holdings Inc.	16,736	1,201
*	HashiCorp Inc. Class A	54,916	1,200
*	OSI Systems Inc.	9,315	1,193
	New Fortress Energy Inc.	35,778	1,189
	Chesapeake Utilities Corp.	11,732	1,188
*	Adtalem Global Education Inc.	23,481	1,185
*	PagerDuty Inc.	49,922	1,182
	BankUnited Inc.	41,724	1,179
	Edgewell Personal Care Co.	31,788	1,178
	Douglas Emmett Inc.	86,613	1,174
	Granite Construction Inc.	25,944	1,170
	Kennametal Inc.	47,559	1,166
	Avangrid Inc.	38,308	1,164
*	Viavi Solutions Inc.	118,378	1,164
*	Intellia Therapeutics Inc.	48,798	1,162
	PennyMac Financial Services Inc.	13,324	1,162
*	TreeHouse Foods Inc.	27,431	1,155
*	Under Armour Inc. Class C	155,939	1,154
*	Ambarella Inc.	21,963	1,154
	Xerox Holdings Corp.	62,127	1,147
*	Oceaneering International Inc.	55,072	1,144
	Strategic Education Inc.	12,125	1,140
	Pegasystems Inc.	23,355	1,138
*	Arvinas Inc.	27,397	1,137
	National Health Investors Inc.	21,383	1,137
	Nordstrom Inc.	62,456	1,134
	CareTrust REIT Inc.	54,143	1,133
*	Dave & Buster's Entertainment Inc.	21,134	1,131
	Patrick Industries Inc.	11,270	1,131
*,1	C3.ai Inc. Class A	45,160	1,119
*	Victoria's Secret & Co.	42,903	1,118
*	NCR Voyix Corp.	75,357	1,108
*	Array Technologies Inc.	83,508	1,106
*	Amphastar Pharmaceuticals Inc.	20,645	1,102
	Minerals Technologies Inc.	16,804	1,098
*	Masonite International Corp.	11,869	1,093
*	Sonos Inc.	69,737	1,087
	St. Joe Co.	19,549	1,079
*	Liberty Global Ltd. Class A	54,734	1,078
	Apollo Commercial Real Estate Finance Inc.	96,351	1,075
	HNI Corp.	26,375	1,074
*	CorVel Corp.	4,553	1,072
*	Huron Consulting Group Inc.	10,335	1,070
	MillerKnoll Inc.	40,252	1,070
	Lennar Corp. Class B	7,706	1,069
*	Rogers Corp.	9,252	1,066
*	Brinker International Inc.	24,898	1,065
*	Allegro MicroSystems Inc.	40,710	1,056
*	Certara Inc.	65,219	1,054
*	Calix Inc.	31,745	1,053
*	Callon Petroleum Co.	32,741	1,052
	PriceSmart Inc.	13,822	1,051
*	Ginkgo Bioworks Holdings Inc.	866,156	1,048
*	Ironwood Pharmaceuticals Inc.	73,711	1,046
	BancFirst Corp.	11,786	1,043
	Outfront Media Inc.	80,042	1,042
	Winnebago Industries Inc.	15,851	1,042
	Tennant Co.	11,014	1,041

		Shares	Market Value ($000)
*	Peloton Interactive Inc. Class A	187,206	1,041
*	Opendoor Technologies Inc.	304,396	1,041
*	PTC Therapeutics Inc.	39,784	1,038
*	Atlanta Braves Holdings Inc. Class C	25,739	1,038
*	Masterbrand Inc.	73,725	1,037
*	Topgolf Callaway Brands Corp.	78,687	1,036
	Acushnet Holdings Corp.	16,284	1,031
*	Twist Bioscience Corp.	31,800	1,030
	Virtus Investment Partners Inc.	4,348	1,027
	DiamondRock Hospitality Co.	112,212	1,026
*	U-Haul Holding Co. (XNYS)	15,448	1,024
*	NeoGenomics Inc.	68,879	1,023
*	SeaWorld Entertainment Inc.	20,717	1,023
	Telephone and Data Systems Inc.	53,248	1,023
	SJW Group	17,125	1,020
*	Sitime Corp.	9,567	1,020
	Enerpac Tool Group Corp.	32,660	1,020
	Stepan Co.	11,384	1,016
	Towne Bank	36,142	1,016
*	Denali Therapeutics Inc.	63,124	1,011
*	Inmode Ltd.	42,661	1,011
*	Cushman & Wakefield plc	95,865	1,009
[1]	Medical Properties Trust Inc.	324,085	1,005
	First Merchants Corp.	29,661	1,003
*	Veracyte Inc.	40,067	1,002
*	ICU Medical Inc.	10,922	1,000
	RLJ Lodging Trust	86,206	998
	Standex International Corp.	6,750	997
	Upbound Group Inc.	30,007	996
*	Iovance Biotherapeutics Inc.	127,884	989
*	Rocket Pharmaceuticals Inc.	34,227	983
*	Corcept Therapeutics Inc.	46,527	982
	Park National Corp.	7,480	977
	Cheesecake Factory Inc.	28,386	976
	Pebblebrook Hotel Trust	64,134	976
	Primoris Services Corp.	29,748	976
*	Six Flags Entertainment Corp.	38,712	976
	Bread Financial Holdings Inc.	26,822	973
*	Hayward Holdings Inc.	77,538	971
	Chimera Investment Corp.	202,074	970
*	Beam Therapeutics Inc.	39,651	967
*	Upwork Inc.	69,965	959
*	Myriad Genetics Inc.	44,720	957
	Clearway Energy Inc. Class C	39,420	956
	Jack in the Box Inc.	12,176	949
*	agilon health Inc.	160,994	948
	Cohen & Steers Inc.	13,454	947
*	Extreme Networks Inc.	69,861	944
*	Pacific Biosciences of California Inc.	143,942	937
*	ODP Corp.	18,312	936
*	Triumph Financial Inc.	13,229	935
	Delek US Holdings Inc.	34,551	934
	Sylvamo Corp.	20,049	931
	Dana Inc.	68,318	926
*	Gentherm Inc.	19,104	920
*,1	IonQ Inc.	89,357	918
	Independent Bank Group Inc.	18,855	912
	CSG Systems International Inc.	18,080	910

		Shares	Market Value ($000)
	Worthington Industries Inc.	15,924	908
*	Vista Outdoor Inc.	32,265	906
	Cracker Barrel Old Country Store Inc.	11,668	903
	H&E Equipment Services Inc.	16,789	903
	Barnes Group Inc.	27,216	901
*	Liberty Media Corp. - Liberty Live Class C	24,183	901
	Renasant Corp.	28,383	898
	JBG SMITH Properties	56,021	896
*	MaxLinear Inc.	42,962	894
	Global Net Lease Inc.	105,586	892
*	Cinemark Holdings Inc.	64,058	886
*	MP Materials Corp.	55,986	885
	Navient Corp.	51,355	884
*	NetScout Systems Inc.	40,951	881
*	American Woodmark Corp.	9,636	880
	Vector Group Ltd.	84,052	880
*	Hanesbrands Inc.	195,019	878
	NBT Bancorp Inc.	24,602	875
*	AtriCure Inc.	25,570	871
*	Ingevity Corp.	19,988	871
*	Pacira BioSciences Inc.	26,715	871
*	National Vision Holdings Inc.	45,747	870
*	R1 RCM Inc.	84,956	870
*	JELD-WEN Holding Inc.	46,686	868
	Laureate Education Inc.	68,662	867
	WesBanco Inc.	29,512	866
	Banner Corp.	18,562	865
	Xenia Hotels & Resorts Inc.	64,863	865
	Tronox Holdings plc	62,756	865
*	CoreCivic Inc.	60,562	861
	Trustmark Corp.	31,772	858
*	Squarespace Inc. Class A	27,656	857
	Horace Mann Educators Corp.	23,238	856
*	Knowles Corp.	52,304	853
	Retail Opportunity Investments Corp.	62,589	851
	Clear Secure Inc. Class A	44,542	848
*	PROS Holdings Inc.	24,621	847
*	Central Garden & Pet Co. Class A	20,483	846
*	Owens & Minor Inc.	42,932	846
*	Mercury Systems Inc.	28,308	840
	PennyMac Mortgage Investment Trust	58,260	835
	Universal Corp.	14,409	835
*,1	Dlocal Ltd.	51,770	834
	Heartland Financial USA Inc.	23,359	829
	Bank of NT Butterfield & Son Ltd.	27,051	820
*	Phreesia Inc.	31,922	813
	Lindsay Corp.	6,230	811
*	Schrodinger Inc.	30,607	810
	Greif Inc. Class A	12,895	807
*	Palomar Holdings Inc.	13,482	807
*	Tandem Diabetes Care Inc.	35,177	802
	Virtu Financial Inc. Class A	47,708	801
*	Bumble Inc. Class A	58,280	800
	Dillard's Inc. Class A	2,055	796
*	Sotera Health Co.	53,995	795
*	GEO Group Inc.	71,428	794
*	PROG Holdings Inc.	25,911	794
*	Sally Beauty Holdings Inc.	63,979	788

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	24,955	786
*	Novocure Ltd.	56,379	785
*	Cannae Holdings Inc.	38,628	782
*	Gates Industrial Corp. plc	60,554	780
*	Asana Inc. Class A	44,728	779
	Hawaiian Electric Industries Inc.	60,018	778
	City Holding Co.	7,602	777
	Greenbrier Cos. Inc.	17,081	777
	Northwest Bancshares Inc.	62,829	777
	Veris Residential Inc.	50,610	772
	Golden Ocean Group Ltd.	73,036	772
*	Sabre Corp.	188,085	771
*	OPENLANE Inc.	54,712	770
*	Madison Square Garden Entertainment Corp.	23,110	770
*	Omnicell Inc.	23,913	769
	Phinia Inc.	25,363	767
	Stock Yards Bancorp Inc.	15,398	766
	Acadia Realty Trust	44,815	765
	La-Z-Boy Inc.	21,962	765
*	NCR Atleos Corp.	34,165	765
	World Kinect Corp.	33,704	761
	AZZ Inc.	12,119	757
*	Alaska Air Group Inc.	21,086	756
*	Leslie's Inc.	112,466	755
	Newmark Group Inc. Class A	74,316	754
	Kennedy-Wilson Holdings Inc.	71,907	751
	John Wiley & Sons Inc. Class A	22,173	750
	ADT Inc.	114,378	747
	Reynolds Consumer Products Inc.	27,487	747
*	STAAR Surgical Co.	26,477	742
	Live Oak Bancshares Inc.	20,379	741
	Oxford Industries Inc.	7,794	740
	Uniti Group Inc.	140,265	738
*	Semtech Corp.	37,156	737
	Schneider National Inc. Class B	29,984	735
*	TTM Technologies Inc.	52,762	734
	Helios Technologies Inc.	17,768	733
*	Green Brick Partners Inc.	14,039	732
*,1	Tilray Brands Inc.	397,172	727
*	Rocket Lab USA Inc.	149,992	727
	SFL Corp. Ltd.	59,677	726
*	Jamf Holding Corp.	39,083	725
*	Cimpress plc	9,615	723
*	Enovix Corp.	77,494	721
*,1	Freedom Holding Corp.	8,766	720
*	Appian Corp. Class A	21,838	713
*	Sage Therapeutics Inc.	27,533	706
	Nelnet Inc. Class A	8,072	703
	MGP Ingredients Inc.	8,268	702
	Buckle Inc.	18,855	701
	Northwest Natural Holding Co.	19,007	701
*	Supernus Pharmaceuticals Inc.	25,267	699
*	Recursion Pharmaceuticals Inc. Class A	73,400	691
*	PowerSchool Holdings Inc. Class A	29,332	690
	Steelcase Inc. Class A	54,228	688
*	Paycor HCM Inc.	35,214	684
*	Fluence Energy Inc.	34,280	681
*	Lumen Technologies Inc.	554,880	677

		Shares	Market Value ($000)
	Employers Holdings Inc.	16,198	676
*	Kymera Therapeutics Inc.	20,582	675
	Adeia Inc.	55,584	675
	S&T Bancorp Inc.	20,199	673
*	Legalzoom.com Inc.	65,306	673
	Provident Financial Services Inc.	40,462	670
	Service Properties Trust	86,692	670
*	Apartment Investment and Management Co. Class A	90,237	670
*	Herbalife Ltd.	55,447	668
[1]	ZIM Integrated Shipping Services Ltd.	44,502	668
	CTS Corp.	16,235	667
*	Liberty Media Corp. - Liberty Formula One Class A	10,897	666
*	G-III Apparel Group Ltd.	22,021	663
	Ladder Capital Corp.	60,561	662
*	Prothena Corp. plc	23,174	658
*,1	Sigma Lithium Corp.	32,429	651
*	Pilgrim's Pride Corp.	23,919	650
	Orion SA	28,976	649
*	Liberty Broadband Corp. Class A	8,298	646
*	Magnite Inc.	72,914	645
	Hope Bancorp Inc.	58,146	644
	Atlantica Sustainable Infrastructure plc	33,338	639
	Empire State Realty Trust Inc. Class A	66,796	636
*	Ligand Pharmaceuticals Inc.	8,681	635
*	Chegg Inc.	64,356	634
*	National Beverage Corp.	13,663	632
	Two Harbors Investment Corp.	50,507	629
*	Agios Pharmaceuticals Inc.	27,766	628
*	Sunnova Energy International Inc.	59,347	624
*	Innoviva Inc.	38,167	618
	Apogee Enterprises Inc.	11,679	617
*	Akero Therapeutics Inc.	28,408	614
*	Hertz Global Holdings Inc.	73,316	612
	Getty Realty Corp.	21,889	605
*	Trupanion Inc.	22,238	605
	Forward Air Corp.	13,626	604
*	Lions Gate Entertainment Corp. Class B	62,313	604
	Elme Communities	41,667	603
	Alexander & Baldwin Inc.	34,669	600
	Matthews International Corp. Class A	18,223	600
*	Encore Capital Group Inc.	11,915	597
	Star Bulk Carriers Corp.	27,302	594
	CVR Energy Inc.	17,535	591
	Safehold Inc.	29,718	590
	Krispy Kreme Inc.	44,341	589
	Scholastic Corp.	15,298	588
	Westamerica BanCorp	12,320	588
	Shutterstock Inc.	12,488	587
*	Harmony Biosciences Holdings Inc.	18,578	586
*	Aurinia Pharmaceuticals Inc.	77,558	585
*	Under Armour Inc. Class A	76,268	581
*	SiriusPoint Ltd.	49,132	580
	LTC Properties Inc.	18,224	568
*,1	Cassava Sciences Inc.	23,658	567
*	Hain Celestial Group Inc.	52,717	565
*	BioCryst Pharmaceuticals Inc.	105,582	560
*	Xencor Inc.	29,920	560
*	Proto Labs Inc.	15,451	558

		Shares	Market Value ($000)
	Embecta Corp.	32,424	556
	TriMas Corp.	22,469	555
	Benchmark Electronics Inc.	20,340	552
	Clearway Energy Inc. Class A	24,569	552
	CNA Financial Corp.	12,477	550
	Safety Insurance Group Inc.	6,602	550
*	Veradigm Inc.	60,100	549
	Deluxe Corp.	28,989	548
*	NOW Inc.	53,915	544
	Kaiser Aluminum Corp.	8,370	543
*	Beyond Inc.	24,662	542
*	Joby Aviation Inc.	98,916	540
	Sandy Spring Bancorp Inc.	22,079	538
	Monro Inc.	16,837	536
*	N-Able Inc.	40,920	531
	MFA Financial Inc. REIT	47,099	521
*	PRA Group Inc.	22,729	518
*	Liberty Media Corp. - Liberty Live Class A	14,069	518
*	Stratasys Ltd.	39,056	516
*	American Axle & Manufacturing Holdings Inc.	63,676	515
	Mercury General Corp.	12,865	515
	Fresh Del Monte Produce Inc.	20,959	515
*	Kornit Digital Ltd.	29,962	513
	Brightspire Capital Inc.	71,625	512
	American Assets Trust Inc.	22,751	510
	Nu Skin Enterprises Inc. Class A	27,398	509
*	ScanSource Inc.	12,784	502
	Berkshire Hills Bancorp Inc.	20,730	498
*	Everbridge Inc.	22,251	498
	1st Source Corp.	9,494	496
*,1	Fiverr International Ltd.	18,434	496
	Shenandoah Telecommunications Co.	24,144	495
	WisdomTree Inc.	72,856	493
*	Coeur Mining Inc.	182,882	492
	Weis Markets Inc.	8,005	486
	ARMOUR Residential REIT Inc.	25,517	486
*	Vicor Corp.	12,760	481
*	TechTarget Inc.	14,031	479
*	Worthington Steel Inc.	15,924	477
*	Sphere Entertainment Co.	13,461	476
	eXp World Holdings Inc.	38,327	474
	Astec Industries Inc.	13,262	472
	Brookline Bancorp Inc.	43,535	471
	WK Kellogg Co.	36,111	469
*	United Natural Foods Inc.	31,101	464
*	Relay Therapeutics Inc.	49,685	460
	B&G Foods Inc.	45,249	455
	Brightsphere Investment Group Inc.	20,577	455
	Core Laboratories Inc.	28,855	455
	Gray Television Inc.	47,450	453
*	AMC Entertainment Holdings Inc. Class A	111,146	450
	Paramount Group Inc.	93,677	445
	Sturm Ruger & Co. Inc.	10,139	443
*	Air Transport Services Group Inc.	28,409	440
	Piedmont Office Realty Trust Inc. Class A	64,527	439
*	Lemonade Inc.	27,733	439
	F&G Annuities & Life Inc.	9,738	437
	Marcus & Millichap Inc.	11,387	434

		Shares	Market Value ($000)
*	Avanos Medical Inc.	22,265	427
*	Arcus Biosciences Inc.	28,112	426
*	Cerence Inc.	21,241	425
*	Figs Inc. Class A	73,788	425
	Capitol Federal Financial Inc.	66,793	423
*	Vir Biotechnology Inc.	44,740	421
*	Anywhere Real Estate Inc.	59,030	420
*	Amylyx Pharmaceuticals Inc.	26,269	420
	Brandywine Realty Trust	87,996	417
*,1	Luminar Technologies Inc.	153,284	417
*	Driven Brands Holdings Inc.	31,744	416
	Matson Inc.	3,700	415
	Comstock Resources Inc.	51,950	406
*	Pediatrix Medical Group Inc.	41,186	386
*	IMAX Corp.	27,661	386
	Guess? Inc.	17,200	384
	ProAssurance Corp.	28,447	383
*	Lions Gate Entertainment Corp. Class A	36,635	382
	Sempra Energy	5,597	382
	Centerspace	6,961	381
*	Healthcare Services Group Inc.	39,894	377
*	AdaptHealth Corp.	51,584	372
	Wolverine World Wide Inc.	44,032	368
	Compass Minerals International Inc.	16,311	367
*	Zentalis Pharmaceuticals Inc.	30,940	367
*	Varex Imaging Corp.	18,948	365
*	Ameresco Inc. Class A	17,829	364
	Methode Electronics Inc.	17,484	363
	Redwood Trust Inc.	53,093	356
	TFS Financial Corp.	26,397	352
*	CryoPort Inc.	24,143	350
*	Open Lending Corp. Class A	47,490	349
*	Mister Car Wash Inc.	41,799	347
*	Yext Inc.	57,726	342
*	LifeStance Health Group Inc.	57,025	341
*	E2open Parent Holdings Inc.	90,458	340
*	Maravai LifeSciences Holdings Inc. Class A	58,501	339
*	Liberty Latin America Ltd. Class C	47,071	335
*	3D Systems Corp.	69,731	334
	Dine Brands Global Inc.	7,146	333
	Mativ Holdings Inc.	27,549	331
	Republic Bancorp Inc. Class A	6,430	329
*	Liberty Latin America Ltd. Class A	46,654	328
*	Alignment Healthcare Inc.	48,333	324
*	Virgin Galactic Holdings Inc.	179,487	319
	Sinclair Inc.	20,097	316
*	FuelCell Energy Inc.	262,545	315
	Heartland Express Inc.	24,180	313
*	Digital Turbine Inc.	57,473	310
	Medifast Inc.	5,653	309
*	SolarWinds Corp.	26,159	309
*,1	ChargePoint Holdings Inc.	160,764	305
*	Century Aluminum Co.	27,189	303
*	Matterport Inc.	133,297	300
*	BigCommerce Holdings Inc. Series 1	36,527	299
*	Nevro Corp.	17,621	292
*	Columbia Financial Inc.	16,116	290
*	REGENXBIO Inc.	23,324	287

		Shares	Market Value ($000)
*	Sana Biotechnology Inc.	51,853	285
	Ardagh Metal Packaging SA	76,458	282
	Ubiquiti Inc.	2,181	274
*,1	Nikola Corp.	367,060	274
	Alexander's Inc.	1,178	259
*	Fulgent Genetics Inc.	10,541	259
*	USANA Health Sciences Inc.	5,489	257
*	Thoughtworks Holding Inc.	53,094	248
*	CommScope Holding Co. Inc.	101,197	235
*	Green Dot Corp. Class A	25,861	233
*,1	Stem Inc.	78,268	232
*,1	OPKO Health Inc.	220,125	225
	Ormat Technologies Inc.	3,442	223
*	Multiplan Corp.	219,116	221
*	Adaptive Biotechnologies Corp.	59,370	218
*	iRobot Corp.	15,203	207
*,1	Beyond Meat Inc.	30,758	204
	TTEC Holdings Inc.	9,745	199
	NET Lease Office Properties	7,984	198
	Saul Centers Inc.	5,132	196
	Gen Digital Inc.	8,363	196
*	JetBlue Airways Corp.	36,310	193
*	Olaplex Holdings Inc.	79,962	180
*	Atlanta Braves Holdings Inc. Class A	3,936	170
*	Taro Pharmaceutical Industries Ltd.	3,800	164
*	Beauty Health Co.	53,810	158
*	Allogene Therapeutics Inc.	44,313	156
	GrafTech International Ltd.	104,853	139
*,1	CureVac NV	37,664	135
*	Piedmont Lithium Inc.	8,785	134
*,1	SunPower Corp.	42,263	128
	Newmont Corp.	3,699	128
	Allegiant Travel Co.	1,626	127
*	Petco Health & Wellness Co. Inc.	48,186	115
[1]	Spirit Airlines Inc.	15,045	95
*,1	Fisker Inc.	116,237	93
*	Playtika Holding Corp.	12,715	92
*	Mural Oncology plc	8,870	39
*,1	Piedmont Lithium Inc. GDR	229,729	35
	Enviva Inc.	16,047	7
*,3	Yandex NV Class A	151,757	—
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			26,649,489
Total Common Stocks (Cost $31,707,734)			43,070,415
Preferred Stocks (0.3%)
	Petroleo Brasileiro SA Preference Shares	2,746,492	22,424
	Samsung Electronics Co. Ltd. Preference Shares	473,470	20,717
	Volkswagen AG Preference Shares	115,150	14,810
	Itau Unibanco Holding SA Preference Shares	2,167,283	14,340
	Henkel AG & Co. KGaA Preference Shares	104,035	7,975
	Banco Bradesco SA Preference Shares	2,056,654	6,372
	Itausa SA Preference Shares	2,867,769	5,788
	Sartorius AG Preference Shares	14,614	5,331
	Hyundai Motor Co. Preference Shares (XKRX)	36,877	3,259
	Bayerische Motoren Werke AG Preference Shares	31,754	3,103

		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	65,774	2,824
	Gerdau SA Preference Shares	407,195	1,729
	Cia Energetica de Minas Gerais Preference Shares	741,280	1,724
	Companhia Paranaense de Energia Preference Shares Class B	757,000	1,548
	Centrais Eletricas Brasileiras SA Preference Shares Class B	160,615	1,486
	FUCHS SE Preference Shares	33,354	1,462
*	Telecom Italia SpA Preference Shares	3,390,499	1,067
	LG Chem Ltd. Preference Shares	5,241	1,063
*	Grifols SA Preference Shares Class B (XMAD)	120,810	970
	Sixt SE Preference Shares	9,946	681
	Metalurgica Gerdau SA Preference Shares	319,700	639
	Bradespar SA Preference Shares	136,359	627
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	119,349	617
	Hyundai Motor Co. Preference Shares	6,607	584
	Embotelladora Andina SA Preference Shares Class B	200,900	512
	Marcopolo SA Preference Shares	313,809	507
	Samsung SDI Co. Ltd. Preference Shares	3,208	500
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	495
	Raizen SA Preference Shares	614,403	475
*	Azul SA Preference Shares	164,136	444
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	138,208	386
	Cia de Saneamento do Parana Preference Shares	328,900	374
	LG Electronics Inc. Preference Shares	11,659	366
*	Gol Linhas Aereas Inteligentes SA Preference Shares	624,873	357
	Unipar Carbocloro SA Preference Shares Class B	24,827	352
*	Braskem SA Preference Shares Class A	96,180	346
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	345
	Daishin Securities Co. Ltd. Preference Shares	31,405	331
	Danieli & C Officine Meccaniche SpA Preference Shares	13,477	327
	Banco Pan SA Preference Shares	204,700	325
	Grupo Aval Acciones y Valores SA Preference Shares	2,254,892	298
	Randon SAImplementos E Participacoes Preference Shares	124,764	295
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	293
	LG H&H Co. Ltd. Preference Shares	2,662	273
*	Alpargatas SA Preference Shares	146,361	253
	Amorepacific Corp. (XKRX) Preference Shares	10,116	249
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	154
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	145
	Hanwha Corp. Preference Shares	10,942	115
	Bancolombia SA Preference Shares	14,574	115
	Corem Property Group AB Preference Shares	4,687	94
	Taurus Armas SA Preference Shares	29,900	86
	CJ CheilJedang Corp. Preference Shares	91	9
	Iguatemi SA Preference Shares	292	1
*,3	Mechel PJSC Preference Shares	45,248	—
[3]	Rosseti Lenenergo PJSC Preference Shares	65,770	—
[3]	Transneft PJSC Preference Shares	665	—
[3]	Tatneft PJSC Preference Shares	206,884	—
[3]	Bashneft PJSC Preference Shares	5,732	—
[3]	Surgutneftegas PJSC Preference Shares	3,000,000	—
Total Preferred Stocks (Cost $133,536)			129,962
Rights (0.0%)
*,1,3	AHL Strom-Munksjo OYJ	4,033	78
*	ACS Actividades de Construccion y Servicios SA Exp. 2/2/24	132,620	61
*	LG Display Co. Ltd. Exp. 7/3/24	40,541	48

		Shares	Market Value ($000)
*	Taihan Electric Wire Co. Ltd. Exp. 3/12/24	8,073	10
*	Samsung Pharmaceutical Co. Ltd. Exp. 2/14/24	26,842	7
*	Localiza Rent a Car SA Exp.2/5/24	1,690	3
*	Empreendimentos Pague Menos SA Exp. 2/28/24	7,494	—
*	FII BTLG Exp. 2/28/24	1,412	—
Total Rights (Cost $129)			207
Warrants (0.0%)
*	Sunway Bhd. Exp. 10/3/24	57,011	16
*,1,3	Webuild SpA Exp. 8/2/30	12,600	12
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	3
*	Velesto Energy Bhd. Exp. 10/18/24	467,368	1
*	JMT Network Services PCL Exp. 12/7/24	14,435	1
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	1
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	97,620	—
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
*	BTS Group Holdings PCL (XBKK) Exp.11/7/24	22,200	—
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	5,203	—
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	5,250	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			34
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[5,6]	Vanguard Market Liquidity Fund, 5.410% (Cost $441,564)	4,416,773	441,633
Total Investments (100.3%) (Cost $32,282,963)			43,642,251
Other Assets and Liabilities—Net (-0.3%)			(132,711)
Net Assets (100%)			43,509,540
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $163,830,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $400,726,000, representing 0.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $45,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $184,479,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	268	26,209	63
E-mini S&P 500 Index	March 2024	696	169,493	4,877
MSCI EAFE Index	March 2024	701	78,267	1,339
MSCI Emerging Markets Index	March 2024	718	35,211	(548)
S&P TSX 60 Index	March 2024	42	7,940	157
				5,888

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
The Bank of New York Mellon Corp.	3/20/24	CAD	2,949	USD	2,172	23	—
State Street Bank & Trust Co.	3/20/24	CAD	1,572	USD	1,158	12	—
UBS AG	3/20/24	CAD	1,572	USD	1,157	13	—
BNP Paribas	3/20/24	INR	1,001,910	USD	11,982	60	—
UBS AG	3/20/24	INR	999,567	USD	11,953	61	—
State Street Bank & Trust Co.	3/20/24	INR	500,955	USD	5,990	31	—
Morgan Stanley Capital Services Inc.	3/21/24	JPY	2,873,944	USD	20,260	—	(575)
State Street Bank & Trust Co.	3/20/24	USD	2,942	AUD	4,470	5	—
Bank of America, N.A.	3/20/24	USD	3,396	BRL	17,024	—	(24)
Toronto-Dominion Bank	3/20/24	USD	578	CAD	764	10	—
Bank of Montreal	3/20/24	USD	14,034	CHF	12,172	—	(148)
Toronto-Dominion Bank	3/20/24	USD	3,568	DKK	24,524	3	—
Bank of Montreal	3/20/24	USD	12,142	EUR	11,167	49	—
State Street Bank & Trust Co.	3/20/24	USD	3,857	GBP	3,070	—	(35)
Barclays Bank plc	3/20/24	USD	3,372	HKD	26,298	4	—
UBS AG	3/21/24	USD	23,234	JPY	3,332,126	410	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	3/20/24	USD	7,057	KRW	9,229,921	122	—
State Street Bank & Trust Co.	3/20/24	USD	2,775	TWD	86,328	—	—
						803	(782)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $401,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	28,174,663	35,369	—	28,210,032
Common Stocks—Other	99,896	14,755,120	5,367	14,860,383
Preferred Stocks	62,507	67,455	—	129,962
Rights	3	126	78	207
Warrants	—	22	12	34
Temporary Cash Investments	441,633	—	—	441,633
Total	28,778,702	14,858,092	5,457	43,642,251
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,436	—	—	6,436
Forward Currency Contracts	—	803	—	803
Total	6,436	803	—	7,239
Liabilities
Futures Contracts[1]	548	—	—	548
Forward Currency Contracts	—	782	—	782
Total	548	782	—	1,330
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.